Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND	December 31, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)
Argentina – 0.6%
Grupo Financiero Galicia S.A. ADR* †	20,624	$1,112
Australia – 0.6%
Anglogold Ashanti PLC	13,600	1,160
Austria – 0.4%
Erste Group Bank A.G.	5,873	707
Brazil – 3.9%
Azzas 2154 S.A.	147,245	675
Banco BTG Pactual S.A.*	44,900	428
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	17,298	415
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	35,800	196
Embraer S.A.	91,900	1,485
MercadoLibre, Inc.*	83	167
NU Holdings Ltd., Class A*	39,404	660
Raia Drogasil S.A. ADR	324,972	1,394
Rede D'Or Sao Luiz S.A.	35,800	265
TOTVS S.A.*	142,000	1,082
Vale S.A. ADR	49,200	641
		7,408
Chile – 0.4%
Antofagasta PLC	18,600	816
China – 17.6%
Alibaba Group Holding Ltd.	120,600	2,207
Alibaba Group Holding Ltd. ADR	9,200	1,348
Baidu, Inc., Class A*	18,600	305
BYD Co. Ltd., Class H	64,300	783
China Construction Bank Corp., Class H	2,618,000	2,580
China Life Insurance Co. Ltd., Class H	513,000	1,793
China Merchants Bank Co. Ltd., Class H	53,500	362
Contemporary Amperex Technology Co. Ltd., Class A	28,757	1,505
Eastroc Beverage Group Co. Ltd., Class A	11,600	443
Full Truck Alliance Co. Ltd. ADR	49,800	534
Haier Smart Home Co. Ltd., Class A	220,653	823
Hansoh Pharmaceutical Group Co. Ltd.	113,425	525
JD Health International, Inc.*	50,300	357
Kuaishou Technology	37,300	304
Laopu Gold Co. Ltd., Class H	4,360	346
Meituan, Class B*	93,820	1,238
PDD Holdings, Inc. ADR*	12,300	1,395
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
China – 17.6%continued
PICC Property & Casualty Co. Ltd., Class H	503,024	$1,055
Piotech, Inc., Class A	3,602	169
Ruijie Networks Co. Ltd., Class A	33,000	418
Shangri-La Asia Ltd.	250,000	153
Shenzhen Inovance Technology Co. Ltd., Class A	124,729	1,342
Sieyuan Electric Co. Ltd., Class A	21,500	474
TAL Education Group ADR*	47,700	521
Tencent Holdings Ltd.	120,700	9,249
Tencent Music Entertainment Group ADR	23,790	417
Topsports International Holdings Ltd.	727,890	272
WuXi AppTec Co. Ltd., Class H	75,000	945
Xiaomi Corp., Class B*	59,400	300
Zhejiang China Commodities City Group Co. Ltd., Class A	129,400	295
Zijin Mining Group Co. Ltd., Class A	219,600	1,079
		33,537
Egypt – 0.8%
Commercial International Bank - Egypt (CIB)	678,043	1,464
Greece – 1.7%
Eurobank S.A.	263,900	1,058
National Bank of Greece S.A.	126,544	1,927
Piraeus Bank S.A.*	32,485	258
		3,243
Hong Kong – 0.9%
AIA Group Ltd.	58,300	599
Hong Kong Exchanges & Clearing Ltd.	20,700	1,081
		1,680
Hungary – 1.2%
OTP Bank Nyrt.	14,788	1,584
Richter Gedeon Nyrt.	22,600	682
		2,266
India – 10.2%
Bajaj Finance Ltd.	27,044	297
Bharat Electronics Ltd.	220,741	980
Bharti Airtel Ltd.	36,290	851
BSE Ltd.	12,180	357
Divi's Laboratories Ltd.	1,863	133
DLF Ltd.	34,462	263
HDFC Bank Ltd.	381,637	4,217
NORTHERN FUNDS QUARTERLY REPORT  0 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
India – 10.2%continued
Hero MotoCorp Ltd.	42,639	$2,735
ICICI Bank Ltd.	97,817	1,460
Indian Hotels (The) Co. Ltd.	40,722	335
JK Cement Ltd.	11,200	689
Larsen & Toubro Ltd.	33,000	1,499
Mahindra & Mahindra Ltd.	22,926	946
MakeMyTrip Ltd.* †	2,935	241
Max Healthcare Institute Ltd.	8,312	97
Reliance Industries Ltd.	19,636	343
Siemens Energy India Ltd.*	9,601	274
Tata Consultancy Services Ltd.	88,886	3,178
TVS Motor Co. Ltd.	15,238	630
		19,525
Indonesia – 2.7%
Astra International Tbk PT	3,653,654	1,468
Bank Central Asia Tbk PT	5,017,000	2,422
Telkom Indonesia Persero Tbk PT	5,929,600	1,233
		5,123
Macau – 0.2%
Galaxy Entertainment Group Ltd.	74,500	365
Malaysia – 0.6%
CIMB Group Holdings Bhd.	528,500	1,074
Mexico – 5.3%
America Movil S.A.B. de C.V. ADR	138,903	2,871
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,900	799
Grupo Financiero Banorte S.A.B. de C.V., Class O	181,789	1,684
Southern Copper Corp.	4,787	687
Wal-Mart de Mexico S.A.B. de C.V.	1,309,244	4,072
		10,113
Peru – 3.5%
Cia de Minas Buenaventura S.A.A. ADR	69,808	1,943
Credicorp Ltd.	16,434	4,716
		6,659
Saudi Arabia – 1.1%
Al Rajhi Bank	57,569	1,497
Saudi Arabian Oil Co.	97,000	616
		2,113
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
Singapore – 0.2%
Grab Holdings Ltd., Class A*	60,400	$302
Sea Ltd. ADR*	1,373	175
		477
South Africa – 6.3%
Bid Corp. Ltd.	47,733	1,216
Bidvest Group Ltd.	137,675	1,973
Capitec Bank Holdings Ltd.	2,061	518
Clicks Group Ltd.	7,294	148
FirstRand Ltd.	127,100	695
Gold Fields Ltd.	2,784	121
Impala Platinum Holdings Ltd.	61,495	969
MTN Group Ltd.	94,300	964
Naspers Ltd., Class N	13,943	926
Standard Bank Group Ltd.	94,933	1,668
Valterra Platinum Ltd.	32,784	2,776
		11,974
South Korea – 15.0%
APR Corp.*	1,363	218
Hanwha Aerospace Co. Ltd.*	1,855	1,207
HD Hyundai Electric Co. Ltd.	1,646	886
HD Hyundai Heavy Industries Co. Ltd.	3,252	1,144
HD Hyundai Marine Solution Co. Ltd.	2,734	366
Hyundai Mobis Co. Ltd.	4,020	1,042
Hyundai Motor Co.	15,060	3,083
Hyundai Rotem Co. Ltd.	6,440	840
KB Financial Group, Inc.	7,264	628
NCSoft Corp.	6,427	893
Samsung Biologics Co. Ltd.(2) *	341	399
Samsung Electro-Mechanics Co. Ltd.	4,426	778
Samsung Electronics Co. Ltd.	172,894	14,410
SK hynix, Inc.	6,304	2,855
		28,749
Taiwan – 14.2%
Accton Technology Corp.	23,600	884
ASPEED Technology, Inc.	5,100	1,165
Delta Electronics, Inc.	35,500	1,080
Eclat Textile Co. Ltd.	68,000	831
Elite Material Co. Ltd.	11,600	602
Globalwafers Co. Ltd.	77,000	988
Hiwin Technologies Corp.	84,000	518
Hon Hai Precision Industry Co. Ltd.	585,096	4,251
MediaTek, Inc.	37,000	1,677
EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.7% (1)continued
Taiwan – 14.2%continued
Taiwan Semiconductor Manufacturing Co. Ltd.	291,300	$14,231
Yageo Corp.	123,000	901
		27,128
Thailand – 0.7%
Advanced Info Service PCL NVDR	46,500	462
CP ALL PCL (Registered)	654,000	903
		1,365
Turkey – 1.0%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	117,604	636
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	250,000	682
Yapi ve Kredi Bankasi A.S.*	767,000	649
		1,967
United Arab Emirates – 2.7%
Adnoc Gas PLC	1,032,800	998
Aldar Properties PJSC	41,721	99
Emaar Properties PJSC	1,081,242	4,137
		5,234
United States – 0.9%
Tenaris S.A. ADR†	45,475	1,748
Total Common Stocks
(Cost $127,186)		177,007

PREFERRED STOCKS – 2.6% (1)
Brazil – 2.6%
Banco Bradesco S.A.*	231,400	773
Gerdau S.A. ADR, 5.59%(3)	181,400	669
Itau Unibanco Holding S.A., 4.62%(3)	105,040	753
Itau Unibanco Holding S.A. ADR, 4.57%(3)	395,112	2,829
		5,024
India – 0.0%
TVS Motor Co. Ltd.(4) *	40,720	4
Total Preferred Stocks
(Cost $3,460)		5,028

INVESTMENT COMPANIES – 4.7%
iShares Core S&P 500 ETF	2,600	1,781
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.7%continued
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(5) (6) (7)	375,887	$376
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(5) (6)	6,875,510	6,876
Total Investment Companies
(Cost $8,965)		9,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.65%, 5/7/26(8) (9)	$125	$123
Total Short-Term Investments
(Cost $123)		123

Total Investments – 100.1%
(Cost $139,734)		191,191
Liabilities less Other Assets – (0.1%)		(198)
Net Assets – 100.0%		$190,993

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of this security amounted to approximately $399,000 or
0.2% of net assets.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2025 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NORTHERN FUNDS QUARTERLY REPORT  2 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	67	$4,728	Long	3/26	$110
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	25.6%
Financials	23.4
Consumer Discretionary	11.4
Industrials	9.5
Communication Services	9.2
Materials	6.0
Consumer Staples	5.0
Real Estate	2.4
Energy	1.9
Health Care	1.6
Utilities	0.2
Short-Term Investments	3.9
Total Investments	100.1
Liabilities less Other Assets	(0.1)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$1,112	$—	$—	$1,112
Australia	1,160	—	—	1,160
Brazil	1,468	5,940	—	7,408
China	4,368	29,169	—	33,537
Egypt	1,464	—	—	1,464
India	241	19,284	—	19,525
Mexico	10,113	—	—	10,113
Peru	6,659	—	—	6,659
Singapore	477	—	—	477
United States	1,748	—	—	1,748
All Other Countries(1)	—	93,804	—	93,804
Total Common Stocks	28,810	148,197	—	177,007
Preferred Stocks:
Brazil	3,498	1,526	—	5,024
India	—	—	4	4
Total Preferred Stocks	3,498	1,526	4	5,028
Investment Companies	9,033	—	—	9,033
Short-Term Investments	—	123	—	123
Total Investments	$41,341	$149,846	$4	$191,191
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$110	$—	$—	$110

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$18,024	$17,648	$1 (1)	$376	375,887
Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,733	76,269	74,126	153	6,876	6,875,510
Total	$4,733	$94,293	$91,774	$154	$7,252	7,251,397

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  4 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)
Australia – 1.2%
AMP Ltd.	302,087	$364
Ansell Ltd.	9,941	232
Aristocrat Leisure Ltd.	16,973	658
Austal Ltd.*	53,325	237
Bendigo & Adelaide Bank Ltd.	34,899	244
Charter Hall Group	27,531	448
Magellan Financial Group Ltd.	55,547	368
Medibank Pvt Ltd.	169,124	539
OceanaGold Corp.	40,695	1,153
Orica Ltd.	32,668	528
Paladin Energy Ltd.*	41,053	260
Ramelius Resources Ltd.	302,102	834
Rio Tinto Ltd.	4,499	441
Sandfire Resources Ltd.*	42,261	505
Ventia Services Group Pty. Ltd.	101,505	402
		7,213
Austria – 0.7%
ams-OSRAM A.G.*	17,404	169
BAWAG Group A.G.*	4,892	736
DO & CO A.G.	1,026	249
Erste Group Bank A.G.	18,392	2,213
Mondi PLC	62,809	766
		4,133
Belgium – 1.1%
Ageas S.A./N.V.	19,161	1,343
Anheuser-Busch InBev S.A./N.V.	29,314	1,881
Colruyt Group N.V	5,692	211
KBC Group N.V.	8,547	1,111
Proximus S.A.DP	37,891	315
Syensqo S.A.	14,455	1,161
Umicore S.A.	21,804	455
		6,477
Brazil – 1.7%
Ambev S.A.	457,997	1,153
Lojas Renner S.A.*	243,762	596
MercadoLibre, Inc.*	1,511	3,044
Natura Cosmeticos S.A.*	394,843	537
NU Holdings Ltd., Class A*	209,819	3,512
Telefonica Brasil S.A.*	183,465	1,095
Ultrapar Participacoes S.A.	152,047	580
		10,517
Canada – 4.3%
Algonquin Power & Utilities Corp.	72,396	445
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Canada – 4.3%continued
Aritzia, Inc.*	5,709	$488
Barrick Mining Corp.	43,985	1,916
Bird Construction, Inc.	11,506	239
Boardwalk Real Estate Investment Trust	6,988	328
Boralex, Inc., Class A	10,297	190
Canadian Natural Resources Ltd.	68,676	2,326
Canadian Pacific Kansas City Ltd.	30,476	2,244
Canadian Pacific Kansas City Ltd. (New York Exchange)	49,652	3,656
Canadian Tire Corp. Ltd., Class A	4,735	600
Celestica, Inc.*	1,377	407
CES Energy Solutions Corp.	36,176	323
Colliers International Group, Inc.	1,825	268
Constellation Software, Inc.	275	661
DPM Metals, Inc.	44,897	1,388
Enerflex Ltd.	28,277	436
Finning International, Inc.	12,043	653
Gildan Activewear, Inc.	4,749	297
Headwater Exploration, Inc.	64,092	438
Hudbay Minerals, Inc.	20,774	412
Kinaxis, Inc.*	2,502	315
Methanex Corp.	10,423	413
Nutrien Ltd.	17,452	1,077
Quebecor, Inc., Class B	7,824	295
Royal Bank of Canada	2,608	445
Shopify, Inc., Class A*	20,184	3,249
Stantec, Inc.	8,401	793
Toronto-Dominion Bank (The)	6,330	597
Vermilion Energy, Inc.	35,729	297
Whitecap Resources, Inc.	76,333	640
		25,836
China – 1.6%
Alibaba Group Holding Ltd.	17,289	316
Baidu, Inc., Class A*	91,419	1,499
BOC Aviation Ltd.	76,000	710
China Mengniu Dairy Co. Ltd.	328,616	628
China Ruyi Holdings Ltd.*	632,000	178
Nexteer Automotive Group Ltd.	360,000	295
Tencent Holdings Ltd.	77,219	5,917
		9,543
Denmark – 1.3%
FLSmidth & Co. A/S	4,226	294
ISS A/S	10,358	354
Jyske Bank A/S (Registered)	3,615	494
EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Denmark – 1.3%continued
Netcompany Group A/S* †	5,440	$305
Novo Nordisk A/S, Class B	95,773	4,882
Royal Unibrew A/S	4,101	371
Tryg A/S	35,088	918
		7,618
Finland – 0.6%
Konecranes OYJ	6,598	724
Nokia OYJ	261,998	1,697
Nordea Bank Abp	47,412	895
Orion OYJ, Class B	3,796	283
		3,599
France – 9.2%
Alstom S.A.*	167,561	4,960
Arkema S.A.	10,014	613
AXA S.A.	50,313	2,420
Ayvens S.A.	24,324	326
BNP Paribas S.A.	59,464	5,627
Capgemini S.E.	13,367	2,214
Carrefour S.A.	70,971	1,184
Cie de Saint-Gobain S.A.	41,039	4,166
Covivio S.A./France	6,330	421
Danone S.A.	5,994	541
Eiffage S.A.	3,630	521
Elis S.A.	16,377	465
Engie S.A.	94,723	2,491
Ipsen S.A.	2,607	364
Kering S.A.	17,645	6,226
Klepierre S.A.	13,963	553
LVMH Moet Hennessy Louis Vuitton S.E.	1,146	864
Orange S.A.	132,007	2,202
Renault S.A.	18,131	751
Safran S.A.	18,855	6,561
Societe Generale S.A.	72,185	5,816
Sopra Steria Group	1,761	318
SPIE S.A.	10,699	616
Technip Energies N.V.	10,961	416
TotalEnergies S.E.	52,519	3,423
Valeo S.E.	45,485	620
Vinci S.A.	3,801	534
Virbac S.A.CA	653	273
		55,486
Germany – 7.6%
Aumovio S.E.*	7,307	368
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Germany – 7.6%continued
BASF S.E.	30,726	$1,605
Bechtle A.G.	5,577	286
Bilfinger S.E.	3,182	402
Brenntag S.E.	5,438	317
Continental A.G.	10,082	805
CTS Eventim A.G. & Co. KGaA	2,944	270
Daimler Truck Holding A.G.	35,153	1,541
Deutsche Bank A.G. (Registered)	33,477	1,302
Deutsche Boerse A.G.	8,974	2,357
Deutsche Telekom A.G. (Registered)	84,954	2,756
E.ON S.E.	35,915	681
Evonik Industries A.G.	52,034	817
Freenet A.G.	11,264	388
Fresenius S.E. & Co. KGaA	34,779	2,002
GEA Group A.G.	5,063	344
Infineon Technologies A.G.	64,429	2,855
KION Group A.G.	3,961	317
Mercedes-Benz Group A.G.	8,817	622
Nordex S.E.*	12,088	414
Rheinmetall A.G.	1,286	2,358
RTL Group S.A.†	8,150	329
SAP S.E.	35,762	8,750
Scout24 S.E.	3,913	394
Siemens Energy A.G.*	82,774	11,698
SUSS MicroTec S.E.	4,915	226
TAG Immobilien A.G.	27,047	419
TUI A.G.*	46,512	491
Wacker Chemie A.G.	4,158	339
Zalando S.E.*	14,630	434
		45,887
Greece – 0.1%
Eurobank S.A.	122,554	491
Guatemala – 0.1%
Millicom International Cellular S.A.	9,329	517
Hong Kong – 1.4%
AIA Group Ltd.	67,600	694
ASMPT Ltd.	70,859	705
CK Asset Holdings Ltd.	177,226	893
HKT Trust & HKT Ltd.	374,000	553
Melco Resorts & Entertainment Ltd. ADR*	30,321	230
Prudential PLC	275,251	4,247
NORTHERN FUNDS QUARTERLY REPORT  6 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Hong Kong – 1.4%continued
WH Group Ltd.(2)	615,442	$685
Yue Yuen Industrial Holdings Ltd.	192,667	395
		8,402
India – 0.6%
Canara Bank	379,046	653
ICICI Bank Ltd. ADR	101,445	3,023
		3,676
Indonesia – 0.2%
Bank Mandiri Persero Tbk PT	1,056,100	323
Bank Negara Indonesia Persero Tbk PT	3,188,843	836
		1,159
Ireland – 1.0%
AIB Group PLC	138,401	1,501
AIB Group PLC (Irish Stock Exchange)	451	5
AIB Group PLC (London Exchange)	139,802	1,505
Bank of Ireland Group PLC	97,872	1,867
Cairn Homes PLC	106,599	260
Glanbia PLC	42,389	727
Kerry Group PLC, Class A	3,930	360
		6,225
Israel – 0.4%
Bank Leumi Le-Israel B.M.	40,964	903
Nice Ltd.*	2,990	339
Teva Pharmaceutical Industries Ltd. ADR*	36,323	1,134
		2,376
Italy – 3.3%
Azimut Holding S.p.A.	11,663	487
Banca Generali S.p.A.	4,535	304
BPER Banca S.p.A.	124,909	1,689
Coca-Cola HBC A.G. - CDI*	5,515	286
De' Longhi S.p.A.	8,021	342
Enel S.p.A.	198,671	2,070
Eni S.p.A.	99,162	1,881
Ferrari N.V.	6,175	2,299
Iren S.p.A.	116,869	350
Lottomatica Group S.p.A.	35,143	922
Maire S.p.A.	19,180	292
Prysmian S.p.A.	8,164	814
Reply S.p.A.	2,355	317
Ryanair Holdings PLC	14,860	516
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Italy – 3.3%continued
UniCredit S.p.A.	83,289	$6,914
Webuild S.p.A.	53,845	216
		19,699
Ivory Coast – 0.1%
Endeavour Mining PLC	13,390	690
Japan – 13.0%
ABC-Mart, Inc.	12,300	209
Alfresa Holdings Corp.	26,313	409
Alps Alpine Co. Ltd.	11,059	141
Amada Co. Ltd.	32,400	384
Anritsu Corp.	20,400	293
Anycolor, Inc.	10,400	321
Azbil Corp.	28,200	256
BIPROGY, Inc.	24,000	829
Chiba Bank (The) Ltd.	125,940	1,400
Chugai Pharmaceutical Co. Ltd.	6,600	347
Credit Saison Co. Ltd.	18,800	505
Daicel Corp.	32,100	286
Dai-ichi Life Holdings, Inc.	46,036	382
Dentsu Group, Inc.* †	42,730	907
Dentsu Soken, Inc.	16,200	283
Ebara Corp.	16,800	396
Eisai Co. Ltd.	21,856	648
ENEOS Holdings, Inc.	44,100	312
FANUC Corp.	85,900	3,343
Food & Life Cos. Ltd.	7,300	370
Fuji Corp.	13,300	310
GS Yuasa Corp.	15,100	362
Hakuhodo DY Holdings, Inc.	48,100	359
Hino Motors Ltd.*	67,824	167
Honda Motor Co. Ltd.	154,372	1,511
Horiba Ltd.	8,470	864
Ibiden Co. Ltd.	15,600	664
INFRONEER Holdings, Inc.	33,000	451
Isuzu Motors Ltd.	10,021	156
Japan Airlines Co. Ltd.	27,483	512
Japan Hotel REIT Investment Corp.	527	275
Japan Post Insurance Co. Ltd.	48,810	1,465
JGC Holdings Corp.	46,180	561
Kandenko Co. Ltd.	15,900	511
Kaneka Corp.	5,800	163
KDDI Corp.	67,600	1,169
Kinden Corp.	9,100	395
Koito Manufacturing Co. Ltd.	64,580	955
EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Japan – 13.0%continued
Kubota Corp.	103,300	$1,459
Kyushu Electric Power Co., Inc.	28,700	308
Lion Corp.	22,800	241
Mebuki Financial Group, Inc.	93,600	619
Meidensha Corp.	6,100	217
Mitsubishi Estate Co. Ltd.	62,376	1,519
Mitsubishi Gas Chemical Co., Inc.	34,600	628
Mitsubishi Heavy Industries Ltd.	203,000	4,972
Mitsubishi UFJ Financial Group, Inc.	49,900	792
Mitsui E&S Co. Ltd.	8,900	316
Mitsui Fudosan Co. Ltd.	78,400	892
Mitsui Kinzoku Co. Ltd.	7,200	813
Morinaga Milk Industry Co. Ltd.	10,300	245
Murata Manufacturing Co. Ltd.	23,900	496
NHK Spring Co. Ltd.	22,900	369
Nikon Corp.	34,036	379
Nintendo Co. Ltd.	49,966	3,375
Nippon Electric Glass Co. Ltd.	9,900	389
Nippon Shinyaku Co. Ltd.	7,600	274
Nippon Television Holdings, Inc.	18,252	443
Nissan Chemical Corp.	9,300	319
Nissan Motor Co. Ltd.* †	230,678	573
Nissui Corp.	49,300	359
Nitto Boseki Co. Ltd.	8,100	521
Nomura Research Institute Ltd.	10,800	416
Obic Co. Ltd.	19,200	603
Ono Pharmaceutical Co. Ltd.	13,938	193
Open House Group Co. Ltd.	18,600	1,091
PAL GROUP Holdings Co. Ltd.	17,000	222
Persol Holdings Co. Ltd.	697,230	1,292
Renesas Electronics Corp.	308,300	4,222
Resona Holdings, Inc.	166,917	1,583
Resorttrust, Inc.	23,700	297
Rinnai Corp.	22,598	572
Rohm Co. Ltd.	79,928	1,135
Sankyo Co. Ltd.	28,900	469
Sankyu, Inc.	4,400	237
Santen Pharmaceutical Co. Ltd.	23,900	248
Sanwa Holdings Corp.	17,400	453
Sawai Group Holdings Co. Ltd.	19,400	291
Sega Sammy Holdings, Inc.	18,920	296
SMC Corp.	7,700	2,681
Sompo Holdings, Inc.	50,100	1,706
Sony Group Corp.	31,700	810
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Japan – 13.0%continued
Stanley Electric Co. Ltd.	22,649	$446
Subaru Corp.	46,342	995
Sugi Holdings Co. Ltd.	11,600	274
Sumitomo Bakelite Co. Ltd.	7,900	261
Sumitomo Heavy Industries Ltd.	15,783	417
Sumitomo Mitsui Financial Group, Inc.	50,700	1,632
Sumitomo Mitsui Trust Group, Inc.	61,034	1,855
Sumitomo Rubber Industries Ltd.	30,677	473
SWCC Corp.	5,400	357
T&D Holdings, Inc.	91,231	2,102
Taiheiyo Cement Corp.	20,581	511
Takeda Pharmaceutical Co. Ltd.	42,682	1,326
THK Co. Ltd.	15,066	385
Tokyo Ohka Kogyo Co. Ltd.	12,900	479
Tokyo Seimitsu Co. Ltd.	5,400	382
Tokyo Tatemono Co. Ltd.	15,400	348
Tokyu Fudosan Holdings Corp.	44,900	408
Toyo Suisan Kaisha Ltd.	13,300	911
Toyo Tire Corp.	14,000	388
Toyoda Gosei Co. Ltd.	12,200	308
Tsumura & Co.	10,500	273
Tsuruha Holdings, Inc.	40,035	735
Yamaguchi Financial Group, Inc.	32,100	434
Yamato Holdings Co. Ltd.	51,180	721
		78,627
Luxembourg – 0.1%
ArcelorMittal S.A.	12,281	559
Mexico – 0.2%
America Movil S.A.B. de C.V., Class B	1,343,261	1,387
Netherlands – 6.0%
ABN AMRO Bank N.V. - C.V.A.	67,426	2,354
Adyen N.V.*	2,221	3,564
Akzo Nobel N.V.	37,715	2,619
ASM International N.V.	4,479	2,700
ASML Holding N.V.	605	647
ASML Holding N.V. (Registered)	5,629	6,022
ASR Nederland N.V.	6,427	456
BE Semiconductor Industries N.V.	2,367	368
Euronext N.V.	9,424	1,414
Heineken N.V.	41,295	3,378
ING Groep N.V.	116,383	3,272
Koninklijke Ahold Delhaize N.V.	10,673	438
Koninklijke Heijmans N.V. - CVA	3,147	249
NORTHERN FUNDS QUARTERLY REPORT  8 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Netherlands – 6.0%continued
Koninklijke KPN N.V.	117,429	$549
Koninklijke Philips N.V.	164,362	4,448
NN Group N.V.	37,072	2,854
Randstad N.V.	20,656	785
Wolters Kluwer N.V.	4,187	435
		36,552
Norway – 0.1%
Norsk Hydro ASA	19,200	148
Salmar ASA	4,794	294
		442
Pakistan – 0.0%
VEON Ltd. ADR*	4,930	259
Russia – 0.0%
Gazprom PJSC ADR(3) (4) *	54,380	—
LUKOIL PJSC ADR(3) (4) *	4,766	—
Mobile TeleSystems PJSC ADR(3) (4) *	64,508	—
Sberbank of Russia PJSC(3) (4)	186,456	—
		—
Singapore – 1.6%
Keppel DC REIT	176,900	309
Oversea-Chinese Banking Corp. Ltd.	64,800	995
SATS Ltd.	92,500	274
Sea Ltd. ADR*	48,249	6,155
Sheng Siong Group Ltd.	118,500	242
Singapore Exchange Ltd.	30,300	398
United Overseas Bank Ltd.	45,000	1,226
UOL Group Ltd.	54,700	372
		9,971
South Africa – 0.6%
Anglo American PLC	20,763	855
MTN Group Ltd.	138,486	1,415
Old Mutual Ltd.	990,073	891
Scatec ASA*	24,849	262
		3,423
South Korea – 3.6%
Classys, Inc.	9,968	376
Coupang, Inc.*	141,622	3,341
Coway Co. Ltd.	4,505	272
Daewoong Pharmaceutical Co. Ltd.	2,114	252
Hankook Tire & Technology Co. Ltd.	9,350	377
HD-Hyundai Marine Engine*	4,584	284
Hyosung Heavy Industries Corp.	178	218
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
South Korea – 3.6%continued
Hyundai Mobis Co. Ltd.	5,522	$1,431
Hyundai Rotem Co. Ltd.	2,429	317
Iljin Electric Co. Ltd.	6,580	245
IsuPetasys Co. Ltd.	6,339	518
JB Financial Group Co. Ltd.	18,818	334
KB Financial Group, Inc.	15,556	1,345
KIWOOM Securities Co. Ltd.	1,559	310
KT Corp. ADR	55,594	1,055
LEENO Industrial, Inc.*	8,305	346
LG Innotek Co. Ltd.	1,614	301
Netmarble Corp.	7,189	240
Poongsan Corp.	5,776	425
Samsung E&A Co. Ltd.	10,606	176
Samsung Electronics Co. Ltd.	47,894	3,992
Samsung Fire & Marine Insurance Co. Ltd.	1,994	687
Sanil Electric Co. Ltd.	3,588	319
Shinhan Financial Group Co. Ltd.	56,495	3,015
Silicon2 Co. Ltd.*	6,723	179
SK Telecom Co. Ltd.	34,492	1,281
		21,636
Spain – 0.8%
Amadeus IT Group S.A.	8,080	593
ATALAYA MINING COPPER S.A.	27,186	310
Bankinter S.A.	54,723	906
Indra Sistemas S.A.†	14,439	819
Industria de Diseno Textil S.A.	14,020	923
Logista Integral S.A.	7,190	254
Mapfre S.A.	118,293	595
Merlin Properties Socimi S.A.	33,569	489
		4,889
Sweden – 0.9%
Avanza Bank Holding AB	13,117	502
Hexagon AB, Class B	115,655	1,368
NCC AB, Class B	13,049	311
SKF AB, Class B	55,996	1,488
Storskogen Group AB, Class B	209,811	267
Telefonaktiebolaget LM Ericsson, Class B	140,609	1,373
Wihlborgs Fastigheter AB	30,370	300
		5,609
Switzerland – 2.3%
ABB Ltd. (Registered)	10,803	799
EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
Switzerland – 2.3%continued
Accelleron Industries A.G.	6,107	$474
Adecco Group A.G. (Registered)	35,076	1,019
Avolta A.G.*	5,061	300
DKSH Holding A.G.	3,210	232
EFG International A.G.*	11,231	269
Galenica A.G.	6,954	857
Kardex Holding A.G. (Registered)	566	196
On Holding A.G., Class A*	7,649	356
PSP Swiss Property A.G. (Registered)	3,143	569
Sportradar Group A.G., Class A*	11,948	284
Sulzer A.G. (Registered)	2,857	530
Swatch Group (The) A.G. (Bearer)	5,183	1,100
Swissquote Group Holding S.A. (Registered)	1,346	817
Temenos A.G. (Registered)	3,856	385
UBS Group A.G. (Registered)	126,277	5,837
Ypsomed Holding A.G. (Registered)	478	197
		14,221
Taiwan – 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	212,731	10,393
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,022	1,222
		11,615
Thailand – 0.3%
Kasikornbank PCL (Registered)	168,237	1,038
Kasikornbank PCL NVDR	156,944	969
		2,007
Turkey – 0.0%
Coca-Cola Icecek A.S.	75,992	104
United Kingdom – 15.8%
3i Group PLC	88,416	3,847
AstraZeneca PLC	51,568	9,498
Auto Trader Group PLC	36,925	291
Babcock International Group PLC	34,780	579
BAE Systems PLC	331,468	7,620
Balfour Beatty PLC	54,267	518
Barclays PLC	594,073	3,771
Barratt Redrow PLC	46,009	236
Beazley PLC	91,647	1,024
Berkeley Group Holdings PLC	16,836	884
British American Tobacco PLC	111,422	6,315
British Land (The) Co. PLC	199,818	1,081
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
United Kingdom – 15.8%continued
BT Group PLC	592,064	$1,464
Bunzl PLC	13,540	378
Burberry Group PLC*	49,551	845
CK Hutchison Holdings Ltd.	143,384	977
Compass Group PLC	25,764	820
Computacenter PLC	8,363	330
Convatec Group PLC	103,639	339
Cranswick PLC	5,095	339
Currys PLC	221,353	376
DCC PLC	14,640	910
Diageo PLC	99,322	2,139
Drax Group PLC	37,658	425
easyJet PLC	217,085	1,488
Entain PLC	30,460	314
Games Workshop Group PLC	1,415	359
Genus PLC	6,978	243
Harbour Energy PLC	119,220	314
Hikma Pharmaceuticals PLC	27,828	581
ICG PLC	11,425	315
IG Group Holdings PLC	44,278	785
IMI PLC	9,555	319
Inchcape PLC	31,051	322
Indivior PLC*	10,071	361
Informa PLC	67,499	801
Investec PLC	39,454	292
J Sainsbury PLC	125,347	552
JET2 PLC	11,908	225
Kingfisher PLC	229,034	960
Land Securities Group PLC	99,670	830
London Stock Exchange Group PLC	2,802	337
LondonMetric Property PLC	139,964	356
Marex Group PLC	8,610	330
Mitie Group PLC	113,069	254
National Grid PLC	197,063	3,037
NatWest Group PLC	231,411	2,018
OSB Group PLC	38,691	330
Pearson PLC	50,791	717
Reckitt Benckiser Group PLC	75,193	6,088
RELX PLC	52,761	2,150
RELX PLC (London Exchange)	24,090	974
Rightmove PLC	45,582	319
Rolls-Royce Holdings PLC	734,575	11,418
Segro PLC	142,946	1,383
Smith & Nephew PLC	50,447	840
NORTHERN FUNDS QUARTERLY REPORT  10 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
United Kingdom – 15.8%continued
Smiths Group PLC	14,073	$443
Softcat PLC	11,541	219
St. James's Place PLC	26,681	494
Standard Chartered PLC	217,215	5,305
Tate & Lyle PLC	85,867	434
Tesco PLC	192,988	1,149
Trainline PLC*	75,461	224
Tritax Big Box REIT PLC	143,842	294
UNITE Group (The) PLC	64,655	486
Watches of Switzerland Group PLC*	36,470	232
Weir Group (The) PLC	22,288	851
WPP PLC	154,511	698
		95,447
United States – 10.6%
Aon PLC, Class A	6,031	2,128
Arch Capital Group Ltd.*	38,968	3,738
Booking Holdings, Inc.	40	214
BP PLC	803,930	4,667
BRP, Inc.	5,100	361
Buzzi S.p.A.	10,861	660
Carnival Corp.*	90,529	2,765
Experian PLC	49,822	2,253
Ferguson Enterprises, Inc.	13,608	3,029
GSK PLC	151,674	3,727
Haleon PLC	95,233	482
IMAX Corp.*	13,845	512
Kiniksa Pharmaceuticals International PLC*	6,526	269
Linde PLC	5,963	2,543
Monday.com Ltd.*	11,225	1,656
Novartis A.G. (Registered)	6,034	833
Philip Morris International, Inc.	37,935	6,085
QIAGEN N.V.	7,188	328
Roche Holding A.G. (Genusschein)	11,525	4,763
Sanofi S.A.	53,011	5,143
Schneider Electric S.E.	3,666	1,005
Seagate Technology Holdings PLC	15,747	4,337
Shell PLC	122,054	4,483
Smurfit WestRock PLC	50,499	1,953
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.3% (1)continued
United States – 10.6%continued
Spotify Technology S.A.*	7,187	$4,174
Waste Connections, Inc. (New York Stock Exchange)	12,205	2,140
		64,248
Total Common Stocks
(Cost $411,128)		570,540

PREFERRED STOCKS – 0.8% (1)
Brazil – 0.3%
Banco Bradesco S.A. ADR*	589,683	1,964
Raizen S.A., 0.71%*	955,571	140
		2,104
Germany – 0.5%
Henkel A.G. & Co. KGaA, 2.92%(5)	12,591	1,029
Volkswagen A.G., 6.11%(5)	14,127	1,718
		2,747
Total Preferred Stocks
(Cost $4,621)		4,851

INVESTMENT COMPANIES – 3.9%
iShares Core MSCI EAFE ETF	10,873	973
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(6) (7) (8)	346,783	347
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(6) (7)	21,307,477	21,307
Vanguard FTSE Developed Markets ETF	10,209	638
Total Investment Companies
(Cost $23,169)		23,265

EQUITY FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.62%, 5/7/26(9) (10)	$348	$344
Total Short-Term Investments
(Cost $343)		344

Total Investments – 99.0%
(Cost $439,261)		599,000
Other Assets less Liabilities – 1.0%		5,948
Net Assets – 100.0%		$604,948

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of this security amounted to approximately $685,000 or
0.1% of net assets.

(3)	Restricted security. At December 31, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC ADR	9/27/17-12/29/21	$242
LUKOIL PJSC ADR	9/27/17-2/9/22	254
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	498
Sberbank of Russia PJSC	1/3/19-11/25/20	625

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2025 is disclosed.
(8)	Investment of cash collateral received from securities lending activities.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	91	$13,205	Long	3/26	$92
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	22.1%
Industrials	19.1
Information Technology	11.7
Consumer Discretionary	10.0
Health Care	7.7
Consumer Staples	6.6
Communication Services	6.2
Materials	4.7
Energy	3.4
Real Estate	2.2
Utilities	1.7
Short-Term Investments	3.6
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in
NORTHERN FUNDS QUARTERLY REPORT  12 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued	December 31, 2025 (UNAUDITED)
their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$1,153	$6,060	$—	$7,213
Brazil	6,556	3,961	—	10,517
Canada	25,836	—	—	25,836
Germany	317	45,570	—	45,887
Guatemala	517	—	—	517
Hong Kong	935	7,467	—	8,402
India	3,023	653	—	3,676
Ireland	1,501	4,724	—	6,225
Israel	1,134	1,242	—	2,376
Ivory Coast	690	—	—	690
Mexico	1,387	—	—	1,387
Netherlands	6,022	30,530	—	36,552
Pakistan	259	—	—	259
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Singapore	$6,155	$3,816	$—	$9,971
South Korea	4,396	17,240	—	21,636
Switzerland	640	13,581	—	14,221
Taiwan	1,222	10,393	—	11,615
United Kingdom	691	94,756	—	95,447
United States	35,904	28,344	—	64,248
All Other Countries(1)	—	203,865	—	203,865
Total Common Stocks	98,338	472,202	—	570,540
Preferred Stocks:
Brazil	1,964	140	—	2,104
Germany	—	2,747	—	2,747
Total Preferred Stocks	1,964	2,887	—	4,851
Investment Companies	23,265	—	—	23,265
Short-Term Investments	—	344	—	344
Total Investments	$123,567	$475,433	$—	$599,000
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$92	$—	$—	$92

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$6,066	$5,719	$2 (1)	$347	346,783
Northern Institutional Funds - U.S. Government Portfolio (Shares)	17,420	188,650	184,763	637	21,307	21,307,477
Total	$17,420	$194,716	$190,482	$639	$21,654	21,654,260

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND	December 31, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)
Australia – 0.4%
Anglogold Ashanti PLC	116,476	$10,005
Brazil – 3.2%
Ambev S.A.	1,103,560	2,778
Axia Energia	280,700	2,581
B3 S.A. - Brasil Bolsa Balcao*	1,232,095	3,207
Banco Bradesco S.A.*	382,777	1,082
Banco BTG Pactual S.A.*	275,600	2,630
Banco do Brasil S.A.	403,188	1,586
BB Seguridade Participacoes S.A.	168,101	1,108
Caixa Seguridade Participacoes S/A	132,200	401
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115,805	2,776
Cia Paranaense de Energia - Copel	239,800	573
CPFL Energia S.A.	50,400	489
Embraer S.A.	163,700	2,644
Energisa S/A	69,630	597
Eneva S.A.*	219,000	804
Engie Brasil Energia S.A.	68,946	398
Equatorial S.A.	282,355	1,979
Klabin S.A.	205,712	703
Localiza Rent a Car S.A.*	211,184	1,665
MBRF Global Foods Co. S.A.	149,646	555
Motiva Infraestrutura de Mobilidade S.A.	227,500	623
NU Holdings Ltd., Class A*	785,772	13,154
Petroleo Brasileiro S.A. - Petrobras	866,834	5,158
Porto Seguro S.A.	48,400	427
PRIO S.A.*	202,000	1,520
Raia Drogasil S.A. ADR	306,028	1,313
Rede D'Or Sao Luiz S.A.	190,600	1,411
Rumo S.A.	314,694	841
StoneCo Ltd., Class A*	52,043	770
Suzano S.A.	162,785	1,525
Telefonica Brasil S.A.*	190,780	1,138
TIM S.A.	194,300	760
TOTVS S.A.*	119,955	914
Ultrapar Participacoes S.A.	172,948	659
Vale S.A.	840,913	10,995
Vibra Energia S.A.	255,565	1,202
WEG S.A.	392,948	3,520
XP, Inc., Class A	93,745	1,535
		76,021
Chile – 0.5%
Banco de Chile	10,404,090	1,985
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Chile – 0.5%continued
Banco de Credito e Inversiones S.A.	20,743	$1,341
Banco Santander Chile	15,654,755	1,222
Cencosud S.A.	277,622	887
Empresas CMPC S.A.	269,342	421
Empresas Copec S.A.	88,176	691
Enel Americas S.A.	4,196,714	399
Enel Chile S.A.	5,764,220	472
Falabella S.A.	144,329	1,004
Latam Airlines Group S.A.	73,699,022	1,996
Plaza S.A.	182,002	641
		11,059
China – 26.9%
360 Security Technology, Inc., Class A	89,800	143
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	19,500	66
3SBio, Inc.*	419,500	1,302
AAC Technologies Holdings, Inc.	180,500	902
Accelink Technologies Co. Ltd., Class A	11,600	116
ACM Research Shanghai, Inc., Class A	3,200	80
Advanced Micro-Fabrication Equipment, Inc. China, Class A	9,798	382
AECC Aviation Power Co. Ltd., Class A	36,300	208
Agricultural Bank of China Ltd., Class A	1,232,100	1,354
Agricultural Bank of China Ltd., Class H	6,393,367	4,742
Aier Eye Hospital Group Co. Ltd., Class A	124,676	196
Air China Ltd., Class A*	201,200	270
Airtac International Group	33,765	999
Akeso, Inc.*	153,000	2,209
Alibaba Group Holding Ltd.	3,998,680	73,181
Alibaba Health Information Technology Ltd.*	1,378,000	891
Aluminum Corp. of China Ltd., Class A	170,300	297
Aluminum Corp. of China Ltd., Class H	847,435	1,319
Amlogic Shanghai Co. Ltd., Class A*	6,175	77
Angel Yeast Co. Ltd., Class A	9,100	57
Anhui Conch Cement Co. Ltd., Class A	47,700	149
Anhui Conch Cement Co. Ltd., Class H	283,575	802
Anhui Gujing Distillery Co. Ltd., Class A	5,400	102
Anhui Gujing Distillery Co. Ltd., Class B	24,200	271
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	31,500	222
Anker Innovations Technology Co. Ltd., Class A	10,130	165
ANTA Sports Products Ltd.	294,232	3,039
NORTHERN FUNDS QUARTERLY REPORT  14 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
APT Medical, Inc., Class A	2,900	$101
Autohome, Inc. ADR	15,697	349
Avary Holding Shenzhen Co. Ltd., Class A	36,800	265
AviChina Industry & Technology Co. Ltd., Class H	733,313	373
BAIC BluePark New Energy Technology Co. Ltd., Class A*	57,600	66
Baidu, Inc., Class A*	519,232	8,511
Bank of Beijing Co. Ltd., Class A	267,900	210
Bank of Changsha Co. Ltd., Class A	50,200	70
Bank of Chengdu Co. Ltd., Class A	57,700	133
Bank of China Ltd., Class A	521,900	428
Bank of China Ltd., Class H	16,588,652	9,483
Bank of Communications Co. Ltd., Class A	777,900	807
Bank of Communications Co. Ltd., Class H	1,980,117	1,639
Bank of Hangzhou Co. Ltd., Class A	124,920	273
Bank of Jiangsu Co. Ltd., Class A	237,044	353
Bank of Nanjing Co. Ltd., Class A	178,096	291
Bank of Ningbo Co. Ltd., Class A	103,450	416
Bank of Shanghai Co. Ltd., Class A	215,871	312
Bank of Suzhou Co. Ltd., Class A	106,900	127
Baoshan Iron & Steel Co. Ltd., Class A	357,196	380
Beijing Compass Technology Development Co. Ltd., Class A*	7,400	139
Beijing Enlight Media Co. Ltd., Class A	36,500	85
Beijing Enterprises Holdings Ltd.	109,771	448
Beijing Kingsoft Office Software, Inc., Class A	5,789	254
Beijing New Building Materials PLC, Class A	19,900	71
Beijing Roborock Technology Co. Ltd., Class A	2,651	58
Beijing Tiantan Biological Products Corp. Ltd., Class A	30,000	70
Beijing Tong Ren Tang Co. Ltd., Class A	17,800	82
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	11,158	72
Beijing Yanjing Brewery Co. Ltd., Class A	31,300	50
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	756,700	558
Bestechnic Shanghai Co. Ltd., Class A	2,228	72
Bilibili, Inc., Class Z*	58,391	1,441
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
BOC Aviation Ltd.	45,000	$421
BOC International China Co. Ltd., Class A	28,600	61
BOE Technology Group Co. Ltd., Class A	456,200	275
Bosideng International Holdings Ltd.	1,034,000	592
BYD Co. Ltd., Class A	74,500	1,040
BYD Co. Ltd., Class H†	853,296	10,391
BYD Electronic International Co. Ltd.	174,500	750
C&D International Investment Group Ltd.	198,650	399
Caitong Securities Co. Ltd., Class A	58,910	73
Cambricon Technologies Corp. Ltd., Class A*	5,731	1,112
Capital Securities Co. Ltd., Class A	24,400	65
CCOOP Group Co. Ltd., Class A*	289,800	104
CGN Power Co. Ltd., Class A	277,900	150
CGN Power Co. Ltd., Class H	2,339,000	880
Changchun High-Tech Industry Group Co. Ltd., Class A	5,100	67
Changjiang Securities Co. Ltd., Class A	97,000	113
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,000	71
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	178
Chifeng Jilong Gold Mining Co. Ltd., Class A	25,500	113
China CITIC Bank Corp. Ltd., Class A	141,900	156
China CITIC Bank Corp. Ltd., Class H	1,927,286	1,717
China CITIC Financial Asset Management Co. Ltd., Class H*	2,994,000	318
China Coal Energy Co. Ltd., Class H	419,000	534
China Communications Services Corp. Ltd., Class H	527,035	303
China Construction Bank Corp., Class A	276,600	367
China Construction Bank Corp., Class H	22,360,693	22,037
China CSSC Holdings Ltd., Class A	96,600	459
China Eastern Airlines Corp. Ltd., Class A*	277,400	238
China Energy Engineering Corp. Ltd., Class A	430,300	145
China Everbright Bank Co. Ltd., Class A	665,900	332
China Feihe Ltd.	741,000	386
China Galaxy Securities Co. Ltd., Class A	101,300	227
EQUITY FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
China Galaxy Securities Co. Ltd., Class H	846,500	$1,086
China Gas Holdings Ltd.	624,095	615
China Gold International Resources Corp. Ltd.	55,000	1,104
China Great Wall Securities Co. Ltd., Class A	59,100	86
China Greatwall Technology Group Co. Ltd., Class A*	51,600	106
China Hongqiao Group Ltd.	669,000	2,780
China Huishan Dairy Holdings Co. Ltd., Class H(2) *	1,922,380	—
China International Capital Corp. Ltd., Class A	49,000	245
China International Capital Corp. Ltd., Class H	390,400	976
China Jushi Co. Ltd., Class A	52,822	129
China Life Insurance Co. Ltd., Class A	35,600	231
China Life Insurance Co. Ltd., Class H	1,730,544	6,048
China Literature Ltd.*	84,600	357
China Longyuan Power Group Corp. Ltd., Class H	557,473	475
China Mengniu Dairy Co. Ltd.	729,870	1,395
China Merchants Bank Co. Ltd., Class A	284,679	1,715
China Merchants Bank Co. Ltd., Class H	911,933	6,167
China Merchants Energy Shipping Co. Ltd., Class A	109,700	141
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,400	122
China Merchants Port Holdings Co. Ltd.	284,067	552
China Merchants Securities Co. Ltd., Class A	127,910	304
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	152,700	189
China Minsheng Banking Corp. Ltd., Class A	466,840	256
China Minsheng Banking Corp. Ltd., Class H	1,573,654	794
China National Building Material Co. Ltd., Class H	839,943	551
China National Chemical Engineering Co. Ltd., Class A	73,800	79
China National Nuclear Power Co. Ltd., Class A	271,098	336
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
China National Software & Service Co. Ltd., Class A*	10,400	$69
China Nonferrous Mining Corp. Ltd.	313,000	588
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,100	304
China Oilfield Services Ltd., Class H	416,757	374
China Overseas Land & Investment Ltd.	886,195	1,391
China Pacific Insurance Group Co. Ltd., Class A	101,100	605
China Pacific Insurance Group Co. Ltd., Class H	617,737	2,782
China Petroleum & Chemical Corp., Class A	516,100	456
China Petroleum & Chemical Corp., Class H	5,234,628	3,136
China Power International Development Ltd.	960,000	398
China Railway Group Ltd., Class A	257,500	199
China Railway Group Ltd., Class H	1,026,827	504
China Railway Signal & Communication Corp. Ltd., Class A	110,341	86
China Rare Earth Resources And Technology Co. Ltd., Class A*	14,300	95
China Resources Beer Holdings Co. Ltd.	376,448	1,265
China Resources Gas Group Ltd.	231,058	671
China Resources Land Ltd.	744,932	2,595
China Resources Microelectronics Ltd., Class A	23,419	177
China Resources Mixc Lifestyle Services Ltd.	156,200	859
China Resources Power Holdings Co. Ltd.	471,735	1,048
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	24,843	101
China Ruyi Holdings Ltd.* †	2,684,000	754
China Shenhua Energy Co. Ltd., Class A	89,300	517
China Shenhua Energy Co. Ltd., Class H	787,636	3,918
China Southern Airlines Co. Ltd., Class A*	149,900	172
China State Construction Engineering Corp. Ltd., Class A	534,280	392
China State Construction International Holdings Ltd.	307,600	360
China Taiping Insurance Holdings Co. Ltd.	350,704	842
NORTHERN FUNDS QUARTERLY REPORT  16 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
China Three Gorges Renewables Group Co. Ltd., Class A	426,400	$249
China Tourism Group Duty Free Corp. Ltd., Class A	29,400	397
China Tower Corp. Ltd., Class H	1,025,800	1,522
China United Network Communications Ltd., Class A	436,900	319
China Vanke Co. Ltd., Class A*	87,400	58
China Vanke Co. Ltd., Class H*	589,372	247
China XD Electric Co. Ltd., Class A	84,400	109
China Yangtze Power Co. Ltd., Class A	342,100	1,331
China Zheshang Bank Co. Ltd., Class A	252,330	110
Chongqing Changan Automobile Co. Ltd., Class A	104,368	177
Chongqing Qianli Technology Co. Ltd., Class A*	65,200	99
Chongqing Rural Commercial Bank Co. Ltd., Class A	121,400	112
Chongqing Rural Commercial Bank Co. Ltd., Class H	577,000	456
Chongqing Zhifei Biological Products Co. Ltd., Class A	31,950	86
Chow Tai Fook Jewellery Group Ltd.	471,800	750
CITIC Ltd.	982,803	1,519
Citic Pacific Special Steel Group Co. Ltd., Class A	70,300	164
CITIC Securities Co. Ltd., Class A	166,045	681
CITIC Securities Co. Ltd., Class H	367,400	1,288
CMOC Group Ltd., Class A	236,400	674
CMOC Group Ltd., Class H	885,000	2,178
CNGR Advanced Material Co. Ltd., Class A	10,502	69
CNPC Capital Co. Ltd., Class A	123,100	169
Contemporary Amperex Technology Co. Ltd., Class A	61,640	3,227
Contemporary Amperex Technology Co. Ltd., Class H	18,000	1,167
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	75,500	126
COSCO SHIPPING Holdings Co. Ltd., Class A	165,880	360
COSCO SHIPPING Holdings Co. Ltd., Class H	615,650	1,088
CRRC Corp. Ltd., Class A	358,200	349
CRRC Corp. Ltd., Class H	958,000	735
CSC Financial Co. Ltd., Class A	53,600	205
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
CSI Solar Co. Ltd., Class A	44,662	$95
CSPC Innovation Pharmaceutical Co. Ltd., Class A	15,120	78
CSPC Pharmaceutical Group Ltd.	1,879,360	2,029
Daqin Railway Co. Ltd., Class A	294,900	218
Datang International Power Generation Co. Ltd., Class A	170,500	85
Dongfang Electric Corp. Ltd., Class A	33,800	117
Dongfeng Motor Group Co. Ltd., Class H*	522,000	591
Dongxing Securities Co. Ltd., Class A	50,400	100
East Money Information Co. Ltd., Class A	210,624	697
Eastroc Beverage Group Co. Ltd., Class A	7,320	280
Ecovacs Robotics Co. Ltd., Class A	8,100	93
Empyrean Technology Co. Ltd., Class A	6,300	96
ENN Energy Holdings Ltd.	187,579	1,666
ENN Natural Gas Co. Ltd., Class A	31,600	94
Eoptolink Technology, Inc. Ltd., Class A	14,520	890
Eve Energy Co. Ltd., Class A	27,496	258
Everbright Securities Co. Ltd., Class A	49,998	125
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	54
Far East Horizon Ltd.	598,000	616
Flat Glass Group Co. Ltd., Class A*	23,600	53
Focus Media Information Technology Co. Ltd., Class A	208,900	220
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	324
Fosun International Ltd.	546,865	307
Founder Securities Co. Ltd., Class A	131,800	147
Foxconn Industrial Internet Co. Ltd., Class A	184,100	1,624
Fuyao Glass Industry Group Co. Ltd., Class A	33,692	312
Fuyao Glass Industry Group Co. Ltd., Class H	138,800	1,197
GalaxyCore, Inc., Class A	41,118	88
Ganfeng Lithium Group Co. Ltd., Class A	22,240	200
Ganfeng Lithium Group Co. Ltd., Class H	103,600	692
GCL Technology Holdings Ltd.*	5,963,000	811
GD Power Development Co. Ltd., Class A	242,200	175
EQUITY FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
GDS Holdings Ltd., Class A*	268,000	$1,167
Geely Automobile Holdings Ltd.	1,408,641	3,233
GEM Co. Ltd., Class A	61,100	73
Genscript Biotech Corp.*	258,000	410
GF Securities Co. Ltd., Class A	72,793	229
GF Securities Co. Ltd., Class H	202,800	459
Giant Biogene Holding Co. Ltd.†	92,000	392
Giant Network Group Co. Ltd., Class A	24,900	154
GigaDevice Semiconductor, Inc., Class A	8,880	270
GoerTek, Inc., Class A	41,300	169
Goldwind Science & Technology Co. Ltd., Class A	42,100	123
Goneo Group Co. Ltd., Class A	12,299	72
Gotion High-tech Co. Ltd., Class A	24,200	135
Great Wall Motor Co. Ltd., Class A	35,500	115
Great Wall Motor Co. Ltd., Class H	519,796	1,019
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	223
Guangdong Haid Group Co. Ltd., Class A	22,400	177
Guangdong HEC Technology Holding Co. Ltd., Class A*	41,100	132
Guangdong Investment Ltd.	662,514	577
Guanghui Energy Co. Ltd., Class A	80,900	57
Guangzhou Automobile Group Co. Ltd., Class A	68,100	79
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	19,400	71
Guangzhou Tinci Materials Technology Co. Ltd., Class A	27,780	184
Guolian Minsheng Securities Co. Ltd., Class A	87,500	127
Guosen Securities Co. Ltd., Class A	81,200	152
Guotai Haitong Securities Co. Ltd.	217,638	639
Guotai Haitong Securities Co. Ltd., Class H	421,748	902
Guoyuan Securities Co. Ltd., Class A	47,460	57
H World Group Ltd. ADR	46,928	2,208
Haidilao International Holding Ltd.	375,000	684
Haier Smart Home Co. Ltd., Class A	94,797	354
Haier Smart Home Co. Ltd., Class H	554,800	1,724
Hainan Airlines Holding Co. Ltd., Class A*	575,800	149
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
Hainan Airport Infrastructure Co. Ltd., Class A	122,100	$93
Haisco Pharmaceutical Group Co. Ltd., Class A	12,400	91
Haitian International Holdings Ltd.	139,000	395
Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,800	128
Hangzhou First Applied Material Co. Ltd., Class A	34,659	69
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	70
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	53
Hansoh Pharmaceutical Group Co. Ltd.	354,000	1,638
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	134
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	180
Hengan International Group Co. Ltd.	149,398	535
Hengli Petrochemical Co. Ltd., Class A	104,160	335
Hengtong Optic-electric Co. Ltd., Class A	37,800	133
Hgtech Co. Ltd., Class A	10,600	120
Hithink RoyalFlush Information Network Co. Ltd., Class A	7,800	358
Horizon Robotics*	1,168,800	1,289
Hoshine Silicon Industry Co. Ltd., Class A	10,900	82
Hua Hong Semiconductor Ltd., Class A*	5,911	91
Hua Hong Semiconductor Ltd., Class H* †	169,000	1,599
Huadian Power International Corp. Ltd., Class A	212,400	151
Huadong Medicine Co. Ltd., Class A	22,720	128
Huafon Chemical Co. Ltd., Class A	50,400	79
Huaibei Mining Holdings Co. Ltd., Class A	33,900	54
Huaneng Power International, Inc., Class A	164,000	175
Huaneng Power International, Inc., Class H	1,024,501	754
Huaqin Technology Co. Ltd., Class A	11,000	142
Huatai Securities Co. Ltd., Class A	104,200	351
Huatai Securities Co. Ltd., Class H	309,000	747
Huaxia Bank Co. Ltd., Class A	156,390	154
NORTHERN FUNDS QUARTERLY REPORT  18 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
Huayu Automotive Systems Co. Ltd., Class A	42,200	$121
Huizhou Desay Sv Automotive Co. Ltd., Class A	9,400	161
Hunan Valin Steel Co. Ltd., Class A	101,900	82
Hundsun Technologies, Inc., Class A	26,145	113
Hwatsing Technology Co. Ltd., Class A	3,786	81
Hygon Information Technology Co. Ltd., Class A	32,132	1,032
IEIT Systems Co. Ltd., Class A	17,856	170
Iflytek Co. Ltd., Class A	37,000	265
Imeik Technology Development Co. Ltd., Class A	4,200	85
Industrial & Commercial Bank of China Ltd., Class A	890,400	1,010
Industrial & Commercial Bank of China Ltd., Class H	15,123,023	12,254
Industrial Bank Co. Ltd., Class A	307,100	926
Industrial Securities Co. Ltd., Class A	126,400	134
Ingenic Semiconductor Co. Ltd., Class A	4,200	63
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	580,400	198
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	116
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	159,200	110
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	24,100	122
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	77,700	318
Inner Mongolia Yitai Coal Co. Ltd., Class B	206,900	395
Innovent Biologics, Inc.*	339,000	3,304
Isoftstone Information Technology Group Co. Ltd., Class A	8,400	57
JA Solar Technology Co. Ltd., Class A*	41,916	69
JCET Group Co. Ltd., Class A	21,700	114
JD Health International, Inc.*	261,100	1,855
JD Logistics, Inc.*	430,600	629
JD.com, Inc., Class A	553,166	7,935
Jiangsu Eastern Shenghong Co. Ltd., Class A*	89,900	140
Jiangsu Expressway Co. Ltd., Class H	260,000	334
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	93,385	$794
Jiangsu Hoperun Software Co. Ltd., Class A	15,200	108
Jiangsu King's Luck Brewery JSC Ltd., Class A	27,100	135
Jiangsu Yanghe Distillery Co. Ltd., Class A	24,500	213
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,000	55
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	104
Jiangxi Copper Co. Ltd., Class A	33,099	259
Jiangxi Copper Co. Ltd., Class H	236,000	1,294
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	74
Jinko Solar Co. Ltd., Class A*	139,783	113
JL Mag Rare-Earth Co. Ltd., Class A	19,100	93
Kangmei Pharmaceutical Co. Ltd., Class A(2) *	4,694	—
Kanzhun Ltd. ADR	86,453	1,762
KE Holdings, Inc., Class A	479,343	2,537
Kingdee International Software Group Co. Ltd.*	708,000	1,205
Kingfa Sci & Tech Co. Ltd., Class A	38,300	107
Kingnet Network Co. Ltd., Class A	32,000	100
Kingsoft Corp. Ltd.	245,503	897
Kuaishou Technology	586,500	4,780
Kuang-Chi Technologies Co. Ltd., Class A*	32,000	223
Kunlun Energy Co. Ltd.	929,230	887
Kunlun Tech Co. Ltd., Class A*	13,900	83
Kweichow Moutai Co. Ltd., Class A	17,295	3,406
Laopu Gold Co. Ltd., Class H	7,000	555
LB Group Co. Ltd., Class A	29,400	82
Lenovo Group Ltd.	1,884,000	2,234
Lens Technology Co. Ltd., Class A	80,900	349
Li Auto, Inc., Class A*	291,430	2,454
Li Ning Co. Ltd.	546,500	1,309
Lingyi iTech Guangdong Co., Class A	107,200	237
Longfor Group Holdings Ltd.†	505,169	554
LONGi Green Energy Technology Co. Ltd., Class A*	97,669	254
Loongson Technology Corp. Ltd., Class A*	3,800	72
EQUITY FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
Luxshare Precision Industry Co. Ltd., Class A	100,705	$813
Luzhou Laojiao Co. Ltd., Class A	21,300	354
Mango Excellent Media Co. Ltd., Class A	22,070	77
Maxscend Microelectronics Co. Ltd., Class A	6,780	79
Meitu, Inc.*	807,500	723
Meituan, Class B*	1,154,218	15,231
Metallurgical Corp. of China Ltd., Class A	198,300	84
Midea Group Co. Ltd., Class A	54,300	607
Midea Group Co. Ltd., Class H	98,600	1,074
MINISO Group Holding Ltd.	109,036	507
MMG Ltd.* †	956,000	1,073
Montage Technology Co. Ltd., Class A	13,959	234
Muyuan Foods Co. Ltd., Class A	73,978	535
Nanjing Securities Co. Ltd., Class A	49,300	56
NARI Technology Co. Ltd., Class A	127,406	409
National Silicon Industry Group Co. Ltd., Class A*	54,787	169
NAURA Technology Group Co. Ltd., Class A	10,105	661
NetEase Cloud Music, Inc.*	22,250	530
NetEase, Inc.	406,175	11,178
New China Life Insurance Co. Ltd., Class A	26,400	263
New China Life Insurance Co. Ltd., Class H	222,452	1,546
New Hope Liuhe Co. Ltd., Class A	63,200	83
New Oriental Education & Technology Group, Inc.	316,520	1,741
Nexchip Semiconductor Corp., Class A	24,199	115
Ningbo Deye Technology Co. Ltd., Class A	11,134	137
Ningbo Orient Wires & Cables Co. Ltd., Class A	9,200	79
Ningbo Sanxing Medical Electric Co. Ltd., Class A	28,200	93
Ningbo Tuopu Group Co. Ltd., Class A	21,795	240
Ningxia Baofeng Energy Group Co. Ltd., Class A	123,600	347
NIO, Inc., Class A* †	430,886	2,224
Nongfu Spring Co. Ltd., Class H	468,400	2,812
OFILM Group Co. Ltd., Class A*	51,700	78
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
OmniVision Integrated Circuits Group, Inc.	18,135	$326
Orient Securities Co. Ltd., Class A	102,839	160
PDD Holdings, Inc. ADR*	164,855	18,693
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	195
People's Insurance Co. Group of China (The) Ltd., Class H	2,050,535	1,772
PetroChina Co. Ltd., Class A	329,500	490
PetroChina Co. Ltd., Class H	4,881,438	5,245
Pharmaron Beijing Co. Ltd., Class A	19,125	77
PICC Property & Casualty Co. Ltd., Class H	1,601,359	3,357
Ping An Bank Co. Ltd., Class A	252,400	412
Ping An Insurance Group Co. of China Ltd., Class A	141,935	1,388
Ping An Insurance Group Co. of China Ltd., Class H	1,567,406	13,185
Piotech, Inc., Class A	4,201	198
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	138
Pop Mart International Group Ltd.	125,200	3,004
Postal Savings Bank of China Co. Ltd., Class A	438,300	342
Postal Savings Bank of China Co. Ltd., Class H	2,122,000	1,448
Power Construction Corp. of China Ltd., Class A	233,100	173
Qfin Holdings, Inc. ADR	23,881	460
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	279
Range Intelligent Computing Technology Group Co. Ltd., Class A	25,800	195
Remegen Co. Ltd., Class H*	44,000	405
Rockchip Electronics Co. Ltd., Class A	4,100	105
Rongsheng Petrochemical Co. Ltd., Class A	129,100	216
SAIC Motor Corp. Ltd., Class A	89,193	194
Sailun Group Co. Ltd., Class A	48,300	112
Sanan Optoelectronics Co. Ltd., Class A	97,100	196
Sany Heavy Industry Co. Ltd., Class A	116,800	353
Satellite Chemical Co. Ltd., Class A	43,761	111
SDIC Capital Co. Ltd., Class A	83,900	92
SDIC Power Holdings Co. Ltd., Class A	107,000	201
Seres Group Co. Ltd., Class A	25,000	432
NORTHERN FUNDS QUARTERLY REPORT  20 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
SF Holding Co. Ltd., Class A	67,800	$371
SG Micro Corp., Class A	7,605	75
Shaanxi Coal Industry Co. Ltd., Class A	128,700	393
Shandong Gold Mining Co. Ltd., Class A	45,937	253
Shandong Gold Mining Co. Ltd., Class H	223,250	988
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	143
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	123
Shandong Nanshan Aluminum Co. Ltd., Class A	175,400	134
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	73
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	618,116	398
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	6,400	95
Shanghai Baosight Software Co. Ltd., Class A	24,480	72
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,236	82
Shanghai Electric Group Co. Ltd., Class A*	164,800	203
Shanghai Electric Power Co. Ltd., Class A	38,500	110
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	96
Shanghai International Airport Co. Ltd., Class A	17,200	81
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	95
Shanghai Pudong Development Bank Co. Ltd., Class A	448,492	798
Shanghai Putailai New Energy Technology Group Co. Ltd.	25,752	100
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	86
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	150
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	193
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,400	103
Shanjin International Gold Co. Ltd., Class A	38,800	134
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	$73
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	61
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,060	419
Sharetronic Data Technology Co. Ltd., Class A	4,800	115
Shenergy Co. Ltd., Class A	41,700	46
Shengyi Electronics Co. Ltd., Class A	9,600	130
Shengyi Technology Co. Ltd., Class A	38,900	395
Shennan Circuits Co. Ltd., Class A	9,724	321
Shenwan Hongyuan Group Co. Ltd., Class A	328,200	248
Shenzhen Envicool Technology Co. Ltd., Class A	13,700	208
Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,500	136
Shenzhen Goodix Technology Co. Ltd., Class A	5,000	56
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	203
Shenzhen Kinwong Electronic Co. Ltd., Class A	11,500	120
Shenzhen Longsys Electronics Co. Ltd., Class A*	4,800	166
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,600	452
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	79
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	17,700	126
Shenzhen Transsion Holdings Co. Ltd., Class A	14,547	137
Shenzhou International Group Holdings Ltd.	190,800	1,491
Sichuan Biokin Pharmaceutical Co. Ltd., Class A*	3,200	148
Sichuan Changhong Electric Co. Ltd., Class A	91,100	118
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	111
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	97
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	11,700	588
EQUITY FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	$145
Sino Biopharmaceutical Ltd.	2,397,750	1,899
Sinolink Securities Co. Ltd., Class A	33,900	45
Sinoma Science & Technology Co. Ltd., Class A	23,800	123
Sinopharm Group Co. Ltd., Class H	301,114	750
Sinotruk Hong Kong Ltd.	174,500	618
Smoore International Holdings Ltd.†	452,000	692
SooChow Securities Co. Ltd., Class A	72,343	94
Spring Airlines Co. Ltd., Class A	15,800	134
Sungrow Power Supply Co. Ltd., Class A	28,000	682
Sunny Optical Technology Group Co. Ltd.	165,325	1,382
Sunwoda Electronic Co. Ltd., Class A	17,800	66
SUPCON Technology Co. Ltd., Class A	8,381	59
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	310
Suzhou TFC Optical Communication Co. Ltd., Class A	12,420	357
TAL Education Group ADR*	100,499	1,096
TBEA Co. Ltd., Class A	68,490	218
TCL Technology Group Corp., Class A	266,410	173
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	52,750	65
Tencent Holdings Ltd.	1,490,989	114,250
Tencent Music Entertainment Group ADR	133,255	2,336
Tianfeng Securities Co. Ltd., Class A*	117,500	70
Tianqi Lithium Corp., Class A*	19,000	151
Tianshan Aluminum Group Co. Ltd., Class A	78,700	182
Tianshui Huatian Technology Co. Ltd., Class A	46,700	73
Tingyi Cayman Islands Holding Corp.	486,435	736
Tongcheng Travel Holdings Ltd.	313,600	904
TongFu Microelectronics Co. Ltd., Class A	22,400	120
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	137
Tongwei Co. Ltd., Class A*	62,300	183
Trina Solar Co. Ltd., Class A*	28,251	67
Trip.com Group Ltd.	144,673	10,378
Tsingtao Brewery Co. Ltd., Class A	8,300	73
Tsingtao Brewery Co. Ltd., Class H	151,767	948
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
UBTech Robotics Corp. Ltd., Class H*	46,750	$752
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	118
Unisplendour Corp. Ltd., Class A	32,948	116
United Nova Technology Co. Ltd., Class A*	116,477	111
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	9,356	183
Victory Giant Technology Huizhou Co. Ltd., Class A	12,600	514
Vipshop Holdings Ltd. ADR	71,565	1,266
Wanhua Chemical Group Co. Ltd., Class A	40,800	447
Want Want China Holdings Ltd.	1,151,870	687
Weichai Power Co. Ltd., Class A	107,100	262
Weichai Power Co. Ltd., Class H	450,812	1,085
Wens Foodstuff Group Co. Ltd., Class A	82,200	199
Western Mining Co. Ltd., Class A	37,500	148
Western Securities Co. Ltd., Class A	61,100	69
Western Superconducting Technologies Co. Ltd., Class A	8,653	92
Wingtech Technology Co. Ltd., Class A*	14,600	78
Wintime Energy Group Co. Ltd., Class A*	307,400	69
Wolong Electric Group Co. Ltd., Class A	22,200	155
Wuhan Guide Infrared Co. Ltd., Class A*	42,825	90
Wuliangye Yibin Co. Ltd., Class A	54,000	818
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	293
WuXi AppTec Co. Ltd., Class A	32,592	421
WuXi AppTec Co. Ltd., Class H	90,911	1,146
Wuxi Biologics Cayman, Inc.*	806,500	3,248
WuXi XDC Cayman, Inc.*	86,000	670
XCMG Construction Machinery Co. Ltd., Class A	159,500	264
Xiamen Tungsten Co. Ltd., Class A	21,200	125
Xiaomi Corp., Class B*	3,999,800	20,187
Xinjiang Daqo New Energy Co. Ltd., Class A*	41,509	159
Xinyi Solar Holdings Ltd.	1,135,136	432
XPeng, Inc., Class A*	290,358	2,940
XtalPi Holdings Ltd.*	401,000	487
Yadea Group Holdings Ltd.	324,000	473
NORTHERN FUNDS QUARTERLY REPORT  22 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
Yankuang Energy Group Co. Ltd., Class A	72,215	$136
Yankuang Energy Group Co. Ltd., Class H	744,919	919
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	157
Yealink Network Technology Corp. Ltd., Class A	18,440	94
Yonghui Superstores Co. Ltd., Class A*	154,400	103
Yonyou Network Technology Co. Ltd., Class A*	42,835	81
Youngor Fashion Co. Ltd., Class A	47,400	52
YTO Express Group Co. Ltd., Class A	41,800	98
Yum China Holdings, Inc.	86,178	4,076
Yunnan Aluminium Co. Ltd., Class A	61,400	287
Yunnan Baiyao Group Co. Ltd., Class A	21,500	174
Yunnan Yuntianhua Co. Ltd., Class A	22,300	106
Yutong Bus Co. Ltd., Class A	28,500	133
Zangge Mining Co. Ltd., Class A	18,500	223
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,493	181
Zhaojin Mining Industry Co. Ltd., Class H	401,000	1,577
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	196
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	116
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	138
Zhejiang Expressway Co. Ltd., Class H	396,625	365
Zhejiang Huayou Cobalt Co. Ltd., Class A	31,615	308
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	90
Zhejiang Juhua Co. Ltd., Class A	32,100	176
Zhejiang Leapmotor Technology Co. Ltd., Class H*	121,200	752
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	77
Zhejiang NHU Co. Ltd., Class A	42,448	153
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	32,800	259
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	31,300	72
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	70
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
China – 26.9%continued
Zhejiang Zheneng Electric Power Co. Ltd., Class A	180,800	$128
Zheshang Securities Co. Ltd., Class A	60,800	94
Zhongji Innolight Co. Ltd., Class A	15,240	1,320
Zhongjin Gold Corp. Ltd., Class A	73,900	245
Zhongtai Securities Co. Ltd., Class A	119,500	111
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,349	61
Zhuzhou CRRC Times Electric Co. Ltd., Class H	106,074	511
Zijin Mining Group Co. Ltd., Class A	282,700	1,388
Zijin Mining Group Co. Ltd., Class H	1,396,162	6,311
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	138
ZTE Corp., Class A	59,300	320
ZTE Corp., Class H	185,517	644
ZTO Express Cayman, Inc.	97,334	2,031
		649,466
Colombia – 0.1%
Grupo Cibest S.A.	59,986	1,099
Interconexion Electrica S.A. ESP	102,011	663
		1,762
Czech Republic – 0.1%
CEZ A.S.	31,957	2,012
Komercni Banka A.S.	17,601	995
Moneta Money Bank A.S.	53,402	502
		3,509
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	600,364	1,297
Eastern Co. S.A.E.	373,069	290
Talaat Moustafa Group	175,869	295
		1,882
Greece – 0.6%
Alpha Bank S.A.	514,836	2,165
Eurobank S.A.	606,175	2,429
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	35,645	705
JUMBO S.A.	27,350	899
National Bank of Greece S.A.	202,850	3,090
OPAP S.A.	43,867	984
EQUITY FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Greece – 0.6%continued
Piraeus Bank S.A.*	265,229	$2,109
Public Power Corp. S.A.	41,432	886
		13,267
Hong Kong – 0.1%
J&T Global Express Ltd.*	565,200	758
Orient Overseas International Ltd.	29,000	467
Zijin Gold International Co. Ltd.* †	49,700	929
		2,154
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	91,307	820
OTP Bank Nyrt.	52,398	5,614
Richter Gedeon Nyrt.	33,207	1,002
		7,436
India – 15.1%
ABB India Ltd.	11,770	677
Adani Enterprises Ltd.	38,388	957
Adani Ports & Special Economic Zone Ltd.	126,940	2,076
Adani Power Ltd.*	645,770	1,028
Alkem Laboratories Ltd.	11,847	726
Ambuja Cements Ltd.	149,139	922
APL Apollo Tubes Ltd.	39,725	846
Apollo Hospitals Enterprise Ltd.	25,030	1,961
Ashok Leyland Ltd.	671,416	1,339
Asian Paints Ltd.	88,847	2,736
Astral Ltd.	26,392	407
AU Small Finance Bank Ltd.	87,908	973
Aurobindo Pharma Ltd.	58,210	766
Avenue Supermarts Ltd.*	38,121	1,604
Axis Bank Ltd.	536,625	7,596
Bajaj Auto Ltd.	15,761	1,638
Bajaj Finance Ltd.	653,489	7,175
Bajaj Finserv Ltd.	90,129	2,043
Bajaj Holdings & Investment Ltd.	6,268	790
Balkrishna Industries Ltd.	19,033	491
Bank of Baroda	228,281	752
Bharat Electronics Ltd.	856,090	3,802
Bharat Forge Ltd.	56,098	918
Bharat Heavy Electricals Ltd.	250,255	800
Bharat Petroleum Corp. Ltd.	356,084	1,521
Bharti Airtel Ltd.	595,076	13,960
Bosch Ltd.	1,685	676
Britannia Industries Ltd.	25,487	1,709
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
India – 15.1%continued
BSE Ltd.	47,520	$1,392
Canara Bank	424,305	731
CG Power & Industrial Solutions Ltd.	167,388	1,205
Cholamandalam Investment and Finance Co. Ltd.	98,843	1,868
Cipla Ltd.	132,065	2,219
Coal India Ltd.	417,225	1,852
Colgate-Palmolive India Ltd.	28,118	649
Coromandel International Ltd.	28,538	720
Cummins India Ltd.	32,355	1,601
Dabur India Ltd.	117,405	658
Divi's Laboratories Ltd.	27,970	1,990
Dixon Technologies India Ltd.	8,496	1,144
DLF Ltd.	167,075	1,276
Dr. Reddy's Laboratories Ltd.	125,911	1,778
Eicher Motors Ltd.	32,122	2,612
Eternal Ltd.*	564,271	1,751
Fortis Healthcare Ltd.	113,944	1,123
FSN E-Commerce Ventures Ltd.*	261,663	772
GAIL India Ltd.	552,254	1,058
GE Vernova T&D India Ltd.	29,501	1,032
GMR Airports Ltd.*	586,926	682
Godrej Consumer Products Ltd.	96,255	1,309
Godrej Properties Ltd.*	33,832	755
Grasim Industries Ltd.	64,170	2,020
Havells India Ltd.	48,431	767
HCL Technologies Ltd.	221,787	4,006
HDFC Asset Management Co. Ltd.	43,540	1,294
HDFC Bank Ltd.	2,649,031	29,272
HDFC Life Insurance Co. Ltd.	226,746	1,895
Hero MotoCorp Ltd.	27,993	1,796
Hindalco Industries Ltd.	314,847	3,107
Hindustan Aeronautics Ltd.	47,152	2,302
Hindustan Petroleum Corp. Ltd.	227,630	1,264
Hindustan Unilever Ltd.	192,235	4,953
Hitachi Energy India Ltd.	3,225	657
Hyundai Motor India Ltd.	37,855	968
ICICI Bank Ltd.	1,226,843	18,316
ICICI Lombard General Insurance Co. Ltd.	57,326	1,252
ICICI Prudential Life Insurance Co. Ltd.	81,811	608
IDFC First Bank Ltd.	787,270	749
Indian Hotels (The) Co. Ltd.	199,959	1,643
Indian Oil Corp. Ltd.	648,839	1,202
NORTHERN FUNDS QUARTERLY REPORT  24 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
India – 15.1%continued
Indian Railway Catering & Tourism Corp. Ltd.	56,431	$430
Indus Towers Ltd.*	310,754	1,448
IndusInd Bank Ltd.*	137,759	1,324
Info Edge India Ltd.	85,180	1,264
Infosys Ltd.	770,396	13,778
InterGlobe Aviation Ltd.	44,312	2,494
ITC Ltd.	702,852	3,155
Jindal Stainless Ltd.	73,500	686
Jindal Steel Ltd.	79,548	933
Jio Financial Services Ltd.	671,267	2,203
JSW Energy Ltd.	97,739	525
JSW Steel Ltd.	143,944	1,866
Jubilant Foodworks Ltd.	88,422	550
Kalyan Jewellers India Ltd.	91,703	495
Kotak Mahindra Bank Ltd.	255,559	6,259
Kwality Wall's India Ltd.(2) *	192,235	86
Larsen & Toubro Ltd.	155,786	7,078
Lodha Developers Ltd.	70,492	832
LTIMindtree Ltd.	17,603	1,188
Lupin Ltd.	58,220	1,365
Mahindra & Mahindra Ltd.	217,520	8,978
Mankind Pharma Ltd.	27,081	663
Marico Ltd.	122,302	1,022
Maruti Suzuki India Ltd.	29,333	5,453
Max Healthcare Institute Ltd.	181,341	2,109
Mphasis Ltd.	24,409	760
MRF Ltd.	549	934
Muthoot Finance Ltd.	26,992	1,145
Nestle India Ltd.	158,612	2,272
NHPC Ltd.	691,090	609
NMDC Ltd.	693,777	642
NTPC Ltd.	1,023,429	3,751
Oberoi Realty Ltd.	28,293	526
Oil & Natural Gas Corp. Ltd.	744,684	1,995
Oil India Ltd.	110,508	522
One 97 Communications Ltd.*	88,907	1,285
Oracle Financial Services Software Ltd.	4,865	416
Page Industries Ltd.	1,324	532
PB Fintech Ltd.*	81,137	1,648
Persistent Systems Ltd.	25,131	1,751
Petronet LNG Ltd.	169,720	536
Phoenix Mills (The) Ltd.	47,695	982
PI Industries Ltd.	16,423	592
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
India – 15.1%continued
Pidilite Industries Ltd.	72,190	$1,191
Polycab India Ltd.	12,214	1,035
Power Finance Corp. Ltd.	349,846	1,387
Power Grid Corp. of India Ltd.	1,091,883	3,212
Prestige Estates Projects Ltd.	39,631	703
Punjab National Bank	499,223	686
Rail Vikas Nigam Ltd.	125,030	497
REC Ltd.	268,738	1,066
Reliance Industries Ltd.	1,416,092	24,717
Samvardhana Motherson International Ltd.	980,564	1,309
SBI Cards & Payment Services Ltd.	65,115	624
SBI Life Insurance Co. Ltd.	105,490	2,385
Shree Cement Ltd.	2,213	653
Shriram Finance Ltd.	330,786	3,667
Siemens Energy India Ltd.*	20,500	584
Siemens Ltd.	21,229	724
Solar Industries India Ltd.	6,321	862
SRF Ltd.	34,754	1,189
State Bank of India	426,740	4,664
Sun Pharmaceutical Industries Ltd.	224,029	4,299
Sundaram Finance Ltd.	16,046	941
Supreme Industries Ltd.	13,988	521
Suzlon Energy Ltd.*	2,446,624	1,434
Swiggy Ltd.*	321,116	1,380
Tata Communications Ltd.	25,549	519
Tata Consultancy Services Ltd.	211,253	7,552
Tata Consumer Products Ltd.	139,480	1,849
Tata Motors Ltd.*	472,210	2,183
Tata Motors Passenger Vehicles Limited	472,210	1,928
Tata Power (The) Co. Ltd.	364,340	1,539
Tata Steel Ltd.	1,753,927	3,510
Tech Mahindra Ltd.	125,866	2,233
Titan Co. Ltd.	82,993	3,741
Torrent Pharmaceuticals Ltd.	26,577	1,138
Torrent Power Ltd.	39,165	569
Trent Ltd.	42,480	2,023
Tube Investments of India Ltd.	25,068	729
TVS Motor Co. Ltd.	55,304	2,287
UltraTech Cement Ltd.	27,586	3,614
Union Bank of India Ltd.	371,205	635
United Spirits Ltd.	69,778	1,121
UPL Ltd.	118,061	1,045
Varun Beverages Ltd.	317,679	1,730
EQUITY FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
India – 15.1%continued
Vedanta Ltd.	321,576	$2,163
Vishal Mega Mart Ltd.*	510,289	774
Vodafone Idea Ltd.*	6,020,213	721
Voltas Ltd.	48,466	734
WAAREE Energies Ltd.	21,044	694
Wipro Ltd.	596,859	1,742
Yes Bank Ltd.*	3,653,849	878
Zydus Lifesciences Ltd.	44,482	454
		364,054
Indonesia – 1.1%
Amman Mineral Internasional PT*	3,386,900	1,305
Astra International Tbk PT	4,755,260	1,910
Bank Central Asia Tbk PT	12,958,660	6,255
Bank Mandiri Persero Tbk PT	8,518,720	2,605
Bank Negara Indonesia Persero Tbk PT	3,509,418	920
Bank Rakyat Indonesia Persero Tbk PT	15,938,065	3,498
Barito Pacific Tbk PT*	5,559,115	1,090
Barito Renewables Energy Tbk PT	1,870,600	1,088
Bumi Resources Minerals Tbk PT*	13,174,100	865
Chandra Asri Pacific Tbk PT	2,056,400	863
Charoen Pokphand Indonesia Tbk PT	1,721,835	466
Dian Swastatika Sentosa Tbk PT*	233,600	1,410
GoTo Gojek Tokopedia Tbk PT*	202,272,732	776
Indofood Sukses Makmur Tbk PT	901,671	366
Petrindo Jaya Kreasi Tbk PT	5,045,000	708
Sumber Alfaria Trijaya Tbk PT	4,251,800	504
Telkom Indonesia Persero Tbk PT	11,553,762	2,403
United Tractors Tbk PT	336,771	596
		27,628
Kazakhstan – 0.0%
Solidcore Resources PLC*	97,434	616
Kuwait – 0.7%
Boubyan Bank K.S.C.P.	342,889	796
Gulf Bank K.S.C.P.	434,521	504
Kuwait Finance House K.S.C.P.	2,590,043	6,821
Mabanee Co. KPSC	145,969	517
Mobile Telecommunications Co. K.S.C.P.	471,460	795
National Bank of Kuwait S.A.K.P.	1,939,294	6,393
Warba Bank K.S.C.P.*	546,057	520
		16,346
Luxembourg – 0.1%
Reinet Investments S.C.A.	33,200	1,163
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Malaysia – 1.2%
AMMB Holdings Bhd.	596,537	$955
Axiata Group Bhd.	597,503	371
CELCOMDIGI Bhd.	755,200	591
CIMB Group Holdings Bhd.	1,888,817	3,838
Gamuda Bhd.	1,081,428	1,326
Hong Leong Bank Bhd.	154,498	842
IHH Healthcare Bhd.	528,000	1,138
IOI Corp. Bhd.	591,340	583
Kuala Lumpur Kepong Bhd.	124,229	612
Malayan Banking Bhd.	1,415,476	3,656
Maxis Bhd.	551,951	515
MISC Bhd.	320,060	615
MR DIY Group M Bhd.	769,700	290
Nestle Malaysia Bhd.	18,100	509
Petronas Chemicals Group Bhd.	552,100	494
Petronas Dagangan Bhd.	68,300	335
Petronas Gas Bhd.	189,800	848
Press Metal Aluminium Holdings Bhd.	870,900	1,528
Public Bank Bhd.	3,407,205	3,812
QL Resources Bhd.	390,375	364
RHB Bank Bhd.	398,149	757
SD Guthrie Bhd.	444,765	629
Sunway Bhd.	550,000	761
Telekom Malaysia Bhd.	280,286	556
Tenaga Nasional Bhd.	619,450	2,096
YTL Corp. Bhd.	625,600	314
YTL Power International Bhd.	699,700	570
		28,905
Mexico – 2.0%
America Movil S.A.B. de C.V., Class B	4,185,168	4,321
Arca Continental S.A.B. de C.V.	119,841	1,294
Cemex S.A.B. de C.V., Class CPO	3,552,245	4,079
Coca-Cola Femsa S.A.B. de C.V.	116,022	1,102
Fibra Uno Administracion S.A. de C.V.	703,801	1,058
Fomento Economico Mexicano S.A.B. de C.V.	396,991	4,013
Gruma S.A.B. de C.V., Class B	35,660	613
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,500	848
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	92,352	2,416
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	42,821	1,381
Grupo Bimbo S.A.B. de C.V., Class A	310,454	1,017
NORTHERN FUNDS QUARTERLY REPORT  26 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Mexico – 2.0%continued
Grupo Carso S.A.B. de C.V., Class A1	134,806	$886
Grupo Comercial Chedraui S.A. de C.V.	73,978	506
Grupo Financiero Banorte S.A.B. de C.V., Class O	583,709	5,408
Grupo Financiero Inbursa S.A.B. de C.V., Class O	361,141	871
Grupo Mexico S.A.B. de C.V., Class B	731,078	6,910
Industrias Penoles S.A.B. de C.V.*	46,814	2,459
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	338,927	723
Prologis Property Mexico S.A. de C.V.	257,705	1,076
Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,835	636
Sigma Foods S.A.B. de C.V.	826,413	723
Southern Copper Corp.	21,252	3,049
Wal-Mart de Mexico S.A.B. de C.V.	1,196,921	3,723
		49,112
Netherlands – 0.0%
Nebius Group N.V.(2) *	83,223	—
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	37,551	1,045
Credicorp Ltd.	15,710	4,509
		5,554
Philippines – 0.4%
Ayala Corp.	62,327	496
Ayala Land, Inc.	1,586,860	605
Bank of the Philippine Islands	417,595	824
BDO Unibank, Inc.	557,120	1,270
International Container Terminal Services, Inc.	234,560	2,249
Jollibee Foods Corp.	117,233	359
Manila Electric Co.	62,490	609
Metropolitan Bank & Trust Co.	467,109	544
PLDT, Inc.	19,380	414
SM Investments Corp.	46,302	550
SM Prime Holdings, Inc.	2,186,413	843
		8,763
Poland – 1.1%
Allegro.eu S.A.*	184,461	1,589
Bank Millennium S.A.*	138,333	639
Bank Polska Kasa Opieki S.A.	43,020	2,456
Budimex S.A.	2,706	479
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Poland – 1.1%continued
CCC S.A.*	13,162	$439
CD Projekt S.A.	14,956	1,001
Dino Polska S.A.(3) *	108,855	1,253
KGHM Polska Miedz S.A.*	31,941	2,480
LPP S.A.	262	1,513
mBank S.A.*	3,279	966
ORLEN S.A.	136,663	3,644
PGE Polska Grupa Energetyczna S.A.*	211,357	517
Powszechna Kasa Oszczednosci Bank Polski S.A.	204,553	4,822
Powszechny Zaklad Ubezpieczen S.A.	141,874	2,626
Santander Bank Polska S.A.	9,661	1,462
Zabka Group S.A.*	92,852	592
		26,478
Qatar – 0.6%
Al Rayan Bank	1,353,610	815
Barwa Real Estate Co.	512,921	368
Commercial Bank PSQC (The)	700,409	808
Dukhan Bank	419,647	403
Industries Qatar QSC	361,601	1,184
Mesaieed Petrochemical Holding Co.	1,331,784	399
Ooredoo QPSC	222,848	796
Qatar Electricity & Water Co. QSC	100,340	415
Qatar Fuel QSC	134,236	559
Qatar Gas Transport Co. Ltd.	647,996	799
Qatar International Islamic Bank QSC	229,820	721
Qatar Islamic Bank QPSC	412,994	2,717
Qatar National Bank QPSC	1,074,303	5,505
		15,489
Romania – 0.1%
NEPI Rockcastle N.V.*	146,452	1,290
Russia – 0.0%
Alrosa PJSC(2) (4)	695,290	—
Gazprom PJSC ADR(2) *	134	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
PhosAgro PJSC(2) (4) *	224	—
Polyus PJSC(2) (4) *	93,590	—
Rosneft Oil Co. PJSC(2) (4)	318,005	—
Sberbank of Russia PJSC(2) (4)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) *	56,000	—
Severstal PAO(2) (4)	55,330	—
Severstal PAO GDR (Registered)(2) (4) *	1,839	—
EQUITY FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Russia – 0.0%continued
Surgutneftegas PAO ADR(2) (4) *	4,629	$—
VK CO Ltd. GDR(2) (4) *	30,900	—
VTB Bank PJSC(2) (4) *	160,113	—
VTB Bank PJSC GDR(2) (3) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (4) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2) (4) *	32,705	—
		—
Saudi Arabia – 2.8%
ACWA Power Co.*	35,933	1,742
Ades Holding Co.	73,467	342
Al Rajhi Bank	457,869	11,902
Alinma Bank	276,698	1,799
Almarai Co. JSC	116,404	1,343
Arab National Bank	205,214	1,182
Arabian Internet & Communications Services Co.	5,701	341
Bank AlBilad	174,504	1,153
Bank Al-Jazira*	143,283	426
Banque Saudi Fransi	291,134	1,304
Bupa Arabia for Cooperative Insurance Co.	18,772	695
Co for Cooperative Insurance (The)	16,155	503
Dallah Healthcare Co.	7,147	239
Dar Al Arkan Real Estate Development Co.*	115,654	492
Dr. Sulaiman Al Habib Medical Services Group Co.	20,454	1,401
Elm Co.	5,630	1,123
Etihad Etisalat Co.	88,668	1,559
Jabal Omar Development Co.*	129,720	510
Jarir Marketing Co.	129,200	440
Makkah Construction & Development Co.	21,474	455
Mouwasat Medical Services Co.	23,031	409
Riyad Bank	344,893	2,495
SABIC Agri-Nutrients Co.	54,703	1,614
Sahara International Petrochemical Co.	77,507	310
SAL Saudi Logistics Services	8,701	372
Saudi Arabian Mining Co.*	317,635	5,162
Saudi Arabian Oil Co.	1,412,325	8,973
Saudi Awwal Bank	227,636	1,963
Saudi Basic Industries Corp.	210,722	2,881
Saudi Electricity Co.	185,051	693
Saudi Investment Bank (The)	156,500	548
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Saudi Arabia – 2.8%continued
Saudi National Bank (The)	687,445	$6,941
Saudi Research & Media Group*	8,806	292
Saudi Tadawul Group Holding Co.	11,247	421
Saudi Telecom Co.	468,352	5,367
Yanbu National Petrochemical Co.	63,280	464
		67,856
South Africa – 3.2%
Absa Group Ltd.	198,682	2,866
Bid Corp. Ltd.	79,212	2,018
Bidvest Group Ltd.	71,179	1,020
Capitec Bank Holdings Ltd.	20,323	5,103
Clicks Group Ltd.	56,313	1,143
Discovery Ltd.	133,624	1,838
FirstRand Ltd.	1,179,894	6,454
Gold Fields Ltd.	208,989	9,114
Harmony Gold Mining Co. Ltd.	133,494	2,677
Impala Platinum Holdings Ltd.	211,087	3,325
MTN Group Ltd.	406,633	4,155
Naspers Ltd., Class N	182,250	12,105
Nedbank Group Ltd.	108,402	1,740
Northam Platinum Holdings Ltd.	83,090	1,698
OUTsurance Group Ltd.	185,197	800
Pepkor Holdings Ltd.	827,635	1,323
Remgro Ltd.	115,298	1,264
Sanlam Ltd.	418,907	2,487
Sasol Ltd.*	129,561	833
Shoprite Holdings Ltd.	112,851	1,843
Sibanye Stillwater Ltd.*	660,547	2,379
Standard Bank Group Ltd.	307,454	5,403
Valterra Platinum Ltd.	61,892	5,240
Vodacom Group Ltd.	145,741	1,244
		78,072
South Korea – 12.5%
Alteogen, Inc.*	9,378	2,917
Amorepacific Corp.	7,058	584
APR Corp.*	5,651	903
Celltrion, Inc.*	34,909	4,374
Coway Co. Ltd.	12,553	758
DB Insurance Co. Ltd.	10,964	995
Doosan Bobcat, Inc.*	13,164	525
Doosan Co. Ltd.	1,795	960
Doosan Enerbility Co. Ltd.*	104,750	5,424
Ecopro B.M. Co. Ltd.*	11,191	1,134
NORTHERN FUNDS QUARTERLY REPORT  28 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
South Korea – 12.5%continued
Ecopro Co. Ltd.	24,367	$1,519
Hana Financial Group, Inc.	64,422	4,202
Hanjin Kal Corp.	5,437	468
Hankook Tire & Technology Co. Ltd.	16,769	677
Hanmi Semiconductor Co. Ltd.	9,653	855
Hanwha Aerospace Co. Ltd.*	7,840	5,101
Hanwha Ocean Co. Ltd.*	32,030	2,519
Hanwha Systems Co. Ltd.	16,688	628
HD Hyundai Co. Ltd.	10,354	1,344
HD Hyundai Electric Co. Ltd.	5,500	2,959
HD Hyundai Heavy Industries Co. Ltd.	8,546	3,006
HD Hyundai Marine Solution Co. Ltd.	3,622	484
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,936	2,809
HLB, Inc.*	28,125	988
HMM Co. Ltd.	50,428	714
HYBE Co. Ltd.*	5,214	1,189
Hyosung Heavy Industries Corp.	1,281	1,567
Hyundai Glovis Co. Ltd.	9,032	1,129
Hyundai Mobis Co. Ltd.	13,943	3,613
Hyundai Motor Co.	30,779	6,302
Hyundai Rotem Co. Ltd.	17,852	2,330
Industrial Bank of Korea	67,443	980
Kakao Corp.	72,294	2,994
KakaoBank Corp.	34,905	521
KB Financial Group, Inc.	84,716	7,324
Kia Corp.	54,586	4,598
Korea Aerospace Industries Ltd.	17,385	1,376
Korea Electric Power Corp.	60,227	1,958
Korea Investment Holdings Co. Ltd.	9,317	1,036
Korea Zinc Co. Ltd.	860	786
Korean Air Lines Co. Ltd.	44,652	697
Krafton, Inc.*	6,701	1,140
KT&G Corp.	21,942	2,160
LG Chem Ltd.	11,588	2,662
LG Corp.	21,130	1,178
LG Display Co. Ltd.*	65,190	535
LG Electronics, Inc.	25,495	1,617
LG Energy Solution Ltd.*	10,967	2,773
LG H&H Co. Ltd.	2,187	391
LG Uplus Corp.	47,928	489
LIG Nex1 Co. Ltd.	3,097	899
LS Electric Co. Ltd.	3,345	1,054
Meritz Financial Group, Inc.	18,222	1,427
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
South Korea – 12.5%continued
Mirae Asset Securities Co. Ltd.	46,998	$752
NAVER Corp.	32,790	5,494
NH Investment & Securities Co. Ltd.	31,852	464
POSCO Future M Co. Ltd.*	8,152	1,057
POSCO Holdings, Inc.	17,095	3,607
Posco International Corp.	11,613	399
Samsung Biologics Co. Ltd.(3) *	2,722	3,189
Samsung C&T Corp.	19,978	3,291
Samsung Electro-Mechanics Co. Ltd.	12,750	2,241
Samsung Electronics Co. Ltd.	1,101,609	91,813
Samsung Fire & Marine Insurance Co. Ltd.	6,988	2,409
Samsung Heavy Industries Co. Ltd.*	165,016	2,739
Samsung Life Insurance Co. Ltd.	18,715	2,038
Samsung SDI Co. Ltd.*	14,007	2,611
Samsung SDS Co. Ltd.	10,010	1,184
Samyang Foods Co. Ltd.	933	796
Shinhan Financial Group Co. Ltd.	102,253	5,457
SK Biopharmaceuticals Co. Ltd.*	7,283	626
SK hynix, Inc.	127,075	57,543
SK Innovation Co. Ltd.	15,998	1,118
SK Square Co. Ltd.*	21,681	5,449
SK Telecom Co. Ltd.	24,185	898
SK, Inc.	8,145	1,439
S-Oil Corp.*	10,768	619
Woori Financial Group, Inc.	151,026	2,939
Yuhan Corp.	13,552	1,055
		302,799
Taiwan – 20.1%
Accton Technology Corp.	118,000	4,420
Advantech Co. Ltd.	114,661	1,046
Alchip Technologies Ltd.	17,873	1,997
ASE Technology Holding Co. Ltd.	773,055	6,128
Asia Cement Corp.	517,567	613
Asia Vital Components Co. Ltd.	77,250	3,673
ASPEED Technology, Inc.	7,000	1,600
Asustek Computer, Inc.	164,546	2,854
Bizlink Holding, Inc.	41,000	1,957
Caliway Biopharmaceuticals Co. Ltd.*	236,000	1,157
Catcher Technology Co. Ltd.	119,111	786
Cathay Financial Holding Co. Ltd.	2,222,868	5,350
Chailease Holding Co. Ltd.	359,169	1,206
Chang Hwa Commercial Bank Ltd.	1,647,053	1,070
Cheng Shin Rubber Industry Co. Ltd.	366,184	343
EQUITY FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Taiwan – 20.1%continued
China Airlines Ltd.	774,000	$497
China Steel Corp.	2,783,800	1,681
Chroma ATE, Inc.	89,000	2,179
Chunghwa Telecom Co. Ltd.	881,260	3,663
Compal Electronics, Inc.	989,759	958
CTBC Financial Holding Co. Ltd.	3,901,707	6,229
Delta Electronics, Inc.	455,211	13,851
E Ink Holdings, Inc.	201,000	1,263
E.Sun Financial Holding Co. Ltd.	3,387,721	3,640
Eclat Textile Co. Ltd.	41,512	507
Elite Material Co. Ltd.	70,071	3,634
eMemory Technology, Inc.	14,000	764
Eva Airways Corp.	574,996	668
Evergreen Marine Corp. Taiwan Ltd.	253,544	1,533
Far Eastern New Century Corp.	790,587	698
Far EasTone Telecommunications Co. Ltd.	414,345	1,163
Feng TAY Enterprise Co. Ltd.	106,199	393
First Financial Holding Co. Ltd.	2,682,843	2,509
Formosa Chemicals & Fibre Corp.	808,499	822
Formosa Plastics Corp.	869,201	1,074
Fortune Electric Co. Ltd.	35,942	875
Fubon Financial Holding Co. Ltd.	1,962,668	5,984
Gigabyte Technology Co. Ltd.	126,994	1,002
Global Unichip Corp.	20,000	1,345
Globalwafers Co. Ltd.	62,709	805
Gold Circuit Electronics Ltd.	74,000	1,608
Hon Hai Precision Industry Co. Ltd.	2,929,172	21,282
Hotai Motor Co. Ltd.	70,361	1,232
Hua Nan Financial Holdings Co. Ltd.	2,142,305	2,114
Innolux Corp.	1,667,457	902
International Games System Co. Ltd.	51,187	1,172
Inventec Corp.	628,314	855
Jentech Precision Industrial Co. Ltd.	19,752	1,702
KGI Financial Holding Co. Ltd.	3,628,015	1,986
King Slide Works Co. Ltd.	13,000	1,545
King Yuan Electronics Co. Ltd.	255,000	2,009
Largan Precision Co. Ltd.	23,835	1,893
Lite-On Technology Corp.	457,964	2,359
Lotes Co. Ltd.	19,906	816
MediaTek, Inc.	354,981	16,085
Mega Financial Holding Co. Ltd.	2,773,700	3,528
Nan Ya Plastics Corp.	1,204,951	2,287
Nien Made Enterprise Co. Ltd.	40,000	458
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Taiwan – 20.1%continued
Novatek Microelectronics Corp.	129,988	$1,544
Pegatron Corp.	467,594	1,020
PharmaEssentia Corp.	67,824	1,014
President Chain Store Corp.	134,220	946
Quanta Computer, Inc.	631,440	5,466
Realtek Semiconductor Corp.	113,286	1,763
Shanghai Commercial & Savings Bank (The) Ltd.	859,798	1,110
SinoPac Financial Holdings Co. Ltd.	2,881,705	2,619
Taiwan Business Bank	1,719,053	875
Taiwan Cooperative Financial Holding Co. Ltd.	2,559,032	1,977
Taiwan High Speed Rail Corp.	466,765	416
Taiwan Mobile Co. Ltd.	408,076	1,408
Taiwan Semiconductor Manufacturing Co. Ltd.	5,733,570	280,104
TCC Group Holdings Co. Ltd.	1,609,231	1,185
Teco Electric and Machinery Co. Ltd.	276,000	733
TS Financial Holding Co. Ltd.	4,954,822	3,213
Unimicron Technology Corp.	303,942	2,111
Uni-President Enterprises Corp.	1,131,150	2,775
United Microelectronics Corp.	2,632,175	4,114
Vanguard International Semiconductor Corp.	277,033	808
Wan Hai Lines Ltd.	148,005	371
Wistron Corp.	696,925	3,324
Wiwynn Corp.	26,000	3,683
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	386,500	2,831
Yang Ming Marine Transport Corp.	416,000	735
Yuanta Financial Holding Co. Ltd.	2,501,486	3,123
Zhen Ding Technology Holding Ltd.	179,850	806
		485,844
Thailand – 1.0%
Advanced Info Service PCL (Registered)	194,000	1,927
Advanced Info Service PCL NVDR	48,399	480
Airports of Thailand PCL NVDR	1,035,500	1,728
Bangkok Dusit Medical Services PCL NVDR	2,559,900	1,568
Bumrungrad Hospital PCL NVDR	134,787	674
Central Pattana PCL NVDR	468,000	816
Charoen Pokphand Foods PCL NVDR	858,957	594
CP ALL PCL (Registered)	905,200	1,250
CP ALL PCL NVDR†	356,436	492
NORTHERN FUNDS QUARTERLY REPORT  30 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Thailand – 1.0%continued
CP AXTRA PCL NVDR (Registered)†	491,149	$245
Delta Electronics Thailand PCL NVDR	727,400	3,946
Gulf Development PCL NVDR (Registered)*	1,044,886	1,385
Kasikornbank PCL NVDR	128,500	793
Krung Thai Bank PCL (Registered)	515,250	462
Krung Thai Bank PCL NVDR	277,393	248
Minor International PCL NVDR†	695,330	534
PTT Exploration & Production PCL (Registered)	242,500	870
PTT Exploration & Production PCL NVDR†	94,643	339
PTT PCL (Registered)	1,835,000	1,864
PTT PCL NVDR	492,300	500
SCB X PCL (Registered)	145,800	643
SCB X PCL NVDR	54,476	240
Siam Cement (The) PCL (Registered)	51,000	297
Siam Cement (The) PCL NVDR	131,998	766
TMBThanachart Bank PCL NVDR	4,935,100	316
True Corp. PCL NVDR (Registered)	2,548,423	880
		23,857
Turkey – 0.4%
Akbank T.A.S.	684,178	1,115
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(5)	8	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	312,508	1,690
BIM Birlesik Magazalar A.S.	107,352	1,344
Eregli Demir ve Celik Fabrikalari T.A.S.	863,320	480
Ford Otomotiv Sanayi A.S.	161,855	350
Haci Omer Sabanci Holding A.S.	267,211	526
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
KOC Holding A.S.	191,856	756
Turk Hava Yollari A.O.	134,583	843
Turkcell Iletisim Hizmetleri A.S.	295,456	642
Turkiye Is Bankasi A.S., Class C	1,986,419	654
Turkiye Petrol Rafinerileri A.S.	218,378	939
Yapi ve Kredi Bankasi A.S.*	741,010	627
		9,966
United Arab Emirates – 1.4%
Abu Dhabi Commercial Bank PJSC	738,425	2,875
Abu Dhabi Islamic Bank PJSC	339,533	1,919
Abu Dhabi National Oil Co. for Distribution PJSC	691,194	734
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United Arab Emirates – 1.4%continued
ADNOC Drilling Co. PJSC	751,279	$1,093
Adnoc Gas PLC	1,434,651	1,387
ADNOC Logistics & Services	428,315	691
Aldar Properties PJSC	911,506	2,159
Americana Restaurants International PLC - Foreign Co.	691,650	305
Dubai Electricity & Water Authority PJSC	1,431,094	1,079
Dubai Islamic Bank PJSC	665,644	1,678
Emaar Development PJSC	220,213	908
Emaar Properties PJSC	1,551,219	5,935
Emirates NBD Bank PJSC	442,336	3,354
Emirates Telecommunications Group Co. PJSC	815,444	4,072
First Abu Dhabi Bank PJSC	1,032,202	4,903
Salik Co. PJSC	414,008	716
Two Point Zero Group PJSC*	729,128	517
		34,325
United States – 0.3%
BeOne Medicines Ltd., Class H*	199,334	4,632
JBS N.V. BDR*	83,818	1,209
JBS N.V., Class A*	10,930	158
Legend Biotech Corp. ADR*	16,311	354
		6,353
Total Common Stocks
(Cost $1,267,989)		2,331,031

PREFERRED STOCKS – 1.8% (1)
Brazil – 1.0%
Axia Energia, Class B, 3.96%(6)	57,841	549
Axia Energia, Class C*	88,982	798
Banco Bradesco S.A.*	1,214,694	4,055
Cia Energetica de Minas Gerais, 1.30%(6)	414,321	840
Gerdau S.A., 5.49%(6)	318,046	1,181
Itau Unibanco Holding S.A., 4.62%(6)	1,271,089	9,111
Itausa S.A., 6.51%(6)	1,374,429	2,924
Localiza Rent a Car S.A.*	8,122	61
Petroleo Brasileiro S.A. - Petrobras, 3.85%(6)	1,068,161	6,029
		25,548
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B*	33,925	2,336
EQUITY FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.8% (1)continued
Colombia – 0.1%
Grupo Cibest S.A., 6.52%(6)	105,067	$1,670
India – 0.0%
TVS Motor Co. Ltd.(2) *	200,968	22
South Korea – 0.6%
Hyundai Motor Co., 6.58%(6)	5,162	735
Hyundai Motor Co. (2nd Preferred), 6.40%(6)	7,847	1,152
Samsung Electronics Co. Ltd., 1.64%(6)	190,573	11,695
		13,582
Total Preferred Stocks
(Cost $27,389)		43,158

RIGHTS – 0.0%
Taiwan – 0.0%
Unimicron Technology Corp.*	6,855	23
Total Rights
(Cost $—)		23

INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(7) (8) (9)	661,756	662
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(7) (8)	45,581,335	45,581
Total Investment Companies
(Cost $46,243)		46,243

Total Investments – 100.3%
(Cost $1,341,621)		2,420,455
Liabilities less Other Assets – (0.3%)		(6,468)
Net Assets – 100.0%		$2,413,987

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately $4,442,000 or 0.2% of net assets.

(4)	Restricted security. At December 31, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
PhosAgro PJSC	7/12/16-1/17/19	3
Polyus PJSC	11/30/17-3/25/21	1,046
Rosneft Oil Co. PJSC	3/16/17-3/5/21	1,951
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
Surgutneftegas PAO ADR	4/21/16	25
VK CO Ltd. GDR	11/30/20-3/5/21	880
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91
X5 Retail Group N.V. GDR (Registered)	5/31/18-2/18/21	953

(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2025 is disclosed.
(9)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

BDR – Brazilian Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  32 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
At December 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Brazilian Real	8,775	United States Dollar	1,581	3/18/26	$8
Goldman Sachs	Hong Kong Dollar	14,000	United States Dollar	1,804	3/18/26	—*
Goldman Sachs	Taiwan Dollar	45,043	United States Dollar	1,446	3/18/26	14
Subtotal Appreciation						22
Goldman Sachs	Indian Rupee	11,276	United States Dollar	124	3/18/26	(1)
JPMorgan Chase	Korean Won	356,668	United States Dollar	243	3/18/26	(4)
Morgan Stanley	Brazilian Real	4,737	United States Dollar	836	3/18/26	(13)
Morgan Stanley	South African Rand	4,908	United States Dollar	288	3/18/26	(6)
Subtotal Depreciation						(24)
Total						$(2)

*	Amount rounds to less than one thousand.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	821	$57,938	Long	3/26	$1,458
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	27.7%
Financials	22.0
Consumer Discretionary	11.5
Communication Services	9.2
Materials	7.0
Industrials	6.9
Energy	3.8
Consumer Staples	3.7
Health Care	3.1
Utilities	2.2
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	1.3%
Short-Term Investments	1.9
Total Investments	100.3
Liabilities less Other Assets	(0.3)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$15,459	$60,562	$—	$76,021
China	35,880	613,586	—	649,466
Egypt	1,592	290	—	1,882
India	2,183	361,785	86	364,054
Kazakhstan	616	—	—	616
Mexico	49,112	—	—	49,112
Peru	5,554	—	—	5,554
United Arab Emirates	908	33,417	—	34,325
United States	512	5,841	—	6,353
All Other Countries(1)	—	1,143,648	—	1,143,648
Total Common Stocks	111,816	2,219,129	86	2,331,031
Preferred Stocks:
Brazil	859	24,689	—	25,548
India	—	—	22	22
All Other Countries(1)	—	17,588	—	17,588
Total Preferred Stocks	859	42,277	22	43,158
Rights	—	23	—	23
Investment Companies	46,243	—	—	46,243
Total Investments	$158,918	$2,261,429	$108	$2,420,455
EQUITY FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$22	$—	$22
Futures Contracts	1,458	—	—	1,458
Liabilities
Forward Foreign Currency Exchange Contracts	—	(24)	—	(24)
Total Other Financial Instruments	$1,458	$(2)	$—	$1,456

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$58,997	$58,335	$6 (1)	$662	661,756
Northern Institutional Funds - U.S. Government Portfolio (Shares)	48,840	375,182	378,441	1,717	45,581	45,581,335
Total	$48,840	$434,179	$436,776	$1,723	$46,243	46,243,091

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  34 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)
Australia – 5.3%
Abacus Group	150,237	$121
Abacus Storage King	163,252	165
Arena REIT	136,105	323
BWP Trust	201,955	529
Centuria Industrial REIT†	186,317	411
Centuria Office REIT†	124,803	96
Charter Hall Long Wale REIT	222,666	605
Charter Hall Retail REIT	178,189	483
Charter Hall Social Infrastructure REIT	116,719	240
Dexus	374,110	1,725
Dexus Industria REIT	87,871	157
Gemlife Communities Group*	67,034	227
Goodman Group	707,534	14,547
GPT Group (The)	664,956	2,396
Growthpoint Properties Australia Ltd.	97,978	159
HomeCo Daily Needs REIT	614,200	558
Ingenia Communities Group	143,168	492
Mirvac Group	1,372,535	1,873
National Storage REIT	485,481	883
Region Group	398,717	624
Scentre Group	1,808,018	5,049
Stockland	839,248	3,198
Vicinity Ltd.	1,357,472	2,310
Waypoint REIT Ltd.	212,142	361
		37,532
Austria – 0.1%
CA Immobilien Anlagen A.G.	11,012	290
CPI Europe A.G.*	11,740	217
		507
Belgium – 0.9%
Aedifica S.A.	16,418	1,299
Cofinimmo S.A.	13,182	1,225
Montea N.V.	6,768	582
Retail Estates N.V.	4,154	311
Shurgard Self Storage Ltd.	12,316	423
Vastned N.V.*	3,050	112
Warehouses De Pauw - C.V.A.	69,056	1,792
Xior Student Housing N.V.	13,849	471
		6,215
Brazil – 0.2%
Allos S.A.	123,959	640
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Brazil – 0.2%continued
Iguatemi S.A.	73,600	$342
Multiplan Empreendimentos Imobiliarios S.A.*	115,472	573
		1,555
Canada – 1.0%
Allied Properties Real Estate Investment Trust	19,962	194
Boardwalk Real Estate Investment Trust	8,382	394
BSR Real Estate Investment Trust	11,449	144
Canadian Apartment Properties REIT	26,429	710
Choice Properties Real Estate Investment Trust	54,369	587
Crombie Real Estate Investment Trust	18,180	202
CT Real Estate Investment Trust	18,261	217
Dream Industrial Real Estate Investment Trust	48,369	443
First Capital Real Estate Investment Trust	36,336	500
Granite Real Estate Investment Trust	10,415	620
H&R Real Estate Investment Trust	42,656	318
InterRent Real Estate Investment Trust	23,211	223
Killam Apartment Real Estate Investment Trust	20,637	247
Northwest Healthcare Properties Real Estate Investment Trust	39,726	148
Primaris Real Estate Investment Trust	19,478	221
RioCan Real Estate Investment Trust	49,552	675
Slate Grocery REIT, Class U	10,998	122
SmartCentres Real Estate Investment Trust	25,458	478
StorageVault Canada, Inc.	84,741	288
		6,731
Chile – 0.2%
Parque Arauco S.A.	235,938	777
Plaza S.A.	264,982	934
		1,711
China – 1.6%
C&D International Investment Group Ltd.	309,549	622
China Jinmao Holdings Group Ltd.	1,826,042	284
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	193,800	239
China Overseas Grand Oceans Group Ltd.	600,500	152
China Overseas Land & Investment Ltd.	1,333,542	2,094
China Resources Land Ltd.	1,113,398	3,878
EQUITY FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
China – 1.6%continued
China Vanke Co. Ltd., Class A*	188,540	$125
China Vanke Co. Ltd., Class H*	741,941	312
Greentown China Holdings Ltd.†	364,000	395
Hopson Development Holdings Ltd.*	348,773	134
Longfor Group Holdings Ltd.	734,071	805
Poly Developments and Holdings Group Co. Ltd., Class A	252,000	220
Poly Property Group Co. Ltd.	711,000	182
Radiance Holdings Group Co. Ltd.*	213,000	50
Sasseur Real Estate Investment Trust	213,400	113
Seazen Group Ltd.*	803,904	211
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	108,216	80
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	31,500	198
Shenzhen Investment Ltd.*	871,191	88
Shui On Land Ltd.	1,178,777	104
Sunac China Holdings Ltd.* †	2,928,000	490
Yanlord Land Group Ltd.* †	219,000	119
Yuexiu Property Co. Ltd.	509,674	259
		11,154
Egypt – 0.1%
Talaat Moustafa Group	256,800	431
Finland – 0.1%
Citycon OYJ*	27,857	130
Kojamo OYJ*	51,752	622
		752
France – 1.7%
Altarea S.C.A.	1,880	242
ARGAN S.A.	4,521	350
Carmila S.A.*	21,409	427
Covivio S.A./France	19,464	1,293
Gecina S.A.	15,875	1,506
ICADE	11,877	306
Klepierre S.A.	74,344	2,944
Mercialys S.A.	33,128	430
Nexity S.A.*	13,865	146
Unibail-Rodamco-Westfield*	42,193	4,586
		12,230
Germany – 1.7%
Aroundtown S.A.*	267,076	831
Grand City Properties S.A.*	25,550	295
LEG Immobilien S.E.	26,293	1,920
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Germany – 1.7%continued
Sirius Real Estate Ltd.	528,242	$683
TAG Immobilien A.G.	65,931	1,023
Vonovia S.E.	261,936	7,552
		12,304
Greece – 0.0%
LAMDA Development S.A.*	20,444	171
Hong Kong – 3.4%
CK Asset Holdings Ltd.	666,500	3,357
Fortune Real Estate Investment Trust	545,000	342
Hang Lung Group Ltd.	277,000	542
Hang Lung Properties Ltd.	610,674	674
Henderson Land Development Co. Ltd.	503,555	1,817
Hongkong Land Holdings Ltd.	375,418	2,606
Hysan Development Co. Ltd.	217,045	526
K Wah International Holdings Ltd.	435,000	117
Kerry Properties Ltd.	199,599	519
Link REIT	902,226	4,018
Sino Land Co. Ltd.	1,266,258	1,659
Sun Hung Kai Properties Ltd.	501,425	6,083
Wharf Real Estate Investment Co. Ltd.	581,317	1,832
Yuexiu Real Estate Investment Trust	779,477	86
		24,178
India – 1.7%
Aditya Birla Real Estate Ltd.	17,630	329
Anant Raj Ltd.	39,586	241
Brigade Enterprises Ltd.	45,708	450
Brookfield India Real Estate Trust	155,554	574
DLF Ltd.	256,800	1,962
Embassy Office Parks REIT	292,844	1,419
Godrej Properties Ltd.*	52,639	1,174
Keystone Realtors Ltd.	11,345	66
Lodha Developers Ltd.	103,649	1,224
Mahindra Lifespace Developers Ltd.	40,041	176
Mindspace Business Parks REIT	75,144	397
NESCO Ltd.	7,499	102
Nexus Select Trust	281,008	483
Oberoi Realty Ltd.	43,972	817
Phoenix Mills (The) Ltd.	67,868	1,397
Prestige Estates Projects Ltd.	59,542	1,057
Puravankara Ltd.*	20,475	55
SignatureGlobal India Ltd.*	10,712	134
Sunteck Realty Ltd.	19,915	88
		12,145
NORTHERN FUNDS QUARTERLY REPORT  36 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Indonesia – 0.0%
Ciputra Development Tbk PT	3,119,536	$155
Pakuwon Jati Tbk PT	5,524,140	112
Rimo International Lestari Tbk PT(2) *	42,545,100	—
		267
Ireland – 0.0%
Irish Residential Properties REIT PLC	165,553	182
Israel – 1.2%
Africa Israel Residences Ltd.	2,162	188
Amot Investments Ltd.	86,864	682
Aura Investments Ltd.	54,003	345
Azrieli Group Ltd.	14,713	1,665
Blue Square Real Estate Ltd.	1,818	226
Electra Real Estate Ltd.*	10,718	159
Israel Canada T.R Ltd.	62,818	325
Isras Holdings Ltd.*	1,262	180
Isras Investment Co. Ltd.	452	140
Mega Or Holdings Ltd.	8,314	705
Melisron Ltd.	8,274	1,072
Mivne Real Estate KD Ltd.	200,977	984
Prashkovsky Investments and Construction Ltd.	2,607	128
REIT 1 Ltd.	70,151	599
Sella Capital Real Estate Ltd.	82,780	307
Summit Real Estate Holdings Ltd.	12,045	234
YH Dimri Construction & Development Ltd.	3,391	399
		8,338
Japan – 10.1%
Activia Properties, Inc.	694	624
Advance Residence Investment Corp.	999	1,092
AEON REIT Investment Corp.	544	476
Comforia Residential REIT, Inc.	228	485
CRE Logistics REIT, Inc.	191	205
Daiwa House Industry Co. Ltd.	194,100	6,446
Daiwa House REIT Investment Corp.	1,497	1,368
Daiwa Office Investment Corp.	198	473
Daiwa Securities Living Investments Corp.	698	508
Frontier Real Estate Investment Corp.	862	511
Fukuoka REIT Corp.	252	303
Global One Real Estate Investment Corp.	335	295
GLP J-REIT	1,577	1,499
Goldcrest Co. Ltd.	5,600	118
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Japan – 10.1%continued
Hankyu Hanshin REIT, Inc.	203	$216
Heiwa Real Estate Co. Ltd.	13,500	192
Heiwa Real Estate REIT, Inc.	384	385
Hoshino Resorts REIT, Inc.	205	341
Hulic Co. Ltd.	160,140	1,751
Hulic REIT, Inc.	449	506
Ichigo Office REIT Investment Corp.	324	201
Ichigo, Inc.	67,800	190
Industrial & Infrastructure Fund Investment Corp.	837	822
Invincible Investment Corp.	2,663	1,095
Japan Excellent, Inc.	371	353
Japan Hotel REIT Investment Corp.	1,775	927
Japan Logistics Fund, Inc.	847	563
Japan Metropolitan Fund Invest	2,483	1,965
Japan Prime Realty Investment Corp.	1,153	778
Japan Real Estate Investment Corp.	2,214	1,849
Katitas Co. Ltd.	17,600	358
KDX Realty Investment Corp.	1,417	1,590
Keihanshin Building Co. Ltd.	11,200	138
LaSalle Logiport REIT	619	627
Leopalace21 Corp.	70,400	296
Mirai Corp.	649	209
MIRARTH Real Estate Investment Corp.	322	192
Mitsubishi Estate Co. Ltd.	367,780	8,957
Mitsubishi Estate Logistics REIT Investment Corp.	475	403
Mitsui Fudosan Accommodations Fund, Inc.	824	707
Mitsui Fudosan Co. Ltd.	914,286	10,402
Mitsui Fudosan Logistics Park, Inc.	1,106	861
Mori Hills REIT Investment Corp.	488	464
Mori Trust REIT, Inc.	906	452
Nippon Building Fund, Inc.	2,688	2,451
Nippon Prologis REIT, Inc.†	2,321	1,376
NIPPON REIT Investment Corp.	603	380
Nomura Real Estate Holdings, Inc.	192,800	1,188
Nomura Real Estate Master Fund, Inc.	1,361	1,504
NTT UD REIT Investment Corp.	487	436
Orix JREIT, Inc.	1,803	1,223
Samty Residential Investment Corp.	104	77
Sekisui House REIT, Inc.	1,436	825
SOSiLA Logistics REIT, Inc.	227	183
Star Asia Investment Corp.	958	377
EQUITY FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Japan – 10.1%continued
Sumitomo Realty & Development Co. Ltd.	210,650	$5,279
Sun Frontier Fudousan Co. Ltd.	9,700	149
Tokyo Tatemono Co. Ltd.	65,200	1,472
Tokyu REIT, Inc.	274	362
Tosei Corp.	20,000	219
United Urban Investment Corp.	1,073	1,254
		70,948
Kuwait – 0.3%
Commercial Real Estate Co. K.S.C.	557,646	368
Kuwait Real Estate Co. K.S.C.*	314,383	392
Mabanee Co. KPSC	228,218	808
National Real Estate Co. KPSC*	504,647	118
Salhia Real Estate Co. K.S.C.P.	147,171	187
		1,873
Malaysia – 0.4%
Axis Real Estate Investment Trust	529,362	250
Eco World Development Group Bhd.	449,400	232
IGB Real Estate Investment Trust	569,900	383
IOI Properties Group Bhd.	480,900	313
Mah Sing Group Bhd.	411,200	98
Matrix Concepts Holdings Bhd.	390,050	125
Pavilion Real Estate Investment Trust	626,800	279
Sime Darby Property Bhd.	1,086,000	372
SP Setia Bhd. Group	782,069	140
Sunway Real Estate Investment Trust	577,900	329
UEM Sunrise Bhd.	383,600	52
		2,573
Mauritius – 0.0%
Lighthouse Properties PLC	383,702	196
Mexico – 0.7%
Concentradora Fibra Danhos S.A. de C.V.	104,953	163
Corp. Inmobiliaria Vesta S.A.B. de C.V.	306,200	937
FIBRA Macquarie Mexico	274,426	515
Fibra Uno Administracion S.A. de C.V.	994,733	1,495
Prologis Property Mexico S.A. de C.V.	368,815	1,541
		4,651
Netherlands – 0.1%
Eurocommercial Properties N.V.	14,876	455
Wereldhave N.V.	12,815	290
		745
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
New Zealand – 0.1%
Goodman Property Trust	370,657	$420
Kiwi Property Group Ltd.	557,909	338
		758
Norway – 0.0%
Entra ASA	15,922	183
Public Property Invest A.S.	45,145	104
		287
Philippines – 0.4%
AREIT, Inc.	386,400	286
Ayala Land, Inc.	2,251,981	858
Megaworld Corp.	3,048,001	107
RL Commercial REIT, Inc.	2,376,400	324
Robinsons Land Corp.	551,196	151
SM Prime Holdings, Inc.	3,466,153	1,337
		3,063
Qatar – 0.0%
United Development Co. QSC	565,258	142
Romania – 0.3%
NEPI Rockcastle N.V.*	209,431	1,845
Saudi Arabia – 0.5%
Al Rajhi REIT	88,920	187
Arabian Centres Co.	73,380	370
Arriyadh Development Co.	37,737	225
Dar Al Arkan Real Estate Development Co.*	183,010	778
Emaar Economic City*	58,192	155
Jadwa REIT Saudi Fund	61,529	183
Makkah Construction & Development Co.	33,458	709
Retal Urban Development Co.	87,936	274
Taiba Investments Co.	44,221	378
		3,259
Singapore – 3.0%
AIMS APAC REIT	193,982	226
CapitaLand Ascendas REIT	1,360,634	2,991
CapitaLand Ascott Trust	918,414	681
CapitaLand China Trust	425,827	256
Capitaland India Trust†	319,055	303
CapitaLand Integrated Commercial Trust	2,106,814	3,908
CDL Hospitality Trusts	258,652	168
Centurion Corp. Ltd.	67,500	70
City Developments Ltd.	173,900	1,080
NORTHERN FUNDS QUARTERLY REPORT  38 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Singapore – 3.0%continued
Digital Core REIT Management Pte Ltd.	286,600	$146
ESR-REIT	207,367	437
Far East Hospitality Trust	338,203	161
Frasers Centrepoint Trust	457,809	829
Frasers Logistics & Commercial Trust	999,046	773
Keppel DC REIT	717,803	1,255
Keppel REIT	1,158,020	877
Lendlease Global Commercial REIT	756,001	364
Mapletree Industrial Trust	746,555	1,208
Mapletree Logistics Trust†	1,245,426	1,277
Mapletree Pan Asia Commercial Trust	828,061	946
NTT DC REIT*	252,400	257
Parkway Life Real Estate Investment Trust	156,400	496
Starhill Global REIT	509,290	236
Stoneweg Europe Stapled Trust	126,771	243
Suntec Real Estate Investment Trust	665,791	745
UOL Group Ltd.	162,897	1,106
		21,039
South Africa – 0.7%
Equites Property Fund Ltd.	298,893	331
Fortress Real Estate Investments Ltd., Class B	423,919	611
Growthpoint Properties Ltd.	1,197,635	1,242
Hyprop Investments Ltd.	136,057	467
Redefine Properties Ltd.	2,383,712	865
Resilient REIT Ltd.	99,195	479
Vukile Property Fund Ltd.	467,989	704
		4,699
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	57,998	171
LOTTE REIT Co. Ltd.	48,366	133
SK REITs Co. Ltd.	53,192	214
		518
Spain – 0.4%
Aedas Homes S.A.	3,023	85
Colonial SFL Socimi S.A.	99,261	635
Merlin Properties Socimi S.A.	136,473	1,987
		2,707
Sweden – 1.7%
Atrium Ljungberg AB, Class B	90,983	328
Castellum AB	129,056	1,488
Catena AB	15,628	765
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Sweden – 1.7%continued
Cibus Nordic Real Estate AB publ	23,706	$378
Corem Property Group AB, Class B†	180,018	85
Dios Fastigheter AB	36,293	259
Fabege AB	70,020	628
Fastighets AB Balder, Class B*	248,688	1,838
FastPartner AB, Class A	11,955	62
Hufvudstaden AB, Class A	39,495	531
Intea Fastigheter AB	40,053	289
Logistea AB, Class B	109,685	171
NP3 Fastigheter AB	11,763	331
Nyfosa AB	56,436	455
Pandox AB	37,691	831
Platzer Fastigheter Holding AB, Class B	18,394	149
Sagax AB, Class B	76,471	1,640
Samhallsbyggnadsbolaget i Norden AB* †	350,042	175
Sveafastigheter AB*	19,921	88
Wallenstam AB, Class B	131,698	591
Wihlborgs Fastigheter AB	95,169	941
		12,023
Switzerland – 1.6%
Allreal Holding A.G. (Registered)	5,147	1,326
Hiag Immobilien Holding A.G.	1,509	226
International Workplace Group PLC	258,653	801
Intershop Holding A.G.	1,936	402
Mobimo Holding A.G. (Registered)	2,551	1,179
PSP Swiss Property A.G. (Registered)	15,815	2,865
Swiss Prime Site A.G. (Registered)	27,682	4,301
		11,100
Taiwan – 0.3%
Chong Hong Construction Co. Ltd.	58,000	158
Da-Li Development Co. Ltd.	85,613	146
Farglory Land Development Co. Ltd.	85,462	208
Highwealth Construction Corp.	494,118	632
Huaku Development Co. Ltd.	96,890	359
Kindom Development Co. Ltd.	120,190	129
Ruentex Development Co. Ltd.	551,955	522
Sakura Development Co. Ltd.	119,153	184
Yungshin Construction & Development Co. Ltd.	18,000	38
		2,376
Thailand – 0.4%
Amata Corp. PCL NVDR	247,035	130
EQUITY FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
Thailand – 0.4%continued
AP Thailand PCL (Registered)	441,405	$121
AP Thailand PCL NVDR	372,504	102
Central Pattana PCL (Registered)	581,626	1,020
Central Pattana PCL NVDR	125,398	219
Land & Houses PCL NVDR	2,565,100	307
Sansiri PCL NVDR	4,424,866	188
Supalai PCL (Registered)	280,445	151
Supalai PCL NVDR	78,600	42
WHA Corp. PCL NVDR	2,700,600	281
		2,561
Turkey – 0.1%
Peker Gayrimenkul Yatirim Ortakligi A.S.*	1,472,181	433
Reysas Gayrimenkul Yatirim Ortakligi A.S.*	201,004	98
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	72,904	126
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	321,743	176
		833
United Arab Emirates – 0.7%
Aldar Properties PJSC	1,332,526	3,157
Deyaar Development PJSC	386,459	107
Dubai Residential REIT	693,338	234
Emaar Development PJSC	345,833	1,427
RAK Properties PJSC*	498,238	183
		5,108
United Kingdom – 3.0%
Big Yellow Group PLC	64,818	910
British Land (The) Co. PLC	346,125	1,872
Derwent London PLC	37,059	863
Empiric Student Property PLC	224,928	236
Grainger PLC	248,863	609
Great Portland Estates PLC	120,958	516
Hammerson PLC	186,608	825
Home REIT PLC(2) *	484,349	137
Land Securities Group PLC	245,548	2,044
LondonMetric Property PLC	768,300	1,957
Primary Health Properties PLC	889,641	1,174
PRS REIT (The) PLC	177,276	271
Safestore Holdings PLC	76,848	762
Segro PLC	445,108	4,306
Shaftesbury Capital PLC	507,714	988
Supermarket Income REIT PLC	431,451	474
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United Kingdom – 3.0%continued
Target Healthcare REIT PLC	213,683	$282
Tritax Big Box REIT PLC	769,460	1,574
UNITE Group (The) PLC	136,150	1,024
Workspace Group PLC	47,659	256
		21,080
United States – 54.0%
Acadia Realty Trust	45,317	931
Agree Realty Corp.	38,069	2,742
Alexander & Baldwin, Inc.	25,262	521
Alexander's, Inc.	776	169
Alexandria Real Estate Equities, Inc.	54,012	2,643
American Assets Trust, Inc.	16,452	311
American Healthcare REIT, Inc.	58,135	2,736
American Homes 4 Rent, Class A	115,208	3,698
Americold Realty Trust, Inc.†	99,137	1,275
Apartment Investment and Management Co., Class A	44,220	263
Apple Hospitality REIT, Inc.	78,809	934
AvalonBay Communities, Inc.	49,242	8,928
Brandywine Realty Trust	55,383	162
Brixmor Property Group, Inc.	106,148	2,783
Broadstone Net Lease, Inc.	65,580	1,139
BXP, Inc.	52,191	3,522
Camden Property Trust	36,955	4,068
CareTrust REIT, Inc.	76,954	2,783
CBL & Associates Properties, Inc.	5,190	192
Centerspace	5,819	388
COPT Defense Properties	39,157	1,089
Cousins Properties, Inc.	58,237	1,501
CubeSmart	79,170	2,854
Curbline Properties Corp.	32,947	765
DiamondRock Hospitality Co.	71,323	639
Digital Realty Trust, Inc.	117,941	18,247
Diversified Healthcare Trust	59,842	290
Douglas Emmett, Inc.	57,636	633
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	14,275	302
EastGroup Properties, Inc.	18,420	3,281
Elme Communities	31,204	543
Empire State Realty Trust, Inc., Class A	47,781	312
Equinix, Inc.	33,845	25,931
Equity LifeStyle Properties, Inc.	63,566	3,853
Equity Residential	125,424	7,907
Essex Property Trust, Inc.	22,281	5,830
NORTHERN FUNDS QUARTERLY REPORT  40 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United States – 54.0%continued
Extra Space Storage, Inc.	73,446	$9,564
Federal Realty Investment Trust	28,452	2,868
First Industrial Realty Trust, Inc.	45,775	2,622
Four Corners Property Trust, Inc.	36,605	844
Getty Realty Corp.	18,693	512
Gladstone Commercial Corp.	14,553	155
Global Net Lease, Inc.	67,940	584
Healthcare Realty Trust, Inc.	115,792	1,963
Healthpeak Properties, Inc.	240,770	3,872
Highwoods Properties, Inc.	37,828	977
Host Hotels & Resorts, Inc.	238,389	4,227
Howard Hughes Holdings, Inc.*	11,243	897
Hudson Pacific Properties, Inc.*	17,517	190
Independence Realty Trust, Inc.	81,103	1,418
Innovative Industrial Properties, Inc.	9,502	450
InvenTrust Properties Corp.	27,099	764
Invitation Homes, Inc.	201,519	5,600
Iron Mountain, Inc.	102,192	8,477
JBG SMITH Properties†	21,440	365
Kennedy-Wilson Holdings, Inc.	39,214	379
Kilroy Realty Corp.	39,147	1,463
Kimco Realty Corp.	234,841	4,760
Kite Realty Group Trust	76,573	1,835
LTC Properties, Inc.	15,918	547
LXP Industrial Trust	20,382	1,011
Macerich (The) Co.	88,188	1,628
Medical Properties Trust, Inc.†	177,266	886
Mid-America Apartment Communities, Inc.	40,489	5,624
National Health Investors, Inc.	16,371	1,250
National Storage Affiliates Trust	25,173	710
NETSTREIT Corp.	28,907	510
NexPoint Residential Trust, Inc.	7,498	226
NNN REIT, Inc.	65,165	2,582
Omega Healthcare Investors, Inc.	101,903	4,518
Park Hotels & Resorts, Inc.	69,013	722
Pebblebrook Hotel Trust	40,128	454
Phillips Edison & Co., Inc.	43,366	1,543
Piedmont Realty Trust, Inc.	41,571	347
Plymouth Industrial REIT, Inc.	12,479	273
Prologis, Inc.	321,133	40,996
Public Storage	54,609	14,171
Realty Income Corp.	315,937	17,809
Regency Centers Corp.	59,521	4,109
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1% (1)continued
United States – 54.0%continued
Rexford Industrial Realty, Inc.	82,034	$3,176
RLJ Lodging Trust	45,390	338
Ryman Hospitality Properties, Inc.	20,828	1,971
Sabra Health Care REIT, Inc.	82,835	1,569
Saul Centers, Inc.	5,039	159
Sila Realty Trust, Inc.	19,034	444
Simon Property Group, Inc.	112,907	20,900
SL Green Realty Corp.	24,609	1,129
Smartstop Self Storage REIT, Inc.	10,898	337
St. Joe (The) Co.	13,074	776
STAG Industrial, Inc.	64,577	2,374
Summit Hotel Properties, Inc.	34,420	168
Sun Communities, Inc.	43,277	5,362
Sunstone Hotel Investors, Inc.	63,150	565
Tanger, Inc.	39,353	1,313
Terreno Realty Corp.	35,759	2,099
UDR, Inc.	109,067	4,001
UMH Properties, Inc.	28,491	453
Urban Edge Properties	44,243	849
Ventas, Inc.	157,071	12,154
Veris Residential, Inc.	29,620	441
Vornado Realty Trust	56,737	1,888
Welltower, Inc.	231,217	42,916
Whitestone REIT	16,407	228
WP Carey, Inc.	75,672	4,870
Xenia Hotels & Resorts, Inc.	32,451	459
		379,806
Total Common Stocks
(Cost $446,992)		690,593

RIGHTS – 0.0%
Singapore – 0.0%
Keppel REIT*	215,330	3
Total Rights
(Cost $—)		3

EQUITY FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(3) (4) (5)	3,290,750	$3,291
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(3) (4)	6,898,383	6,898
Total Investment Companies
(Cost $10,189)		10,189

Total Investments – 99.6%
(Cost $457,181)		700,785
Other Assets less Liabilities – 0.4%		2,911
Net Assets – 100.0%		$703,696

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2025 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Norwegian Krone	860	United States Dollar	85	3/18/26	$—*
Citibank	Brazilian Real	205	United States Dollar	37	3/18/26	—*
Citibank	Swiss Franc	384	United States Dollar	489	3/18/26	—*
Citibank	United States Dollar	28	Swedish Krona	255	3/18/26	—*
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Goldman Sachs	Taiwan Dollar	5,575	United States Dollar	179	3/18/26	$2
JPMorgan Chase	Japanese Yen	36,677	United States Dollar	238	3/18/26	3
Morgan Stanley	Euro	1,259	United States Dollar	1,485	3/18/26	—*
Morgan Stanley	United States Dollar	54	Singapore Dollar	69	3/18/26	—*
Toronto-Dominion Bank	Japanese Yen	164,050	United States Dollar	1,062	3/18/26	8
Subtotal Appreciation						13
Bank of Montreal	Australian Dollar	99	United States Dollar	66	3/18/26	(— )*
Bank of Montreal	United States Dollar	971	British Pound	720	3/18/26	(1)
Bank of Montreal	United States Dollar	2,423	Euro	2,050	3/18/26	(5)
Bank of Montreal	United States Dollar	639	Swiss Franc	500	3/18/26	(3)
Citibank	British Pound	305	United States Dollar	409	3/18/26	(1)
Goldman Sachs	Indian Rupee	2,221	United States Dollar	24	3/18/26	(— )*
Goldman Sachs	United States Dollar	111	Hong Kong Dollar	864	3/18/26	(— )*
JPMorgan Chase	Korean Won	152,269	United States Dollar	104	3/18/26	(2)
Toronto-Dominion Bank	British Pound	1,030	United States Dollar	1,378	3/18/26	(11)
Toronto-Dominion Bank	Canadian Dollar	361	United States Dollar	263	3/18/26	(1)
Toronto-Dominion Bank	Euro	2,200	United States Dollar	2,590	3/18/26	(5)
Toronto-Dominion Bank	Swiss Franc	500	United States Dollar	636	3/18/26	(1)
Toronto-Dominion Bank	United States Dollar	329	Australian Dollar	490	3/18/26	(1)
Toronto-Dominion Bank	United States Dollar	1,302	Japanese Yen	201,590	3/18/26	(6)
Subtotal Depreciation						(37)
Total						$(24)

*	Amount rounds to less than one thousand.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	15	$4,988	Long	3/26	$(62)
NORTHERN FUNDS QUARTERLY REPORT  42 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	36	$5,224	Long	3/26	$33
MSCI Emerging Markets Index (United States Dollar)	1	71	Long	3/26	1
S&P/TSX 60 Index (Canadian Dollar)	11	2,984	Long	3/26	17
Total					$(11)
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	98.1%
Short-Term Investments	1.5
Total Investments	99.6
Other Assets less Liabilities	0.4
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$6,731	$—	$—	$6,731
China	468	10,686	—	11,154
Egypt	431	—	—	431
Mexico	4,651	—	—	4,651
United Arab Emirates	1,427	3,681	—	5,108
United Kingdom	—	20,943	137	21,080
United States	379,806	—	—	379,806
All Other Countries(1)	—	261,632	—	261,632
Total Common Stocks	393,514	296,942	137	690,593
Rights	—	3	—	3
Investment Companies	10,189	—	—	10,189
Total Investments	$403,703	$296,945	$137	$700,785
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$13	$—	$13
Futures Contracts	51	—	—	51
Liabilities
Forward Foreign Currency Exchange Contracts	—	(37)	—	(37)
Futures Contracts	(62)	—	—	(62)
Total Other Financial Instruments	$(11)	$(24)	$—	$(35)

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$32,253	$28,962	$9 (1)	$3,291	3,290,750
Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,255	144,070	147,427	259	6,898	6,898,383
Total	$10,255	$176,323	$176,389	$268	$10,189	10,189,133

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  44 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.0%
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	170,955	$5,439
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	64,503	1,546
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	37,599	3,487
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	92,428	5,902
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	46,280	11,509
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	38,712	2,342
FlexShares® U.S. Quality Low Volatility Index Fund(1)	72,722	5,240
iShares 20+ Year Treasury Bond ETF	14,724	1,284
iShares 3-7 Year Treasury Bond ETF	43,402	5,180
iShares 7-10 Year Treasury Bond ETF	16,808	1,616
iShares MBS ETF	29,363	2,796
Northern Funds - Fixed Income Fund(1)	838,325	7,587
Northern Funds - High Yield Fixed Income Fund(1)	246,309	1,512
Northern Funds - International Equity Index Fund(1)	254,029	4,463
Northern Funds - Small Cap Core Fund(1)	85,945	2,079
Northern Funds - Stock Index Fund(1)	197,777	13,473
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(1) (2)	5,509,416	5,509
Total Investment Companies
(Cost $66,541)		80,964

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.70%, 5/7/26(3) (4)	$51	$50
Total Short-Term Investments
(Cost $50)		50

Total Investments – 100.1%
(Cost $66,591)		81,014
Liabilities less Other Assets – (0.1%)		(44)
NET ASSETS – 100.0%		$80,970

(1)
Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds,
Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of December 31, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.
EQUITY FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
U.S. Treasury Long Bond	12	$1,387	Long	3/26	$(14)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$80,964	$—	$—	$80,964
Short-Term Investments	—	50	—	50
Total Investments	$80,964	$50	$—	$81,014
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(14)	$—	$—	$(14)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	$2,071	$2,885	$—	$483	$—	$146	$5,439	170,955
FlexShares® Global Quality Real Estate Index Fund	771	—	721	50	(100)	—	—	—
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	1,564	—	—	(18)	—	68	1,546	64,503
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,507	—	770	634	116	122	3,487	37,599
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	4,834	1,314	1,209	833	130	220	5,902	92,428
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	8,968	973	295	1,829	34	109	11,509	46,280
FlexShares® STOXX Global Broad Infrastructure Index Fund	807	2,359	782	(1)	(41)	135	2,342	38,712
FlexShares® U.S. Quality Low Volatility Index Fund	4,794	—	—	446	—	67	5,240	72,722
Northern Funds - Fixed Income Fund	11,746	—	4,279	152	(32)	298	7,587	838,325
Northern Funds - High Yield Fixed Income Fund	2,364	—	865	38	(25)	80	1,512	246,309
Northern Funds - International Equity Index Fund	4,372	—	651	664	78	159	4,463	254,029
Northern Funds - Small Cap Core Fund	1,799	242	—	38	—	330	2,079	85,945
Northern Funds - Stock Index Fund	18,330	1,277	8,384	1,959	291	370	13,473	197,777
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,162	13,815	9,468	—	—	84	5,509	5,509,416
Total	$67,089	$22,865	$27,424	$7,107	$451	$2,188	$70,088	7,655,000
NORTHERN FUNDS QUARTERLY REPORT  46 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9%
Aerospace & Defense – 1.1%
General Electric Co.	2,763	$851
Lockheed Martin Corp.	4,370	2,114
		2,965
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	18,258	1,811
Automobiles – 0.9%
Tesla, Inc.(1) *	5,545	2,494
Banks – 4.2%
Bank of America Corp.	5,761	317
Citigroup, Inc.	36,784	4,292
Comerica, Inc.	9,949	865
Cullen/Frost Bankers, Inc.	6,309	799
First Hawaiian, Inc.	31,968	809
JPMorgan Chase & Co.	8,777	2,828
Truist Financial Corp.	35,639	1,754
		11,664
Beverages – 0.1%
PepsiCo, Inc.	1,965	282
Biotechnology – 3.6%
AbbVie, Inc.	21,066	4,813
Amgen, Inc.	7,027	2,300
Gilead Sciences, Inc.	25,093	3,080
		10,193
Broadline Retail – 3.2%
Amazon.com, Inc.(1) *	34,197	7,893
eBay, Inc.	11,676	1,017
		8,910
Capital Markets – 2.4%
Ameriprise Financial, Inc.	728	357
Franklin Resources, Inc.	53,015	1,266
Invesco Ltd.	63,943	1,680
Janus Henderson Group PLC	2,917	139
Lazard, Inc.	12,148	590
Morgan Stanley	6,651	1,181
State Street Corp.	11,786	1,520
		6,733
Chemicals – 0.8%
CF Industries Holdings, Inc.	9,062	701
LyondellBasell Industries N.V., Class A	11,527	499
NewMarket Corp.	337	231
Scotts Miracle-Gro (The) Co.	12,352	721
		2,152
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Communications Equipment – 1.9%
Cisco Systems, Inc.	58,434	$4,501
Ubiquiti, Inc.	1,669	924
		5,425
Consumer Finance – 0.6%
Ally Financial, Inc.	15,473	701
OneMain Holdings, Inc.	13,677	924
		1,625
Consumer Staples Distribution & Retail – 0.3%
Costco Wholesale Corp.	994	857
Distributors – 0.0%
Pool Corp.	25	6
Diversified Consumer Services – 0.2%
H&R Block, Inc.	11,380	496
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	79,574	1,976
Verizon Communications, Inc.	22,457	915
		2,891
Electric Utilities – 1.7%
Duke Energy Corp.	16,100	1,887
Edison International	25,357	1,522
Southern (The) Co.	15,689	1,368
		4,777
Electrical Equipment – 2.4%
Emerson Electric Co.	9,519	1,263
GE Vernova, Inc.	4,616	3,017
Rockwell Automation, Inc.	3,592	1,397
Vertiv Holdings Co., Class A	5,553	900
		6,577
Energy Equipment & Services – 0.5%
SLB Ltd.	37,647	1,445
Financial Services – 2.1%
Berkshire Hathaway, Inc., Class B*	3,323	1,670
Equitable Holdings, Inc.	9,134	435
Fidelity National Information Services, Inc.	19,263	1,280
MGIC Investment Corp.	15,828	463
Visa, Inc., Class A	2,927	1,027
Western Union (The) Co.	93,687	872
		5,747
EQUITY FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Gas Utilities – 0.4%
MDU Resources Group, Inc.	9,861	$193
UGI Corp.	22,230	832
		1,025
Ground Transportation – 1.2%
Old Dominion Freight Line, Inc.	4,455	699
Union Pacific Corp.	11,512	2,663
		3,362
Health Care Equipment & Supplies – 0.2%
ResMed, Inc.	2,883	694
Health Care Providers & Services – 0.2%
Chemed Corp.	177	76
McKesson Corp.	449	368
UnitedHealth Group, Inc.	737	243
		687
Health Care Real Estate Investment Trusts – 0.1%
Omega Healthcare Investors, Inc.	4,385	194
Hotel & Resort Real Estate Investment Trusts – 0.3%
Host Hotels & Resorts, Inc.	20,453	363
Park Hotels & Resorts, Inc.	47,035	492
		855
Hotels, Restaurants & Leisure – 1.2%
Booking Holdings, Inc.	130	696
Royal Caribbean Cruises Ltd.	3,628	1,012
Travel + Leisure Co.	1,075	76
Vail Resorts, Inc.	4,530	602
Wendy's (The) Co.	47,942	399
Yum! Brands, Inc.	3,882	587
		3,372
Household Products – 2.3%
Clorox (The) Co.	11,273	1,137
Colgate-Palmolive Co.	535	42
Kimberly-Clark Corp.	11,404	1,151
Procter & Gamble (The) Co.	28,110	4,028
		6,358
Independent Power & Renewable Electricity Producers – 0.5%
Brookfield Renewable Corp.	8,720	334
Clearway Energy, Inc., Class C	22,268	741
Vistra Corp.	2,739	442
		1,517
Insurance – 2.1%
Aflac, Inc.	12,274	1,353
MetLife, Inc.	19,572	1,545
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Insurance – 2.1%continued
Old Republic International Corp.	16,840	$769
Principal Financial Group, Inc.	10,667	941
Prudential Financial, Inc.	10,299	1,163
		5,771
Interactive Media & Services – 7.0%
Alphabet, Inc., Class A(1)	47,359	14,823
Meta Platforms, Inc., Class A(1)	7,121	4,701
		19,524
IT Services – 1.4%
Accenture PLC, Class A	3,325	892
Amdocs Ltd.	7,256	584
Cognizant Technology Solutions Corp., Class A	9,951	826
International Business Machines Corp.	5,294	1,568
		3,870
Leisure Products – 0.5%
Hasbro, Inc.	16,716	1,371
Machinery – 1.2%
Caterpillar, Inc.	408	234
Illinois Tool Works, Inc.	6,138	1,512
Otis Worldwide Corp.	7,701	672
Snap-on, Inc.	3,009	1,037
		3,455
Media – 0.5%
Nexstar Media Group, Inc.	3,794	770
Omnicom Group, Inc.	6,385	516
		1,286
Metals & Mining – 0.4%
Southern Copper Corp.	8,098	1,162
Mortgage Real Estate Investment Trusts – 0.5%
Rithm Capital Corp.	60,696	662
Starwood Property Trust, Inc.	39,417	710
		1,372
Multi-Utilities – 1.0%
Consolidated Edison, Inc.	14,675	1,457
Dominion Energy, Inc.	24,059	1,410
		2,867
Office Real Estate Investment Trusts – 0.3%
Kilroy Realty Corp.	21,026	786
Oil, Gas & Consumable Fuels – 1.6%
Antero Midstream Corp.	43,730	778
APA Corp.	28,961	708
NORTHERN FUNDS QUARTERLY REPORT  48 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Oil, Gas & Consumable Fuels – 1.6%continued
Chevron Corp.	820	$125
EOG Resources, Inc.	13,578	1,426
Exxon Mobil Corp.	8,324	1,002
Texas Pacific Land Corp.	1,512	434
		4,473
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp.	3,521	284
Personal Care Products – 0.1%
Kenvue, Inc.	10,229	176
Pharmaceuticals – 4.9%
Bristol-Myers Squibb Co.	48,592	2,621
Eli Lilly & Co.	251	270
Johnson & Johnson	15,163	3,138
Merck & Co., Inc.	42,993	4,525
Pfizer, Inc.	131,005	3,262
		13,816
Professional Services – 1.4%
Automatic Data Processing, Inc.	9,692	2,493
Broadridge Financial Solutions, Inc.	3,281	732
Paychex, Inc.	4,809	539
Robert Half, Inc.	830	23
		3,787
Residential Real Estate Investment Trusts – 0.8%
Camden Property Trust	6,670	734
Equity Residential	15,591	983
Mid-America Apartment Communities, Inc.	4,593	638
		2,355
Retail Real Estate Investment Trusts – 0.7%
Brixmor Property Group, Inc.	23,044	604
Simon Property Group, Inc.	7,890	1,461
		2,065
Semiconductors & Semiconductor Equipment – 16.3%
Applied Materials, Inc.	721	185
Broadcom, Inc.	24,741	8,563
KLA Corp.	2,479	3,012
Lam Research Corp.	25,618	4,385
NVIDIA Corp.(1)	132,403	24,693
NXP Semiconductors N.V.	1,038	226
QUALCOMM, Inc.	19,099	3,267
Skyworks Solutions, Inc.	18,233	1,156
		45,487
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Software – 8.1%
Bentley Systems, Inc., Class B	14,739	$563
Gen Digital, Inc.	44,778	1,217
Intuit, Inc.	4,978	3,298
Microsoft Corp.	31,893	15,424
Pegasystems, Inc.	14,873	888
Salesforce, Inc.	5,291	1,402
		22,792
Specialized Real Estate Investment Trusts – 1.4%
EPR Properties	14,896	743
Lamar Advertising Co., Class A	5,818	737
Public Storage	4,316	1,120
VICI Properties, Inc.	45,211	1,271
		3,871
Specialty Retail – 1.3%
Bath & Body Works, Inc.	301	6
Best Buy Co., Inc.	19,144	1,281
Home Depot (The), Inc.	580	200
Lowe's Cos., Inc.	4,828	1,164
Williams-Sonoma, Inc.	5,421	968
		3,619
Technology Hardware, Storage & Peripherals – 8.7%
Apple, Inc.(1)	83,521	22,706
HP, Inc.	35,678	795
NetApp, Inc.	8,929	956
		24,457
Textiles, Apparel & Luxury Goods – 1.3%
NIKE, Inc., Class B	27,763	1,769
Tapestry, Inc.	13,949	1,782
		3,551
Tobacco – 2.1%
Altria Group, Inc.	39,811	2,296
Philip Morris International, Inc.	23,142	3,712
		6,008
Trading Companies & Distributors – 0.5%
Fastenal Co.	31,307	1,256
MSC Industrial Direct Co., Inc., Class A	2,352	198
		1,454
EQUITY FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Wireless Telecommunication Services – 0.7%
Millicom International Cellular S.A.	17,534	$972
T-Mobile U.S., Inc.	5,012	1,018
		1,990
Total Common Stocks
(Cost $178,260)		276,763

INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(2) (3)	2,158,381	2,158
Total Investment Companies
(Cost $2,158)		2,158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.63%, 5/7/26(4) (5)	$156	$154
Total Short-Term Investments
(Cost $154)		154

Total Investments – 99.8%
(Cost $180,572)		279,075
Other Assets less Liabilities – 0.2%		624
NET ASSETS – 100.0%		$279,699

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2025 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	76	$2,619	Long	3/26	$(11)
At December 31, 2025, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 1/16/26, Strike Price $375.00	(473)	$(14,805)	$(1)
Amazon.com, Inc., Exp. Date 1/16/26, Strike Price $270.00	(341)	(7,871)	(1)
Apple, Inc., Exp. Date 1/16/26, Strike Price $320.00	(417)	(11,337)	(1)
Meta Platforms, Inc., Class A, Exp. Date 1/16/26, Strike Price $800.00	(71)	(4,687)	(— )*
NVIDIA Corp., Exp. Date 1/16/26, Strike Price $225.00	(1,324)	(24,693)	(8)
Tesla, Inc., Exp. Date 1/16/26, Strike Price $750.00	(55)	(2,473)	(— )*
Total Written Options Contracts			$(11)
(Premiums Received (000s) $31)

*	Amount rounds to less than one thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$276,763	$—	$—	$276,763
Investment Companies	2,158	—	—	2,158
Short-Term Investments	—	154	—	154
Total Investments	$278,921	$154	$—	$279,075
NORTHERN FUNDS QUARTERLY REPORT  50 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued	December 31, 2025 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(11)	$—	$—	$(11)
Written Options	(11)	—	—	(11)
Total Other Financial Instruments	$(22)	$—	$—	$(22)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$9,717	$9,717	$1 (1)	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,565	29,790	30,197	92	2,158	2,158,381
Total	$2,565	$39,507	$39,914	$93	$2,158	2,158,381

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

INTERNATIONAL EQUITY FUND	December 31, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)
Australia – 5.5%
ANZ Group Holdings Ltd.	66,307	$1,604
BHP Group Ltd.	1,221	37
Cochlear Ltd.	247	43
Computershare Ltd.	37,395	849
CSL Ltd.	164	19
Fortescue Ltd.	106,146	1,552
Origin Energy Ltd.	35,732	274
Pro Medicus Ltd.	2,740	401
QBE Insurance Group Ltd.	73,785	977
Rio Tinto PLC	24,438	1,950
Stockland	135,551	517
Telstra Group Ltd.	105,957	344
Wesfarmers Ltd.	13,324	718
WiseTech Global Ltd.	4,127	187
		9,472
Austria – 0.1%
Verbund A.G.	2,187	160
Belgium – 2.0%
Ageas S.A./N.V.	15,166	1,063
Anheuser-Busch InBev S.A./N.V.	23,964	1,538
D'ieteren Group	824	148
KBC Group N.V.	5,145	669
		3,418
Canada – 11.8%
Agnico Eagle Mines Ltd.	8,943	1,517
AltaGas Ltd.	153	5
Barrick Mining Corp.	33,517	1,460
Canadian Imperial Bank of Commerce	15,721	1,425
Canadian National Railway Co.	15,983	1,581
Canadian Natural Resources Ltd.	49,922	1,691
Canadian Tire Corp. Ltd., Class A	359	45
Canadian Utilities Ltd., Class A	3,482	108
CCL Industries, Inc., Class B	177	11
Celestica, Inc.*	759	224
CGI, Inc.	12,785	1,181
Constellation Software, Inc.	171	411
Emera, Inc.	5,783	285
Empire Co. Ltd., Class A	14,445	502
Fairfax Financial Holdings Ltd.	958	1,826
Fortis, Inc.	121	6
Gildan Activewear, Inc.	2,173	136
IGM Financial, Inc.	33,106	1,491
Imperial Oil Ltd.	6,889	595
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Canada – 11.8%continued
Lundin Gold, Inc.	6,681	$555
Manulife Financial Corp.	50,716	1,842
Shopify, Inc., Class A*	3,749	604
Suncor Energy, Inc.	28,728	1,275
Toronto-Dominion Bank (The)	17,705	1,669
		20,445
China – 1.0%
BOC Hong Kong Holdings Ltd.	283,302	1,432
SITC International Holdings Co. Ltd.	30,702	110
Yangzijiang Shipbuilding Holdings Ltd.	69,700	189
		1,731
Denmark – 1.4%
Demant A/S*	8,281	279
Novo Nordisk A/S, Class B	6,597	336
Pandora A/S	10,349	1,145
ROCKWOOL A/S, Class B	4,794	169
Vestas Wind Systems A/S	20,677	558
		2,487
Finland – 1.2%
Fortum OYJ	6,962	148
Kone OYJ, Class B	4,836	343
Wartsila OYJ Abp	43,796	1,550
		2,041
France – 7.4%
Amundi S.A.	3,648	302
AXA S.A.	7,010	337
Bouygues S.A.	10,592	549
Bureau Veritas S.A.	38,827	1,237
Capgemini S.E.	9,391	1,555
Danone S.A.	2,766	250
Dassault Aviation S.A.	2,981	955
Eiffage S.A.	6,835	980
Engie S.A.	20,967	551
Klepierre S.A.	25,069	993
Publicis Groupe S.A.	9,049	939
Safran S.A.	4,785	1,665
Societe Generale S.A.	25,992	2,094
Sodexo S.A.	4,743	243
Vinci S.A.	1,489	209
		12,859
Germany – 7.5%
adidas A.G.	4,928	970
NORTHERN FUNDS QUARTERLY REPORT  52 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Germany – 7.5%continued
Bayerische Motoren Werke A.G.	8,746	$956
Deutsche Boerse A.G.	4,375	1,149
Deutsche Post A.G.	35,055	1,920
Deutsche Telekom A.G. (Registered)	61,668	2,000
E.ON S.E.	7,038	134
Evonik Industries A.G.	23,274	365
Fresenius Medical Care A.G.	22,046	1,056
Fresenius S.E. & Co. KGaA	9,237	532
Heidelberg Materials A.G.	3,123	818
RWE A.G.	5,830	310
SAP S.E.	1,964	481
Siemens A.G. (Registered)	3,290	924
Siemens Energy A.G.*	875	124
Siemens Healthineers A.G.	1,008	53
Zalando S.E.*	39,140	1,162
		12,954
Hong Kong – 2.6%
AIA Group Ltd.	26,870	276
CK Asset Holdings Ltd.	118,252	596
CK Infrastructure Holdings Ltd.	25,971	192
Futu Holdings Ltd. ADR	6,666	1,095
Hong Kong & China Gas Co. Ltd.	60,713	55
Hong Kong Exchanges & Clearing Ltd.	4,997	261
Prudential PLC	95,309	1,470
Sun Hung Kai Properties Ltd.	43,605	529
		4,474
Ireland – 0.9%
AIB Group PLC	149,483	1,606
Israel – 1.9%
Bank Hapoalim B.M.	12,183	276
Bank Leumi Le-Israel B.M.	73,638	1,623
Check Point Software Technologies Ltd.*	5,354	993
ICL Group Ltd.	65,417	375
		3,267
Italy – 3.1%
Banca Mediolanum S.p.A.	61,420	1,398
Enel S.p.A.	77,716	810
Ryanair Holdings PLC	24,237	842
UniCredit S.p.A.	28,814	2,392
		5,442
Japan – 19.3%
Advantest Corp.	9,600	1,212
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Japan – 19.3%continued
Aisin Corp.	31,100	$582
Asics Corp.	8,900	214
Bandai Namco Holdings, Inc.	14,100	376
Central Japan Railway Co.	2,200	61
Chubu Electric Power Co., Inc.	2,400	37
Chugai Pharmaceutical Co. Ltd.	1,100	58
Daito Trust Construction Co. Ltd.	7,100	135
Daiwa House Industry Co. Ltd.	4,800	159
Denso Corp.	90,700	1,251
Fujikura Ltd.	12,100	1,351
Hoya Corp.	2,300	348
Japan Airlines Co. Ltd.	32,000	596
Japan Post Insurance Co. Ltd.	15,300	459
Kansai Electric Power (The) Co., Inc.	4,900	77
Kao Corp.	24,800	992
Komatsu Ltd.	51,100	1,634
LY Corp.	383,300	1,021
Makita Corp.	47,200	1,426
MatsukiyoCocokara & Co.	26,000	451
Mitsubishi Corp.	89,000	2,039
Mitsubishi UFJ Financial Group, Inc.	81,000	1,286
Mizuho Financial Group, Inc.	49,100	1,783
MS&AD Insurance Group Holdings, Inc.	48,200	1,135
Murata Manufacturing Co. Ltd.	57,500	1,194
Nexon Co. Ltd.	27,000	662
Nippon Yusen K.K.	13,000	421
Nitto Denko Corp.	61,200	1,454
Oracle Corp. Japan	7,000	590
ORIX Corp.	27,900	811
Osaka Gas Co. Ltd.	1,200	42
Otsuka Holdings Co. Ltd.	11,000	622
SBI Holdings, Inc.	29,200	630
SCREEN Holdings Co. Ltd.	7,500	727
Seibu Holdings, Inc.	2,000	55
Shionogi & Co. Ltd.	33,700	610
SoftBank Corp.	843,000	1,157
SoftBank Group Corp.	9,600	271
Sony Group Corp.	32,200	823
Subaru Corp.	67,900	1,458
Sumitomo Corp.	21,100	730
Sumitomo Electric Industries Ltd.	7,900	320
Suzuki Motor Corp.	58,400	867
TIS, Inc.	18,200	609
EQUITY FUNDS 53 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Japan – 19.3%continued
Tokyo Gas Co. Ltd.	600	$24
West Japan Railway Co.	9,900	198
Yokogawa Electric Corp.	13,900	446
		33,404
Luxembourg – 0.2%
ArcelorMittal S.A.	6,179	281
Eurofins Scientific S.E.	1,299	95
		376
Netherlands – 3.3%
ASML Holding N.V.	2,694	2,880
EXOR N.V.	9,494	805
Koninklijke Ahold Delhaize N.V.	35,750	1,466
Wolters Kluwer N.V.	5,168	536
		5,687
Norway – 1.5%
Equinor ASA	55,186	1,305
Kongsberg Gruppen ASA	751	19
Norsk Hydro ASA	62,721	485
Orkla ASA	70,814	790
		2,599
Portugal – 0.1%
Banco Comercial Portugues S.A. (Registered)	28,202	30
EDP S.A.	15,700	72
Galp Energia SGPS S.A.	1,866	32
		134
Singapore – 1.4%
DBS Group Holdings Ltd.	900	39
Oversea-Chinese Banking Corp. Ltd.	117,900	1,811
Singapore Technologies Engineering Ltd.	101,900	665
		2,515
Spain – 4.1%
Acciona S.A.	1,052	229
ACS Actividades de Construccion y Servicios S.A.	6,616	656
Aena SME S.A.(2)	50,639	1,418
Banco Bilbao Vizcaya Argentaria S.A.	116,900	2,734
CaixaBank S.A.	61,851	755
Endesa S.A.	7,465	269
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
Spain – 4.1%continued
Iberdrola S.A.	36,695	$794
Naturgy Energy Group S.A.	7,872	240
		7,095
Sweden – 2.8%
Evolution AB	12,086	823
H&M Hennes & Mauritz AB, Class B	77,270	1,554
Hexagon AB, Class B	36,050	426
Sandvik AB	9,318	302
Swedbank AB, Class A	49,229	1,713
		4,818
Switzerland – 1.5%
ABB Ltd. (Registered)	12,644	935
Cie Financiere Richemont S.A., Class A (Registered)	712	154
Logitech International S.A. (Registered)	13,907	1,416
Sonova Holding A.G. (Registered)	597	154
		2,659
United Kingdom – 7.9%
AstraZeneca PLC	2,448	451
Barclays PLC	386,029	2,451
British American Tobacco PLC	16,569	939
Centrica PLC	91,392	208
CK Hutchison Holdings Ltd.	15,467	105
HSBC Holdings PLC	12,628	198
Imperial Brands PLC	38,863	1,634
J Sainsbury PLC	209,499	923
National Grid PLC	47,566	733
NatWest Group PLC	86,153	751
Next PLC	6,682	1,229
Reckitt Benckiser Group PLC	4,087	331
RELX PLC	16,171	654
Rolls-Royce Holdings PLC	48,951	761
Smith & Nephew PLC	37,765	629
Smiths Group PLC	33,466	1,055
SSE PLC	2,249	66
Standard Chartered PLC	23,788	581
		13,699
United States – 9.7%
AP Moller - Maersk A/S, Class B†	232	535
GSK PLC	98,879	2,430
Holcim A.G.*	10,619	1,041
Nestle S.A. (Registered)	15,000	1,491
Novartis A.G. (Registered)	26,625	3,678
NORTHERN FUNDS QUARTERLY REPORT  54 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2% (1)continued
United States – 9.7%continued
Roche Holding A.G. (Genusschein)	9,375	$3,874
Sanofi S.A.	12,644	1,226
Shell PLC	68,402	2,513
		16,788
Total Common Stocks
(Cost $130,424)		170,130

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(3) (4)	994,014	994
Total Investment Companies
(Cost $994)		994

Total Investments – 98.8%
(Cost $131,418)		171,124
Other Assets less Liabilities – 1.2%		2,116
Net Assets – 100.0%		$173,240

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of this security amounted to approximately $1,418,000 or
0.8% of net assets.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2025 is disclosed.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

SPI – Standardized Precipitation Index

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	20	$1,373	Long	3/26	$18
FTSE 100 Index (British Pound)	3	402	Long	3/26	8
S&P/TSX 60 Index (Canadian Dollar)	1	271	Long	3/26	1
SPI 200 Index (Australian Dollar)	1	145	Long	3/26	1
Yen Denominated Nikkei 225 (Japanese Yen)	5	806	Long	3/26	1
Total					$29
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	26.7%
Industrials	17.8
Health Care	9.7
Consumer Discretionary	8.8
Information Technology	8.7
Materials	6.9
Consumer Staples	6.5
Energy	4.3
Communication Services	3.7
Utilities	3.4
Real Estate	1.7
Short-Term Investments	0.6
Total Investments	98.8
Other Assets less Liabilities	1.2
Net Assets	100.0%
EQUITY FUNDS 55 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$20,445	$—	$—	$20,445
Hong Kong	1,095	3,379	—	4,474
Israel	993	2,274	—	3,267
All Other Countries(1)	—	141,944	—	141,944
Total Common Stocks	22,533	147,597	—	170,130
Investment Companies	994	—	—	994
Total Investments	$23,527	$147,597	$—	$171,124
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$29	$—	$—	$29

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$409	$409	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	122	15,293	14,421	22	994	994,014
Total	$122	$15,702	$14,830	$22	$994	994,014

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  56 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)
Australia – 6.9%
ANZ Group Holdings Ltd.	890,702	$21,553
APA Group	394,817	2,362
Aristocrat Leisure Ltd.	164,945	6,397
ASX Ltd.	57,105	1,959
BHP Group Ltd.	1,516,689	45,768
Brambles Ltd.	405,430	6,215
CAR Group Ltd.	112,144	2,295
Cochlear Ltd.	19,624	3,401
Coles Group Ltd.	399,448	5,715
Commonwealth Bank of Australia	499,974	53,454
Computershare Ltd.	157,507	3,577
CSL Ltd.	144,857	16,689
Evolution Mining Ltd.	612,063	5,149
Fortescue Ltd.	504,013	7,370
Glencore PLC*	2,996,505	16,300
Goodman Group	608,542	12,511
Insurance Australia Group Ltd.	700,469	3,724
Lottery (The) Corp. Ltd.	667,267	2,294
Lynas Rare Earths Ltd.*	272,964	2,252
Macquarie Group Ltd.	107,814	14,510
Medibank Pvt Ltd.	830,001	2,648
National Australia Bank Ltd.	914,746	25,760
Northern Star Resources Ltd.	405,470	7,192
Origin Energy Ltd.	528,244	4,046
Pro Medicus Ltd.	17,064	2,499
Qantas Airways Ltd.	219,933	1,517
QBE Insurance Group Ltd.	452,533	5,995
REA Group Ltd.	15,575	1,907
Rio Tinto Ltd.	111,324	10,910
Rio Tinto PLC	336,503	26,848
Santos Ltd.	989,888	4,060
Scentre Group	1,526,305	4,262
SGH Ltd.	60,488	1,864
Sigma Healthcare Ltd.	1,564,704	3,069
Sonic Healthcare Ltd.	140,736	2,122
South32 Ltd.	1,334,910	3,169
Stockland	725,102	2,763
Suncorp Group Ltd.	329,016	3,865
Telstra Group Ltd.	1,191,447	3,865
Transurban Group	936,627	8,858
Vicinity Ltd.	1,150,221	1,957
Washington H Soul Pattinson & Co. Ltd.	103,660	2,564
Wesfarmers Ltd.	338,543	18,249
Westpac Banking Corp.	1,021,565	26,232
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Australia – 6.9%continued
WiseTech Global Ltd.	60,064	$2,722
Woodside Energy Group Ltd.	570,889	8,939
Woolworths Group Ltd.	364,043	7,130
		428,507
Austria – 0.3%
Erste Group Bank A.G.	91,960	11,064
OMV A.G.	43,277	2,407
Raiffeisen Bank International A.G.	39,274	1,756
Verbund A.G.	19,706	1,439
		16,666
Belgium – 0.8%
Ageas S.A./N.V.	43,726	3,065
Anheuser-Busch InBev S.A./N.V.	295,241	18,943
D'ieteren Group	6,316	1,138
Elia Group S.A./N.V.	13,152	1,696
Financiere de Tubize S.A.	6,018	1,472
Groupe Bruxelles Lambert N.V.	24,854	2,212
KBC Group N.V.	68,476	8,901
Lotus Bakeries N.V.	119	1,098
Sofina S.A.	4,907	1,419
Syensqo S.A.	22,378	1,797
UCB S.A.	37,745	10,528
		52,269
Brazil – 0.0%
Yara International ASA	49,662	2,035
Chile – 0.1%
Antofagasta PLC	118,614	5,206
China – 0.6%
BOC Hong Kong Holdings Ltd.	1,091,608	5,519
Prosus N.V.*	390,562	24,123
SITC International Holdings Co. Ltd.	416,000	1,486
Wharf Holdings (The) Ltd.	320,000	894
Wilmar International Ltd.†	565,800	1,353
Yangzijiang Shipbuilding Holdings Ltd.	774,600	2,097
		35,472
Denmark – 1.8%
Carlsberg A.S., Class B	28,637	3,754
Coloplast A/S, Class B	37,592	3,227
Danske Bank A/S	198,704	9,912
Demant A/S* †	27,804	939
DSV A/S	60,985	15,347
Genmab A/S*	18,423	5,693
EQUITY FUNDS 57 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Denmark – 1.8%continued
Novo Nordisk A/S, Class B	962,020	$49,037
Novonesis (Novozymes) B	105,680	6,768
Orsted A.S.(2) *	154,572	2,966
Pandora A/S	23,867	2,640
ROCKWOOL A/S, Class B	27,940	983
Tryg A/S	99,871	2,614
Vestas Wind Systems A/S	301,689	8,145
		112,025
Finland – 1.2%
Elisa OYJ	43,516	1,931
Fortum OYJ	131,965	2,808
Kesko OYJ, Class B	84,899	1,921
Kone OYJ, Class B	102,075	7,240
Metso OYJ	200,415	3,497
Neste OYJ	124,399	2,815
Nokia OYJ	1,580,765	10,239
Nordea Bank Abp	926,789	17,470
Orion OYJ, Class B	32,858	2,454
Sampo OYJ, Class A	728,451	8,830
Stora Enso OYJ (Registered)†	176,686	2,212
UPM-Kymmene OYJ†	158,785	4,601
Wartsila OYJ Abp	151,574	5,363
		71,381
France – 8.9%
Accor S.A.	59,186	3,354
Aeroports de Paris S.A.†	10,000	1,307
Air Liquide S.A.	172,469	32,456
Airbus S.E.	177,385	41,145
Alstom S.A.*	101,763	3,012
Amundi S.A.	17,965	1,486
AXA S.A.	518,132	24,919
BioMerieux	12,245	1,585
BNP Paribas S.A.	300,262	28,412
Bollore S.E.	207,017	1,164
Bouygues S.A.	57,889	3,001
Bureau Veritas S.A.	102,475	3,263
Capgemini S.E.	45,992	7,617
Carrefour S.A.	179,486	2,994
Cie de Saint-Gobain S.A.	133,813	13,584
Cie Generale des Etablissements Michelin S.C.A.	202,296	6,709
Covivio S.A./France	17,384	1,155
Credit Agricole S.A.	316,524	6,497
Danone S.A.	193,341	17,445
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
France – 8.9%continued
Dassault Aviation S.A.	5,804	$1,860
Dassault Systemes S.E.	202,543	5,657
Edenred S.E.	74,248	1,649
Eiffage S.A.	20,886	2,996
Engie S.A.	545,609	14,346
EssilorLuxottica S.A.	89,966	28,445
FDJ UNITED	33,366	925
Gecina S.A.	13,737	1,303
Getlink S.E.	88,664	1,639
Hermes International S.C.A.	9,450	23,348
Ipsen S.A.	11,462	1,601
Kering S.A.	22,208	7,836
Klepierre S.A.	62,721	2,483
Legrand S.A.	78,223	11,624
L'Oreal S.A.	71,751	30,819
LVMH Moet Hennessy Louis Vuitton S.E.	74,705	56,320
Orange S.A.	555,110	9,262
Pernod Ricard S.A.	60,072	5,143
Publicis Groupe S.A.	69,036	7,162
Renault S.A.	56,432	2,336
Rexel S.A.	66,379	2,609
Safran S.A.	107,467	37,396
Sartorius Stedim Biotech	8,476	2,086
Societe Generale S.A.	213,181	17,176
Sodexo S.A.	26,426	1,354
Thales S.A.	28,062	7,580
TotalEnergies S.E.	592,893	38,644
Unibail-Rodamco-Westfield*	36,588	3,977
Veolia Environnement S.A.	187,408	6,530
Vinci S.A.	148,921	20,913
		556,124
Germany – 9.2%
adidas A.G.	50,970	10,033
Allianz S.E. (Registered)	115,449	52,953
BASF S.E.	265,369	13,864
Bayer A.G. (Registered)	293,495	12,661
Bayerische Motoren Werke A.G.	84,175	9,203
Beiersdorf A.G.	29,785	3,278
Brenntag S.E.	35,415	2,063
Commerzbank A.G.	218,818	9,264
Continental A.G.	33,214	2,651
CTS Eventim A.G. & Co. KGaA	18,278	1,678
Daimler Truck Holding A.G.	143,256	6,282
Deutsche Bank A.G. (Registered)	552,744	21,499
NORTHERN FUNDS QUARTERLY REPORT  58 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Germany – 9.2%continued
Deutsche Boerse A.G.	56,215	$14,765
Deutsche Lufthansa A.G. (Registered)	181,517	1,795
Deutsche Post A.G.	286,610	15,698
Deutsche Telekom A.G. (Registered)	1,099,009	35,649
E.ON S.E.	671,104	12,722
Evonik Industries A.G.	80,623	1,265
Fresenius Medical Care A.G.	65,927	3,159
Fresenius S.E. & Co. KGaA	125,939	7,248
GEA Group A.G.	43,739	2,970
Hannover Rueck S.E.	18,046	5,638
Heidelberg Materials A.G.	39,973	10,468
Henkel A.G. & Co. KGaA	30,629	2,340
Hensoldt A.G.	19,449	1,681
HOCHTIEF A.G.	4,665	1,846
Infineon Technologies A.G.	389,597	17,263
Knorr-Bremse A.G.	22,188	2,481
LEG Immobilien S.E.	21,697	1,585
Mercedes-Benz Group A.G.	215,395	15,200
Merck KGaA	38,556	5,534
MTU Aero Engines A.G.	15,981	6,666
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	39,055	25,791
Nemetschek S.E.	17,341	1,891
Rational A.G.	1,462	1,132
Rheinmetall A.G.	13,740	25,195
RWE A.G.	188,857	10,049
SAP S.E.	311,966	76,331
Scout24 S.E.	22,694	2,287
Siemens A.G. (Registered)	226,979	63,744
Siemens Energy A.G.*	231,531	32,722
Siemens Healthineers A.G.	101,917	5,348
Symrise A.G.	39,687	3,212
Talanx A.G.	19,366	2,585
Vonovia S.E.	228,675	6,593
Zalando S.E.*	65,879	1,956
		570,238
Hong Kong – 1.8%
AIA Group Ltd.	3,136,686	32,218
CK Asset Holdings Ltd.	568,138	2,862
CK Infrastructure Holdings Ltd.	191,853	1,420
CLP Holdings Ltd.	482,514	4,311
Futu Holdings Ltd. ADR	17,136	2,814
Hang Seng Bank Ltd.	226,179	4,461
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Hong Kong – 1.8%continued
Henderson Land Development Co. Ltd.	446,929	$1,612
HKT Trust & HKT Ltd.	1,156,220	1,709
Hong Kong & China Gas Co. Ltd.	3,385,005	3,046
Hong Kong Exchanges & Clearing Ltd.	359,296	18,773
Hongkong Land Holdings Ltd.	325,900	2,262
Link REIT	788,078	3,510
MTR Corp. Ltd.	457,636	1,750
Power Assets Holdings Ltd.	420,317	2,977
Prudential PLC	771,854	11,909
Sino Land Co. Ltd.	1,113,502	1,459
Sun Hung Kai Properties Ltd.	435,258	5,280
Swire Pacific Ltd., Class A	106,051	853
Techtronic Industries Co. Ltd.	436,833	5,019
WH Group Ltd.(2)	2,469,713	2,750
Wharf Real Estate Investment Co. Ltd.	486,766	1,534
		112,529
Indonesia – 0.1%
Jardine Matheson Holdings Ltd.†	48,800	3,328
Ireland – 0.5%
AerCap Holdings N.V.	53,205	7,649
AIB Group PLC	650,583	6,991
Bank of Ireland Group PLC	285,559	5,463
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	47,900	4,391
Kingspan Group PLC	45,403	3,923
		28,417
Israel – 0.9%
Azrieli Group Ltd.	11,391	1,289
Bank Hapoalim B.M.	379,926	8,596
Bank Leumi Le-Israel B.M.	443,691	9,780
Check Point Software Technologies Ltd.*	25,598	4,750
Elbit Systems Ltd.	8,330	4,803
ICL Group Ltd.	236,708	1,358
Israel Discount Bank Ltd., Class A	365,397	3,880
Mizrahi Tefahot Bank Ltd.	45,992	3,212
Nice Ltd.*	18,413	2,089
Nova Ltd.*	8,757	2,919
Phoenix Financial Ltd.	69,092	2,859
Teva Pharmaceutical Industries Ltd. ADR*	342,472	10,689
Wix.com Ltd.*	17,084	1,775
		57,999
EQUITY FUNDS 59 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Italy – 3.3%
Banca Mediolanum S.p.A.	67,379	$1,534
Banca Monte dei Paschi di Siena S.p.A.	589,096	6,271
Banco BPM S.p.A.	340,853	5,177
BPER Banca S.p.A.	440,981	5,963
Coca-Cola HBC A.G. - CDI*	66,350	3,436
Davide Campari-Milano N.V.	181,076	1,176
Enel S.p.A.	2,428,286	25,301
Eni S.p.A.	607,766	11,528
Ferrari N.V.	37,645	14,017
FinecoBank Banca Fineco S.p.A.	183,805	4,773
Generali	255,004	10,704
Infrastrutture Wireless Italiane S.p.A.	85,229	790
Intesa Sanpaolo S.p.A.	4,249,332	29,430
Leonardo S.p.A.	123,263	7,061
Moncler S.p.A.	70,118	4,507
Nexi S.p.A.†	160,299	791
Poste Italiane S.p.A.	137,640	3,463
Prysmian S.p.A.	83,785	8,354
Recordati Industria Chimica e Farmaceutica S.p.A.	33,828	1,927
Ryanair Holdings PLC	253,655	8,809
Snam S.p.A.	599,499	3,983
Telecom Italia S.p.A.*	3,498,769	2,099
Terna - Rete Elettrica Nazionale	426,614	4,536
UniCredit S.p.A.	418,776	34,765
Unipol Assicurazioni S.p.A.	106,280	2,557
		202,952
Ivory Coast – 0.1%
Endeavour Mining PLC	58,052	3,006
Japan – 21.7%
Advantest Corp.	228,900	28,897
Aeon Co. Ltd.	665,200	10,514
AGC, Inc.	57,600	1,911
Aisin Corp.	148,900	2,785
Ajinomoto Co., Inc.	267,700	5,662
ANA Holdings, Inc.	45,600	866
Asahi Group Holdings Ltd.	451,900	4,727
Asahi Kasei Corp.	390,200	3,463
Asics Corp.	207,300	4,994
Astellas Pharma, Inc.	543,400	7,260
Bandai Namco Holdings, Inc.	177,300	4,726
Bridgestone Corp.	341,000	7,670
Canon, Inc.	258,900	7,664
Capcom Co. Ltd.	104,500	2,431
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 21.7%continued
Central Japan Railway Co.	229,000	$6,348
Chiba Bank (The) Ltd.	166,600	1,852
Chubu Electric Power Co., Inc.	207,500	3,194
Chugai Pharmaceutical Co. Ltd.	200,665	10,549
Dai Nippon Printing Co. Ltd.	117,700	2,026
Daifuku Co. Ltd.	96,600	3,045
Dai-ichi Life Holdings, Inc.	1,050,100	8,718
Daiichi Sankyo Co. Ltd.	537,700	11,452
Daikin Industries Ltd.	78,800	10,116
Daito Trust Construction Co. Ltd.	91,500	1,745
Daiwa House Industry Co. Ltd.	165,600	5,500
Daiwa Securities Group, Inc.	394,400	3,455
Denso Corp.	526,700	7,266
Disco Corp.	27,500	8,481
East Japan Railway Co.	288,336	7,631
Ebara Corp.	139,400	3,288
Eisai Co. Ltd.	79,100	2,347
ENEOS Holdings, Inc.	816,097	5,767
FANUC Corp.	278,800	10,851
Fast Retailing Co. Ltd.	57,100	20,707
Fuji Electric Co. Ltd.	42,700	3,237
FUJIFILM Holdings Corp.	333,400	7,123
Fujikura Ltd.	75,100	8,388
Fujitsu Ltd.	525,900	14,419
Hankyu Hanshin Holdings, Inc.	72,200	1,816
Hikari Tsushin, Inc.	5,400	1,509
Hitachi Ltd.	1,369,000	42,471
Honda Motor Co. Ltd.	1,104,100	10,808
Hoya Corp.	102,500	15,526
Hulic Co. Ltd.	135,300	1,479
Idemitsu Kosan Co. Ltd.	229,840	1,734
IHI Corp.	307,000	5,413
Inpex Corp.	266,300	5,270
Isuzu Motors Ltd.	156,200	2,435
ITOCHU Corp.	1,775,000	22,405
Japan Airlines Co. Ltd.	42,200	786
Japan Exchange Group, Inc.	296,900	3,169
Japan Post Bank Co. Ltd.	533,800	7,507
Japan Post Holdings Co. Ltd.	534,200	5,618
Japan Post Insurance Co. Ltd.	53,800	1,614
Japan Tobacco, Inc.†	358,400	12,898
JFE Holdings, Inc.	176,100	2,241
JX Advanced Metals Corp.	168,200	2,111
Kajima Corp.	126,000	4,699
NORTHERN FUNDS QUARTERLY REPORT  60 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 21.7%continued
Kansai Electric Power (The) Co., Inc.	282,000	$4,425
Kao Corp.	139,300	5,574
Kawasaki Heavy Industries Ltd.	45,000	2,977
Kawasaki Kisen Kaisha Ltd.†	107,900	1,500
KDDI Corp.	875,700	15,148
Keyence Corp.	58,056	21,034
Kikkoman Corp.	201,800	1,830
Kioxia Holdings Corp.*	55,400	3,709
Kirin Holdings Co. Ltd.	233,200	3,508
Kobe Bussan Co. Ltd.	45,500	1,100
Komatsu Ltd.	286,400	9,155
Konami Group Corp.	30,500	4,157
Kubota Corp.	292,000	4,123
Kyocera Corp.	379,200	5,323
Kyowa Kirin Co. Ltd.	73,200	1,178
Lasertec Corp.	24,200	4,593
LY Corp.	796,700	2,121
M3, Inc.	133,000	1,801
Makita Corp.	67,100	2,027
Marubeni Corp.	421,300	11,723
MatsukiyoCocokara & Co.	97,600	1,694
MINEBEA MITSUMI, Inc.	108,300	2,175
Mitsubishi Chemical Group Corp.	380,500	2,222
Mitsubishi Corp.	962,400	22,053
Mitsubishi Electric Corp.	568,000	16,663
Mitsubishi Estate Co. Ltd.	317,100	7,723
Mitsubishi HC Capital, Inc.	263,000	2,201
Mitsubishi Heavy Industries Ltd.	957,700	23,456
Mitsubishi UFJ Financial Group, Inc.	3,425,695	54,401
Mitsui & Co. Ltd.	737,400	21,794
Mitsui Fudosan Co. Ltd.	787,900	8,964
Mitsui OSK Lines Ltd.†	102,600	3,080
Mizuho Financial Group, Inc.	743,918	27,013
MonotaRO Co. Ltd.	78,000	1,253
MS&AD Insurance Group Holdings, Inc.	383,929	9,040
Murata Manufacturing Co. Ltd.	498,273	10,344
NEC Corp.	387,100	13,053
Nexon Co. Ltd.	112,000	2,748
NIDEC CORP.	255,000	3,453
Nintendo Co. Ltd.	329,900	22,285
Nippon Building Fund, Inc.	2,398	2,186
Nippon Paint Holdings Co. Ltd.	278,800	1,862
Nippon Sanso Holdings Corp.	53,300	1,592
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 21.7%continued
Nippon Steel Corp.	1,454,805	$5,950
Nippon Yusen K.K.	121,100	3,921
Nissan Motor Co. Ltd.* †	677,200	1,682
Nitori Holdings Co. Ltd.	120,000	2,101
Nitto Denko Corp.	204,600	4,862
Nomura Holdings, Inc.	894,300	7,439
Nomura Research Institute Ltd.	110,922	4,270
NTT, Inc.	8,906,600	8,986
Obayashi Corp.	187,500	3,917
Obic Co. Ltd.	97,500	3,064
Olympus Corp.	343,300	4,373
Oracle Corp. Japan	11,300	952
Oriental Land Co. Ltd.	322,900	5,973
ORIX Corp.	346,700	10,079
Osaka Gas Co. Ltd.	108,000	3,749
Otsuka Corp.	66,500	1,369
Otsuka Holdings Co. Ltd.	129,715	7,328
Pan Pacific International Holdings Corp.	569,300	3,393
Panasonic Holdings Corp.	693,800	9,076
Rakuten Group, Inc.*	453,700	2,911
Recruit Holdings Co. Ltd.	420,600	23,994
Renesas Electronics Corp.	535,100	7,328
Resona Holdings, Inc.	624,310	5,920
Ryohin Keikaku Co. Ltd.†	150,200	2,669
Sanrio Co. Ltd.	52,900	1,660
SBI Holdings, Inc.	166,420	3,592
SCREEN Holdings Co. Ltd.†	24,500	2,375
Secom Co. Ltd.	116,500	4,140
Seibu Holdings, Inc.	63,300	1,740
Sekisui Chemical Co. Ltd.	115,100	1,931
Sekisui House Ltd.	176,400	3,938
Seven & i Holdings Co. Ltd.	619,800	8,901
SG Holdings Co. Ltd.	84,200	772
Shimadzu Corp.	70,300	1,872
Shimano, Inc.	22,100	2,333
Shin-Etsu Chemical Co. Ltd.	503,900	15,670
Shionogi & Co. Ltd.	226,700	4,102
Shiseido Co. Ltd.	115,600	1,687
SMC Corp.	17,400	6,059
SoftBank Corp.	8,579,400	11,778
SoftBank Group Corp.	1,142,000	32,196
Sompo Holdings, Inc.	264,935	9,020
Sony Financial Group, Inc.*	1,876,800	1,986
Sony Group Corp.	1,838,200	46,985
EQUITY FUNDS 61 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 21.7%continued
Subaru Corp.	172,800	$3,711
Sumitomo Corp.	325,300	11,250
Sumitomo Electric Industries Ltd.	213,400	8,640
Sumitomo Metal Mining Co. Ltd.	74,600	3,000
Sumitomo Mitsui Financial Group, Inc.	1,095,026	35,242
Sumitomo Mitsui Trust Group, Inc.	189,738	5,765
Sumitomo Realty & Development Co. Ltd.	183,400	4,596
Suntory Beverage & Food Ltd.	41,500	1,254
Suzuki Motor Corp.	470,700	6,991
Sysmex Corp.	150,794	1,486
T&D Holdings, Inc.	139,100	3,205
Taisei Corp.	44,200	4,190
Takeda Pharmaceutical Co. Ltd.	474,966	14,756
TDK Corp.	580,200	8,209
Terumo Corp.	401,600	5,851
TIS, Inc.	64,500	2,159
Toho Co. Ltd.	30,700	1,565
Tokio Marine Holdings, Inc.	549,000	20,382
Tokyo Electron Ltd.	133,900	29,407
Tokyo Gas Co. Ltd.	95,100	3,760
Tokyo Metro Co. Ltd.†	83,800	853
Tokyu Corp.	147,900	1,731
TOPPAN Holdings, Inc.	70,800	2,102
Toray Industries, Inc.	415,500	2,708
Toyota Industries Corp.	48,600	5,519
Toyota Motor Corp.	2,831,420	60,569
Toyota Tsusho Corp.	205,900	6,944
Trend Micro, Inc.	38,700	1,602
Tsuruha Holdings, Inc.	79,500	1,459
Unicharm Corp.	322,200	1,847
West Japan Railway Co.	122,900	2,458
Yamaha Motor Co. Ltd.†	275,100	2,032
Yokogawa Electric Corp.	69,000	2,213
Yokohama Financial Group, Inc.	297,900	2,455
Zensho Holdings Co. Ltd.	29,800	1,708
ZOZO, Inc.	140,300	1,160
		1,351,667
Jersey – 0.0%
CVC Capital Partners PLC	60,648	1,016
Luxembourg – 0.1%
ArcelorMittal S.A.	138,977	6,329
Eurofins Scientific S.E.	35,744	2,614
		8,943
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Macau – 0.1%
Galaxy Entertainment Group Ltd.	591,148	$2,899
Sands China Ltd.	728,299	1,836
		4,735
Mexico – 0.0%
Fresnillo PLC	65,471	2,915
Netherlands – 4.4%
ABN AMRO Bank N.V. - C.V.A.	173,500	6,056
Adyen N.V.*	7,507	12,045
Akzo Nobel N.V.	51,559	3,581
Argenx S.E.*	18,384	15,473
ASM International N.V.	14,085	8,491
ASML Holding N.V.	115,969	123,961
ASR Nederland N.V.	46,726	3,317
BE Semiconductor Industries N.V.	21,674	3,370
Euronext N.V.	23,034	3,457
EXOR N.V.	27,497	2,330
Heineken Holding N.V.	37,946	2,784
Heineken N.V.	85,586	7,001
IMCD N.V.	17,863	1,625
ING Groep N.V.	901,866	25,353
JDE Peet's N.V.	49,761	1,863
Koninklijke Ahold Delhaize N.V.	267,078	10,954
Koninklijke KPN N.V.	1,167,636	5,462
Koninklijke Philips N.V.	234,000	6,333
Magnum Ice Cream (The) Co. N.V.*	147,935	2,348
Nebius Group N.V.*	63,969	5,355
NN Group N.V.	80,530	6,200
Randstad N.V.†	33,939	1,290
Universal Music Group N.V.	331,331	8,656
Wolters Kluwer N.V.	70,168	7,285
		274,590
New Zealand – 0.2%
Auckland International Airport Ltd.	504,119	2,417
Contact Energy Ltd.	240,435	1,280
Fisher & Paykel Healthcare Corp. Ltd.	177,115	3,843
Infratil Ltd.	270,082	1,723
Meridian Energy Ltd.	394,876	1,272
Xero Ltd.*	49,652	3,754
		14,289
Norway – 0.5%
Aker BP ASA	89,838	2,286
DNB Bank ASA	268,186	7,469
Equinor ASA	231,281	5,468
NORTHERN FUNDS QUARTERLY REPORT  62 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Norway – 0.5%continued
Gjensidige Forsikring ASA	58,644	$1,757
Kongsberg Gruppen ASA	131,480	3,371
Mowi ASA	142,020	3,429
Norsk Hydro ASA	415,713	3,212
Orkla ASA	202,925	2,265
Salmar ASA	19,918	1,220
Telenor ASA	178,638	2,600
		33,077
Poland – 0.0%
InPost S.A.* †	78,336	959
Portugal – 0.2%
Banco Comercial Portugues S.A. (Registered)	2,253,419	2,362
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP S.A.	956,172	4,395
Galp Energia SGPS S.A.	123,289	2,100
Jeronimo Martins SGPS S.A.	81,740	1,947
		10,804
Singapore – 1.7%
CapitaLand Ascendas REIT	1,201,792	2,642
CapitaLand Integrated Commercial Trust	1,793,083	3,326
CapitaLand Investment Ltd.†	688,462	1,451
DBS Group Holdings Ltd.	635,705	27,821
Grab Holdings Ltd., Class A*	703,748	3,512
Keppel Ltd.	441,950	3,547
Oversea-Chinese Banking Corp. Ltd.	1,010,751	15,526
Sea Ltd. ADR*	114,217	14,571
Sembcorp Industries Ltd.†	278,300	1,299
Singapore Airlines Ltd.†	452,135	2,249
Singapore Exchange Ltd.	252,500	3,318
Singapore Technologies Engineering Ltd.	472,000	3,079
Singapore Telecommunications Ltd.	2,230,725	7,904
STMicroelectronics N.V.	201,754	5,229
United Overseas Bank Ltd.	374,549	10,200
		105,674
South Africa – 0.2%
Anglo American PLC	333,501	13,743
South Korea – 0.0%
Delivery Hero S.E.*	57,370	1,532
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Spain – 3.7%
Acciona S.A.†	7,195	$1,563
ACS Actividades de Construccion y Servicios S.A.	53,207	5,277
Aena SME S.A.(2)	225,293	6,307
Amadeus IT Group S.A.	133,992	9,828
Banco Bilbao Vizcaya Argentaria S.A.	1,722,174	40,282
Banco de Sabadell S.A.	1,495,839	5,866
Banco Santander S.A.	4,448,705	52,205
Bankinter S.A.	201,107	3,330
CaixaBank S.A.	1,163,706	14,211
Cellnex Telecom S.A.*	148,390	4,773
EDP Renovaveis S.A.	92,866	1,310
Endesa S.A.	93,555	3,368
Grifols S.A.†	90,080	1,127
Iberdrola S.A.	1,896,851	41,058
Industria de Diseno Textil S.A.	325,728	21,456
Mapfre S.A.	271,636	1,367
Naturgy Energy Group S.A.	73,153	2,227
Redeia Corp. S.A.	124,028	2,211
Repsol S.A.	337,579	6,323
Telefonica S.A.	1,105,716	4,539
		228,628
Sweden – 3.2%
AddTech AB, Class B	76,422	2,716
Alfa Laval AB	88,196	4,457
Assa Abloy AB, Class B	298,253	11,563
Atlas Copco AB, Class A	810,242	14,516
Atlas Copco AB, Class B	455,230	7,301
Beijer Ref AB†	123,669	1,989
Boliden AB*	85,789	4,748
Epiroc AB, Class A	199,191	4,507
Epiroc AB, Class B	116,644	2,354
EQT AB	149,090	5,817
Essity AB, Class B	183,017	5,272
Evolution AB	39,980	2,721
Fastighets AB Balder, Class B*	222,803	1,646
H&M Hennes & Mauritz AB, Class B†	148,776	2,993
Hexagon AB, Class B	625,622	7,400
Holmen AB, Class B	21,263	817
Industrivarden AB, Class A	36,171	1,626
Industrivarden AB, Class C	46,131	2,069
Indutrade AB	81,304	2,107
Investment AB Latour, Class B†	43,691	1,064
Investor AB, Class B	542,641	19,365
EQUITY FUNDS 63 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Sweden – 3.2%continued
L E Lundbergforetagen AB, Class B	22,433	$1,241
Lifco AB, Class B	69,810	2,638
Nibe Industrier AB, Class B	437,307	1,678
Saab AB, Class B	95,464	5,553
Sagax AB, Class B	67,728	1,453
Sandvik AB	315,915	10,233
Securitas AB, Class B†	145,366	2,316
Skandinaviska Enskilda Banken AB, Class A	450,732	9,515
Skanska AB, Class B	100,421	2,740
SKF AB, Class B	100,236	2,664
Svenska Cellulosa AB S.C.A., Class B	184,533	2,451
Svenska Handelsbanken AB, Class A	435,163	6,346
Swedbank AB, Class A	255,500	8,889
Swedish Orphan Biovitrum AB*	59,530	2,140
Tele2 AB, Class B	163,080	2,736
Telefonaktiebolaget LM Ericsson, Class B	833,912	8,141
Telia Co. AB	689,962	2,948
Trelleborg AB, Class B	60,361	2,554
Volvo AB, Class B	473,394	15,174
		198,458
Switzerland – 4.9%
ABB Ltd. (Registered)	467,798	34,580
Avolta A.G.*	26,154	1,551
Banque Cantonale Vaudoise (Registered)	8,446	1,068
Barry Callebaut A.G. (Registered)†	1,069	1,757
Belimo Holding A.G. (Registered)	2,919	2,842
BKW A.G.	5,956	1,264
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	289	4,227
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	4,541
Cie Financiere Richemont S.A., Class A (Registered)	160,491	34,637
DSM-Firmenich A.G.	52,187	4,217
EMS-Chemie Holding A.G. (Registered)	2,113	1,462
Galderma Group A.G.	46,160	9,370
Geberit A.G. (Registered)	10,221	7,962
Givaudan S.A. (Registered)†	2,803	11,144
Helvetia Baloise Holding A.G.	23,391	6,167
Julius Baer Group Ltd.	61,757	4,828
Kuehne + Nagel International A.G. (Registered)†	14,566	3,138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Switzerland – 4.9%continued
Logitech International S.A. (Registered)†	45,454	$4,629
Lonza Group A.G. (Registered)	20,958	14,179
Partners Group Holding A.G.	6,845	8,408
Sandoz Group A.G.	124,724	9,090
Schindler Holding A.G. (Participation Certificate)	12,192	4,595
Schindler Holding A.G. (Registered)	7,085	2,511
SGS S.A. (Registered)	49,196	5,640
Sika A.G. (Registered)	45,160	9,256
Sonova Holding A.G. (Registered)	15,109	3,898
Straumann Holding A.G. (Registered)†	33,428	3,914
Swatch Group (The) A.G. (Bearer)	8,859	1,880
Swiss Life Holding A.G. (Registered)	8,613	9,951
Swiss Prime Site A.G. (Registered)	24,307	3,777
Swisscom A.G. (Registered)†	7,665	5,570
UBS Group A.G. (Registered)	947,946	43,821
VAT Group A.G.	8,136	3,907
Zurich Insurance Group A.G.	43,699	33,168
		302,949
United Kingdom – 11.1%
3i Group PLC	296,609	12,905
Admiral Group PLC	77,873	3,334
Ashtead Group PLC	125,396	8,555
Associated British Foods PLC	99,056	2,840
AstraZeneca PLC	463,344	85,344
Auto Trader Group PLC	262,121	2,067
Aviva PLC	910,554	8,337
BAE Systems PLC	896,312	20,605
Barclays PLC	4,167,252	26,454
Barratt Redrow PLC	417,072	2,137
British American Tobacco PLC	653,130	37,018
BT Group PLC	1,792,220	4,432
Bunzl PLC	98,829	2,758
Centrica PLC	1,415,094	3,222
CK Hutchison Holdings Ltd.	804,138	5,479
Coca-Cola Europacific Partners PLC	62,562	5,674
Compass Group PLC	505,799	16,092
DCC PLC†	29,134	1,811
Diageo PLC	663,904	14,301
Entain PLC	187,763	1,933
Halma PLC	114,245	5,414
Hikma Pharmaceuticals PLC	51,676	1,080
HSBC Holdings PLC	5,143,643	80,641
NORTHERN FUNDS QUARTERLY REPORT  64 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United Kingdom – 11.1%continued
Imperial Brands PLC	229,946	$9,667
Informa PLC	384,082	4,556
InterContinental Hotels Group PLC	43,041	6,029
International Consolidated Airlines Group S.A. - CDI	349,712	1,939
Intertek Group PLC	46,117	2,860
J Sainsbury PLC	509,297	2,244
JD Sports Fashion PLC	779,073	885
Kingfisher PLC	516,113	2,164
Land Securities Group PLC	205,068	1,707
Legal & General Group PLC	1,704,767	5,986
Lloyds Banking Group PLC	17,682,439	23,303
London Stock Exchange Group PLC	139,423	16,789
M&G PLC	675,766	2,595
Marks & Spencer Group PLC	622,919	2,771
Melrose Industries PLC	373,602	2,939
National Grid PLC	1,458,691	22,480
NatWest Group PLC	2,399,385	20,927
Next PLC	34,617	6,369
Pearson PLC	170,338	2,404
Phoenix Group Holdings PLC	205,018	2,021
Reckitt Benckiser Group PLC	203,536	16,478
RELX PLC	544,822	22,037
Rentokil Initial PLC	754,731	4,508
Rolls-Royce Holdings PLC	2,512,773	39,056
Sage Group (The) PLC	290,140	4,225
Schroders PLC	215,137	1,173
Segro PLC	389,260	3,766
Severn Trent PLC	82,726	3,110
Smith & Nephew PLC	243,938	4,061
Smiths Group PLC	97,596	3,075
Spirax Group PLC	22,021	2,014
SSE PLC	359,953	10,555
Standard Chartered PLC	580,669	14,180
Tesco PLC	1,940,168	11,552
Unilever PLC	650,998	42,563
United Utilities Group PLC	207,636	3,340
Vodafone Group PLC	5,694,567	7,566
Whitbread PLC	52,678	1,798
Wise PLC, Class A*	196,614	2,362
		690,487
United States – 9.3%
Aegon Ltd.	400,095	3,088
Alcon A.G.	149,039	11,839
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 9.3%continued
AP Moller - Maersk A/S, Class A†	880	$2,027
AP Moller - Maersk A/S, Class B†	1,199	2,763
BP PLC	4,695,857	27,259
Buzzi S.p.A.	23,122	1,405
CyberArk Software Ltd.*	15,172	6,768
Experian PLC	273,496	12,369
Ferrovial S.E.	153,319	9,916
GSK PLC	1,213,974	29,834
Haleon PLC	2,658,381	13,452
Holcim A.G.*	152,328	14,933
Monday.com Ltd.*	13,010	1,920
Nestle S.A. (Registered)	769,701	76,503
Novartis A.G. (Registered)	568,023	78,466
QIAGEN N.V.	63,466	2,897
Roche Holding A.G. (Bearer)	9,778	4,129
Roche Holding A.G. (Genusschein)	209,709	86,666
Sanofi S.A.	329,925	32,008
Schneider Electric S.E.	163,767	44,889
Shell PLC	1,729,367	63,527
Spotify Technology S.A.*	46,664	27,098
Stellantis N.V.	605,445	6,684
Swiss Re A.G.	89,233	14,880
Tenaris S.A.	110,867	2,139
		577,459
Total Common Stocks
(Cost $3,033,326)		6,080,079

PREFERRED STOCKS – 0.3%
Germany – 0.3%
Bayerische Motoren Werke A.G., 4.71%(4)	15,738	1,691
Dr. Ing hc F Porsche A.G., 3.25%(4)	33,533	1,797
Henkel A.G. & Co. KGaA, 2.92%(4)	48,855	3,993
Porsche Automobil Holding S.E., 4.80%(4)	45,648	2,141
Sartorius A.G., 0.30%(4)	7,623	2,204
Volkswagen A.G., 6.11%(4)	61,436	7,472
		19,298
Total Preferred Stocks
(Cost $16,863)		19,298

INVESTMENT COMPANIES – 1.1%
iShares Core MSCI EAFE ETF	458,000	40,972
EQUITY FUNDS 65 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%continued
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(5) (6) (7)	2,405,990	$2,406
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(5) (6)	23,515,770	23,516
Total Investment Companies
(Cost $58,960)		66,894

Total Investments – 99.2%
(Cost $3,109,149)		6,166,271
Other Assets less Liabilities – 0.8%		52,354
Net Assets – 100.0%		$6,218,625

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately $12,023,000 or 0.2% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2025 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	1,740	Australian Dollar	2,608	3/18/26	$—*
Citibank	Swiss Franc	2,650	United States Dollar	3,374	3/18/26	1
Citibank	United States Dollar	3,565	British Pound	2,655	3/18/26	13
Citibank	United States Dollar	1,304	Swedish Krona	11,980	3/18/26	3
Toronto-Dominion Bank	Japanese Yen	1,425,000	United States Dollar	9,227	3/18/26	69
Subtotal Appreciation						86
JPMorgan Chase	United States Dollar	4,848	Euro	4,100	3/18/26	(12)
JPMorgan Chase	United States Dollar	8,403	Japanese Yen	1,290,060	3/18/26	(112)
Morgan Stanley	United States Dollar	1,543	Euro	1,308	3/18/26	(— )*
Morgan Stanley	United States Dollar	3,581	Japanese Yen	550,000	3/18/26	(46)
Toronto-Dominion Bank	British Pound	2,655	United States Dollar	3,551	3/18/26	(27)
Toronto-Dominion Bank	Euro	7,708	United States Dollar	9,073	3/18/26	(19)
Toronto-Dominion Bank	Swiss Franc	2,950	United States Dollar	3,750	3/18/26	(5)
UBS	United States Dollar	2,718	Euro	2,300	3/18/26	(5)
Subtotal Depreciation						(226)
Total						$(140)

*	Amount rounds to less than one thousand.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	290	$19,907	Long	3/26	$242
FTSE 100 Index (British Pound)	77	10,318	Long	3/26	183
Hang Seng Index (Hong Kong Dollar)	6	989	Long	1/26	(10)
MSCI EAFE Index (United States Dollar)	199	28,876	Long	3/26	187
NORTHERN FUNDS QUARTERLY REPORT  66 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
SPI 200 Index (Australian Dollar)	33	$4,777	Long	3/26	$16
Topix Index (Japanese Yen)	47	10,242	Long	3/26	124
Total					$742
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	25.5%
Industrials	18.8
Health Care	11.1
Consumer Discretionary	9.6
Information Technology	8.2
Consumer Staples	7.3
Materials	5.5
Communication Services	4.3
Utilities	3.6
Energy	3.1
Real Estate	1.8
Short-Term Investments	0.4
Total Investments	99.2
Other Assets less Liabilities	0.8
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
China	$894	$34,578	$—	$35,472
Germany	2,063	568,175	—	570,238
Hong Kong	7,275	105,254	—	112,529
Ireland	7,649	20,768	—	28,417
Israel	17,214	40,785	—	57,999
Netherlands	7,703	266,887	—	274,590
Singapore	18,083	87,591	—	105,674
United Kingdom	5,674	684,813	—	690,487
United States	35,786	541,673	—	577,459
All Other Countries(1)	—	3,627,214	—	3,627,214
Total Common Stocks	102,341	5,977,738	—	6,080,079
Preferred Stocks	—	19,298	—	19,298
Investment Companies	66,894	—	—	66,894
Total Investments	$169,235	$5,997,036	$—	$6,166,271
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$86	$—	$86
Futures Contracts	752	—	—	752
Liabilities
Forward Foreign Currency Exchange Contracts	—	(226)	—	(226)
Futures Contracts	(10)	—	—	(10)
Total Other Financial Instruments	$742	$(140)	$—	$602

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 67 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$88,294	$85,888	$16 (1)	$2,406	2,405,990
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,914	647,562	625,960	545	23,516	23,515,770
Total	$1,914	$735,856	$711,848	$561	$25,922	25,921,760

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  68 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.7%
Aerospace & Defense – 1.8%
General Dynamics Corp.	7,814	$2,631
General Electric Co.	8,751	2,695
Lockheed Martin Corp.	1,339	648
		5,974
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	12,829	2,062
Expeditors International of Washington, Inc.	9,448	1,408
United Parcel Service, Inc., Class B	619	62
		3,532
Automobile Components – 0.8%
Aptiv PLC*	22,128	1,684
BorgWarner, Inc.	20,167	909
		2,593
Automobiles – 1.7%
Ford Motor Co.	9,164	120
General Motors Co.	3,231	263
Tesla, Inc.*	11,826	5,318
		5,701
Banks – 3.8%
Bank of America Corp.	49,487	2,722
Citigroup, Inc.	22,678	2,646
JPMorgan Chase & Co.	19,998	6,444
U.S. Bancorp	12,487	667
Wells Fargo & Co.	4,649	433
		12,912
Beverages – 0.3%
Boston Beer (The) Co., Inc., Class A*	1,200	234
Monster Beverage Corp.*	9,785	750
		984
Biotechnology – 1.5%
AbbVie, Inc.	5,647	1,291
Amgen, Inc.	9,673	3,166
Gilead Sciences, Inc.	1,826	224
Halozyme Therapeutics, Inc.*	5,262	354
Incyte Corp.*	719	71
		5,106
Broadline Retail – 4.1%
Amazon.com, Inc.*	51,527	11,893
eBay, Inc.	22,755	1,982
		13,875
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Building Products – 0.1%
A.O. Smith Corp.	1,785	$120
Allegion PLC	887	141
		261
Capital Markets – 3.5%
Affiliated Managers Group, Inc.	6,547	1,887
Bank of New York Mellon (The) Corp.	22,422	2,603
Franklin Resources, Inc.	44,519	1,064
Goldman Sachs Group (The), Inc.	4,188	3,681
Morgan Stanley	216	38
State Street Corp.	18,508	2,388
T. Rowe Price Group, Inc.	2,100	215
		11,876
Chemicals – 0.6%
CF Industries Holdings, Inc.	25,502	1,972
Communications Equipment – 1.4%
Arista Networks, Inc.*	6,574	862
Cisco Systems, Inc.	50,527	3,892
		4,754
Construction & Engineering – 0.4%
EMCOR Group, Inc.	380	232
Valmont Industries, Inc.	2,883	1,160
		1,392
Consumer Finance – 0.8%
SLM Corp.	21,203	574
Synchrony Financial	24,354	2,032
		2,606
Consumer Staples Distribution & Retail – 1.1%
Costco Wholesale Corp.	837	722
Kroger (The) Co.	31,899	1,993
Sysco Corp.	1,767	130
Walmart, Inc.	6,762	753
		3,598
Containers & Packaging – 0.4%
Crown Holdings, Inc.	4,080	420
Sealed Air Corp.	25,964	1,076
		1,496
Diversified Consumer Services – 0.1%
H&R Block, Inc.	6,517	284
EQUITY FUNDS 69 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	82,351	$2,046
Verizon Communications, Inc.	39,420	1,605
		3,651
Electric Utilities – 1.9%
Constellation Energy Corp.	4,041	1,428
Edison International	119	7
Exelon Corp.	30,788	1,342
FirstEnergy Corp.	16,629	744
NRG Energy, Inc.	8,695	1,385
OGE Energy Corp.	1,692	72
PPL Corp.	39,605	1,387
		6,365
Electrical Equipment – 0.2%
Emerson Electric Co.	2,851	378
GE Vernova, Inc.	483	316
		694
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	12,513	1,691
Jabil, Inc.	3,099	707
		2,398
Entertainment – 0.9%
Netflix, Inc.*	33,001	3,094
Financial Services – 3.7%
Berkshire Hathaway, Inc., Class B*	10,222	5,138
Fiserv, Inc.*	9,552	642
Global Payments, Inc.	16,797	1,300
Mastercard, Inc., Class A	978	558
MGIC Investment Corp.	73,865	2,158
PayPal Holdings, Inc.	26,851	1,568
Visa, Inc., Class A	3,594	1,261
		12,625
Food Products – 0.5%
Archer-Daniels-Midland Co.	18,337	1,054
General Mills, Inc.	4,598	214
Pilgrim's Pride Corp.	7,001	273
		1,541
Ground Transportation – 0.4%
Uber Technologies, Inc.*	2,511	205
Union Pacific Corp.	5,071	1,173
		1,378
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	8,901	1,115
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Health Care Equipment & Supplies – 1.4%continued
Medtronic PLC	15,374	$1,477
ResMed, Inc.	9,358	2,254
		4,846
Health Care Providers & Services – 2.3%
Cardinal Health, Inc.	2,428	499
Cencora, Inc.	4,610	1,557
HCA Healthcare, Inc.	5,489	2,563
McKesson Corp.	3,276	2,687
UnitedHealth Group, Inc.	1,294	427
		7,733
Health Care Technology – 0.1%
Doximity, Inc., Class A*	5,939	263
Hotel & Resort Real Estate Investment Trusts – 0.5%
Host Hotels & Resorts, Inc.	100,941	1,790
Hotels, Restaurants & Leisure – 2.0%
Booking Holdings, Inc.	525	2,812
Carnival Corp.*	61,945	1,892
Expedia Group, Inc.	1,727	489
Royal Caribbean Cruises Ltd.	1,026	286
Travel + Leisure Co.	17,568	1,239
		6,718
Household Durables – 0.0%
NVR, Inc.*	7	51
Household Products – 1.4%
Kimberly-Clark Corp.	6,069	612
Procter & Gamble (The) Co.	28,036	4,018
		4,630
Industrial Conglomerates – 0.8%
3M Co.	16,219	2,597
Insurance – 1.7%
Aflac, Inc.	21,018	2,318
American International Group, Inc.	1,622	139
Assured Guaranty Ltd.	14,151	1,272
Globe Life, Inc.	14,140	1,977
		5,706
Interactive Media & Services – 7.9%
Alphabet, Inc., Class A	53,897	16,870
Match Group, Inc.	22,960	741
Meta Platforms, Inc., Class A	13,850	9,142
		26,753
IT Services – 0.7%
Accenture PLC, Class A	6,061	1,626
NORTHERN FUNDS QUARTERLY REPORT  70 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
IT Services – 0.7%continued
Cognizant Technology Solutions Corp., Class A	9,755	$810
International Business Machines Corp.	373	110
		2,546
Life Sciences Tools & Services – 0.3%
Medpace Holdings, Inc.*	1,836	1,031
Machinery – 2.1%
Allison Transmission Holdings, Inc.	9,639	943
Caterpillar, Inc.	6,109	3,500
Donaldson Co., Inc.	2,455	218
Illinois Tool Works, Inc.	10,090	2,485
		7,146
Media – 0.7%
Fox Corp., Class A	32,460	2,372
Metals & Mining – 0.8%
Newmont Corp.	28,224	2,818
Multi-Utilities – 0.5%
Consolidated Edison, Inc.	7,140	709
Public Service Enterprise Group, Inc.	10,726	862
		1,571
Oil, Gas & Consumable Fuels – 2.4%
Antero Midstream Corp.	5,956	106
Antero Resources Corp.*	399	14
APA Corp.	92,188	2,255
EOG Resources, Inc.	12,656	1,329
Exxon Mobil Corp.	7,775	936
Marathon Petroleum Corp.	5,946	967
Ovintiv, Inc.	40,200	1,575
Valero Energy Corp.	6,346	1,033
		8,215
Pharmaceuticals – 4.0%
Bristol-Myers Squibb Co.	13,946	752
Eli Lilly & Co.	2,556	2,747
Johnson & Johnson	23,355	4,833
Merck & Co., Inc.	24,527	2,582
Pfizer, Inc.	110,323	2,747
		13,661
Professional Services – 1.2%
Automatic Data Processing, Inc.	7,465	1,920
Genpact Ltd.	9,013	422
Leidos Holdings, Inc.	9,561	1,725
		4,067
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Real Estate Management & Development – 0.9%
CBRE Group, Inc., Class A*	13,900	$2,235
Jones Lang LaSalle, Inc.*	2,120	713
		2,948
Retail Real Estate Investment Trusts – 0.5%
Simon Property Group, Inc.	9,040	1,673
Semiconductors & Semiconductor Equipment – 14.1%
Advanced Micro Devices, Inc.*	2,754	590
Applied Materials, Inc.	1,975	507
Broadcom, Inc.	33,125	11,465
KLA Corp.	2,040	2,479
Lam Research Corp.	6,066	1,038
Micron Technology, Inc.	2,043	583
NVIDIA Corp.	152,970	28,529
QUALCOMM, Inc.	14,915	2,551
		47,742
Software – 9.5%
Adobe, Inc.*	8,615	3,015
AppLovin Corp., Class A*	1,502	1,012
Dropbox, Inc., Class A*	13,298	370
Fortinet, Inc.*	3,577	284
Gen Digital, Inc.	8,538	232
Intuit, Inc.	3,954	2,619
Microsoft Corp.	47,427	22,937
Oracle Corp.	3,297	642
Palantir Technologies, Inc., Class A*	3,666	652
Pegasystems, Inc.	9,246	552
		32,315
Specialty Retail – 0.9%
Best Buy Co., Inc.	3,826	256
Home Depot (The), Inc.	5,875	2,022
Ulta Beauty, Inc.*	712	431
Williams-Sonoma, Inc.	1,149	205
		2,914
Technology Hardware, Storage & Peripherals – 8.0%
Apple, Inc.	93,332	25,373
Western Digital Corp.	9,219	1,588
		26,961
Textiles, Apparel & Luxury Goods – 0.8%
Deckers Outdoor Corp.*	3,977	412
Ralph Lauren Corp.	1,407	498
Tapestry, Inc.	14,204	1,815
		2,725
EQUITY FUNDS 71 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%continued
Tobacco – 1.3%
Altria Group, Inc.	45,854	$2,644
Philip Morris International, Inc.	11,343	1,819
		4,463
Trading Companies & Distributors – 0.0%
Ferguson Enterprises, Inc.	770	171
Wireless Telecommunication Services – 0.1%
Millicom International Cellular S.A.	7,992	443
Total Common Stocks
(Cost $175,694)		337,531

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(1) (2)	973,494	973
Total Investment Companies
(Cost $973)		973

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.70%, 5/7/26(3) (4)	$93	$92
Total Short-Term Investments
(Cost $92)		92

Total Investments – 100.0%
(Cost $176,759)		338,596
Other Assets less Liabilities – 0.0%		81
NET ASSETS – 100.0%		$338,677

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	3	$1,034	Long	3/26	$2
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$337,531	$—	$—	$337,531
Investment Companies	973	—	—	973
Short-Term Investments	—	92	—	92
Total Investments	$338,504	$92	$—	$338,596
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  72 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued	December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$3,426	$3,426	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,105	24,606	26,738	86	973	973,494
Total	$3,105	$28,032	$30,164	$86	$973	973,494

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
EQUITY FUNDS 73 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

LARGE CAP VALUE FUND	December 31, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.5%
General Dynamics Corp.	2,418	$814
RTX Corp.	1,139	209
		1,023
Air Freight & Logistics – 0.9%
United Parcel Service, Inc., Class B	6,156	611
Banks – 9.2%
Bank of America Corp.	21,519	1,184
Citigroup, Inc.	9,786	1,142
First Hawaiian, Inc.	8,950	226
JPMorgan Chase & Co.	8,268	2,664
PNC Financial Services Group (The), Inc.	531	111
Truist Financial Corp.	1,992	98
U.S. Bancorp	2,256	120
Wells Fargo & Co.	7,323	683
		6,228
Beverages – 1.4%
Boston Beer (The) Co., Inc., Class A*	582	113
Brown-Forman Corp., Class B†	11,725	306
Constellation Brands, Inc., Class A	2,739	378
Molson Coors Beverage Co., Class B	2,514	117
		914
Biotechnology – 2.1%
Gilead Sciences, Inc.	7,064	867
Halozyme Therapeutics, Inc.*	2,779	187
United Therapeutics Corp.*	762	371
		1,425
Broadline Retail – 2.6%
Amazon.com, Inc.*	4,369	1,009
Dillard's, Inc., Class A†	534	324
eBay, Inc.	5,009	436
		1,769
Building Products – 2.2%
A.O. Smith Corp.	4,544	304
Carlisle Cos., Inc.	1,152	368
Johnson Controls International PLC	6,718	805
		1,477
Capital Markets – 4.3%
Bank of New York Mellon (The) Corp.	7,213	838
Charles Schwab (The) Corp.	2,729	273
Goldman Sachs Group (The), Inc.	818	719
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Capital Markets – 4.3%continued
Janus Henderson Group PLC	2,086	$99
Morgan Stanley	5,533	982
		2,911
Chemicals – 0.9%
CF Industries Holdings, Inc.	4,412	341
DuPont de Nemours, Inc.	6,187	249
		590
Communications Equipment – 2.4%
Cisco Systems, Inc.	17,174	1,323
F5, Inc.*	1,143	292
		1,615
Construction & Engineering – 0.5%
Valmont Industries, Inc.	876	352
Consumer Finance – 0.8%
Ally Financial, Inc.	223	10
SLM Corp.	9,238	250
Synchrony Financial	3,654	305
		565
Consumer Staples Distribution & Retail – 1.9%
Dollar Tree, Inc.*	3,637	447
Kroger (The) Co.	3,737	234
Target Corp.	2,486	243
U.S. Foods Holding Corp.*	2,760	208
Walmart, Inc.	1,196	133
		1,265
Diversified Consumer Services – 0.4%
Grand Canyon Education, Inc.*	1,638	272
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	4,533	113
Verizon Communications, Inc.	22,471	915
		1,028
Electric Utilities – 2.4%
Duke Energy Corp.	4,298	504
Evergy, Inc.	4,545	329
Exelon Corp.	9,185	400
OGE Energy Corp.	3,459	148
PPL Corp.	6,078	213
		1,594
NORTHERN FUNDS QUARTERLY REPORT  74 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Electrical Equipment – 1.7%
Emerson Electric Co.	5,623	$746
Hubbell, Inc.	853	379
		1,125
Electronic Equipment, Instruments & Components – 0.5%
Flex Ltd.*	4,718	285
Teledyne Technologies, Inc.*	33	17
Vontier Corp.	1,696	63
		365
Entertainment – 1.0%
Electronic Arts, Inc.	2,785	569
Walt Disney (The) Co.	952	108
		677
Financial Services – 4.6%
Berkshire Hathaway, Inc., Class B*	3,457	1,738
Fidelity National Information Services, Inc.	6,223	413
MGIC Investment Corp.	11,602	339
PayPal Holdings, Inc.	10,596	619
		3,109
Food Products – 2.7%
Archer-Daniels-Midland Co.	3,277	189
Campbell's (The) Co.†	10,668	297
General Mills, Inc.	7,810	363
J.M. Smucker (The) Co.	1,749	171
Kraft Heinz (The) Co.	8,205	199
Lamb Weston Holdings, Inc.	5,972	250
Pilgrim's Pride Corp.	8,477	331
		1,800
Gas Utilities – 1.0%
MDU Resources Group, Inc.	15,842	309
UGI Corp.	9,455	354
		663
Ground Transportation – 0.9%
JB Hunt Transport Services, Inc.	2,157	419
Landstar System, Inc.	1,376	198
		617
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	1,976	248
Medtronic PLC	6,967	669
ResMed, Inc.	1,540	371
STERIS PLC	1,448	367
		1,655
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Providers & Services – 1.1%
Cigna Group (The)	1,514	$417
UnitedHealth Group, Inc.	1,037	342
		759
Hotel & Resort Real Estate Investment Trusts – 0.5%
Host Hotels & Resorts, Inc.	20,485	363
Hotels, Restaurants & Leisure – 0.5%
Boyd Gaming Corp.	1,934	165
Vail Resorts, Inc.	1,152	153
		318
Household Durables – 0.9%
Garmin Ltd.	746	151
NVR, Inc.*	51	372
PulteGroup, Inc.	979	115
		638
Household Products – 0.4%
Procter & Gamble (The) Co.	2,012	288
Reynolds Consumer Products, Inc.	487	11
		299
Independent Power & Renewable Electricity Producers – 0.5%
AES (The) Corp.	24,535	352
Insurance – 4.1%
Aflac, Inc.	5,397	595
American International Group, Inc.	6,383	546
Assured Guaranty Ltd.	3,399	305
Brighthouse Financial, Inc.*	3,100	201
Loews Corp.	2,184	230
MetLife, Inc.	6,112	483
Prudential Financial, Inc.	3,854	435
		2,795
Interactive Media & Services – 3.9%
Alphabet, Inc., Class A	7,757	2,428
Meta Platforms, Inc., Class A	328	216
		2,644
IT Services – 2.0%
Accenture PLC, Class A	1,125	302
Cognizant Technology Solutions Corp., Class A	4,649	386
International Business Machines Corp.	2,289	678
		1,366
Leisure Products – 0.0%
Mattel, Inc.*	175	3
EQUITY FUNDS 75 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Life Sciences Tools & Services – 1.0%
Danaher Corp.	1,238	$283
IQVIA Holdings, Inc.*	84	19
QIAGEN N.V.	3,925	177
Thermo Fisher Scientific, Inc.	286	166
		645
Machinery – 2.9%
Allison Transmission Holdings, Inc.	3,345	327
Donaldson Co., Inc.	3,970	352
Dover Corp.	969	189
Graco, Inc.	837	69
Mueller Industries, Inc.	3,258	374
Snap-on, Inc.	954	329
Toro (The) Co.	3,924	309
		1,949
Media – 2.1%
Comcast Corp., Class A	5,747	172
Fox Corp., Class A	5,610	410
New York Times (The) Co., Class A	5,320	369
Nexstar Media Group, Inc.	1,789	363
Omnicom Group, Inc.	1,235	100
		1,414
Metals & Mining – 2.4%
Alcoa Corp.	9,376	498
Newmont Corp.	10,127	1,011
Reliance, Inc.	332	96
		1,605
Multi-Utilities – 1.1%
Consolidated Edison, Inc.	3,923	390
Public Service Enterprise Group, Inc.	4,221	339
		729
Office Real Estate Investment Trusts – 0.4%
Kilroy Realty Corp.	8,030	300
Oil, Gas & Consumable Fuels – 4.7%
Antero Resources Corp.*	8,752	302
APA Corp.	13,059	319
Devon Energy Corp.	10,348	379
EOG Resources, Inc.	6,000	630
Exxon Mobil Corp.	8,264	995
Valero Energy Corp.	3,458	563
		3,188
Pharmaceuticals – 5.4%
Bristol-Myers Squibb Co.	10,852	586
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Pharmaceuticals – 5.4%continued
Jazz Pharmaceuticals PLC*	1,924	$327
Johnson & Johnson	6,360	1,316
Merck & Co., Inc.	4,919	518
Pfizer, Inc.	36,437	907
		3,654
Professional Services – 2.2%
Equifax, Inc.	231	50
ExlService Holdings, Inc.*	8,148	346
Genpact Ltd.	6,957	326
Jacobs Solutions, Inc.	1,413	187
Leidos Holdings, Inc.	1,981	357
Science Applications International Corp.	58	6
SS&C Technologies Holdings, Inc.	2,270	198
		1,470
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.*	1,122	377
Residential Real Estate Investment Trusts – 1.1%
AvalonBay Communities, Inc.	2,097	380
Equity Residential	6,170	389
		769
Retail Real Estate Investment Trusts – 0.5%
Brixmor Property Group, Inc.	12,434	326
Semiconductors & Semiconductor Equipment – 4.0%
Analog Devices, Inc.	1,806	490
Applied Materials, Inc.	3,343	859
Cirrus Logic, Inc.*	673	80
Micron Technology, Inc.	909	259
QUALCOMM, Inc.	5,799	992
Texas Instruments, Inc.	180	31
		2,711
Software – 1.9%
Adobe, Inc.*	1,010	353
Bentley Systems, Inc., Class B	2,174	83
Intuit, Inc.	495	328
Microsoft Corp.	330	160
PTC, Inc.*	1,969	343
Roper Technologies, Inc.	95	42
		1,309
Specialized Real Estate Investment Trusts – 0.3%
Rayonier, Inc.	8,136	176
NORTHERN FUNDS QUARTERLY REPORT  76 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Specialty Retail – 1.3%
Best Buy Co., Inc.	4,703	$315
Ross Stores, Inc.	760	137
Ulta Beauty, Inc.*	713	431
		883
Technology Hardware, Storage & Peripherals – 1.0%
Western Digital Corp.	3,847	663
Textiles, Apparel & Luxury Goods – 1.7%
Deckers Outdoor Corp.*	2,871	298
NIKE, Inc., Class B	7,474	476
Ralph Lauren Corp.	1,043	369
		1,143
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc., Class A	622	52
Wireless Telecommunication Services – 0.5%
Millicom International Cellular S.A.	6,286	348
Total Common Stocks
(Cost $51,422)		66,898

INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(1) (2) (3)	687,651	688
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(1) (2)	586,757	587
Total Investment Companies
(Cost $1,275)		1,275

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.62%, 5/7/26(4) (5)	$50	$49
Total Short-Term Investments
(Cost $49)		49

Total Investments – 101.0%
(Cost $52,746)		68,222
Liabilities less Other Assets – (1.0%)		(658)
NET ASSETS – 100.0%		$67,564

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2025 is disclosed.
(3)	Investment of cash collateral received from securities lending activities.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	18	$620	Long	3/26	$(4)
EQUITY FUNDS 77 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$66,898	$—	$—	$66,898
Investment Companies	1,275	—	—	1,275
Short-Term Investments	—	49	—	49
Total Investments	$68,173	$49	$—	$68,222
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(4)	$—	$—	$(4)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,336	$4,648	$1 (1)	$688	687,651
Northern Institutional Funds - U.S. Government Portfolio (Shares)	502	4,512	4,427	19	587	586,757
Total	$502	$9,848	$9,075	$20	$1,275	1,274,408

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  78 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.8%
Aerospace & Defense – 3.5%
AeroVironment, Inc.*	19,708	$4,767
ATI, Inc.*	84,983	9,753
BWX Technologies, Inc.	57,175	9,882
Carpenter Technology Corp.	31,154	9,808
Curtiss-Wright Corp.	23,046	12,704
Hexcel Corp.	49,876	3,686
Kratos Defense & Security Solutions, Inc.*	104,856	7,960
Woodward, Inc.	37,489	11,334
		69,894
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	71,949	3,787
Automobile Components – 1.1%
Autoliv, Inc.	43,822	5,202
BorgWarner, Inc.	132,702	5,980
Gentex Corp.	137,759	3,206
Goodyear Tire & Rubber (The) Co.*	175,389	1,536
Lear Corp.	32,079	3,676
Visteon Corp.	16,753	1,593
		21,193
Automobiles – 0.2%
Harley-Davidson, Inc.	72,244	1,480
Thor Industries, Inc.	33,108	3,399
		4,879
Banks – 6.5%
Associated Banc-Corp	100,910	2,600
Bank OZK	65,390	3,009
Cadence Bank	116,833	5,005
Columbia Banking System, Inc.	185,453	5,183
Comerica, Inc.	79,986	6,953
Commerce Bancshares, Inc.	81,186	4,249
Cullen/Frost Bankers, Inc.	40,099	5,078
East West Bancorp, Inc.	86,043	9,670
First Financial Bankshares, Inc.	80,965	2,418
First Horizon Corp.	308,261	7,368
Flagstar Bank N.A.	184,469	2,323
FNB Corp.	225,006	3,848
Glacier Bancorp, Inc.	79,526	3,503
Hancock Whitney Corp.	52,587	3,349
Home BancShares, Inc.	115,007	3,195
International Bancshares Corp.	34,139	2,268
Old National Bancorp	215,522	4,808
Pinnacle Financial Partners, Inc.	48,258	4,604
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Banks – 6.5%continued
Prosperity Bancshares, Inc.	59,645	$4,122
SouthState Corp.	62,357	5,868
Synovus Financial Corp.	87,120	4,360
Texas Capital Bancshares, Inc.*	28,140	2,548
UMB Financial Corp.	44,262	5,092
United Bankshares, Inc.	86,580	3,325
Valley National Bancorp	296,472	3,463
Webster Financial Corp.	101,031	6,359
Western Alliance Bancorp	64,007	5,381
Wintrust Financial Corp.	41,967	5,868
Zions Bancorp N.A.	92,556	5,418
		131,235
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	4,647	907
Celsius Holdings, Inc.*	98,950	4,526
Coca-Cola Consolidated, Inc.	35,083	5,378
		10,811
Biotechnology – 2.6%
BioMarin Pharmaceutical, Inc.*	119,196	7,084
Cytokinetics, Inc.*	75,744	4,813
Exelixis, Inc.*	167,881	7,358
Halozyme Therapeutics, Inc.*	73,638	4,956
Neurocrine Biosciences, Inc.*	62,365	8,845
Roivant Sciences Ltd.*	271,869	5,900
United Therapeutics Corp.*	26,905	13,109
		52,065
Broadline Retail – 0.4%
Macy's, Inc.	166,105	3,662
Ollie's Bargain Outlet Holdings, Inc.*	38,498	4,220
		7,882
Building Products – 1.9%
AAON, Inc.†	41,806	3,188
Advanced Drainage Systems, Inc.	44,565	6,454
Carlisle Cos., Inc.†	26,080	8,342
Fortune Brands Innovations, Inc.	74,317	3,717
Owens Corning	51,508	5,764
Simpson Manufacturing Co., Inc.	26,026	4,203
Trex Co., Inc.*	66,059	2,317
UFP Industries, Inc.	35,998	3,278
		37,263
Capital Markets – 3.0%
Affiliated Managers Group, Inc.	17,647	5,087
EQUITY FUNDS 79 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Capital Markets – 3.0%continued
Carlyle Group (The), Inc.	161,267	$9,533
Evercore, Inc., Class A	24,025	8,175
Federated Hermes, Inc.	46,652	2,429
Hamilton Lane, Inc., Class A	25,265	3,393
Houlihan Lokey, Inc.	33,912	5,907
Janus Henderson Group PLC	77,716	3,697
Jefferies Financial Group, Inc.	103,377	6,406
Morningstar, Inc.	14,729	3,201
SEI Investments Co.	58,378	4,788
Stifel Financial Corp.	63,722	7,979
		60,595
Chemicals – 1.3%
Ashland, Inc.	28,035	1,645
Avient Corp.	56,220	1,756
Axalta Coating Systems Ltd.*	133,030	4,298
Cabot Corp.	33,613	2,228
NewMarket Corp.	4,905	3,371
Olin Corp.	72,216	1,504
RPM International, Inc.	80,221	8,343
Scotts Miracle-Gro (The) Co.	27,206	1,588
Westlake Corp.†	20,421	1,510
		26,243
Commercial Services & Supplies – 1.6%
Brink's (The) Co.	26,154	3,053
Clean Harbors, Inc.*	31,439	7,372
MSA Safety, Inc.	22,757	3,644
RB Global, Inc.	115,942	11,927
Tetra Tech, Inc.	163,865	5,496
		31,492
Communications Equipment – 1.8%
Ciena Corp.*	88,087	20,601
Lumentum Holdings, Inc.*	44,109	16,258
		36,859
Construction & Engineering – 2.3%
AECOM	82,881	7,901
API Group Corp.*	230,980	8,837
Dycom Industries, Inc.*	17,965	6,070
Fluor Corp.*	99,791	3,955
MasTec, Inc.*	38,379	8,343
Sterling Infrastructure, Inc.*	19,058	5,836
Valmont Industries, Inc.	12,355	4,971
		45,913
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Construction Materials – 0.3%
Eagle Materials, Inc.	20,126	$4,160
Knife River Corp.*	35,722	2,513
		6,673
Consumer Finance – 0.8%
Ally Financial, Inc.	175,453	7,946
FirstCash Holdings, Inc.	24,399	3,889
SLM Corp.	127,708	3,456
		15,291
Consumer Staples Distribution & Retail – 2.7%
Albertsons Cos., Inc., Class A	244,863	4,204
BJ's Wholesale Club Holdings, Inc.*	82,465	7,424
Casey's General Stores, Inc.	23,235	12,842
Maplebear, Inc.*	113,917	5,124
Performance Food Group Co.* †	98,086	8,820
Sprouts Farmers Market, Inc.*	61,086	4,867
U.S. Foods Holding Corp.*	138,604	10,440
		53,721
Containers & Packaging – 1.0%
AptarGroup, Inc.†	41,156	5,019
Crown Holdings, Inc.	70,791	7,289
Graphic Packaging Holding Co.	182,046	2,742
Greif, Inc., Class A	16,648	1,127
Silgan Holdings, Inc.†	53,940	2,178
Sonoco Products Co.	60,884	2,657
		21,012
Diversified Consumer Services – 1.0%
Duolingo, Inc.*	24,787	4,350
Graham Holdings Co., Class B	2,146	2,358
Grand Canyon Education, Inc.*	17,409	2,895
H&R Block, Inc.	79,512	3,465
Service Corp. International	87,782	6,844
		19,912
Diversified Real Estate Investment Trusts – 0.4%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	136,167	8,764
		8,764
Diversified Telecommunication Services – 0.3%
Frontier Communications Parent, Inc.*	155,291	5,912
Electric Utilities – 0.8%
IDACORP, Inc.	33,925	4,294
OGE Energy Corp.	126,301	5,393
NORTHERN FUNDS QUARTERLY REPORT  80 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Electric Utilities – 0.8%continued
Portland General Electric Co.	69,516	$3,336
TXNM Energy, Inc. (New York Stock Exchange)	60,606	3,568
		16,591
Electrical Equipment – 1.9%
Acuity, Inc.	19,046	6,857
EnerSys	23,219	3,408
Nextpower, Inc., Class A*	92,282	8,039
nVent Electric PLC	100,896	10,288
Regal Rexnord Corp.	41,184	5,779
Sensata Technologies Holding PLC	89,940	2,994
		37,365
Electronic Equipment, Instruments & Components – 3.7%
Arrow Electronics, Inc.* †	32,382	3,568
Avnet, Inc.	51,321	2,467
Belden, Inc.	24,751	2,885
Cognex Corp.	105,308	3,789
Coherent Corp.*	97,809	18,053
Crane NXT Co.†	31,409	1,478
Fabrinet*	22,404	10,200
Flex Ltd.*	231,014	13,958
IPG Photonics Corp.*	15,425	1,104
Littelfuse, Inc.	15,644	3,957
Novanta, Inc.*	22,057	2,624
TD SYNNEX Corp.	47,419	7,124
Vontier Corp.	90,420	3,362
		74,569
Energy Equipment & Services – 1.0%
NOV, Inc.	229,373	3,585
TechnipFMC PLC	251,519	11,208
Valaris Ltd.*	39,742	2,003
Weatherford International PLC	44,327	3,469
		20,265
Entertainment – 0.1%
Warner Music Group Corp., Class A	89,995	2,760
Financial Services – 1.7%
Corebridge Financial, Inc.	165,733	5,000
Equitable Holdings, Inc.	179,265	8,542
Essent Group Ltd.	60,729	3,948
Euronet Worldwide, Inc.*	23,986	1,825
MGIC Investment Corp.	140,528	4,106
Shift4 Payments, Inc., Class A* †	41,667	2,624
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Financial Services – 1.7%continued
Voya Financial, Inc.	58,932	$4,390
WEX, Inc.*	21,309	3,175
		33,610
Food Products – 0.8%
Darling Ingredients, Inc.*	99,481	3,581
Flowers Foods, Inc.	129,112	1,405
Ingredion, Inc.	39,877	4,397
Marzetti (The) Co.	12,506	2,056
Pilgrim's Pride Corp.	25,949	1,012
Post Holdings, Inc.*	29,812	2,953
		15,404
Gas Utilities – 1.1%
National Fuel Gas Co.	56,709	4,540
New Jersey Resources Corp.	61,979	2,858
ONE Gas, Inc.	37,020	2,860
Southwest Gas Holdings, Inc.	39,722	3,179
Spire, Inc.	36,441	3,014
UGI Corp.	134,786	5,045
		21,496
Ground Transportation – 1.5%
Avis Budget Group, Inc.* †	10,760	1,380
Knight-Swift Transportation Holdings, Inc.	101,775	5,321
Landstar System, Inc.	21,446	3,082
Ryder System, Inc.	25,331	4,848
Saia, Inc.*	16,568	5,410
XPO, Inc.*	73,388	9,974
		30,015
Health Care Equipment & Supplies – 1.4%
DENTSPLY SIRONA, Inc.	121,942	1,394
Envista Holdings Corp.*	101,142	2,196
Globus Medical, Inc., Class A*	69,810	6,095
Haemonetics Corp.*	28,814	2,309
Lantheus Holdings, Inc.*	40,882	2,721
LivaNova PLC*	33,585	2,066
Masimo Corp.*	28,242	3,673
Penumbra, Inc.*	24,514	7,622
		28,076
Health Care Providers & Services – 2.0%
Chemed Corp.	8,901	3,808
Encompass Health Corp.†	63,009	6,688
Ensign Group (The), Inc.	35,710	6,221
HealthEquity, Inc.*	53,402	4,892
EQUITY FUNDS 81 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Health Care Providers & Services – 2.0%continued
Hims & Hers Health, Inc.* †	129,058	$4,190
Option Care Health, Inc.*	99,877	3,182
Tenet Healthcare Corp.*	54,946	10,919
		39,900
Health Care Real Estate Investment Trusts – 0.7%
Healthcare Realty Trust, Inc.	217,464	3,686
Omega Healthcare Investors, Inc.	184,650	8,188
Sabra Health Care REIT, Inc.	153,868	2,914
		14,788
Health Care Technology – 0.2%
Doximity, Inc., Class A*	84,962	3,762
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.†	122,109	1,277
Hotels, Restaurants & Leisure – 2.5%
Aramark	164,677	6,070
Boyd Gaming Corp.	36,396	3,102
Cava Group, Inc.*	61,620	3,616
Choice Hotels International, Inc.†	12,565	1,197
Churchill Downs, Inc.	41,043	4,670
Hilton Grand Vacations, Inc.*	36,662	1,641
Hyatt Hotels Corp., Class A†	26,257	4,209
Planet Fitness, Inc., Class A*	52,011	5,642
Texas Roadhouse, Inc.	41,421	6,876
Travel + Leisure Co.	40,529	2,858
Vail Resorts, Inc.	22,226	2,952
Wingstop, Inc.	17,446	4,161
Wyndham Hotels & Resorts, Inc.	47,488	3,588
		50,582
Household Durables – 1.8%
KB Home	40,849	2,304
Somnigroup International, Inc.	131,201	11,713
Taylor Morrison Home Corp.*	61,420	3,616
Toll Brothers, Inc.	60,308	8,155
TopBuild Corp.*	17,472	7,289
Whirlpool Corp.†	34,610	2,497
		35,574
Independent Power & Renewable Electricity Producers – 0.7%
Ormat Technologies, Inc.	38,166	4,216
Talen Energy Corp.*	28,405	10,648
		14,864
Industrial Real Estate Investment Trusts – 1.0%
EastGroup Properties, Inc.	33,039	5,886
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Industrial Real Estate Investment Trusts – 1.0%continued
First Industrial Realty Trust, Inc.	83,079	$4,758
Rexford Industrial Realty, Inc.	144,092	5,579
STAG Industrial, Inc.	115,624	4,250
		20,473
Insurance – 4.0%
American Financial Group, Inc.	42,939	5,869
Brighthouse Financial, Inc.* †	36,104	2,339
CNO Financial Group, Inc.	60,151	2,555
F&G Annuities & Life, Inc.	9,647	298
Fidelity National Financial, Inc.	159,422	8,703
First American Financial Corp.	64,001	3,932
Hanover Insurance Group (The), Inc.	22,349	4,085
Kemper Corp.	37,237	1,510
Kinsale Capital Group, Inc.	13,855	5,419
Old Republic International Corp.	142,599	6,508
Primerica, Inc.†	20,015	5,171
Reinsurance Group of America, Inc.	41,119	8,366
RenaissanceRe Holdings Ltd.	28,858	8,114
RLI Corp.	56,799	3,634
Ryan Specialty Holdings, Inc.†	70,086	3,618
Selective Insurance Group, Inc.	37,302	3,121
Unum Group	96,367	7,468
		80,710
Interactive Media & Services – 0.6%
Pinterest, Inc., Class A*	370,320	9,587
ZoomInfo Technologies, Inc.*	167,936	1,708
		11,295
IT Services – 1.4%
ASGN, Inc.*	25,993	1,252
Kyndryl Holdings, Inc.*	141,369	3,755
Okta, Inc.*	104,697	9,053
Twilio, Inc., Class A*	94,744	13,476
		27,536
Leisure Products – 0.6%
Brunswick Corp.	40,954	3,040
Mattel, Inc.*	195,238	3,874
Polaris, Inc.	33,754	2,135
YETI Holdings, Inc.*	47,812	2,112
		11,161
Life Sciences Tools & Services – 2.0%
Avantor, Inc.* †	422,407	4,841
Bio-Rad Laboratories, Inc., Class A*	11,236	3,404
NORTHERN FUNDS QUARTERLY REPORT  82 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Life Sciences Tools & Services – 2.0%continued
Bruker Corp.	68,539	$3,229
Illumina, Inc.*	95,494	12,525
Medpace Holdings, Inc.*	13,928	7,823
Repligen Corp.*	33,180	5,437
Sotera Health Co.*	127,572	2,250
		39,509
Machinery – 5.5%
AGCO Corp.	38,898	4,058
Chart Industries, Inc.*	27,500	5,671
CNH Industrial N.V.	548,616	5,058
Crane Co.	30,684	5,659
Donaldson Co., Inc.	72,547	6,432
Esab Corp.	35,843	4,004
Flowserve Corp.	79,679	5,528
Graco, Inc.	103,730	8,503
ITT, Inc.	52,975	9,192
Lincoln Electric Holdings, Inc.	34,430	8,251
Middleby (The) Corp.*	29,096	4,326
Mueller Industries, Inc.	69,036	7,925
Oshkosh Corp.	39,671	4,984
RBC Bearings, Inc.*	19,693	8,831
SPX Technologies, Inc.*	30,933	6,189
Terex Corp.	41,466	2,213
Timken (The) Co.	39,870	3,354
Toro (The) Co.	61,427	4,836
Watts Water Technologies, Inc., Class A	17,195	4,746
		109,760
Marine Transportation – 0.2%
Kirby Corp.*	34,067	3,754
Media – 1.0%
EchoStar Corp., Class A*	84,217	9,154
New York Times (The) Co., Class A	101,179	7,024
Nexstar Media Group, Inc.	17,624	3,579
		19,757
Metals & Mining – 2.5%
Alcoa Corp.	160,810	8,546
Cleveland-Cliffs, Inc.*	352,868	4,686
Commercial Metals Co.	69,608	4,818
Hecla Mining Co.	416,205	7,987
MP Materials Corp.* †	83,415	4,214
Reliance, Inc.	32,701	9,446
Royal Gold, Inc.	50,443	11,213
		50,910
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Mortgage Real Estate Investment Trusts – 0.7%
Annaly Capital Management, Inc.	424,489	$9,492
Starwood Property Trust, Inc.	215,389	3,879
		13,371
Multi-Utilities – 0.3%
Black Hills Corp.	46,630	3,237
Northwestern Energy Group, Inc.	37,876	2,445
		5,682
Office Real Estate Investment Trusts – 0.5%
COPT Defense Properties	69,401	1,929
Cousins Properties, Inc.	103,690	2,673
Kilroy Realty Corp.	67,209	2,512
Vornado Realty Trust	99,710	3,318
		10,432
Oil, Gas & Consumable Fuels – 2.9%
Antero Midstream Corp.	209,561	3,728
Antero Resources Corp.*	181,815	6,265
Chord Energy Corp.	35,126	3,256
Civitas Resources, Inc.	46,744	1,266
CNX Resources Corp.*	84,864	3,121
DT Midstream, Inc.	63,644	7,617
HF Sinclair Corp.	96,852	4,463
Matador Resources Co.	72,104	3,060
Murphy Oil Corp.	84,616	2,644
Ovintiv, Inc.	157,093	6,157
PBF Energy, Inc., Class A	50,331	1,365
Permian Resources Corp.	430,747	6,043
Range Resources Corp.	148,594	5,240
Viper Energy, Inc., Class A	104,239	4,027
		58,252
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.†	39,868	3,220
Passenger Airlines – 0.5%
Alaska Air Group, Inc.*	71,742	3,608
American Airlines Group, Inc.*	413,421	6,338
		9,946
Personal Care Products – 0.3%
BellRing Brands, Inc.*	79,515	2,126
Coty, Inc., Class A*	219,836	677
elf Beauty, Inc.*	36,800	2,798
		5,601
EQUITY FUNDS 83 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc.*	311,114	$7,041
Jazz Pharmaceuticals PLC*	37,708	6,410
		13,451
Professional Services – 2.9%
Booz Allen Hamilton Holding Corp.	75,275	6,350
CACI International, Inc., Class A*	13,820	7,363
Concentrix Corp.	26,797	1,114
ExlService Holdings, Inc.*	99,664	4,230
Exponent, Inc.	30,698	2,132
FTI Consulting, Inc.*	19,045	3,254
Genpact Ltd.	99,341	4,647
KBR, Inc.	79,783	3,207
Maximus, Inc.	35,475	3,062
Parsons Corp.*	32,709	2,021
Paylocity Holding Corp.*	27,263	4,158
Science Applications International Corp.	28,993	2,919
TransUnion	120,718	10,352
UL Solutions, Inc., Class A	46,531	3,669
		58,478
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.*	29,515	9,931
Residential Real Estate Investment Trusts – 0.8%
American Homes 4 Rent, Class A	202,302	6,494
Equity LifeStyle Properties, Inc.	120,358	7,295
Independence Realty Trust, Inc.	147,070	2,571
		16,360
Retail Real Estate Investment Trusts – 0.9%
Agree Realty Corp.	71,114	5,122
Brixmor Property Group, Inc.	192,018	5,035
Kite Realty Group Trust	133,704	3,205
NNN REIT, Inc.	117,660	4,663
		18,025
Semiconductors & Semiconductor Equipment – 2.7%
Allegro MicroSystems, Inc.*	76,201	2,010
Amkor Technology, Inc.	70,341	2,777
Cirrus Logic, Inc.*	32,064	3,800
Entegris, Inc.	94,176	7,934
Lattice Semiconductor Corp.*	85,685	6,305
MACOM Technology Solutions Holdings, Inc.*	40,101	6,868
MKS, Inc.	42,070	6,723
Onto Innovation, Inc.*	30,458	4,808
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Semiconductors & Semiconductor Equipment – 2.7%continued
Rambus, Inc.*	67,434	$6,197
Silicon Laboratories, Inc.*	20,658	2,700
Synaptics, Inc.*	23,902	1,769
Universal Display Corp.	27,310	3,189
		55,080
Software – 3.7%
Appfolio, Inc., Class A*	14,255	3,316
Bentley Systems, Inc., Class B	92,108	3,515
BILL Holdings, Inc.*	55,021	3,001
Blackbaud, Inc.* †	22,388	1,418
Commvault Systems, Inc.*	27,740	3,478
Docusign, Inc.*	124,937	8,546
Dolby Laboratories, Inc., Class A	37,745	2,424
Dropbox, Inc., Class A*	107,696	2,994
Dynatrace, Inc.*	187,288	8,117
Guidewire Software, Inc.*	52,851	10,624
Manhattan Associates, Inc.*	37,740	6,541
Nutanix, Inc., Class A*	168,204	8,694
Pegasystems, Inc.†	57,656	3,443
Qualys, Inc.*	22,566	2,999
UiPath, Inc., Class A*	263,648	4,321
		73,431
Specialized Real Estate Investment Trusts – 1.4%
CubeSmart	141,333	5,095
EPR Properties	46,908	2,341
Gaming and Leisure Properties, Inc.	175,767	7,855
Lamar Advertising Co., Class A	54,390	6,885
National Storage Affiliates Trust	43,082	1,215
PotlatchDeltic Corp.	43,590	1,734
Rayonier, Inc.	91,393	1,978
		27,103
Specialty Retail – 3.4%
Abercrombie & Fitch Co., Class A*	29,088	3,661
AutoNation, Inc.*	16,910	3,492
Bath & Body Works, Inc.	127,022	2,551
Burlington Stores, Inc.*	38,939	11,248
Chewy, Inc., Class A*	139,418	4,608
Dick's Sporting Goods, Inc.	41,072	8,131
Five Below, Inc.*	34,551	6,508
Floor & Decor Holdings, Inc., Class A*	66,693	4,061
GameStop Corp., Class A* †	255,568	5,132
Gap (The), Inc.	142,225	3,641
Lithia Motors, Inc.	15,207	5,054
NORTHERN FUNDS QUARTERLY REPORT  84 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.8%continued
Specialty Retail – 3.4%continued
Murphy U.S.A., Inc.	10,702	$4,318
Penske Automotive Group, Inc.†	11,318	1,791
RH*	9,517	1,705
Valvoline, Inc.*	80,229	2,331
		68,232
Technology Hardware, Storage & Peripherals – 0.6%
Pure Storage, Inc., Class A*	195,081	13,072
Textiles, Apparel & Luxury Goods – 0.6%
Capri Holdings Ltd.*	73,262	1,788
Columbia Sportswear Co.	15,260	841
Crocs, Inc.*	32,040	2,740
PVH Corp.	30,413	2,038
VF Corp.	206,207	3,728
		11,135
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	23,607	6,062
Core & Main, Inc., Class A*	118,339	6,150
GATX Corp.	22,435	3,805
MSC Industrial Direct Co., Inc., Class A	28,204	2,372
Watsco, Inc.	21,686	7,307
WESCO International, Inc.	30,445	7,448
		33,144
Water Utilities – 0.3%
Essential Utilities, Inc.	175,642	6,738
Total Common Stocks
(Cost $1,280,789)		1,997,843

INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(2) (3) (4)	13,876,451	13,876
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(2) (3)	7,146,184	7,146
Total Investment Companies
(Cost $21,023)		21,022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.62%, 5/7/26(5) (6)	$587	$580
Total Short-Term Investments
(Cost $580)		580

Total Investments – 100.8%
(Cost $1,302,392)		2,019,445
Liabilities less Other Assets – (0.8%)		(16,657)
NET ASSETS – 100.0%		$2,002,788

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2025 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	15	$4,988	Long	3/26	$(37)
EQUITY FUNDS 85 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,997,843	$—	$—	$1,997,843
Investment Companies	21,022	—	—	21,022
Short-Term Investments	—	580	—	580
Total Investments	$2,018,865	$580	$—	$2,019,445
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(37)	$—	$—	$(37)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$272,586	$258,710	$76 (1)	$13,876	13,876,451
Northern Institutional Funds - U.S. Government Portfolio (Shares)	21,363	189,413	203,630	398	7,146	7,146,184
Total	$21,363	$461,999	$462,340	$474	$21,022	21,022,635

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  86 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)
Australia – 5.3%
Atlas Arteria Ltd.	4,016,893	$13,082
Cleanaway Waste Management Ltd.	1,652,812	2,849
Qube Holdings Ltd.	2,963,910	9,411
Transurban Group	2,738,080	25,895
		51,237
Brazil – 1.1%
Cia Paranaense de Energia - Copel	1,153,569	2,757
Equatorial S.A.	147,235	1,032
Motiva Infraestrutura de Mobilidade S.A.	1,372,084	3,755
Rumo S.A.	1,304,400	3,484
		11,028
Canada – 3.8%
Ag Growth International, Inc.†	14,952	253
Canadian National Railway Co.	112,420	11,119
Enbridge, Inc.	98,011	4,690
Hydro One Ltd.	19,411	773
Keyera Corp.	17,061	547
Keyera Corp.	68,674	2,126
Northland Power, Inc.	56,880	740
Rockpoint Gas Storage, Inc., Class A	42,283	863
South Bow Corp.	39,286	1,080
TC Energy Corp.	250,655	13,802
		35,993
China – 2.1%
Beijing Capital International Airport Co. Ltd., Class H* †	9,302,000	3,294
China Merchants Port Holdings Co. Ltd.	1,340,000	2,602
China Tower Corp. Ltd., Class H	3,129,249	4,642
China Water Affairs Group Ltd.	280,282	187
ENN Energy Holdings Ltd.	875,800	7,777
Guangdong Investment Ltd.	333,046	290
Zhejiang Expressway Co. Ltd., Class H	1,956,000	1,801
		20,593
Denmark – 0.6%
Orsted A.S.(2) *	305,607	5,864
France – 6.7%
Aeroports de Paris S.A.	94,743	12,378
Eiffage S.A.	36,969	5,302
Engie S.A.	169,868	4,466
Getlink S.E.	756,046	13,976
Nexans S.A.	2,716	399
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
France – 6.7%continued
Veolia Environnement S.A.	38,444	$1,340
Vinci S.A.	188,244	26,435
		64,296
Germany – 1.1%
E.ON S.E.	29,965	568
Fraport A.G. Frankfurt Airport Services Worldwide*	57,288	4,687
RWE A.G.	82,598	4,395
Siemens A.G. (Registered)	1,842	517
		10,167
Hong Kong – 2.8%
CK Infrastructure Holdings Ltd.	1,156,800	8,561
CLP Holdings Ltd.	506,500	4,526
Power Assets Holdings Ltd.	1,943,820	13,768
		26,855
India – 0.2%
GMR Airports Ltd.*	1,003,476	1,165
NTPC Ltd.	301,048	1,104
		2,269
Ireland – 0.1%
Greencoat Renewables PLC†	942,386	760
Italy – 7.6%
Enav S.p.A.	260,107	1,438
Enel S.p.A.	205,377	2,140
Hera S.p.A.	2,955,856	13,946
Infrastrutture Wireless Italiane S.p.A.	751,526	6,964
Italgas S.p.A.	1,086,799	12,152
Snam S.p.A.	2,743,505	18,227
Terna - Rete Elettrica Nazionale	1,638,543	17,423
		72,290
Japan – 1.7%
Central Japan Railway Co.	65,100	1,805
Chubu Electric Power Co., Inc.	119,200	1,835
Japan Airport Terminal Co. Ltd.	210,700	5,905
Kurita Water Industries Ltd.	17,100	694
Osaka Gas Co. Ltd.	51,300	1,780
West Japan Railway Co.	199,300	3,985
		16,004
Luxembourg – 0.4%
SES S.A.	563,417	3,646
Malaysia – 0.4%
Tenaga Nasional Bhd.	1,172,100	3,966
EQUITY FUNDS 87 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Mexico – 3.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	332,422	$4,512
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	377,798	9,882
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	325,132	10,489
Promotora y Operadora de Infraestructura S.A.B. de C.V.	330,876	4,910
		29,793
Netherlands – 0.1%
Arcadis N.V.	16,093	669
New Zealand – 0.8%
Auckland International Airport Ltd.	1,535,107	7,360
Philippines – 0.3%
International Container Terminal Services, Inc.	305,180	2,926
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	715,507	2,703
Spain – 4.3%
Aena SME S.A.(2)	703,313	19,689
Cellnex Telecom S.A.*	96,720	3,111
EDP Renovaveis S.A.	36,633	517
Iberdrola S.A.	642,125	13,899
Redeia Corp. S.A.	215,080	3,834
		41,050
Switzerland – 1.6%
Flughafen Zurich A.G. (Registered)	46,994	14,890
Landis+Gyr Group A.G.*	5,257	340
		15,230
United Kingdom – 8.5%
National Grid PLC	2,718,630	41,897
Pennon Group PLC	907,686	6,438
Severn Trent PLC	346,131	13,012
SSE PLC	40,033	1,174
United Utilities Group PLC	1,197,352	19,262
		81,783
United States – 41.1%
Advanced Drainage Systems, Inc.	2,043	296
AECOM	4,175	398
Alexandria Real Estate Equities, Inc.	4,335	212
Alliant Energy Corp.	81,274	5,284
Ameren Corp.	13,915	1,390
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
United States – 41.1%continued
American Electric Power Co., Inc.	103,380	$11,921
American Tower Corp.	130,919	22,985
American Water Works Co., Inc.	13,002	1,697
Array Technologies, Inc.*	46,824	432
Atmos Energy Corp.	16,009	2,684
Black Hills Corp.	29,050	2,017
Bunge Global S.A.	10,897	971
CenterPoint Energy, Inc.	53,337	2,045
Cheniere Energy, Inc.	68,416	13,299
Clearway Energy, Inc., Class C	14,667	488
Consolidated Edison, Inc.	60,357	5,995
Constellation Energy Corp.	29,761	10,514
Crown Castle, Inc.	181,562	16,135
CSX Corp.	762,677	27,647
Dominion Energy, Inc.	155,015	9,082
DT Midstream, Inc.	65,283	7,813
DTE Energy Co.	20,801	2,683
Duke Energy Corp.	119,088	13,958
Entergy Corp.	73,794	6,821
Equinix, Inc.	6,255	4,792
Essential Utilities, Inc.	26,846	1,030
Evergy, Inc.	118,930	8,621
Eversource Energy	129,086	8,691
Exelon Corp.	318,218	13,871
Ferrovial S.E.	216,121	13,978
First Solar, Inc.*	3,086	806
H2O America	23,002	1,127
HA Sustainable Infrastructure Capital, Inc.	18,229	573
Hess Midstream L.P., Class A	69,311	2,391
Hubbell, Inc.	1,506	669
Kinder Morgan, Inc.	58,859	1,618
Kinetik Holdings, Inc.†	60,059	2,165
Kodiak Gas Services, Inc.	24,500	916
NextEra Energy, Inc.	374,823	30,091
NiSource, Inc.	29,694	1,240
Norfolk Southern Corp.	5,074	1,465
OGE Energy Corp.	28,704	1,226
ONEOK, Inc.	134,077	9,855
Ormat Technologies, Inc.	4,387	485
PG&E Corp.	613,084	9,852
PPL Corp.	42,271	1,480
Public Service Enterprise Group, Inc.	90,689	7,282
SBA Communications Corp.	50,475	9,763
NORTHERN FUNDS QUARTERLY REPORT  88 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
United States – 41.1%continued
Sempra	224,232	$19,797
Shoals Technologies Group, Inc., Class A*	44,014	374
Targa Resources Corp.	102,417	18,896
Tetra Tech, Inc.	17,795	597
UGI Corp.	73,201	2,740
Union Pacific Corp.	53,166	12,298
Venture Global, Inc., Class A†	153,344	1,046
Vistra Corp.	12,085	1,950
Waste Connections, Inc.	6,069	1,064
Waste Connections, Inc. (New York Stock Exchange)	4,678	820
Waste Management, Inc.	5,021	1,103
Williams (The) Cos., Inc.	328,765	19,762
Xcel Energy, Inc.	150,401	11,109
Xylem, Inc.	3,722	507
		392,817
Total Common Stocks
(Cost $782,126)		899,299

MASTER LIMITED PARTNERSHIPS – 2.0%
United States – 2.0%
Energy Transfer L.P.	272,823	4,499
Enterprise Products Partners L.P.	141,899	4,549
MPLX L.P.	88,125	4,703
Plains All American Pipeline L.P.	193,214	3,470
Western Midstream Partners L.P.	59,000	2,331
		19,552
Total Master Limited Partnerships
(Cost $20,610)		19,552

INVESTMENT COMPANIES – 3.6%
International Public Partnerships Ltd.	562,748	947
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(3) (4) (5)	3,223,524	3,224
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(3) (4)	28,900,659	28,901
Renewables Infrastructure Group (The) Ltd.	948,810	881
Vh Global Energy Infrastructure PLC	684,836	608
Total Investment Companies
(Cost $34,790)		34,561

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.57%, 5/7/26(6) (7)	$952	$940
Total Short-Term Investments
(Cost $940)		940

Total Investments – 99.7%
(Cost $838,466)		954,352
Other Assets less Liabilities – 0.3%		2,419
Net Assets – 100.0%		$956,771

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately
$25,553,000 or 2.7% of net assets.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2025 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
EQUITY FUNDS 89 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	31	$10,683	Long	3/26	$(63)
MSCI EAFE Index (United States Dollar)	59	8,561	Long	3/26	8
Total					$(55)
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Utilities	45.1%
Industrials	30.6
Energy	12.6
Real Estate	5.6
Communication Services	1.9
Financials	0.2
Information Technology	0.1
Consumer Staples	0.1
Short-Term Investments	3.5
Total Investments	99.7
Other Assets less Liabilities	0.3
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$35,993	$—	$—	$35,993
Mexico	29,793	—	—	29,793
United States	378,839	13,978	—	392,817
All Other Countries(1)	—	440,696	—	440,696
Total Common Stocks	444,625	454,674	—	899,299
Master Limited Partnerships	19,552	—	—	19,552
Investment Companies	32,125	2,436	—	34,561
Short-Term Investments	—	940	—	940
Total Investments	$496,302	$458,050	$—	$954,352
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8	$—	$—	$8
Liabilities
Futures Contracts	(63)	—	—	(63)
Total Other Financial Instruments	$(55)	$—	$—	$(55)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$52,619	$49,395	$103 (1)	$3,224	3,223,524
Northern Institutional Funds - U.S. Government Portfolio (Shares)	25,814	241,869	238,782	854	28,901	28,900,659
Total	$25,814	$294,488	$288,177	$957	$32,125	32,124,183

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  90 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)
Australia – 8.6%
Charter Hall Group	51,738	$841
Goodman Group	132,497	2,724
GPT Group (The)	219,132	790
National Storage REIT	173,056	315
Scentre Group	606,435	1,693
Stockland	121,940	465
		6,828
Belgium – 1.6%
Aedifica S.A.	3,750	297
Shurgard Self Storage Ltd.	21,240	729
VGP N.V.	2,267	262
		1,288
France – 2.0%
Unibail-Rodamco-Westfield*	14,550	1,581
Germany – 1.9%
TAG Immobilien A.G.	12,200	189
Vonovia S.E.	47,051	1,357
		1,546
Hong Kong – 2.4%
Hongkong Land Holdings Ltd.	66,800	464
Link REIT	120,500	537
Sun Hung Kai Properties Ltd.	34,500	418
Swire Properties Ltd.	179,800	484
		1,903
Japan – 10.6%
Comforia Residential REIT, Inc.	123	262
Industrial & Infrastructure Fund Investment Corp.	306	301
Invincible Investment Corp.	704	289
Japan Metropolitan Fund Invest	1,462	1,157
Japan Real Estate Investment Corp.	452	377
KDX Realty Investment Corp.	487	546
Mitsubishi Estate Co. Ltd.	67,400	1,642
Mitsui Fudosan Accommodations Fund, Inc.	327	281
Mitsui Fudosan Co. Ltd.	153,000	1,741
Nippon Building Fund, Inc.	820	748
Star Asia Investment Corp.	684	269
Sumitomo Realty & Development Co. Ltd.	16,800	421
United Urban Investment Corp.	310	362
		8,396
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Netherlands – 0.3%
CTP N.V.	12,000	$251
Singapore – 1.8%
CapitaLand Integrated Commercial Trust	195,013	362
CapitaLand Investment Ltd.	158,900	335
Centurion Accommodation REIT*	172,713	149
Keppel DC REIT	137,896	241
Parkway Life Real Estate Investment Trust	98,500	312
		1,399
Spain – 0.5%
Merlin Properties Socimi S.A.	25,000	364
Sweden – 0.6%
Fastighets AB Balder, Class B*	61,000	451
United Kingdom – 5.3%
Big Yellow Group PLC	31,172	438
British Land (The) Co. PLC	44,000	238
Derwent London PLC	10,142	236
Grainger PLC	251,598	615
Hammerson PLC	39,000	173
Helical PLC	43,729	112
Safestore Holdings PLC	28,000	278
Segro PLC	123,281	1,193
Shaftesbury Capital PLC	209,851	408
Tritax Big Box REIT PLC	167,046	342
UNITE Group (The) PLC	18,430	138
		4,171
United States – 61.4%
Acadia Realty Trust	41,496	852
Agree Realty Corp.	8,288	597
American Homes 4 Rent, Class A	58,813	1,888
Americold Realty Trust, Inc.	31,826	409
AvalonBay Communities, Inc.	5,447	988
BXP, Inc.	10,875	734
CBRE Group, Inc., Class A*	4,723	759
CubeSmart	21,882	789
D.R. Horton, Inc.	2,756	397
Digital Realty Trust, Inc.	22,477	3,477
DigitalBridge Group, Inc.	26,679	409
Douglas Emmett, Inc.	28,821	317
Equinix, Inc.	5,572	4,269
Equity LifeStyle Properties, Inc.	26,047	1,579
Essential Properties Realty Trust, Inc.	13,886	412
EQUITY FUNDS 91 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 61.4%continued
Essex Property Trust, Inc.	3,007	$787
Extra Space Storage, Inc.	9,791	1,275
Federal Realty Investment Trust	14,894	1,501
Healthcare Realty Trust, Inc.	102,211	1,733
Highwoods Properties, Inc.	54,220	1,400
Kimco Realty Corp.	42,979	871
Lamar Advertising Co., Class A	6,779	858
Macerich (The) Co.	36,854	680
Marriott International, Inc., Class A	2,201	683
Mid-America Apartment Communities, Inc.	12,630	1,754
NETSTREIT Corp.	47,246	833
NNN REIT, Inc.	17,837	707
Prologis, Inc.	49,487	6,318
Public Storage	4,753	1,233
Regency Centers Corp.	9,514	657
Rexford Industrial Realty, Inc.	22,731	880
Ryman Hospitality Properties, Inc.	6,392	605
Sabra Health Care REIT, Inc.	36,806	697
Simon Property Group, Inc.	9,199	1,703
Sunstone Hotel Investors, Inc.	52,289	468
Ventas, Inc.	40,217	3,112
Welltower, Inc.	10,224	1,898
		48,529
Total Common Stocks
(Cost $67,871)		76,707

INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(2) (3) (4)	437,608	438
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(2) (3)	1,936,357	1,936
Total Investment Companies
(Cost $2,374)		2,374

Total Investments – 100.0%
(Cost $70,245)		79,081
Liabilities less Other Assets – (0.0%)		(13)
Net Assets – 100.0%		$79,068

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2025 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	95.1%
Consumer Discretionary	1.4
Financials	0.5
Short-Term Investments	3.0
Total Investments	100.0
Liabilities less Other Assets	(0.0)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
United States	$48,529	$—	$—	$48,529
All Other Countries(1)	—	28,178	—	28,178
Total Common Stocks	48,529	28,178	—	76,707
Investment Companies	2,374	—	—	2,374
Total Investments	$50,903	$28,178	$—	$79,081

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  92 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$7,407	$6,969	$1 (1)	$438	437,608
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,984	32,809	33,857	80	1,936	1,936,357
Total	$2,984	$40,216	$40,826	$81	$2,374	2,373,965

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 93 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SMALL CAP CORE FUND	December 31, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7%
Aerospace & Defense – 1.5%
AAR Corp.*	4,689	$388
AeroVironment, Inc.*	2,907	703
Astronics Corp.*	6,238	338
Cadre Holdings, Inc.	3,672	150
Ducommun, Inc.*	2,690	256
Kratos Defense & Security Solutions, Inc.*	17,303	1,314
Mercury Systems, Inc.*	6,436	470
Moog, Inc., Class A	3,314	807
National Presto Industries, Inc.	821	88
Park Aerospace Corp.	3,066	65
V2X, Inc.*	2,857	156
VSE Corp.	3,075	531
		5,266
Air Freight & Logistics – 0.0%
Forward Air Corp.*	4,438	111
Automobile Components – 1.2%
Adient PLC*	11,934	229
American Axle & Manufacturing Holdings, Inc.*	8,349	53
Cooper-Standard Holdings, Inc.*	1,413	46
Dana, Inc.	16,643	395
Dorman Products, Inc.*	4,571	563
Garrett Motion, Inc.	19,186	334
Gentherm, Inc.*	5,360	195
Goodyear Tire & Rubber (The) Co.*	36,494	320
LCI Industries	4,738	575
Motorcar Parts of America, Inc.*	3,406	42
Patrick Industries, Inc.	4,374	474
Phinia, Inc.	3,731	234
Standard Motor Products, Inc.	2,839	105
Stoneridge, Inc.*	3,045	18
Strattec Security Corp.*	1,022	78
Visteon Corp.	3,241	308
XPEL, Inc.*	1,981	99
		4,068
Automobiles – 0.1%
Winnebago Industries, Inc.	5,676	230
Banks – 9.6%
1st Source Corp.	4,012	251
Amalgamated Financial Corp.	3,834	123
Ameris Bancorp	6,766	503
AmeriServ Financial, Inc.	2,282	7
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 9.6%continued
Ames National Corp.	1,114	$26
Arrow Financial Corp.	3,517	110
Associated Banc-Corp	14,546	375
Atlantic Union Bankshares Corp.	17,024	601
Axos Financial, Inc.*	8,583	740
Banc of California, Inc.	16,711	322
BancFirst Corp.	2,805	297
Bancorp (The), Inc.*	6,012	406
Bank First Corp.	2,060	251
Bank of Hawaii Corp.	4,268	292
Bank of Marin Bancorp	2,362	61
Bank of NT Butterfield & Son (The) Ltd.	5,594	279
Bank of South Carolina Corp.	4,148	65
Bank7 Corp.	5,619	230
BankFinancial Corp.	2,198	26
BankUnited, Inc.	8,205	366
Bankwell Financial Group, Inc.	4,746	217
Banner Corp.	5,394	338
Bar Harbor Bankshares	1,261	39
Bayfirst Financial Corp.	5,433	43
BCB Bancorp, Inc.	1,483	12
Blue Ridge Bankshares, Inc.	27,046	116
Burke & Herbert Financial Services Corp.	1,485	93
Business First Bancshares, Inc.	2,001	52
C&F Financial Corp.	1,023	74
Cadence Bank	22,176	950
California BanCorp	6,396	119
Camden National Corp.	2,484	108
Capital City Bank Group, Inc.	1,360	58
Capitol Federal Financial, Inc.	15,421	105
Cathay General Bancorp	9,998	484
CB Financial Services, Inc.†	263	9
Central Pacific Financial Corp.	3,209	100
CF Bankshares, Inc.	3,909	98
Chain Bridge Bancorp, Inc., Class A*	3,960	137
Chemung Financial Corp.	1,817	101
Citizens & Northern Corp.	776	16
Citizens Community Bancorp, Inc.	1,069	19
Citizens Financial Services, Inc.	195	11
City Holding Co.	2,420	288
Civista Bancshares, Inc.	487	11
CNB Financial Corp.	4,817	126
Colony Bankcorp, Inc.	920	16
NORTHERN FUNDS QUARTERLY REPORT  94 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 9.6%continued
Columbia Financial, Inc.*	3,286	$51
Community Financial System, Inc.	5,930	341
Community Trust Bancorp, Inc.	1,803	102
Community West Bancshares	4,951	111
ConnectOne Bancorp, Inc.	2,732	72
Customers Bancorp, Inc.*	3,559	260
CVB Financial Corp.	15,929	296
Dime Community Bancshares, Inc.	4,262	128
Eastern Bankshares, Inc.	21,195	391
Enterprise Financial Services Corp.	3,423	185
Equity Bancshares, Inc., Class A	2,228	100
Esquire Financial Holdings, Inc.	826	84
Farmers National Banc Corp.	7,107	95
FB Financial Corp.	4,273	238
Financial Institutions, Inc.	2,885	90
First Bancorp	5,142	261
First BanCorp	19,559	405
First Bancorp (The), Inc.	594	16
First Busey Corp.	10,781	257
First Business Financial Services, Inc.	778	42
First Commonwealth Financial Corp.	18,357	310
First Community Bankshares, Inc.	2,060	70
First Community Corp.	3,960	117
First Financial Bancorp	9,239	231
First Financial Bankshares, Inc.	18,361	548
First Financial Corp.	1,699	103
First Foundation, Inc.*	3,713	23
First Guaranty Bancshares, Inc.	537	3
First Hawaiian, Inc.	12,626	319
First Internet Bancorp	1,084	23
First Interstate BancSystem, Inc., Class A	9,182	318
First Merchants Corp.	6,634	249
First Mid Bancshares, Inc.	2,750	107
First Savings Financial Group, Inc.	7,212	230
First U.S. Bancshares, Inc.	7,551	106
First United Corp.	4,945	185
Five Star Bancorp	1,981	71
Flushing Financial Corp.	4,309	65
FS Bancorp, Inc.	1,544	64
Fulton Financial Corp.	21,475	415
German American Bancorp, Inc.	3,389	133
Glacier Bancorp, Inc.	13,696	603
Great Southern Bancorp, Inc.	1,091	67
Hancock Whitney Corp.	10,540	671
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 9.6%continued
Hanmi Financial Corp.	3,182	$86
Harleysville Financial Corp.	203	5
Hawthorn Bancshares, Inc.	688	24
HBT Financial, Inc.	2,971	77
Heritage Commerce Corp.	5,940	71
Heritage Financial Corp.	5,159	122
Hilltop Holdings, Inc.	9,645	327
Home Bancorp, Inc.	2,001	116
Home BancShares, Inc.	22,646	629
HomeTrust Bancshares, Inc.	2,450	105
Hope Bancorp, Inc.	13,110	144
Horizon Bancorp, Inc.	5,213	88
Huntington Bancshares, Inc.	10,343	179
Independent Bank Corp.	7,400	541
Independent Bank Corp.	1,981	64
International Bancshares Corp.	7,801	518
Investar Holding Corp.	7,050	188
Jeffersonville Bancorp	514	12
Kearny Financial Corp.	15,456	115
Kentucky First Federal Bancorp*	942	4
Lake Shore Bancorp, Inc.	786	12
Lakeland Financial Corp.	3,053	174
Landmark Bancorp, Inc.†	1,103	29
Magyar Bancorp, Inc.	973	17
Mechanics Bancorp, Class A	3,020	44
Mercantile Bank Corp.	3,698	178
Metrocity Bankshares, Inc.	2,476	66
Metropolitan Bank Holding Corp.	1,156	88
Mid Penn Bancorp, Inc.	671	21
MidWestOne Financial Group, Inc.	919	35
NASB Financial, Inc.	725	26
National Bank Holdings Corp., Class A	4,221	160
National Bankshares, Inc.	577	19
NB Bancorp, Inc.	4,681	93
NBT Bancorp, Inc.	6,672	277
Nicolet Bankshares, Inc.	1,900	231
Northeast Bank	1,428	148
Northeast Community Bancorp, Inc.	1,716	39
Northfield Bancorp, Inc.	10,095	115
Northrim BanCorp, Inc.	4,287	114
Northwest Bancshares, Inc.	14,955	179
Norwood Financial Corp.†	735	21
OceanFirst Financial Corp.	5,920	106
OFG Bancorp	6,753	277
EQUITY FUNDS 95 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 9.6%continued
Ohio Valley Banc Corp.	1,044	$42
Old Second Bancorp, Inc.	1,703	33
Orrstown Financial Services, Inc.	1,817	64
Park National Corp.	1,870	285
Pathfinder Bancorp, Inc.	1,003	14
Pathward Financial, Inc.	2,296	163
Patriot National Bancorp, Inc.*	87,191	159
Peoples Bancorp of North Carolina, Inc.	997	36
Peoples Bancorp, Inc.	4,131	124
Peoples Financial Corp.	201	4
Peoples Financial Services Corp.	670	33
Preferred Bank	2,430	230
Primis Financial Corp.	524	7
Provident Financial Holdings, Inc.†	1,136	18
Provident Financial Services, Inc.	15,138	299
Renasant Corp.	10,842	382
Republic Bancorp, Inc., Class A	2,027	140
S&T Bancorp, Inc.	4,580	180
Seacoast Banking Corp. of Florida	10,154	319
ServisFirst Bancshares, Inc.	8,137	584
Shore Bancshares, Inc.	5,591	99
Sierra Bancorp	641	21
Simmons First National Corp., Class A	12,054	227
SmartFinancial, Inc.	1,651	61
South Plains Financial, Inc.	1,485	58
Southern First Bancshares, Inc.*	2,852	147
Southern Missouri Bancorp, Inc.	461	27
Southside Bancshares, Inc.	3,144	96
Stellar Bancorp, Inc.	5,908	183
Stock Yards Bancorp, Inc.	3,958	257
Texas Capital Bancshares, Inc.*	5,576	505
Third Coast Bancshares, Inc.*	2,805	107
Timberland Bancorp, Inc.	1,171	42
Tompkins Financial Corp.	1,531	111
Towne Bank	8,176	273
TriCo Bancshares	3,154	149
TrustCo Bank Corp. NY	1,629	67
Trustmark Corp.	8,036	313
UMB Financial Corp.	7,652	880
Union Bankshares, Inc.	4,208	100
United Bancorp, Inc.	1,060	15
United Bankshares, Inc.	15,897	610
United Community Banks, Inc.	14,379	449
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 9.6%continued
Unity Bancorp, Inc.	1,518	$79
Univest Financial Corp.	3,472	114
Virginia National Bankshares Corp.	105	4
WaFd, Inc.	7,239	232
Washington Trust Bancorp, Inc.	2,721	80
WesBanco, Inc.	14,560	484
West BanCorp, Inc.	803	18
Westamerica BanCorp	3,852	184
Western New England Bancorp, Inc.	5,564	70
WSFS Financial Corp.	10,838	599
		33,288
Beverages – 0.3%
Boston Beer (The) Co., Inc., Class A*	1,001	195
MGP Ingredients, Inc.	2,122	52
National Beverage Corp.*	10,086	322
Vita Coco (The) Co., Inc.*	6,095	323
		892
Biotechnology – 7.9%
4D Molecular Therapeutics, Inc.*	6,122	46
Abeona Therapeutics, Inc.* †	15,510	82
ACADIA Pharmaceuticals, Inc.*	13,181	352
Achieve Life Sciences, Inc.*	25,354	126
Actuate Therapeutics, Inc.* †	13,364	82
Acumen Pharmaceuticals, Inc.*	903	2
Adaptimmune Therapeutics PLC ADR(1) *	16,891	—
ADMA Biologics, Inc.*	27,733	506
Agenus, Inc.* †	6,007	19
Agios Pharmaceuticals, Inc.*	3,307	90
Alector, Inc.*	10,687	17
Alkermes PLC*	18,220	510
Allogene Therapeutics, Inc.*	18,568	25
Altimmune, Inc.*	8,025	29
ALX Oncology Holdings, Inc.*	17,558	20
Amicus Therapeutics, Inc.*	44,824	638
AnaptysBio, Inc.*	7,366	357
Anavex Life Sciences Corp.* †	15,081	54
Anika Therapeutics, Inc.*	3,345	32
Annexon, Inc.*	4,427	22
Annovis Bio, Inc.* †	24,514	85
Apellis Pharmaceuticals, Inc.* †	11,347	285
Aravive, Inc.(2) *	8,839	—
Arbutus Biopharma Corp.*	5,236	25
Arcellx, Inc.*	6,599	430
NORTHERN FUNDS QUARTERLY REPORT  96 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 7.9%continued
Arcturus Therapeutics Holdings, Inc.* †	5,679	$35
Arcus Biosciences, Inc.*	10,659	254
Arcutis Biotherapeutics, Inc.*	12,379	359
Ardelyx, Inc.*	4,404	26
ArriVent Biopharma, Inc.* †	4,307	87
Arrowhead Pharmaceuticals, Inc.*	12,970	861
ARS Pharmaceuticals, Inc.* †	9,262	108
Assembly Biosciences, Inc.*	5,179	176
Astria Therapeutics, Inc.* †	15,451	202
Aura Biosciences, Inc.*	15,279	83
Aurinia Pharmaceuticals, Inc.*	13,810	220
Avita Medical, Inc.* †	11,221	39
Beyondspring, Inc.*	5,429	9
BioCryst Pharmaceuticals, Inc.*	20,689	161
Biomea Fusion, Inc.*	21,888	27
Boundless Bio, Inc.*	54,577	65
C4 Therapeutics, Inc.*	4,640	9
Cabaletta Bio, Inc.*	9,306	20
Capricor Therapeutics, Inc.* †	14,645	423
CareDx, Inc.*	5,282	100
Caribou Biosciences, Inc.* †	11,187	18
Cartesian Therapeutics, Inc.*	3,413	25
Catalyst Pharmaceuticals, Inc.*	23,781	555
Celcuity, Inc.*	11,522	1,149
Celldex Therapeutics, Inc.*	6,218	169
CervoMed, Inc.*	3,978	31
Cibus, Inc.(1) * †	1	—
Cidara Therapeutics, Inc.*	6,175	1,364
Climb Bio, Inc.*	10,890	44
Cogent Biosciences, Inc.*	8,772	312
Coherus Oncology, Inc.* †	10,225	15
Corbus Pharmaceuticals Holdings, Inc.*	1,777	14
CRISPR Therapeutics A.G.* †	8,173	429
Cullinan Therapeutics, Inc.*	7,460	77
CureVac N.V.*	21,317	96
Cytokinetics, Inc.*	10,679	679
CytomX Therapeutics, Inc.* †	39,765	169
Day One Biopharmaceuticals, Inc.*	4,490	42
Denali Therapeutics, Inc.*	13,678	226
Design Therapeutics, Inc.*	16,422	154
DiaMedica Therapeutics, Inc.* †	13,716	109
Dianthus Therapeutics, Inc.*	3,007	124
Disc Medicine, Inc.*	1,522	121
Dyadic International, Inc.*	11,601	11
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 7.9%continued
Dynavax Technologies Corp.*	19,588	$301
Dyne Therapeutics, Inc.*	10,659	208
Eagle Pharmaceuticals, Inc.*	2,878	2
Editas Medicine, Inc.*	5,829	12
Elicio Therapeutics, Inc.* †	10,496	84
Emergent BioSolutions, Inc.* †	6,856	85
Enanta Pharmaceuticals, Inc.*	9,791	154
Engene Holdings, Inc.*	8,938	81
Entrada Therapeutics, Inc.*	9,782	101
Foghorn Therapeutics, Inc.*	6,941	37
Fortress Biotech, Inc.* †	51,854	190
Galectin Therapeutics, Inc.* †	5,380	22
Genelux Corp.* †	25,185	110
Geron Corp.*	17,637	23
Greenwich Lifesciences, Inc.* †	4,713	99
Gyre Therapeutics, Inc.* †	6,906	49
Humacyte, Inc.* †	12,593	12
Immatics N.V.*	6,621	70
Immix Biopharma, Inc.* †	15,008	78
ImmuCell Corp.* †	2,005	12
Immunome, Inc.*	8,439	181
Inhibrx Biosciences, Inc.*	6,716	531
Inmune Bio, Inc.* †	11,549	18
Inovio Pharmaceuticals, Inc.* †	47,318	82
Ironwood Pharmaceuticals, Inc.*	28,386	96
Jasper Therapeutics, Inc.* †	3,638	7
KalVista Pharmaceuticals, Inc.* †	12,154	196
Keros Therapeutics, Inc.*	1,725	35
Kiniksa Pharmaceuticals International PLC*	6,929	286
Kodiak Sciences, Inc.*	24,579	687
Korro Bio, Inc.*	2,194	18
Krystal Biotech, Inc.*	1,897	468
Kura Oncology, Inc.*	12,044	125
Larimar Therapeutics, Inc.*	375	1
Lexeo Therapeutics, Inc.*	4,992	50
MacroGenics, Inc.*	6,690	11
MannKind Corp.*	25,984	147
MDxHealth S.A.*	57,475	205
MediciNova, Inc.* †	13,894	18
MeiraGTx Holdings PLC*	8,992	71
Mereo Biopharma Group PLC ADR(1) * †	1,007	—
Merrimack Pharmaceuticals, Inc.(2) * †	7,504	—
EQUITY FUNDS 97 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 7.9%continued
MiMedx Group, Inc.*	9,449	$64
Mineralys Therapeutics, Inc.*	6,340	230
Mirum Pharmaceuticals, Inc.*	8,894	703
Monte Rosa Therapeutics, Inc.*	8,449	132
Neurogene, Inc.* †	2,439	50
Nkarta, Inc.*	16,775	31
Novavax, Inc.* †	14,015	94
Nurix Therapeutics, Inc.*	4,063	77
Olema Pharmaceuticals, Inc.*	13,756	344
Organogenesis Holdings, Inc.*	5,778	30
ORIC Pharmaceuticals, Inc.*	14,890	122
PDL BioPharma, Inc.(2) *	24,608	11
PepGen, Inc.*	4,891	32
Perspective Therapeutics, Inc.*	6,514	18
PMV Pharmaceuticals, Inc.* †	6,605	8
Praxis Precision Medicines, Inc.*	2,703	797
Precigen, Inc.* †	63,753	266
Precision BioSciences, Inc.* †	7,395	31
Prime Medicine, Inc.* †	11,943	41
ProKidney Corp.*	5,668	13
ProQR Therapeutics N.V.* †	4,690	9
Protagonist Therapeutics, Inc.*	3,801	332
Protalix BioTherapeutics, Inc.* †	503	1
Prothena Corp. PLC*	3,817	36
PTC Therapeutics, Inc.*	7,425	564
REGENXBIO, Inc.*	10,274	148
Relay Therapeutics, Inc.*	10,642	90
Repare Therapeutics, Inc.*	77,829	202
Replimune Group, Inc.*	11,401	111
Rezolute, Inc.* †	22,558	53
Rhythm Pharmaceuticals, Inc.*	5,756	616
Sana Biotechnology, Inc.* †	36,255	148
Savara, Inc.*	5,082	31
Scholar Rock Holding Corp.*	15,042	663
Sera Prognostics, Inc., Class A* †	10,320	30
Serina Therapeutics, Inc.* †	6,599	13
Shattuck Labs, Inc.* †	3,786	14
Solid Biosciences, Inc.*	372	2
Spero Therapeutics, Inc.*	6,106	14
Spyre Therapeutics, Inc.*	2,928	96
Stoke Therapeutics, Inc.*	8,962	284
Sutro Biopharma, Inc.*	252	3
Tango Therapeutics, Inc.* †	8,206	73
Tenaya Therapeutics, Inc.*	5,333	4
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 7.9%continued
TG Therapeutics, Inc.*	12,675	$378
Travere Therapeutics, Inc.*	6,846	262
Tyra Biosciences, Inc.*	4,389	115
Ultragenyx Pharmaceutical, Inc.*	8,676	200
UroGen Pharma Ltd.*	11,690	274
Vanda Pharmaceuticals, Inc.*	6,975	62
Vaxcyte, Inc.*	7,666	354
Veracyte, Inc.*	8,223	346
Vericel Corp.*	5,526	199
Voyager Therapeutics, Inc.*	7,342	29
vTv Therapeutics, Inc., Class A* †	3,982	159
XBiotech, Inc.* †	5,012	12
Xencor, Inc.*	3,623	55
XOMA Royalty Corp.*	6,353	169
Zymeworks, Inc.*	4,671	123
		27,362
Broadband and Communications – 0.0%
Machten, Inc.*	862	7
Broadline Retail – 0.0%
Savers Value Village, Inc.*	14,922	139
Building Products – 1.6%
American Woodmark Corp.*	1,897	102
Apogee Enterprises, Inc.	4,148	151
AZZ, Inc.	2,848	305
CSW Industrials, Inc.	1,750	514
Gibraltar Industries, Inc.*	4,657	230
Griffon Corp.	6,731	496
Hayward Holdings, Inc.*	20,428	316
Insteel Industries, Inc.	5,006	158
JELD-WEN Holding, Inc.*	8,379	20
Modine Manufacturing Co.*	5,488	733
Quanex Building Products Corp.	3,962	61
Resideo Technologies, Inc.*	16,369	575
Tecnoglass, Inc.	4,786	241
UFP Industries, Inc.	8,358	761
Zurn Elkay Water Solutions Corp.	17,333	806
		5,469
Capital Markets – 1.6%
Acadian Asset Management, Inc.	3,376	159
Artisan Partners Asset Management, Inc., Class A	5,723	233
Associated Capital Group, Inc., Class A	1,927	73
B. Riley Financial, Inc.* †	1,907	9
NORTHERN FUNDS QUARTERLY REPORT  98 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Capital Markets – 1.6%continued
BGC Group, Inc., Class A	32,830	$293
Capital Southwest Corp.†	5,154	114
Cohen & Steers, Inc.	3,369	211
Coincheck Group N.V.* †	17,765	45
Diamond Hill Investment Group, Inc.	848	144
DigitalBridge Group, Inc.	18,197	279
GAMCO Investors, Inc., Class A	5,044	123
Moelis & Co., Class A	7,285	501
Morgan Stanley Direct Lending Fund†	8,413	139
Oaktree Specialty Lending Corp.	8,350	106
Patria Investments Ltd., Class A	13,068	208
Piper Sandler Cos.	2,479	842
PJT Partners, Inc., Class A	2,725	456
Siebert Financial Corp.* †	5,033	18
StepStone Group, Inc., Class A	5,771	370
StoneX Group, Inc.*	5,953	566
Victory Capital Holdings, Inc., Class A	7,975	503
Virtus Investment Partners, Inc.	756	123
Westwood Holdings Group, Inc.	1,626	28
WisdomTree, Inc.†	10,881	133
		5,676
Chemicals – 1.9%
AdvanSix, Inc.	3,105	54
Alto Ingredients, Inc.*	7,346	21
American Vanguard Corp.*	2,973	11
Arq, Inc.*	713	2
Ascent Industries Co.*	108	2
Ashland, Inc.	4,291	252
Aspen Aerogels, Inc.*	3,403	10
Avient Corp.	10,535	329
Balchem Corp.	4,095	628
Cabot Corp.	7,231	479
Chemours (The) Co.	14,211	168
H.B. Fuller Co.	8,196	487
Hawkins, Inc.	5,196	738
Huntsman Corp.	16,345	163
Ingevity Corp.*	5,267	312
Innospec, Inc.	3,066	235
Intrepid Potash, Inc.*	622	17
Koppers Holdings, Inc.	5,418	147
Kronos Worldwide, Inc.	3,449	15
LSB Industries, Inc.*	4,244	36
Mativ Holdings, Inc.	9,737	118
Minerals Technologies, Inc.	4,873	297
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Chemicals – 1.9%continued
Olin Corp.	10,725	$223
Orion S.A.	5,360	28
Perimeter Solutions, Inc.*	13,856	382
Quaker Chemical Corp.	2,607	358
Scotts Miracle-Gro (The) Co.	5,340	312
Sensient Technologies Corp.	5,697	535
Stepan Co.	3,101	147
Tronox Holdings PLC	13,443	56
		6,562
Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	8,468	358
ACCO Brands Corp.	13,528	50
ACV Auctions, Inc., Class A*	14,303	115
Brink's (The) Co.	6,169	720
Casella Waste Systems, Inc., Class A*	5,562	545
Cimpress PLC*	3,391	226
Civeo Corp.	239	5
CompX International, Inc.†	2,044	48
CoreCivic, Inc.*	13,982	267
Deluxe Corp.	5,673	127
Ennis, Inc.	4,082	74
GEO Group (The), Inc.*	13,695	221
HNI Corp.	8,884	373
Interface, Inc.	5,935	166
Liquidity Services, Inc.*	3,191	97
MillerKnoll, Inc.	10,776	197
NL Industries, Inc.	5,510	30
Odyssey Marine Exploration, Inc.*	377	1
OPENLANE, Inc.*	16,576	494
Perma-Fix Environmental Services, Inc.* †	1,043	13
Pitney Bowes, Inc.	18,875	199
Quad/Graphics, Inc.	1,820	11
UniFirst Corp.	1,922	371
Virco Mfg. Corp.†	2,997	19
		4,727
Communications Equipment – 0.9%
ADTRAN Holdings, Inc.*	6,024	52
Applied Optoelectronics, Inc.*	5,377	187
Aviat Networks, Inc.*	1,948	42
BK Technologies Corp.*	271	20
Calix, Inc.*	5,887	312
Clearfield, Inc.*	3,167	92
CommScope Holding Co., Inc.*	23,083	419
EQUITY FUNDS 99 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Communications Equipment – 0.9%continued
Comtech Telecommunications Corp.*	3,514	$19
Digi International, Inc.*	6,955	301
Extreme Networks, Inc.*	13,256	221
Gilat Satellite Networks Ltd.* †	7,676	99
Harmonic, Inc.*	12,238	121
Ituran Location and Control Ltd.	2,654	114
KVH Industries, Inc.*	5,262	37
NETGEAR, Inc.*	3,882	95
NetScout Systems, Inc.*	9,452	256
Ribbon Communications, Inc.*	3,698	11
Viasat, Inc.*	12,257	422
Viavi Solutions, Inc.*	24,992	445
		3,265
Construction & Engineering – 2.5%
Arcosa, Inc.	7,075	752
Argan, Inc.	2,351	737
Centuri Holdings, Inc.*	8,350	211
Construction Partners, Inc., Class A*	5,026	546
Dycom Industries, Inc.*	3,758	1,270
Fluor Corp.*	17,986	713
Granite Construction, Inc.	7,068	815
Great Lakes Dredge & Dock Corp.*	5,355	70
IES Holdings, Inc.*	1,082	421
Limbach Holdings, Inc.*	1,066	83
Matrix Service Co.*	6,993	82
MYR Group, Inc.*	2,037	445
NWPX Infrastructure, Inc.*	3,410	213
Orion Group Holdings, Inc.*	1,996	20
Primoris Services Corp.	3,854	478
Sterling Infrastructure, Inc.*	5,062	1,550
Tutor Perini Corp.	3,574	239
		8,645
Construction Materials – 0.3%
Knife River Corp.*	5,851	411
United States Lime & Minerals, Inc.	4,300	515
		926
Consumer Finance – 1.3%
Antalpha Platform Holding Co., Class A*	8,173	71
Atlanticus Holdings Corp.*	863	58
Bread Financial Holdings, Inc.	5,511	408
Dave, Inc.*	1,244	275
Encore Capital Group, Inc.*	4,395	239
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Consumer Finance – 1.3%continued
Enova International, Inc.*	3,154	$496
EZCORP, Inc., Class A*	4,703	91
FirstCash Holdings, Inc.	5,297	844
Green Dot Corp., Class A*	7,218	92
LendingClub Corp.*	8,000	152
Medallion Financial Corp.†	836	9
Navient Corp.	21,636	281
Nelnet, Inc., Class A	4,377	582
PRA Group, Inc.*	6,548	116
PROG Holdings, Inc.	9,267	273
Upstart Holdings, Inc.* †	8,365	366
World Acceptance Corp.*	1,119	157
		4,510
Consumer Staples Distribution & Retail – 0.4%
Andersons (The), Inc.	2,570	137
Chefs' Warehouse (The), Inc.*	2,037	127
Grocery Outlet Holding Corp.* †	9,579	97
Ingles Markets, Inc., Class A	3,587	246
Natural Grocers by Vitamin Cottage, Inc.	1,175	29
PriceSmart, Inc.	2,686	329
United Natural Foods, Inc.*	5,525	186
Village Super Market, Inc., Class A	1,212	43
Weis Markets, Inc.	3,031	194
		1,388
Containers & Packaging – 0.3%
Ardagh Metal Packaging S.A.	61,446	252
Greif, Inc., Class A	3,155	213
Myers Industries, Inc.	4,444	83
O-I Glass, Inc.*	15,081	223
TriMas Corp.	6,154	218
		989
Distributors – 0.1%
Gold.com, Inc.	6,340	216
Weyco Group, Inc.	2,708	83
		299
Diversified Consumer Services – 1.2%
Adtalem Global Education, Inc.*	8,163	845
Afya Ltd., Class A	8,528	131
American Public Education, Inc.*	3,700	140
Coursera, Inc.*	15,279	112
Driven Brands Holdings, Inc.*	16,334	242
Frontdoor, Inc.*	7,150	412
NORTHERN FUNDS QUARTERLY REPORT  100 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Diversified Consumer Services – 1.2%continued
Graham Holdings Co., Class B	589	$647
Laureate Education, Inc.*	13,520	455
Matthews International Corp., Class A	4,693	123
Mister Car Wash, Inc.*	30,715	171
OneSpaWorld Holdings Ltd.	9,771	203
Perdoceo Education Corp.	6,503	191
Strategic Education, Inc.	2,826	227
Stride, Inc.*	4,307	280
Udemy, Inc.*	13,325	78
Universal Technical Institute, Inc.*	2,163	56
WW International, Inc.(1) *	1	—
		4,313
Diversified Real Estate Investment Trusts – 0.4%
Alexander & Baldwin, Inc.	8,343	172
American Assets Trust, Inc.	5,603	106
Armada Hoffler Properties, Inc.	3,851	26
Broadstone Net Lease, Inc.	15,676	272
CTO Realty Growth, Inc.	7,520	138
Essential Properties Realty Trust, Inc.	19,588	581
Gladstone Commercial Corp.	3,614	39
Global Net Lease, Inc.	19,264	166
		1,500
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,005	109
ATN International, Inc.†	1,524	35
Bandwidth, Inc., Class A*	1,950	30
Globalstar, Inc.*	11,055	675
IDT Corp., Class B	3,421	175
IHS Holding Ltd.*	31,694	237
Iridium Communications, Inc.	13,590	236
Liberty Latin America Ltd., Class C*	10,702	80
LICT Corp.*	6	66
Shenandoah Telecommunications Co.	5,857	68
		1,711
Electric Utilities – 0.7%
Hawaiian Electric Industries, Inc.*	16,345	201
MGE Energy, Inc.	5,487	430
Otter Tail Corp.	6,679	540
Portland General Electric Co.	12,883	618
TXNM Energy, Inc. (New York Stock Exchange)	9,329	550
		2,339
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Electrical Equipment – 2.1%
Allient, Inc.	2,723	$146
American Superconductor Corp.*	478	14
Array Technologies, Inc.*	17,068	157
Atkore, Inc.	5,762	364
Babcock & Wilcox Enterprises, Inc.*	5,222	33
Bloom Energy Corp., Class A*	22,287	1,937
EnerSys	5,357	786
LSI Industries, Inc.	3,139	58
Nextpower, Inc., Class A*	14,687	1,279
Orion Energy Systems, Inc.*	296	5
Plug Power, Inc.* †	67,728	133
Powell Industries, Inc.	2,713	865
Power Solutions International, Inc.*	2,337	134
Preformed Line Products Co.	1,212	251
Shoals Technologies Group, Inc., Class A*	19,309	164
Sunrun, Inc.*	19,355	356
Thermon Group Holdings, Inc.*	2,161	80
TPI Composites, Inc.(1) *	4,933	—
Ultralife Corp.*	1,955	11
Vicor Corp.*	3,811	418
		7,191
Electronic Equipment, Instruments & Components – 4.2%
908 Devices, Inc.* †	11,347	60
Advanced Energy Industries, Inc.	4,482	938
Arlo Technologies, Inc.*	7,617	107
Badger Meter, Inc.	3,548	619
Bel Fuse, Inc., Class B	3,402	577
Belden, Inc.	4,629	540
Benchmark Electronics, Inc.	6,021	257
Climb Global Solutions, Inc.	3,587	369
CTS Corp.	3,377	145
Daktronics, Inc.*	5,258	104
ePlus, Inc.	6,758	593
Fabrinet*	5,187	2,362
Frequency Electronics, Inc.* †	4,406	237
Identiv, Inc.*	260	1
Insight Enterprises, Inc.*	5,987	488
Itron, Inc.*	5,505	511
Kimball Electronics, Inc.*	3,336	93
Knowles Corp.*	9,299	199
Methode Electronics, Inc.(3)	5,279	35
Mirion Technologies, Inc.*	22,028	516
M-Tron Industries, Inc.*	2,310	123
EQUITY FUNDS 101 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Electronic Equipment, Instruments & Components – 4.2%continued
Napco Security Technologies, Inc.	3,376	$141
nLight, Inc.*	7,975	299
Novanta, Inc.*	4,591	546
OSI Systems, Inc.* †	3,382	863
PC Connection, Inc.	4,279	247
Plexus Corp.*	3,881	570
Powerfleet, Inc. NJ*	1,546	8
Rogers Corp.*	2,257	207
Sanmina Corp.*	8,323	1,249
ScanSource, Inc.*	2,982	116
SmartRent, Inc.* †	75,402	152
TTM Technologies, Inc.*	10,612	732
Unusual Machines, Inc.* †	6,341	81
Vishay Intertechnology, Inc.	13,458	195
Vishay Precision Group, Inc.*	3,721	143
		14,423
Energy Equipment & Services – 1.7%
Archrock, Inc.	17,002	442
Atlas Energy Solutions, Inc.†	11,725	110
Bristow Group, Inc.*	4,403	161
Cactus, Inc., Class A	6,991	319
DMC Global, Inc.*	3,635	24
Expro Group Holdings N.V.*	11,511	154
Forum Energy Technologies, Inc.*	416	15
Geospace Technologies Corp.*	4,131	70
Gulf Island Fabrication, Inc.*	3,619	43
Helix Energy Solutions Group, Inc.*	23,683	149
Helmerich & Payne, Inc.	11,238	322
Innovex International, Inc.*	4,098	90
KLX Energy Services Holdings, Inc.*	590	1
Kodiak Gas Services, Inc.	9,668	362
Liberty Energy, Inc.	16,470	304
Mammoth Energy Services, Inc.*	1,811	3
Nabors Industries Ltd.*	1,144	62
Natural Gas Services Group, Inc.	2,432	82
Next Bridge Hydrocarbons, Inc.(2) (4) *	2,700	—
Nine Energy Service, Inc.*	2,298	1
Noble Corp. PLC	17,778	502
Oceaneering International, Inc.*	11,565	278
Oil States International, Inc.*	4,003	27
Patterson-UTI Energy, Inc.	40,349	247
ProFrac Holding Corp., Class A*	15,099	59
ProPetro Holding Corp.*	6,877	65
RPC, Inc.	26,631	145
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Energy Equipment & Services – 1.7%continued
SEACOR Marine Holdings, Inc.*	6,954	$42
Seadrill Ltd.*	9,900	343
Solaris Energy Infrastructure, Inc.	3,490	160
TETRA Technologies, Inc.*	7,887	74
Tidewater, Inc.*	6,072	307
Transocean Ltd.*	101,880	421
Valaris Ltd.*	6,996	353
		5,737
Entertainment – 0.5%
Atlanta Braves Holdings, Inc., Class C*	13,380	528
Cinemark Holdings, Inc.	10,612	247
CuriosityStream, Inc.	18,830	72
IMAX Corp.*	4,326	160
Madison Square Garden Entertainment Corp.*	2,779	150
Manchester United PLC, Class A* †	17,051	271
Marcus (The) Corp.	3,379	52
Playtika Holding Corp.	24,688	98
Reading International, Inc., Class A* †	2,207	2
Sphere Entertainment Co.*	2,779	264
		1,844
Financial Services – 2.3%
Acacia Research Corp.*	4,829	18
Banco Latinoamericano de Comercio Exterior S.A., Class E	5,811	259
California First Leasing Corp.*	1,239	35
Cannae Holdings, Inc.	8,988	141
Cass Information Systems, Inc.	1,408	58
Enact Holdings, Inc.	14,455	573
Essent Group Ltd.	12,702	826
Euronet Worldwide, Inc.*	1,005	76
EVERTEC, Inc.	7,268	211
Federal Agricultural Mortgage Corp., Class C	812	143
Flywire Corp.*	9,830	139
HA Sustainable Infrastructure Capital, Inc.	8,119	255
Jackson Financial, Inc., Class A	7,588	809
Lesaka Technologies, Inc.*	4,114	20
Marqeta, Inc., Class A*	43,944	209
Merchants Bancorp	4,265	145
NCR Atleos Corp.*	6,612	252
NMI Holdings, Inc.*	8,007	327
Pagseguro Digital Ltd., Class A	28,807	278
NORTHERN FUNDS QUARTERLY REPORT  102 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Financial Services – 2.3%continued
Payoneer Global, Inc.*	30,843	$173
PennyMac Financial Services, Inc.	4,276	564
Radian Group, Inc.	22,176	798
Remitly Global, Inc.*	16,087	222
Security National Financial Corp., Class A*	5,751	52
Sezzle, Inc.*	3,199	203
StoneCo Ltd., Class A*	27,759	411
Walker & Dunlop, Inc.	5,108	307
Waterstone Financial, Inc.	3,187	53
Western Union (The) Co.	31,249	291
		7,848
Food Products – 0.8%
Alico, Inc.	4,005	146
B&G Foods, Inc.†	8,613	37
Bridgford Foods Corp.*	4,578	36
Calavo Growers, Inc.	1,949	42
Cal-Maine Foods, Inc.	4,803	382
Farmer Bros. Co.*	3,321	5
Fresh Del Monte Produce, Inc.	3,857	137
Hain Celestial Group (The), Inc.*	9,921	11
J&J Snack Foods Corp.	2,304	208
John B. Sanfilippo & Son, Inc.	877	62
Lifeway Foods, Inc.*	1,540	37
Limoneira Co.	1,821	23
Marzetti (The) Co.	2,540	418
Nomad Foods Ltd.†	19,660	246
Seneca Foods Corp., Class A*	3,345	370
Simply Good Foods (The) Co.*	10,601	213
Tootsie Roll Industries, Inc.	7,624	279
Vital Farms, Inc.*	4,549	145
		2,797
Gas Utilities – 1.0%
Chesapeake Utilities Corp.	2,879	359
New Jersey Resources Corp.	12,994	599
Northwest Natural Holding Co.	4,978	233
ONE Gas, Inc.	15,120	1,168
RGC Resources, Inc.	1,100	23
Southwest Gas Holdings, Inc.	7,542	604
Spire, Inc.	7,361	609
		3,595
Ground Transportation – 0.3%
ArcBest Corp.	3,343	248
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Ground Transportation – 0.3%continued
Covenant Logistics Group, Inc.	6,032	$133
Heartland Express, Inc.	9,911	90
Hertz Global Holdings, Inc.* †	31,694	163
Marten Transport Ltd.	6,942	79
PAMT CORP.*	4,994	60
Universal Logistics Holdings, Inc.	3,514	53
Werner Enterprises, Inc.	5,971	179
		1,005
Health Care Equipment & Supplies – 3.2%
Accuray, Inc.*	8,776	7
Alphatec Holdings, Inc.*	11,595	244
AngioDynamics, Inc.*	6,713	86
Apyx Medical Corp.*	3,238	11
Artivion, Inc.*	6,544	299
AtriCure, Inc.*	6,904	273
Avanos Medical, Inc.*	7,849	88
Axogen, Inc.*	6,433	211
Bioventus, Inc., Class A*	4,651	35
Cerus Corp.*	30,573	63
CONMED Corp.	3,761	153
CVRx, Inc.*	6,745	48
DENTSPLY SIRONA, Inc.	18,830	215
Electromed, Inc.*	9,386	273
Embecta Corp.	6,336	75
Enovis Corp.*	5,291	141
Establishment Labs Holdings, Inc.* †	3,387	247
FONAR Corp.*	6,161	114
Haemonetics Corp.*	5,332	427
ICU Medical, Inc.*	2,176	310
Inmode Ltd.*	8,292	122
Inogen, Inc.*	1,966	13
Inspire Medical Systems, Inc.*	2,670	246
Integer Holdings Corp.*	5,088	399
Integra LifeSciences Holdings Corp.*	6,501	81
iRadimed Corp.	4,332	421
iRhythm Technologies, Inc.*	3,136	556
Kewaunee Scientific Corp.* †	3,662	137
Lantheus Holdings, Inc.*	8,674	577
LeMaitre Vascular, Inc.	6,667	541
LivaNova PLC*	6,551	403
Merit Medical Systems, Inc.*	8,223	725
Neogen Corp.*	23,758	166
NeuroPace, Inc.*	11,536	178
Omnicell, Inc.*	6,163	279
EQUITY FUNDS 103 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Equipment & Supplies – 3.2%continued
OraSure Technologies, Inc.*	12,295	$30
Orchestra BioMed Holdings, Inc.* †	10,074	42
Orthofix Medical, Inc.*	9,245	140
OrthoPediatrics Corp.*	4,484	80
Pro-Dex, Inc.* †	7,590	292
Pulmonx Corp.*	12,675	28
Pulse Biosciences, Inc.* †	13,582	187
QuidelOrtho Corp.*	5,445	156
RxSight, Inc.*	6,752	70
Sanara Medtech, Inc.*	2,520	59
SANUWAVE Health, Inc.*	2,667	80
Semler Scientific, Inc.* †	2,899	44
SI-BONE, Inc.*	9,747	192
Sight Sciences, Inc.*	11,699	93
STAAR Surgical Co.*	5,700	132
Stereotaxis, Inc.*	818	2
Tactile Systems Technology, Inc.*	1,803	52
Tandem Diabetes Care, Inc.*	6,218	137
Tela Bio, Inc.* †	33,961	40
TransMedics Group, Inc.*	3,486	424
Treace Medical Concepts, Inc.*	12,432	30
UFP Technologies, Inc.*	2,421	538
Utah Medical Products, Inc.	1,939	109
Varex Imaging Corp.*	7,466	87
Zynex, Inc.* †	7,114	1
		11,209
Health Care Providers & Services – 2.9%
Acadia Healthcare Co., Inc.* †	8,414	119
Accendra Health, Inc.*	6,617	18
AdaptHealth Corp.*	7,556	75
Addus HomeCare Corp.*	2,644	284
Alignment Healthcare, Inc.*	17,984	355
AMN Healthcare Services, Inc.*	6,654	105
Ardent Health, Inc.*	13,502	119
Astrana Health, Inc.*	6,411	159
Aveanna Healthcare Holdings, Inc.*	20,024	164
BrightSpring Health Services, Inc.*	7,150	268
Brookdale Senior Living, Inc.*	26,263	283
Castle Biosciences, Inc.*	5,155	201
Community Health Systems, Inc.*	13,453	42
Concentra Group Holdings Parent, Inc.	12,928	254
CorVel Corp.*	9,864	667
Cross Country Healthcare, Inc.*	8,742	71
Cryo-Cell International, Inc.	638	2
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Providers & Services – 2.9%continued
DocGo, Inc.*	8,989	$8
Enhabit, Inc.*	8,613	79
Ensign Group (The), Inc.	8,306	1,447
Fulgent Genetics, Inc.*	3,870	102
GeneDx Holdings Corp.*	2,682	349
HealthEquity, Inc.*	8,429	772
Hims & Hers Health, Inc.* †	20,603	669
Joint (The) Corp.* †	7,862	69
Kindly MD, Inc.*	7,065	2
LifeStance Health Group, Inc.*	34,639	244
ModivCare, Inc.(1) *	5,774	—
National HealthCare Corp.	2,703	371
National Research Corp.	5,205	98
NeoGenomics, Inc.*	13,225	155
OPKO Health, Inc.*	58,440	74
Option Care Health, Inc.*	18,368	585
Pennant Group (The), Inc.*	3,482	98
Privia Health Group, Inc.*	10,622	252
Progyny, Inc.*	9,803	252
RadNet, Inc.*	6,758	482
Select Medical Holdings Corp.	16,023	238
Sonida Senior Living, Inc.*	2,992	98
Surgery Partners, Inc.*	7,945	123
U.S. Physical Therapy, Inc.	2,178	170
		9,923
Health Care Real Estate Investment Trusts – 0.7%
American Healthcare REIT, Inc.	9,169	432
CareTrust REIT, Inc.	11,548	418
Community Healthcare Trust, Inc.	2,522	41
Diversified Healthcare Trust	23,921	116
Global Medical REIT, Inc.	1,272	43
LTC Properties, Inc.	4,736	163
Medical Properties Trust, Inc.†	56,978	285
National Health Investors, Inc.	5,490	419
Sabra Health Care REIT, Inc.	24,989	473
Sila Realty Trust, Inc.	5,154	120
		2,510
Health Care Technology – 0.5%
American Well Corp., Class A*	170	1
Certara, Inc.*	12,333	109
Evolent Health, Inc., Class A*	14,301	57
GoodRx Holdings, Inc., Class A*	43,439	118
HealthStream, Inc.	3,854	89
NORTHERN FUNDS QUARTERLY REPORT  104 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Technology – 0.5%continued
LifeMD, Inc.*	9,506	$32
OptimizeRx Corp.*	10,304	126
Phreesia, Inc.*	5,686	96
Schrodinger, Inc.*	6,929	124
Simulations Plus, Inc.*	3,042	55
Teladoc Health, Inc.*	16,522	116
TruBridge, Inc.*	5,656	125
Veradigm, Inc.*	22,967	110
Waystar Holding Corp.*	16,664	546
		1,704
Hotel & Resort Real Estate Investment Trusts – 0.7%
Apple Hospitality REIT, Inc.	25,669	304
Braemar Hotels & Resorts, Inc.	9,012	26
Chatham Lodging Trust	4,510	31
DiamondRock Hospitality Co.	28,117	252
Park Hotels & Resorts, Inc.	25,929	271
Pebblebrook Hotel Trust	15,730	178
RLJ Lodging Trust	22,466	167
Ryman Hospitality Properties, Inc.	5,997	567
Service Properties Trust	19,978	37
Sotherly Hotels, Inc.*	2,334	5
Summit Hotel Properties, Inc.	8,740	43
Sunstone Hotel Investors, Inc.	27,486	246
Xenia Hotels & Resorts, Inc.	13,676	193
		2,320
Hotels, Restaurants & Leisure – 1.5%
Arcos Dorados Holdings, Inc., Class A	24,257	178
Biglari Holdings, Inc., Class B*	530	176
BJ's Restaurants, Inc.*	3,646	144
Bloomin' Brands, Inc.	9,162	57
Brightstar Lottery PLC	10,063	156
Canterbury Park Holding Corp.	953	15
Cheesecake Factory (The), Inc.†	4,621	233
Cracker Barrel Old Country Store, Inc.†	3,167	81
Dave & Buster's Entertainment, Inc.* †	7,092	115
Denny's Corp.*	9,556	59
Dine Brands Global, Inc.	2,060	66
Genius Sports Ltd.*	22,558	249
Global Business Travel Group I* †	43,245	331
Golden Entertainment, Inc.	522	14
Hilton Grand Vacations, Inc.*	9,086	407
Jack in the Box, Inc.†	2,738	52
Kura Sushi U.S.A., Inc., Class A* †	1,244	65
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Hotels, Restaurants & Leisure – 1.5%continued
Life Time Group Holdings, Inc.*	18,198	$484
Lucky Strike Entertainment Corp.†	13,148	111
Marriott Vacations Worldwide Corp.	3,249	187
Monarch Casino & Resort, Inc.	1,007	96
Nathan's Famous, Inc.	1,027	96
Papa John's International, Inc.	3,295	127
Penn Entertainment, Inc.*	13,973	206
Pursuit Attractions and Hospitality, Inc.*	2,755	93
Red Robin Gourmet Burgers, Inc.(1) *	87	—
Red Rock Resorts, Inc., Class A	8,075	500
Rush Street Interactive, Inc.*	9,058	176
Shake Shack, Inc., Class A*	3,257	264
Soho House & Co., Inc.*	18,297	164
Town Sports International Holdings, Inc.(2) *	1,105	—
United Parks & Resorts, Inc.*	5,851	212
Wendy's (The) Co.†	18,554	155
		5,269
Household Durables – 1.7%
Beazer Homes U.S.A., Inc.*	3,363	68
Cavco Industries, Inc.*	1,242	734
Champion Homes, Inc.*	6,582	556
Cricut, Inc., Class A	19,896	98
Dream Finders Homes, Inc., Class A*	8,881	152
Ethan Allen Interiors, Inc.	3,461	79
Flexsteel Industries, Inc.	2,905	115
GoPro, Inc., Class A* †	11,216	16
Green Brick Partners, Inc.*	4,145	260
Hamilton Beach Brands Holding Co., Class A	1,924	32
Hooker Furnishings Corp.†	1,120	13
Hovnanian Enterprises, Inc., Class A*	227	22
Installed Building Products, Inc.	3,082	799
iRobot Corp.(1) *	3,718	—
KB Home	10,434	589
Koss Corp.*	3,099	13
La-Z-Boy, Inc.	6,142	229
Leggett & Platt, Inc.	12,793	141
Lifetime Brands, Inc.†	499	2
M/I Homes, Inc.*	2,785	356
Newell Brands, Inc.	37,962	141
Nobility Homes, Inc.	630	16
Sonos, Inc.*	10,896	191
Taylor Morrison Home Corp.*	15,257	898
EQUITY FUNDS 105 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Household Durables – 1.7%continued
Tri Pointe Homes, Inc.*	14,844	$467
Universal Electronics, Inc.* †	2,695	10
		5,997
Household Products – 0.4%
Central Garden & Pet Co.*	7,313	235
Energizer Holdings, Inc.	7,401	147
Oil-Dri Corp. of America	5,250	257
Spectrum Brands Holdings, Inc.	4,548	269
WD-40 Co.	1,697	334
		1,242
Independent Power & Renewable Electricity Producers – 0.4%
Hallador Energy Co.*	8,075	154
Kenon Holdings Ltd.†	4,975	330
Ormat Technologies, Inc.	5,496	607
ReNew Energy Global PLC, Class A*	34,260	193
		1,284
Industrial Real Estate Investment Trusts – 0.3%
Industrial Logistics Properties Trust	7,167	40
Innovative Industrial Properties, Inc.	3,165	150
LXP Industrial Trust	5,523	274
One Liberty Properties, Inc.	8,151	165
Plymouth Industrial REIT, Inc.	3,334	73
Terreno Realty Corp.	8,435	495
		1,197
Insurance – 2.1%
American Coastal Insurance Corp.	3,105	39
AMERISAFE, Inc.	2,439	94
Atlantic American Corp.†	4,789	14
Bowhead Specialty Holdings, Inc.*	3,021	86
Citizens, Inc.* †	4,205	20
CNO Financial Group, Inc.	26,647	1,132
Donegal Group, Inc., Class A	3,517	70
Employers Holdings, Inc.	5,974	258
F&G Annuities & Life, Inc.	11,221	346
Fidelis Insurance Holdings Ltd.	10,303	202
Genworth Financial, Inc.*	45,948	415
Goosehead Insurance, Inc., Class A	2,413	178
Greenlight Capital Re Ltd., Class A*	9,127	133
Hamilton Insurance Group Ltd., Class B*	9,771	273
HCI Group, Inc.	1,066	204
Horace Mann Educators Corp.	3,909	180
Investors Title Co.	451	113
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Insurance – 2.1%continued
Kansas City Life Insurance Co.	1,381	$44
Kestrel Group Ltd.* †	197	2
Lemonade, Inc.* †	5,632	401
MBIA, Inc.*	12,334	88
Mercury General Corp.	2,787	262
Octave Specialty Group, Inc.*	4,172	32
Oscar Health, Inc., Class A*	21,709	312
Palomar Holdings, Inc.*	2,735	369
ProAssurance Corp.*	8,720	211
Root, Inc., Class A*	1,599	115
Safety Insurance Group, Inc.	1,577	123
Selective Insurance Group, Inc.	7,076	592
SiriusPoint Ltd.*	8,675	190
Skyward Specialty Insurance Group, Inc.*	3,772	193
Stewart Information Services Corp.	1,954	137
Trupanion, Inc.*	4,086	153
United Fire Group, Inc.	2,848	104
Universal Insurance Holdings, Inc.	3,027	102
		7,187
Interactive Media & Services – 0.7%
Angi, Inc.*	5,509	71
Bumble, Inc., Class A*	9,386	33
Cargurus, Inc.*	9,960	382
Cars.com, Inc.*	6,927	84
EverQuote, Inc., Class A*	3,021	82
fuboTV, Inc., Class A* †	33,692	85
IAC, Inc.*	7,461	292
QuinStreet, Inc.*	10,818	155
Shutterstock, Inc.	2,670	51
Taboola.com Ltd.*	30,715	142
Travelzoo*	3,490	25
TripAdvisor, Inc.*	11,181	163
Yelp, Inc.*	10,031	305
Ziff Davis, Inc.*	5,589	196
ZipRecruiter, Inc., Class A*	8,683	34
ZoomInfo Technologies, Inc.*	31,069	316
		2,416
IT Services – 0.4%
ASGN, Inc.*	6,394	308
CI&T, Inc., Class A* †	14,034	57
Crexendo, Inc.*	16,352	106
CSP, Inc.	1,893	24
DigitalOcean Holdings, Inc.*	7,239	348
NORTHERN FUNDS QUARTERLY REPORT  106 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
IT Services – 0.4%continued
DXC Technology Co.*	17,232	$252
Fastly, Inc., Class A*	13,169	134
Grid Dynamics Holdings, Inc.*	12,348	112
Hackett Group (The), Inc.	4,797	94
Information Services Group, Inc.	2,966	17
Tucows, Inc., Class A*	1,111	25
Unisys Corp.*	4,333	12
VTEX, Class A*	14,391	54
		1,543
Leisure Products – 0.5%
Acushnet Holdings Corp.	4,148	331
American Outdoor Brands, Inc.*	1,758	14
Clarus Corp.	3,892	13
Escalade, Inc.†	3,394	46
JAKKS Pacific, Inc.	439	7
Johnson Outdoors, Inc., Class A	2,181	93
Malibu Boats, Inc., Class A*	2,491	70
Marine Products Corp.	4,791	42
MasterCraft Boat Holdings, Inc.*	5,154	98
Peloton Interactive, Inc., Class A*	37,633	232
Polaris, Inc.	5,330	337
Sturm Ruger & Co., Inc.	1,811	59
Topgolf Callaway Brands Corp.*	10,459	122
YETI Holdings, Inc.*	9,155	404
		1,868
Life Sciences Tools & Services – 0.3%
10X Genomics, Inc., Class A*	11,725	191
Alpha Teknova, Inc.* †	2,232	9
Azenta, Inc.*	8,108	270
BioLife Solutions, Inc.*	6,752	163
Champions Oncology, Inc.*	4,883	34
Codexis, Inc.*	6,348	10
CryoPort, Inc.*	3,876	37
Fortrea Holdings, Inc.*	9,643	166
Lifecore Biomedical, Inc.*	2,841	23
Maravai LifeSciences Holdings, Inc., Class A*	11,483	37
Mesa Laboratories, Inc.	1,322	104
Omniab, Inc.(2) *	1,740	—
OmniAb, Inc.*	14,593	27
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	—
Quanterix Corp.*	8,214	52
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Life Sciences Tools & Services – 0.3%continued
Rapid Micro Biosystems, Inc., Class A* †	2,924	$9
Standard BioTools, Inc.*	12,341	16
		1,148
Machinery – 3.9%
Aebi Schmidt Holding A.G.	2,365	30
Alamo Group, Inc.	1,446	243
Albany International Corp., Class A	4,014	204
Astec Industries, Inc.	3,587	155
Atmus Filtration Technologies, Inc.	9,883	513
Blue Bird Corp.*	3,003	141
CECO Environmental Corp.*	1,328	79
Chart Industries, Inc.*	4,359	899
Columbus McKinnon Corp.	2,136	37
Douglas Dynamics, Inc.	2,826	92
Eastern (The) Co.	1,060	21
Enerpac Tool Group Corp.	7,950	304
Enpro, Inc.	2,423	519
ESCO Technologies, Inc.	3,664	716
Federal Signal Corp.	9,939	1,079
Franklin Electric Co., Inc.	5,956	569
FreightCar America, Inc.*	1,360	15
Gorman-Rupp (The) Co.	4,093	195
Graham Corp.*	2,867	184
Greenbrier (The) Cos., Inc.	3,179	149
Helios Technologies, Inc.	2,486	133
Hillenbrand, Inc.	9,628	305
Hurco Cos., Inc.*	1,158	18
Hyster-Yale, Inc.	2,355	70
JBT Marel Corp.	4,042	609
Kadant, Inc.	1,248	356
Kennametal, Inc.	11,113	316
L.B. Foster Co., Class A*	1,331	36
Lindsay Corp.	1,355	160
Miller Industries, Inc.	2,077	78
Mueller Water Products, Inc., Class A	21,173	504
Omega Flex, Inc.	1,036	30
Proto Labs, Inc.*	3,370	170
REV Group, Inc.	4,621	281
SPX Technologies, Inc.*	6,702	1,341
Standex International Corp.	2,591	563
Stratasys Ltd.* †	5,857	51
Taylor Devices, Inc.*	907	53
Tennant Co.	2,547	188
EQUITY FUNDS 107 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Machinery – 3.9%continued
Terex Corp.	7,067	$377
Titan International, Inc.*	7,723	60
Trinity Industries, Inc.	11,907	315
Twin Disc, Inc.	2,146	36
Wabash National Corp.	4,198	36
Watts Water Technologies, Inc., Class A	3,785	1,045
Worthington Enterprises, Inc.	7,952	410
		13,685
Marine Transportation – 0.4%
Danaos Corp.†	1,777	168
Matson, Inc.	6,534	807
Star Bulk Carriers Corp.	12,808	246
		1,221
Media – 1.1%
AMC Networks, Inc., Class A*	4,889	47
Cable One, Inc.†	644	73
Cumulus Media, Inc., Class A(1) *	5,103	—
DoubleVerify Holdings, Inc.*	16,087	184
EchoStar Corp., Class A*	17,998	1,956
Emerald Holding, Inc.†	5,944	27
Entravision Communications Corp., Class A	41,009	120
EW Scripps (The) Co., Class A*	4,695	19
Gray Media, Inc.	14,764	71
iHeartMedia, Inc., Class A*	11,868	49
John Wiley & Sons, Inc., Class A	5,987	183
Magnite, Inc.*	7,553	123
Marchex, Inc., Class B*	6,086	10
Saga Communications, Inc., Class A	1,005	12
Scholastic Corp.	4,457	132
Sinclair, Inc.	7,122	109
Stagwell, Inc.*	25,222	123
TechTarget, Inc.*	2,808	15
TEGNA, Inc.	25,742	500
Thryv Holdings, Inc.*	7,284	44
USA TODAY Co., Inc.*	15,099	78
		3,875
Metals & Mining – 1.5%
Alpha Metallurgical Resources, Inc.*	1,361	272
American Battery Technology Co.* †	72,813	243
Ampco-Pittsburgh Corp.*	1,957	10
Century Aluminum Co.*	8,676	340
Coeur Mining, Inc.*	29,985	535
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Metals & Mining – 1.5%continued
Commercial Metals Co.	14,663	$1,015
Constellium S.E.*	16,999	320
Contango ORE, Inc.*	231	6
Fortitude Gold Corp.	3,512	14
Hecla Mining Co.	69,139	1,327
Kaiser Aluminum Corp.	1,971	226
Materion Corp.	4,408	548
Olympic Steel, Inc.	2,096	90
Ramaco Resources, Inc., Class A*	5,340	96
SunCoke Energy, Inc.	1,887	14
Tredegar Corp.*	4,309	31
Worthington Steel, Inc.	7,940	275
		5,362
Mortgage Real Estate Investment Trusts – 0.4%
ACRES Commercial Realty Corp.*	2,025	43
Adamas Trust, Inc.	7,063	52
Apollo Commercial Real Estate Finance, Inc.	21,301	206
Arbor Realty Trust, Inc.†	16,138	125
ARMOUR Residential REIT, Inc.†	1,043	18
Blackstone Mortgage Trust, Inc., Class A	16,726	320
BrightSpire Capital, Inc.	7,767	44
Cherry Hill Mortgage Investment Corp.	2,918	7
Dynex Capital, Inc.	2,375	33
Ellington Financial, Inc.	1,051	14
Franklin BSP Realty Trust, Inc.	5,485	55
Granite Point Mortgage Trust, Inc.	4,390	11
Invesco Mortgage Capital, Inc.†	1,667	14
Ladder Capital Corp.	17,984	198
Orchid Island Capital, Inc.†	929	7
Ready Capital Corp.†	3,514	8
Redwood Trust, Inc.	7,556	42
TPG Mortgage Investment Trust, Inc.	1,805	15
Two Harbors Investment Corp.	5,546	58
		1,270
Multi-Utilities – 0.4%
Avista Corp.	8,952	345
Black Hills Corp.	8,305	576
Northwestern Energy Group, Inc.	7,385	477
Unitil Corp.	2,353	114
		1,512
NORTHERN FUNDS QUARTERLY REPORT  108 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Office Real Estate Investment Trusts – 0.4%
Brandywine Realty Trust	21,096	$62
City Office REIT, Inc.	8,770	61
COPT Defense Properties	12,455	346
Douglas Emmett, Inc.	18,784	206
Easterly Government Properties, Inc.	4,011	85
Empire State Realty Trust, Inc., Class A	16,527	108
Franklin Street Properties Corp.	11,685	11
Hudson Pacific Properties, Inc.*	2,326	25
JBG SMITH Properties†	6,929	118
Piedmont Realty Trust, Inc.	15,103	126
SL Green Realty Corp.	7,384	339
		1,487
Oil, Gas & Consumable Fuels – 3.1%
Ardmore Shipping Corp.	14,612	155
BKV Corp.*	7,995	217
California Resources Corp.	9,058	405
Calumet, Inc.*	8,173	162
Centrus Energy Corp., Class A* †	545	132
Civitas Resources, Inc.	8,704	236
Clean Energy Fuels Corp.*	9,134	19
CNX Resources Corp.*	16,954	623
Comstock Resources, Inc.*	10,854	252
Core Natural Resources, Inc.	6,284	556
Crescent Energy Co., Class A	2,236	19
CVR Energy, Inc.*	12,537	319
Delek U.S. Holdings, Inc.	7,605	226
DHT Holdings, Inc.	18,842	230
Evolution Petroleum Corp.	11,561	41
FLEX LNG Ltd.* †	6,664	166
FutureFuel Corp.	4,786	15
Golar LNG Ltd.	15,038	560
Green Plains, Inc.*	10,483	103
Gulfport Energy Corp.*	2,271	472
HighPeak Energy, Inc.†	11,904	56
International Seaways, Inc.	6,343	308
Kinetik Holdings, Inc.†	7,395	267
Magnolia Oil & Gas Corp., Class A	19,644	430
Murphy Oil Corp.	17,375	543
NACCO Industries, Inc., Class A	2,550	125
Navigator Holdings Ltd.	8,308	144
Nordic American Tankers Ltd.	8,037	28
Northern Oil & Gas, Inc.†	9,253	199
Par Pacific Holdings, Inc.*	3,146	111
PBF Energy, Inc., Class A	14,784	401
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Oil, Gas & Consumable Fuels – 3.1%continued
Peabody Energy Corp.	13,881	$412
PrimeEnergy Resources Corp.* †	993	170
REX American Resources Corp.*	15,411	498
SandRidge Energy, Inc.	3,004	43
Scorpio Tankers, Inc.	7,970	405
SFL Corp. Ltd.	13,034	102
SM Energy Co.	14,303	267
Talos Energy, Inc.*	16,878	186
Teekay Corp. Ltd.	9,641	87
Teekay Tankers Ltd., Class A	4,271	228
Uranium Energy Corp.*	44,879	524
VAALCO Energy, Inc.	11,210	41
W&T Offshore, Inc.	26,421	43
World Kinect Corp.	7,844	184
		10,710
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	2,299	40
Magnera Corp.(1) *	32	1
Sylvamo Corp.	4,224	203
		244
Passenger Airlines – 0.2%
SkyWest, Inc.*	7,432	746
Personal Care Products – 0.2%
Edgewell Personal Care Co.	6,883	117
Interparfums, Inc.	2,413	205
Medifast, Inc.* †	2,468	26
Nature's Sunshine Products, Inc.*	2,361	51
Nu Skin Enterprises, Inc., Class A	8,560	82
Oddity Tech Ltd., Class A*	6,175	248
USANA Health Sciences, Inc.*	1,448	29
		758
Pharmaceuticals – 2.6%
Alto Neuroscience, Inc.*	6,745	120
Amneal Pharmaceuticals, Inc.*	25,343	319
Amphastar Pharmaceuticals, Inc.*	7,044	189
Amylyx Pharmaceuticals, Inc.*	18,297	221
ANI Pharmaceuticals, Inc.*	2,340	185
Assertio Holdings, Inc.*	173	2
Atea Pharmaceuticals, Inc.*	6,573	23
Avadel Pharmaceuticals PLC*	10,126	218
Axsome Therapeutics, Inc.*	2,965	542
Biote Corp., Class A*	11,456	30
Cassava Sciences, Inc.*	7,271	14
EQUITY FUNDS 109 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Pharmaceuticals – 2.6%continued
Collegium Pharmaceutical, Inc.*	10,289	$476
Contineum Therapeutics, Inc., Class A*	3,900	45
Enliven Therapeutics, Inc.*	5,800	89
Esperion Therapeutics, Inc.* †	86,307	319
Eton Pharmaceuticals, Inc.* †	6,752	114
Evolus, Inc.*	7,070	47
EyePoint, Inc.*	8,613	157
Fulcrum Therapeutics, Inc.*	15,017	170
GH Research PLC* †	6,256	79
Harmony Biosciences Holdings, Inc.*	2,323	87
Harrow, Inc.* †	10,500	515
Indivior PLC*	11,725	421
Innoviva, Inc.*	17,002	340
LENZ Therapeutics, Inc.* †	4,903	78
Lexicon Pharmaceuticals, Inc.* †	8,400	10
Ligand Pharmaceuticals, Inc.*	3,018	571
Liquidia Corp.*	6,012	207
Maze Therapeutics, Inc.*	8,350	346
MediWound Ltd.* †	5,120	95
Ocular Therapeutix, Inc.*	395	5
Oculis Holding A.G.*	6,295	126
Omeros Corp.* †	10,242	176
Organon & Co.	24,514	176
Pacira BioSciences, Inc.*	7,152	185
Perrigo Co. PLC	12,681	177
Phathom Pharmaceuticals, Inc.* †	6,340	105
Phibro Animal Health Corp., Class A	5,400	202
Pliant Therapeutics, Inc.* †	8,053	10
Prestige Consumer Healthcare, Inc.*	7,694	475
Rafael Holdings, Inc., Class B*	10,432	12
SIGA Technologies, Inc.	4,390	27
Supernus Pharmaceuticals, Inc.*	6,927	344
Tarsus Pharmaceuticals, Inc.*	2,763	226
Terns Pharmaceuticals, Inc.*	10,154	410
Theravance Biopharma, Inc.*	6,143	115
Third Harmonic Bio, Inc.(2) * †	6,789	—
Tilray Brands, Inc.* †	7,777	70
Verrica Pharmaceuticals, Inc.* †	1,607	13
WaVe Life Sciences Ltd.*	4,722	80
Xeris Biopharma Holdings, Inc.*	20,428	160
		9,123
Professional Services – 2.0%
Alight, Inc., Class A	38,054	74
Asure Software, Inc.*	900	9
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Professional Services – 2.0%continued
Barrett Business Services, Inc.	11,516	$417
CBIZ, Inc.*	14,440	729
Concentrix Corp.	6,042	251
Conduent, Inc.*	18,347	35
CRA International, Inc.	2,430	488
CSG Systems International, Inc.	4,647	356
DLH Holdings Corp.*	980	6
Exponent, Inc.	7,500	521
Forrester Research, Inc.* †	4,012	33
Franklin Covey Co.*	3,057	51
Huron Consulting Group, Inc.*	2,468	427
ICF International, Inc.	2,463	210
Innodata, Inc.* †	2,670	136
Insperity, Inc.	5,110	198
Kelly Services, Inc., Class A	3,052	27
Korn Ferry	7,137	471
Legalzoom.com, Inc.*	17,020	169
ManpowerGroup, Inc.	5,471	163
Maximus, Inc.	6,436	556
Planet Labs PBC*	24,359	480
Resources Connection, Inc.	4,797	24
TIC Solutions, Inc.*	8,059	81
TriNet Group, Inc.	5,282	312
TrueBlue, Inc.*	4,825	22
TTEC Holdings, Inc.* †	3,066	11
Upwork, Inc.*	12,436	247
Verra Mobility Corp.*	16,118	361
Where Food Comes From, Inc.*	275	3
Willdan Group, Inc.*	1,904	197
		7,065
Real Estate Management & Development – 0.6%
Altisource Portfolio Solutions S.A.*	4,010	28
American Realty Investors, Inc.*	1,120	18
AMREP Corp.* †	1,083	20
Anywhere Real Estate, Inc.*	11,421	162
Compass, Inc., Class A*	42,567	450
Cushman & Wakefield Ltd.*	13,161	213
Douglas Elliman, Inc.* †	4,582	11
eXp World Holdings, Inc.†	6,877	62
Forestar Group, Inc.*	6,654	164
FRP Holdings, Inc.*	1,363	31
JW Mays, Inc.*	359	14
Kennedy-Wilson Holdings, Inc.	14,798	143
Marcus & Millichap, Inc.	3,731	102
NORTHERN FUNDS QUARTERLY REPORT  110 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Real Estate Management & Development – 0.6%continued
Newmark Group, Inc., Class A	15,044	$261
RE/MAX Holdings, Inc., Class A*	3,949	30
RMR Group (The), Inc., Class A	81	1
St. Joe (The) Co.	4,095	243
Star Holdings*	2,032	17
Stratus Properties, Inc.* †	948	23
Tejon Ranch Co.*	5,060	80
Transcontinental Realty Investors, Inc.*	292	17
		2,090
Residential Real Estate Investment Trusts – 0.3%
Bluerock Homes Trust, Inc.	1,250	13
BRT Apartments Corp.	1,996	29
Centerspace	1,056	70
Elme Communities	9,604	167
Independence Realty Trust, Inc.	25,278	442
NexPoint Residential Trust, Inc.	2,421	73
UMH Properties, Inc.	5,253	84
Veris Residential, Inc.	11,057	165
		1,043
Retail Real Estate Investment Trusts – 1.0%
Acadia Realty Trust	11,023	226
Alexander's, Inc.	411	89
CBL & Associates Properties, Inc.	2,487	92
Curbline Properties Corp.	7,368	171
Getty Realty Corp.	4,767	130
InvenTrust Properties Corp.	8,087	228
Kite Realty Group Trust	26,269	630
Macerich (The) Co.	17,313	320
NETSTREIT Corp.	7,640	135
Phillips Edison & Co., Inc.	13,695	487
Saul Centers, Inc.	1,262	40
SITE Centers Corp.	3,682	24
Tanger, Inc.	9,772	326
Urban Edge Properties	13,842	266
Whitestone REIT	10,174	141
		3,305
Semiconductors & Semiconductor Equipment – 3.0%
ACM Research, Inc., Class A*	6,906	272
Aeluma, Inc.* †	6,929	119
Alpha & Omega Semiconductor Ltd.*	3,427	68
Ambarella, Inc.*	4,183	296
Amtech Systems, Inc.*	597	7
Atomera, Inc.* †	18,475	41
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Semiconductors & Semiconductor Equipment – 3.0%continued
Axcelis Technologies, Inc.*	7,166	$576
Blaize Holdings, Inc.* †	34,084	66
Canadian Solar, Inc.*	7,008	167
CEVA, Inc.*	2,729	59
Cohu, Inc.*	3,121	73
Credo Technology Group Holding Ltd.*	17,427	2,508
Diodes, Inc.*	5,675	280
Everspin Technologies, Inc.*	9,011	84
FormFactor, Inc.*	8,952	499
Ichor Holdings Ltd.*	2,630	48
Impinj, Inc.*	3,089	538
indie Semiconductor, Inc., Class A*	24,359	86
inTEST Corp.*	3,099	23
Kopin Corp.* †	280	1
Kulicke & Soffa Industries, Inc.	7,902	360
Magnachip Semiconductor Corp.*	2,830	7
Maxeon Solar Technologies Ltd.*	18,859	52
NVE Corp.	1,295	77
PDF Solutions, Inc.*	9,443	269
Penguin Solutions, Inc.*	9,527	186
Photronics, Inc.*	4,518	145
Power Integrations, Inc.	6,426	228
Rambus, Inc.*	12,485	1,147
Semtech Corp.*	7,076	521
SiTime Corp.*	2,027	716
Synaptics, Inc.*	4,508	334
Ultra Clean Holdings, Inc.*	7,975	202
Valens Semiconductor Ltd.*	54,714	78
Veeco Instruments, Inc.*	8,730	249
		10,382
Software – 5.0%
8x8, Inc.*	50,375	99
A10 Networks, Inc.	6,752	120
ACI Worldwide, Inc.*	14,197	679
Adeia, Inc.	11,967	206
Agilysys, Inc.*	3,678	437
Airship AI Holdings, Inc.* †	28,197	82
Alarm.com Holdings, Inc.*	4,406	225
Alkami Technology, Inc.*	10,231	236
Allot Ltd.*	9,678	95
Amplitude, Inc., Class A*	12,436	144
Appian Corp., Class A*	6,929	245
Asana, Inc., Class A*	22,202	304
AvePoint, Inc.*	18,809	261
EQUITY FUNDS 111 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Software – 5.0%continued
Bit Digital, Inc.*	29,693	$56
Blackbaud, Inc.*	6,172	391
BlackLine, Inc.*	6,040	334
Box, Inc., Class A*	17,156	513
Braze, Inc., Class A*	11,292	387
BTCS, Inc.*	20,357	54
Cerence, Inc.*	118	1
Clear Secure, Inc., Class A	8,704	305
Clearwater Analytics Holdings, Inc., Class A*	24,444	590
Cognyte Software Ltd.*	10,482	99
Commvault Systems, Inc.*	4,683	587
Consensus Cloud Solutions, Inc.*	1,890	41
CS Disco, Inc.*	16,352	127
Daily Journal Corp.* †	207	101
Digimarc Corp.* †	3,854	25
Digital Turbine, Inc.*	9,264	46
Domo, Inc., Class B*	3,989	34
eGain Corp.*	3,860	40
EverCommerce, Inc.* †	17,232	209
Five9, Inc.*	8,205	165
Freshworks, Inc., Class A*	18,125	222
I3 Verticals, Inc., Class A*	2,501	63
Intapp, Inc.*	7,754	355
InterDigital, Inc.	4,856	1,546
Jamf Holding Corp.*	12,436	162
Karooooo Ltd.†	2,843	129
Life360, Inc.* †	7,284	467
LiveRamp Holdings, Inc.*	6,792	200
Magic Software Enterprises Ltd.†	5,508	142
N-able, Inc.*	17,765	133
nCino, Inc.*	11,015	282
NCR Voyix Corp.*	13,225	135
Nukkleus, Inc.* †	8,704	35
ON24, Inc.*	11,548	92
OneSpan, Inc.	7,732	99
Pagaya Technologies Ltd., Class A*	7,341	153
PagerDuty, Inc.*	9,690	127
Porch Group, Inc.*	9,678	88
Progress Software Corp.*	5,367	231
Q2 Holdings, Inc.*	5,942	429
Qualys, Inc.*	4,095	544
Radware Ltd.*	4,086	99
Rapid7, Inc.*	5,752	87
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Software – 5.0%continued
Red Violet, Inc.	2,476	$141
Rekor Systems, Inc.* †	82,775	114
Rezolve AI PLC* †	65,791	169
Rimini Street, Inc.*	29,653	115
RingCentral, Inc., Class A*	9,512	275
SEMrush Holdings, Inc., Class A*	14,034	167
SoundThinking, Inc.*	3,089	25
Sprinklr, Inc., Class A*	24,334	189
Sprout Social, Inc., Class A*	6,340	72
SPS Commerce, Inc.*	5,451	486
Telos Corp.*	15,350	78
Tenable Holdings, Inc.*	11,431	269
Teradata Corp.*	10,937	333
Upland Software, Inc.(1) *	51	—
Varonis Systems, Inc.*	10,611	348
Vertex, Inc., Class A*	17,068	341
Viant Technology, Inc., Class A*	7,590	91
Weave Communications, Inc.*	7,920	60
WM Technology, Inc.*	90,566	75
Workiva, Inc.*	4,251	367
Xperi, Inc.* †	4,786	28
Yext, Inc.*	11,548	93
Zeta Global Holdings Corp., Class A*	24,525	499
		17,393
Specialized Real Estate Investment Trusts – 0.4%
Four Corners Property Trust, Inc.	9,604	221
Gladstone Land Corp.	9,668	88
National Storage Affiliates Trust	6,906	195
Outfront Media, Inc.	17,866	431
PotlatchDeltic Corp.	10,088	401
Safehold, Inc.	2,666	37
Smartstop Self Storage REIT, Inc.	3,199	99
		1,472
Specialty Retail – 2.5%
1-800-Flowers.com, Inc., Class A* †	5,358	21
Abercrombie & Fitch Co., Class A*	7,137	898
Academy Sports & Outdoors, Inc.	8,185	409
American Eagle Outfitters, Inc.	20,118	531
America's Car-Mart, Inc.*	1,300	33
Arhaus, Inc.*	12,838	144
Asbury Automotive Group, Inc.*	2,156	501
Barnes & Noble Education, Inc.* †	238	2
Bed Bath & Beyond, Inc.*	4,080	22
NORTHERN FUNDS QUARTERLY REPORT  112 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Specialty Retail – 2.5%continued
Boot Barn Holdings, Inc.*	3,334	$588
Buckle (The), Inc.	3,710	198
Build-A-Bear Workshop, Inc.	3,391	208
Caleres, Inc.	6,003	73
Camping World Holdings, Inc., Class A	4,704	46
Cato (The) Corp., Class A* †	4,036	13
Children's Place (The), Inc.*	3,300	13
Citi Trends, Inc.*	3,936	164
Designer Brands, Inc., Class A†	7,452	55
Genesco, Inc.*	3,002	74
Group 1 Automotive, Inc.	2,420	952
GrowGeneration Corp.*	6,680	10
Guess?, Inc.	5,731	96
Haverty Furniture Cos., Inc.	2,839	66
Monro, Inc.	4,368	88
National Vision Holdings, Inc.*	8,010	207
PetMed Express, Inc.*	3,594	12
Revolve Group, Inc.*	8,012	242
RideNow Group, Inc.* †	29,831	165
Sally Beauty Holdings, Inc.*	17,840	254
Shoe Carnival, Inc.	7,004	118
Signet Jewelers Ltd.	5,783	479
Sleep Number Corp.* †	2,636	22
Sonic Automotive, Inc., Class A	6,186	383
ThredUp, Inc., Class A*	10,659	68
Upbound Group, Inc.	5,795	102
Urban Outfitters, Inc.*	7,577	570
Victoria's Secret & Co.* †	8,286	449
Winmark Corp.	670	271
Zumiez, Inc.*	4,472	117
		8,664
Technology Hardware, Storage & Peripherals – 0.2%
AstroNova, Inc.* †	9,968	86
CompoSecure, Inc., Class A*	9,593	185
CPI Card Group, Inc.*	4,086	60
Diebold Nixdorf, Inc.*	3,554	241
Immersion Corp.	5,870	40
TransAct Technologies, Inc.*	3,106	13
		625
Textiles, Apparel & Luxury Goods – 0.5%
Carter's, Inc.	3,995	130
Culp, Inc.* †	3,104	11
Fossil Group, Inc.*	5,042	19
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Textiles, Apparel & Luxury Goods – 0.5%continued
G-III Apparel Group Ltd.	4,742	$137
Kontoor Brands, Inc.	5,051	309
Movado Group, Inc.	2,506	52
Oxford Industries, Inc.	3,082	105
Rocky Brands, Inc.	2,785	82
Steven Madden Ltd.	10,314	429
Superior Group of Cos., Inc.	2,785	27
Under Armour, Inc., Class A* †	39,915	198
Unifi, Inc.*	588	2
Vera Bradley, Inc.*	2,958	7
Wolverine World Wide, Inc.	7,640	139
		1,647
Tobacco – 0.1%
Turning Point Brands, Inc.	180	20
Universal Corp.	3,587	189
		209
Trading Companies & Distributors – 1.2%
BlueLinx Holdings, Inc.*	2,209	136
Boise Cascade Co.	5,421	399
Distribution Solutions Group, Inc.*	5,258	144
DNOW, Inc.*	21,662	287
DXP Enterprises, Inc.*	1,184	130
EVI Industries, Inc.	1,752	43
GATX Corp.	4,332	735
Global Industrial Co.	5,146	150
McGrath RentCorp	3,874	406
NPK International, Inc.*	9,471	113
Rush Enterprises, Inc., Class A	15,440	833
Titan Machinery, Inc.*	1,328	20
Transcat, Inc.*	2,603	147
Willis Lease Finance Corp.	1,577	214
Xometry, Inc., Class A*	5,006	298
		4,055
Transportation Infrastructure – 0.1%
Corp. America Airports S.A.*	14,850	386
Water Utilities – 0.4%
American States Water Co.	5,395	391
Artesian Resources Corp., Class A	2,708	86
Cadiz, Inc.*	9,632	54
California Water Service Group	6,781	294
Consolidated Water Co. Ltd.	6,446	227
H2O America	3,646	179
EQUITY FUNDS 113 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Water Utilities – 0.4%continued
Middlesex Water Co.	4,051	$204
York Water (The) Co.	2,843	90
		1,525
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	4,720	22
Spok Holdings, Inc.	9,102	120
Telephone and Data Systems, Inc.	11,675	479
		621
Total Common Stocks
(Cost $203,945)		335,414

RIGHTS – 0.0%
Biotechnology – 0.0%
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	7,545	—
Akero Therapeutics Inc. (Contingent Value Rights)(2) * †	3,564	—
Albireo Pharma, Inc. (Contingent Value Rights)(2) (4) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	3
Inhibrx, Inc. (Contingent Value Rights)(2) *	7,862	—
Sage Therapeutics, Inc.(2) *	8,772	2
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	—
		5
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(2) (4) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) (4) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc., Class A (Contingent Value Rights)(2) (4) *	11,874	—
Pharmaceuticals – 0.0%
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(2) *	16,116	—
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Pharmaceuticals – 0.0%continued
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	$—
Sun Pharmaceutical Industries Ltd. (Contingent Value Rights)(2) *	44,767	—
		—
Total Rights
(Cost $131)		5

OTHER – 0.0%
Escrow Bowl America Inc., Class A (1) (2) (4) *	492	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Bed Bath & Beyond, Inc., Exp. 10/07/26, Strike $15.50*	438	$1
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67(1) *	743	—
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00*	1,625	2
Total Warrants
(Cost $—)		3

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.9%
Ellington Credit Co.†	3,118	$17
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(5) (6) (7)	13,983,441	13,983
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(5) (6)	9,953,046	9,953
Total Investment Companies
(Cost $23,954)		23,953

NORTHERN FUNDS QUARTERLY REPORT  114 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill,
3.62%, 5/7/26(8) (9)	$940	$928
Total Short-Term Investments
(Cost $928)		928

Total Investments – 103.9%
(Cost $228,958)		360,303
Liabilities less Other Assets – (3.9%)		(13,526)
NET ASSETS – 100.0%		$346,777

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliate.
(4)
Restricted security. At December 31, 2025, the value of these restricted securities amounted to approximately $3,000 or 0.0% of net assets.
Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	$—
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	—
American Medical Alert Corp.	1/3/12	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
Escrow Bowl America Inc., Class A	11/14/25	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Resolute Forest Products, Inc., Class A (Contingent Value Rights)	3/1/23	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2025 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	89	$11,116	Long	3/26	$(282)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$33,262	$26	$—	$33,288
Biotechnology	27,351	—	11	27,362
Broadband and Communications	—	7	—	7
Capital Markets	5,603	73	—	5,676
All Other Industries(1)	269,081	—	—	269,081
Total Common Stocks	335,297	106	11	335,414
Rights(1)	—	—	5	5
Warrants	1	2	—	3
Investment Companies	23,953	—	—	23,953
Short-Term Investments	—	928	—	928
Total Investments	$359,251	$1,036	$16	$360,303
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(282)	$—	$—	$(282)

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 115 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Methode Electronics, Inc.	$40	$3	$10	$10	$(8)	$2	$35	5,279
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	64,738	50,755	—	—	239 (1)	13,983	13,983,441
Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,890	60,059	60,996	—	—	260	9,953	9,953,046
Total	$10,930	$124,800	$111,761	$10	$(8)	$501	$23,971	23,941,766

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  116 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6%
Aerospace & Defense – 1.9%
AAR Corp.*	18,338	$1,518
AeroVironment, Inc.*	17,625	4,263
AerSale Corp.*	15,663	111
AIRO Group Holdings, Inc.*	3,606	30
Archer Aviation, Inc., Class A*	293,841	2,210
Astronics Corp.*	14,305	776
Byrna Technologies, Inc.*	8,551	144
Cadre Holdings, Inc.†	13,450	549
Ducommun, Inc.*	6,507	619
Eve Holding, Inc.* †	45,105	180
Firefly Aerospace, Inc.* †	10,647	238
Intuitive Machines, Inc.* †	49,647	806
Kratos Defense & Security Solutions, Inc.*	77,330	5,871
Mercury Systems, Inc.*	24,017	1,754
Moog, Inc., Class A	13,127	3,197
National Presto Industries, Inc.	2,436	260
Park Aerospace Corp.	8,770	187
Red Cat Holdings, Inc.* †	48,186	382
Redwire Corp.* †	34,607	263
Satellogic, Inc., Class A* †	43,258	81
V2X, Inc.*	10,958	598
Voyager Technologies, Inc., Class A* †	6,560	171
VSE Corp.	10,699	1,848
		26,056
Air Freight & Logistics – 0.1%
Arrive AI, Inc.*	4,114	11
Forward Air Corp.*	10,172	254
Hub Group, Inc., Class A	27,602	1,176
Radiant Logistics, Inc.*	16,484	105
		1,546
Automobile Components – 1.0%
Adient PLC*	37,245	714
American Axle & Manufacturing Holdings, Inc.*	51,882	333
Cooper-Standard Holdings, Inc.*	7,836	257
Dana, Inc.	55,259	1,313
Dorman Products, Inc.*	12,732	1,568
Fox Factory Holding Corp.*	18,837	322
Garrett Motion, Inc.	74,027	1,290
Gentherm, Inc.*	14,311	521
Goodyear Tire & Rubber (The) Co.*	128,637	1,127
Holley, Inc.*	34,712	143
LCI Industries	11,102	1,347
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Automobile Components – 1.0%continued
Motorcar Parts of America, Inc.*	6,569	$81
Patrick Industries, Inc.	15,199	1,648
Phinia, Inc.	17,883	1,121
Solid Power, Inc.* †	71,755	305
Standard Motor Products, Inc.	10,051	370
Strattec Security Corp.*	1,874	143
Visteon Corp.	12,647	1,203
XPEL, Inc.*	11,974	598
		14,404
Automobiles – 0.1%
Faraday Future Intelligent Electric, Inc.* †	71,908	73
Livewire Group, Inc.* †	18,271	81
Winnebago Industries, Inc.	12,834	520
		674
Banks – 9.7%
1st Source Corp.	8,779	549
ACNB Corp.	4,887	236
Amalgamated Financial Corp.	10,976	352
Amerant Bancorp, Inc.	16,384	320
Ameris Bancorp	30,913	2,296
Ames National Corp.†	4,453	102
Arrow Financial Corp.	7,824	246
Associated Banc-Corp	77,069	1,985
Atlantic Union Bankshares Corp.	66,162	2,336
Avidbank Holdings, Inc.*	905	24
Axos Financial, Inc.*	25,147	2,167
Banc of California, Inc.	59,980	1,157
BancFirst Corp.	9,594	1,017
Bancorp (The), Inc.*	19,854	1,341
Bank First Corp.	4,159	507
Bank of Hawaii Corp.	18,423	1,260
Bank of Marin Bancorp	7,064	184
Bank of NT Butterfield & Son (The) Ltd.	19,367	965
Bank7 Corp.	1,955	80
BankFinancial Corp.	5,593	67
BankUnited, Inc.	35,290	1,573
Bankwell Financial Group, Inc.	3,267	150
Banner Corp.	15,656	981
Bar Harbor Bankshares	7,711	239
BayCom Corp.†	4,938	145
BCB Bancorp, Inc.	7,347	59
Beacon Financial Corp.	39,168	1,033
Blue Foundry Bancorp*	8,831	110
EQUITY FUNDS 117 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Banks – 9.7%continued
Blue Ridge Bankshares, Inc.	32,177	$137
Bridgewater Bancshares, Inc.*	9,787	172
Burke & Herbert Financial Services Corp.	6,102	380
Business First Bancshares, Inc.	13,393	350
BV Financial, Inc.*	4,006	73
Byline Bancorp, Inc.	14,640	427
C&F Financial Corp.	1,509	110
Cadence Bank	87,074	3,730
California BanCorp	10,572	197
Camden National Corp.	7,952	345
Capital Bancorp, Inc.	5,548	156
Capital City Bank Group, Inc.	6,416	273
Capitol Federal Financial, Inc.	57,846	394
Carter Bankshares, Inc.*	10,606	209
Cathay General Bancorp	31,147	1,507
CB Financial Services, Inc.†	2,152	75
Central Pacific Financial Corp.	12,555	391
CF Bankshares, Inc.	2,078	52
Chain Bridge Bancorp, Inc., Class A*	1,128	39
Chemung Financial Corp.	2,055	115
ChoiceOne Financial Services, Inc.	6,702	198
Citizens & Northern Corp.†	7,978	161
Citizens Community Bancorp, Inc.	4,870	87
Citizens Financial Services, Inc.	2,202	126
City Holding Co.	6,527	778
Civista Bancshares, Inc.	9,082	202
CNB Financial Corp.	13,869	363
Coastal Financial Corp.*	5,929	679
CoastalSouth Bancshares, Inc.* †	2,215	52
Colony Bankcorp, Inc.	8,210	146
Columbia Financial, Inc.*	12,596	196
Commercial Bancgroup, Inc.* †	2,728	67
Community Financial System, Inc.	24,408	1,402
Community Trust Bancorp, Inc.	7,620	431
Community West Bancshares	7,971	179
ConnectOne Bancorp, Inc.	21,713	569
Customers Bancorp, Inc.*	14,708	1,075
CVB Financial Corp.	61,354	1,141
Dime Community Bancshares, Inc.	18,780	565
Eagle Bancorp Montana, Inc.	3,838	76
Eagle Bancorp, Inc.	13,188	283
Eagle Financial Services, Inc.†	2,139	85
Eastern Bankshares, Inc.	103,604	1,909
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Banks – 9.7%continued
ECB Bancorp, Inc.* †	3,966	$69
Enterprise Financial Services Corp.	16,831	909
Equity Bancshares, Inc., Class A	7,081	316
Esquire Financial Holdings, Inc.	3,411	348
Farmers & Merchants Bancorp, Inc.	5,896	146
Farmers National Banc Corp.	17,058	227
FB Bancorp, Inc.*	8,809	113
FB Financial Corp.	19,313	1,078
Fidelity D&D Bancorp, Inc.	2,228	97
Financial Institutions, Inc.	9,235	288
Finward Bancorp	1,583	56
Finwise Bancorp*	4,204	75
First Bancorp†	18,576	943
First BanCorp	74,474	1,544
First Bancorp (The), Inc.	5,227	138
First Bank	10,147	167
First Busey Corp.	38,793	923
First Business Financial Services, Inc.	3,790	206
First Capital, Inc.	1,505	89
First Commonwealth Financial Corp.	47,816	806
First Community Bankshares, Inc.	7,266	245
First Community Corp.	3,456	102
First Financial Bancorp	44,167	1,105
First Financial Bankshares, Inc.	62,142	1,856
First Financial Corp.	5,305	321
First Foundation, Inc.*	29,601	182
First Internet Bancorp	3,632	76
First Interstate BancSystem, Inc., Class A	41,921	1,450
First Merchants Corp.	26,474	992
First Mid Bancshares, Inc.	10,171	397
First National Corp.	3,641	92
First Savings Financial Group, Inc.	2,824	90
First United Corp.	2,786	104
First Western Financial, Inc.*	3,884	104
Firstsun Capital Bancorp*	5,979	225
Five Star Bancorp	7,419	265
Flagstar Bank N.A.	142,134	1,789
Flushing Financial Corp.	15,631	237
Franklin Financial Services Corp.†	1,940	97
FS Bancorp, Inc.	3,178	131
Fulton Financial Corp.	85,450	1,652
FVCBankcorp, Inc.	7,651	106
GBank Financial Holdings, Inc.* †	4,152	141
German American Bancorp, Inc.	17,019	667
NORTHERN FUNDS QUARTERLY REPORT  118 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Banks – 9.7%continued
Glacier Bancorp, Inc.	59,398	$2,616
Great Southern Bancorp, Inc.	3,996	246
Greene County Bancorp, Inc.	3,321	74
Hancock Whitney Corp.	39,580	2,520
Hanmi Financial Corp.	14,272	386
Hanover Bancorp, Inc.	2,190	51
Hawthorn Bancshares, Inc.	2,686	94
HBT Financial, Inc.	5,545	143
Heritage Commerce Corp.	28,056	337
Heritage Financial Corp.	15,861	375
Hilltop Holdings, Inc.	20,508	696
Hingham Institution For Savings (The)†	791	225
Home Bancorp, Inc.	3,179	184
Home BancShares, Inc.	87,145	2,421
HomeTrust Bancshares, Inc.	7,401	318
Hope Bancorp, Inc.	56,572	620
Horizon Bancorp, Inc.	22,697	385
Independent Bank Corp.	23,326	1,705
Independent Bank Corp.	9,353	304
International Bancshares Corp.	25,499	1,694
Investar Holding Corp.	4,359	116
John Marshall Bancorp, Inc.	6,181	124
Kearny Financial Corp.	26,588	197
Lakeland Financial Corp.	11,482	655
Landmark Bancorp, Inc.†	2,187	57
LCNB Corp.	6,359	104
LINKBANCORP, Inc.	10,923	90
Live Oak Bancshares, Inc.	16,094	553
MainStreet Bancshares, Inc.	3,591	73
Mechanics Bancorp, Class A	21,674	317
Mercantile Bank Corp.	7,354	354
Meridian Corp.	4,605	81
Metrocity Bankshares, Inc.	9,109	242
Metropolitan Bank Holding Corp.	4,299	328
Mid Penn Bancorp, Inc.†	9,200	285
Middlefield Banc Corp.†	3,431	119
Midland States Bancorp, Inc.	9,602	203
MidWestOne Financial Group, Inc.	7,648	294
MVB Financial Corp.	5,400	139
National Bank Holdings Corp., Class A	17,788	676
National Bankshares, Inc.	2,917	98
NB Bancorp, Inc.	18,232	361
NBT Bancorp, Inc.	23,842	990
Nicolet Bankshares, Inc.	6,220	755
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Banks – 9.7%continued
Northeast Bank	3,412	$355
Northeast Community Bancorp, Inc.	6,035	136
Northfield Bancorp, Inc.	17,191	197
Northpointe Bancshares, Inc.	8,833	148
Northrim BanCorp, Inc.	10,332	275
Northwest Bancshares, Inc.	66,516	798
Norwood Financial Corp.†	4,025	113
Oak Valley Bancorp	3,410	103
OceanFirst Financial Corp.	26,002	467
OFG Bancorp	20,226	829
Ohio Valley Banc Corp.	1,755	70
Old National Bancorp	163,346	3,644
Old Second Bancorp, Inc.	23,537	459
OP Bancorp	5,940	84
Orange County Bancorp, Inc.	5,647	161
Origin Bancorp, Inc.	14,007	527
Orrstown Financial Services, Inc.	8,837	313
Park National Corp.	6,819	1,038
Parke Bancorp, Inc.	4,894	123
Pathward Financial, Inc.	10,654	756
Patriot National Bancorp, Inc.* †	28,397	52
PCB Bancorp	5,355	116
Peapack-Gladstone Financial Corp.	7,507	209
Peoples Bancorp of North Carolina, Inc.	1,816	66
Peoples Bancorp, Inc.	16,419	493
Peoples Financial Services Corp.	4,333	211
Pioneer Bancorp, Inc.*	5,388	73
Plumas Bancorp	3,009	134
Ponce Financial Group, Inc.*	9,140	149
Preferred Bank	5,377	508
Primis Financial Corp.	9,761	136
Princeton Bancorp, Inc.	2,502	87
Provident Financial Services, Inc.	60,100	1,187
QCR Holdings, Inc.	7,595	633
RBB Bancorp	7,837	162
Red River Bancshares, Inc.	2,281	163
Renasant Corp.	43,498	1,532
Republic Bancorp, Inc., Class A	3,885	268
Rhinebeck Bancorp, Inc.*	2,007	24
Richmond Mutual BanCorp, Inc.†	4,639	65
Riverview Bancorp, Inc.†	9,772	49
S&T Bancorp, Inc.	18,027	709
SB Financial Group, Inc.	3,093	69
EQUITY FUNDS 119 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Banks – 9.7%continued
Seacoast Banking Corp. of Florida	40,703	$1,279
ServisFirst Bancshares, Inc.	23,817	1,710
Shore Bancshares, Inc.	14,447	255
Sierra Bancorp	5,952	195
Simmons First National Corp., Class A	66,885	1,261
SmartFinancial, Inc.	6,741	249
Sound Financial Bancorp, Inc.	1,026	45
South Plains Financial, Inc.†	6,169	239
Southern First Bancshares, Inc.*	3,568	184
Southern Missouri Bancorp, Inc.	4,526	268
Southside Bancshares, Inc.	13,491	410
SR Bancorp, Inc.†	3,571	56
Stellar Bancorp, Inc.	22,183	686
Sterling Bancorp, Inc.(1) *	9,809	—
Stock Yards Bancorp, Inc.	12,046	782
Texas Capital Bancshares, Inc.*	21,280	1,927
Third Coast Bancshares, Inc.*	5,954	226
Timberland Bancorp, Inc.	3,452	124
Tompkins Financial Corp.	6,362	461
Towne Bank	33,785	1,127
TriCo Bancshares	14,284	677
Triumph Financial, Inc.*	10,491	657
TrustCo Bank Corp. NY	8,683	359
Trustmark Corp.	26,405	1,028
UMB Financial Corp.	33,678	3,874
Union Bankshares, Inc.	1,754	42
United Bankshares, Inc.	65,313	2,508
United Community Banks, Inc.	57,003	1,780
United Security Bancshares	7,167	72
Unity Bancorp, Inc.	3,407	176
Univest Financial Corp.	13,460	441
USCB Financial Holdings, Inc.	5,289	97
Valley National Bancorp	226,491	2,645
Virginia National Bankshares Corp.	2,377	95
WaFd, Inc.	36,183	1,159
Washington Trust Bancorp, Inc.	8,449	250
WesBanco, Inc.	44,355	1,474
West BanCorp, Inc.	7,025	156
Westamerica BanCorp	11,216	536
Western New England Bancorp, Inc.	8,569	108
WSFS Financial Corp.	26,090	1,441
		133,702
Beverages – 0.1%
MGP Ingredients, Inc.	6,059	147
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Beverages – 0.1%continued
National Beverage Corp.*	11,272	$360
Vita Coco (The) Co., Inc.*	22,202	1,177
Zevia PBC, Class A*	28,115	65
		1,749
Biotechnology – 9.1%
4D Molecular Therapeutics, Inc.*	17,328	130
Abeona Therapeutics, Inc.* †	20,444	108
Absci Corp.* †	63,292	221
ACADIA Pharmaceuticals, Inc.*	58,105	1,552
Actuate Therapeutics, Inc.* †	3,939	24
ADC Therapeutics S.A.*	41,015	145
ADMA Biologics, Inc.*	107,057	1,953
Agios Pharmaceuticals, Inc.*	25,759	701
Akebia Therapeutics, Inc.*	117,980	190
Aldeyra Therapeutics, Inc.*	25,422	132
Alector, Inc.*	34,297	53
Alkermes PLC*	74,941	2,097
Allogene Therapeutics, Inc.*	76,293	105
Altimmune, Inc.*	41,492	150
Amicus Therapeutics, Inc.*	138,654	1,974
AnaptysBio, Inc.*	8,741	424
Anavex Life Sciences Corp.* †	39,436	140
Anika Therapeutics, Inc.*	7,083	68
Annexon, Inc.*	45,508	228
Apogee Therapeutics, Inc.*	17,760	1,341
Arbutus Biopharma Corp.*	70,062	337
ARCA biopharma, Inc.* †	17,896	542
Arcellx, Inc.*	15,720	1,025
Arcturus Therapeutics Holdings, Inc.* †	12,023	74
Arcus Biosciences, Inc.*	36,268	864
Arcutis Biotherapeutics, Inc.*	51,303	1,490
Ardelyx, Inc.*	111,489	650
ArriVent Biopharma, Inc.* †	13,888	279
Arrowhead Pharmaceuticals, Inc.*	61,556	4,087
ARS Pharmaceuticals, Inc.* †	27,823	324
Astria Therapeutics, Inc.* †	19,290	253
aTyr Pharma, Inc.* †	53,385	42
Aura Biosciences, Inc.*	22,487	123
Aurinia Pharmaceuticals, Inc.*	55,029	878
Avidity Biosciences, Inc.*	53,718	3,875
Avita Medical, Inc.* †	1,932	7
Beam Therapeutics, Inc.*	43,941	1,218
Benitec Biopharma, Inc.* †	6,685	90
Bicara Therapeutics, Inc.* †	14,926	251
NORTHERN FUNDS QUARTERLY REPORT  120 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Biotechnology – 9.1%continued
BioCryst Pharmaceuticals, Inc.*	95,601	$746
Biohaven Ltd.*	43,837	495
Bridgebio Pharma, Inc.*	73,651	5,634
Bright Minds Biosciences, Inc.*	2,246	175
Candel Therapeutics, Inc.* †	20,786	117
Capricor Therapeutics, Inc.* †	17,912	517
Cardiff Oncology, Inc.* †	29,200	82
CareDx, Inc.*	23,873	450
Cartesian Therapeutics, Inc.* †	6,378	46
Catalyst Pharmaceuticals, Inc.*	53,924	1,259
Celcuity, Inc.*	14,858	1,482
Celldex Therapeutics, Inc.*	29,953	814
CG oncology, Inc.*	25,632	1,064
Cidara Therapeutics, Inc.*	9,067	2,003
Cogent Biosciences, Inc.*	64,888	2,305
Coherus Oncology, Inc.* †	54,305	77
Compass Therapeutics, Inc.*	59,228	318
Corvus Pharmaceuticals, Inc.*	27,883	215
CRISPR Therapeutics A.G.* †	40,663	2,132
Cullinan Therapeutics, Inc.*	24,675	255
Cytokinetics, Inc.*	54,474	3,461
Day One Biopharmaceuticals, Inc.*	36,811	343
Denali Therapeutics, Inc.*	60,800	1,004
Design Therapeutics, Inc.*	12,241	115
DiaMedica Therapeutics, Inc.* †	14,932	119
Dianthus Therapeutics, Inc.*	11,291	465
Disc Medicine, Inc.*	11,558	918
Dynavax Technologies Corp.*	45,692	703
Dyne Therapeutics, Inc.*	56,853	1,112
Editas Medicine, Inc.*	41,502	85
Eledon Pharmaceuticals, Inc.*	26,497	40
Emergent BioSolutions, Inc.*	24,080	298
Enanta Pharmaceuticals, Inc.*	12,331	194
Entrada Therapeutics, Inc.*	12,987	134
Erasca, Inc.*	81,202	302
Fate Therapeutics, Inc.*	57,942	57
Fennec Pharmaceuticals, Inc.*	10,972	84
Foghorn Therapeutics, Inc.*	17,064	92
Geron Corp.*	258,227	341
Gossamer Bio, Inc.*	92,680	287
GRAIL, Inc.*	16,221	1,388
Greenwich Lifesciences, Inc.* †	3,479	73
Gyre Therapeutics, Inc.* †	7,133	50
Heron Therapeutics, Inc.* †	74,210	96
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Biotechnology – 9.1%continued
Humacyte, Inc.* †	83,270	$80
Ideaya Biosciences, Inc.*	36,949	1,277
ImmunityBio, Inc.* †	141,155	279
Immunome, Inc.*	43,373	932
Immunovant, Inc.*	32,120	816
Inhibikase Therapeutics, Inc.*	29,265	60
Inhibrx Biosciences, Inc.*	4,203	332
Inmune Bio, Inc.* †	10,614	17
Intellia Therapeutics, Inc.* †	49,145	442
Iovance Biotherapeutics, Inc.* †	146,237	399
Ironwood Pharmaceuticals, Inc.*	75,645	255
Jade Biosciences, Inc.†	20,905	323
Janux Therapeutics, Inc.*	19,382	267
KalVista Pharmaceuticals, Inc.* †	17,800	287
Keros Therapeutics, Inc.* †	12,988	264
Kodiak Sciences, Inc.*	15,093	422
Korro Bio, Inc.* †	3,581	29
Krystal Biotech, Inc.*	11,570	2,852
Kura Oncology, Inc.*	36,260	377
Kymera Therapeutics, Inc.*	26,217	2,040
Larimar Therapeutics, Inc.*	19,056	73
Lexeo Therapeutics, Inc.*	29,143	289
Madrigal Pharmaceuticals, Inc.*	8,664	5,045
MannKind Corp.*	138,967	788
MapLight Therapeutics, Inc.*	7,684	135
MeiraGTx Holdings PLC*	22,013	175
MiMedx Group, Inc.*	55,767	378
Mineralys Therapeutics, Inc.*	21,775	790
Mirum Pharmaceuticals, Inc.*	19,090	1,508
Monopar Therapeutics, Inc.* †	2,073	135
Monte Rosa Therapeutics, Inc.*	21,388	335
Myriad Genetics, Inc.*	43,325	266
Neurogene, Inc.* †	4,611	95
Nkarta, Inc.*	20,482	38
Novavax, Inc.* †	70,682	475
Nurix Therapeutics, Inc.*	46,300	878
Nuvalent, Inc., Class A*	23,377	2,351
Nuvectis Pharma, Inc.* †	6,216	47
Olema Pharmaceuticals, Inc.*	27,667	692
Organogenesis Holdings, Inc.*	32,159	167
ORIC Pharmaceuticals, Inc.*	31,795	260
Perspective Therapeutics, Inc.*	30,997	85
Pieris Pharmaceuticals, Inc.* †	3,395	355
Praxis Precision Medicines, Inc.*	10,418	3,071
EQUITY FUNDS 121 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Biotechnology – 9.1%continued
Precigen, Inc.*	84,137	$352
Prime Medicine, Inc.* †	47,395	164
Protagonist Therapeutics, Inc.*	27,180	2,374
Protalix BioTherapeutics, Inc.* †	32,575	59
Protara Therapeutics, Inc.*	17,343	92
Prothena Corp. PLC*	21,152	202
PTC Therapeutics, Inc.*	36,270	2,755
Puma Biotechnology, Inc.*	21,215	126
Recursion Pharmaceuticals, Inc., Class A* †	177,751	727
REGENXBIO, Inc.*	21,995	317
Relay Therapeutics, Inc.*	64,365	545
Replimune Group, Inc.*	30,878	300
Rezolute, Inc.*	36,494	86
Rhythm Pharmaceuticals, Inc.*	24,697	2,644
Rigel Pharmaceuticals, Inc.*	8,476	363
Rocket Pharmaceuticals, Inc.*	42,255	148
Sana Biotechnology, Inc.* †	75,453	307
Savara, Inc.*	63,788	385
Scholar Rock Holding Corp.*	38,360	1,690
SELLAS Life Sciences Group, Inc.* †	59,230	223
Sionna Therapeutics, Inc.* †	7,394	304
Soleno Therapeutics, Inc.*	21,793	1,009
Solid Biosciences, Inc.*	28,216	159
Spyre Therapeutics, Inc.*	31,778	1,041
Stoke Therapeutics, Inc.*	21,210	673
Syndax Pharmaceuticals, Inc.*	38,987	819
Tango Therapeutics, Inc.* †	48,858	433
Taysha Gene Therapies, Inc.*	103,662	570
Tectonic Therapeutic, Inc.* †	4,423	92
Tevogen Bio Holdings, Inc.* †	22,851	8
TG Therapeutics, Inc.*	67,082	2,000
Tonix Pharmaceuticals Holding Corp.* †	5,864	92
Travere Therapeutics, Inc.*	38,686	1,478
TriSalus Life Sciences, Inc.* †	13,745	96
TuHURA Biosciences, Inc.* †	14,940	11
Twist Bioscience Corp.*	27,419	870
Tyra Biosciences, Inc.*	12,173	320
Upstream Bio, Inc.* †	15,462	420
UroGen Pharma Ltd.*	17,403	408
Vanda Pharmaceuticals, Inc.*	24,092	212
Vaxcyte, Inc.*	52,905	2,441
Vera Therapeutics, Inc.*	25,752	1,304
Veracyte, Inc.*	36,575	1,540
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Biotechnology – 9.1%continued
Verastem, Inc.*	25,456	$197
Vericel Corp.*	23,075	831
Vir Biotechnology, Inc.*	42,089	254
Viridian Therapeutics, Inc.*	36,836	1,146
Voyager Therapeutics, Inc.*	23,150	91
Xencor, Inc.*	31,954	489
Xenon Pharmaceuticals, Inc.*	35,422	1,588
XOMA Royalty Corp.* †	4,383	117
Zenas Biopharma, Inc.* †	8,488	308
Zymeworks, Inc.*	23,444	617
		126,070
Broadline Retail – 0.1%
Groupon, Inc.* †	11,795	208
Kohl's Corp.	50,678	1,034
Savers Value Village, Inc.*	18,191	170
		1,412
Building Products – 1.4%
American Woodmark Corp.*	6,457	348
Apogee Enterprises, Inc.	9,533	347
AZZ, Inc.	13,688	1,467
CSW Industrials, Inc.	7,534	2,211
Gibraltar Industries, Inc.*	13,628	674
Griffon Corp.	17,891	1,318
Insteel Industries, Inc.	8,766	278
Janus International Group, Inc.*	63,974	418
JELD-WEN Holding, Inc.*	42,882	105
Masterbrand, Inc.* †	57,972	640
Modine Manufacturing Co.*	24,267	3,240
Quanex Building Products Corp.	20,646	318
Resideo Technologies, Inc.*	60,380	2,121
Tecnoglass, Inc.	12,842	646
UFP Industries, Inc.	26,903	2,450
Zurn Elkay Water Solutions Corp.	69,613	3,236
		19,817
Capital Markets – 1.8%
Acadian Asset Management, Inc.	12,695	597
AlTi Global, Inc.* †	19,959	93
Artisan Partners Asset Management, Inc., Class A	28,801	1,173
Bakkt Intermediate Holdings, Inc.* †	7,814	78
BGC Group, Inc., Class A	167,137	1,493
Cohen & Steers, Inc.	12,698	797
Diamond Hill Investment Group, Inc.	1,191	202
NORTHERN FUNDS QUARTERLY REPORT  122 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Capital Markets – 1.8%continued
DigitalBridge Group, Inc.	82,427	$1,264
Donnelley Financial Solutions, Inc.*	11,609	542
Forge Global Holdings, Inc.*	5,129	229
GCM Grosvenor, Inc., Class A	24,754	280
Innventure, Inc.* †	10,710	45
Marex Group PLC	25,451	976
MarketWise, Inc.	1,041	16
Miami International Holdings, Inc.*	10,663	473
Moelis & Co., Class A	34,370	2,363
Open Lending Corp.*	49,785	77
P10, Inc., Class A†	27,434	269
Patria Investments Ltd., Class A	30,661	487
Perella Weinberg Partners	28,206	488
Piper Sandler Cos.	8,094	2,750
PJT Partners, Inc., Class A	10,608	1,774
Siebert Financial Corp.* †	7,203	25
Silvercrest Asset Management Group, Inc., Class A	2,401	36
StepStone Group, Inc., Class A	32,230	2,068
StoneX Group, Inc.*	22,645	2,154
Value Line, Inc.	559	21
Victory Capital Holdings, Inc., Class A	20,379	1,286
Virtus Investment Partners, Inc.	2,908	474
Webull Corp.*	127,180	988
Westwood Holdings Group, Inc.	3,807	66
WisdomTree, Inc.†	56,825	693
		24,277
Chemicals – 1.4%
AdvanSix, Inc.	11,457	198
American Vanguard Corp.*	13,082	50
Arq, Inc.*	15,569	51
Ascent Industries Co.*	3,621	59
ASP Isotopes, Inc.* †	43,774	234
Aspen Aerogels, Inc.*	28,878	82
Avient Corp.	42,332	1,322
Balchem Corp.	15,266	2,341
Cabot Corp.	24,556	1,628
Chemours (The) Co.	68,955	813
Core Molding Technologies, Inc.*	4,250	85
Ecovyst, Inc.*	51,757	504
Flotek Industries, Inc.* †	6,686	115
H.B. Fuller Co.	25,221	1,500
Hawkins, Inc.	8,988	1,277
Ingevity Corp.*	16,892	1,000
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Chemicals – 1.4%continued
Innospec, Inc.	11,386	$871
Intrepid Potash, Inc.*	5,204	144
Koppers Holdings, Inc.	8,353	226
Kronos Worldwide, Inc.	12,729	56
LSB Industries, Inc.*	25,114	213
Mativ Holdings, Inc.	24,124	293
Minerals Technologies, Inc.	14,480	883
Orion S.A.	28,095	148
Perimeter Solutions, Inc.*	65,097	1,792
PureCycle Technologies, Inc.* †	61,361	527
Quaker Chemical Corp.	6,308	866
Rayonier Advanced Materials, Inc.*	30,644	181
Sensient Technologies Corp.	19,523	1,834
Solesence, Inc.* †	9,154	15
Stepan Co.	9,767	463
Trinseo PLC	5,213	3
Tronox Holdings PLC	56,137	234
Valhi, Inc.	1,589	19
		20,027
Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	28,062	1,187
ACCO Brands Corp.	37,373	139
ACV Auctions, Inc., Class A*	77,171	619
BrightView Holdings, Inc.*	32,445	411
Brink's (The) Co.	19,670	2,296
Casella Waste Systems, Inc., Class A*	29,103	2,850
Cimpress PLC*	8,181	545
CompX International, Inc.†	1,025	24
CoreCivic, Inc.*	48,475	926
Deluxe Corp.	20,886	466
Ennis, Inc.	11,524	208
Enviri Corp.*	34,660	621
GEO Group (The), Inc.*	62,149	1,002
Healthcare Services Group, Inc.*	33,375	638
HNI Corp.	29,313	1,232
Interface, Inc.	26,705	746
Liquidity Services, Inc.*	11,001	334
MillerKnoll, Inc.	31,101	569
Mobile Infrastructure Corp.* †	4,500	12
Montrose Environmental Group, Inc.*	15,121	376
NL Industries, Inc.	4,175	23
OPENLANE, Inc.*	49,341	1,469
Perma-Fix Environmental Services, Inc.* †	8,033	101
EQUITY FUNDS 123 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Commercial Services & Supplies – 1.4%continued
Pitney Bowes, Inc.	73,825	$780
Quad/Graphics, Inc.	14,398	90
UniFirst Corp.	6,807	1,313
Vestis Corp.	55,360	369
Virco Mfg. Corp.†	5,196	33
		19,379
Communications Equipment – 0.9%
ADTRAN Holdings, Inc.*	35,099	305
Applied Optoelectronics, Inc.*	28,017	977
Aviat Networks, Inc.*	5,468	117
BK Technologies Corp.*	1,455	109
Calix, Inc.*	27,892	1,476
Clearfield, Inc.*	4,918	143
CommScope Holding Co., Inc.*	100,930	1,830
Digi International, Inc.*	16,781	727
Extreme Networks, Inc.*	60,604	1,009
Harmonic, Inc.*	51,086	505
Inseego Corp.* †	6,295	65
NETGEAR, Inc.*	12,978	318
NetScout Systems, Inc.*	32,301	874
Ribbon Communications, Inc.*	44,065	127
Viasat, Inc.*	57,524	1,982
Viavi Solutions, Inc.*	103,604	1,846
		12,410
Construction & Engineering – 2.3%
Ameresco, Inc., Class A*	14,517	425
Arcosa, Inc.	22,685	2,412
Argan, Inc.	6,277	1,967
Bowman Consulting Group Ltd.*	6,518	215
Centuri Holdings, Inc.*	36,365	918
Concrete Pumping Holdings, Inc.	11,268	76
Construction Partners, Inc., Class A*	21,701	2,356
Dycom Industries, Inc.*	13,067	4,415
Fluor Corp.*	74,560	2,955
Granite Construction, Inc.	20,455	2,359
Great Lakes Dredge & Dock Corp.*	31,418	412
IES Holdings, Inc.*	4,226	1,644
Legence Corp., Class A* †	17,514	754
Limbach Holdings, Inc.*	5,013	390
Matrix Service Co.*	12,822	150
MYR Group, Inc.*	7,200	1,573
NWPX Infrastructure, Inc.*	4,511	282
Orion Group Holdings, Inc.*	17,769	177
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Construction & Engineering – 2.3%continued
Primoris Services Corp.	25,054	$3,110
Southland Holdings, Inc.* †	7,443	25
Sterling Infrastructure, Inc.*	13,825	4,234
Tutor Perini Corp.	20,762	1,391
		32,240
Construction Materials – 0.2%
Knife River Corp.*	26,419	1,858
Smith-Midland Corp.* †	1,371	50
Titan America S.A.*	11,336	187
United States Lime & Minerals, Inc.	4,935	591
		2,686
Consumer Finance – 1.0%
Atlanticus Holdings Corp.*	2,485	167
Bread Financial Holdings, Inc.	21,439	1,587
Consumer Portfolio Services, Inc.* †	4,524	42
Dave, Inc.*	4,766	1,055
Encore Capital Group, Inc.*	10,399	565
Enova International, Inc.*	11,286	1,774
FirstCash Holdings, Inc.	18,492	2,947
Green Dot Corp., Class A*	25,324	325
Jefferson Capital, Inc.	4,223	94
LendingClub Corp.*	51,960	984
LendingTree, Inc.*	5,325	283
Medallion Financial Corp.†	8,198	84
Navient Corp.	30,678	399
Nelnet, Inc., Class A	5,287	703
NerdWallet, Inc., Class A*	19,197	260
Oportun Financial Corp.*	18,473	98
OppFi, Inc.†	11,688	122
PRA Group, Inc.* †	17,347	307
PROG Holdings, Inc.	17,876	527
Regional Management Corp.	4,305	167
Upstart Holdings, Inc.* †	39,331	1,720
Vroom, Inc.*	560	11
World Acceptance Corp.*	1,379	194
		14,415
Consumer Staples Distribution & Retail – 0.4%
Andersons (The), Inc.	15,106	803
Chefs' Warehouse (The), Inc.*	16,795	1,047
Grocery Outlet Holding Corp.* †	42,840	433
HF Foods Group, Inc.*	18,958	41
Ingles Markets, Inc., Class A	6,941	476
NORTHERN FUNDS QUARTERLY REPORT  124 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Consumer Staples Distribution & Retail – 0.4%continued
Natural Grocers by Vitamin Cottage, Inc.	6,011	$151
PriceSmart, Inc.	11,988	1,470
United Natural Foods, Inc.*	27,746	934
Village Super Market, Inc., Class A	4,392	155
Weis Markets, Inc.	6,551	420
		5,930
Containers & Packaging – 0.2%
Ardagh Metal Packaging S.A.	65,890	270
Greif, Inc., Class A	11,926	808
Greif, Inc., Class B	2,251	168
Myers Industries, Inc.	17,245	323
O-I Glass, Inc.*	71,285	1,052
Ranpak Holdings Corp.*	23,165	125
TriMas Corp.	15,092	535
		3,281
Distributors – 0.1%
GigaCloud Technology, Inc., Class A*	11,240	442
Gold.com, Inc.	9,012	307
Weyco Group, Inc.	2,890	88
		837
Diversified Consumer Services – 1.1%
Adtalem Global Education, Inc.*	16,559	1,713
American Public Education, Inc.*	8,039	304
Carriage Services, Inc.	6,647	281
Coursera, Inc.*	67,503	497
Driven Brands Holdings, Inc.* †	27,826	412
European Wax Center, Inc., Class A*	15,106	54
Frontdoor, Inc.*	34,227	1,975
Graham Holdings Co., Class B	1,482	1,628
KinderCare Learning Cos., Inc.*	15,729	68
Laureate Education, Inc.*	59,469	2,002
Lincoln Educational Services Corp.*	14,002	338
Matthews International Corp., Class A	14,060	367
McGraw Hill, Inc.* †	13,366	221
Mister Car Wash, Inc.*	43,962	244
Nerdy, Inc.* †	28,165	29
OneSpaWorld Holdings Ltd.	46,889	973
Perdoceo Education Corp.	30,876	906
Phoenix Education Partners, Inc.* †	2,474	75
Strategic Education, Inc.	10,702	858
Stride, Inc.*	19,674	1,278
Udemy, Inc.* †	42,409	248
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Diversified Consumer Services – 1.1%continued
Universal Technical Institute, Inc.*	21,223	$555
Zspace, Inc.* †	19,166	9
		15,035
Diversified Real Estate Investment Trusts – 0.5%
Alexander & Baldwin, Inc.	34,270	707
Alpine Income Property Trust, Inc.	5,948	99
American Assets Trust, Inc.	24,430	463
Armada Hoffler Properties, Inc.	37,559	249
Broadstone Net Lease, Inc.	87,483	1,520
CTO Realty Growth, Inc.	14,307	263
Essential Properties Realty Trust, Inc.†	91,965	2,728
Gladstone Commercial Corp.	21,682	231
Global Net Lease, Inc.	92,067	792
Modiv Industrial, Inc.	4,811	69
NexPoint Diversified Real Estate Trust†	16,984	65
		7,186
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,266	115
ATN International, Inc.†	4,162	95
Bandwidth, Inc., Class A*	13,675	211
Cogent Communications Holdings, Inc.†	22,890	493
Globalstar, Inc.*	23,358	1,426
IDT Corp., Class B	7,709	395
Liberty Latin America Ltd., Class A*	12,069	89
Liberty Latin America Ltd., Class C*	57,447	429
Lumen Technologies, Inc.*	444,982	3,458
Shenandoah Telecommunications Co.†	23,941	277
Uniti Group, Inc.* †	78,376	549
		7,537
Electric Utilities – 0.9%
Genie Energy Ltd., Class B	10,396	143
Hawaiian Electric Industries, Inc.*	80,747	993
MGE Energy, Inc.	17,006	1,334
Oklo, Inc.* †	50,364	3,614
Otter Tail Corp.	17,772	1,436
Portland General Electric Co.	52,895	2,538
TXNM Energy, Inc. (New York Stock Exchange)	47,040	2,770
		12,828
Electrical Equipment – 2.4%
Allient, Inc.	6,771	364
American Superconductor Corp.*	19,885	572
Amprius Technologies, Inc.*	51,560	407
EQUITY FUNDS 125 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Electrical Equipment – 2.4%continued
Array Technologies, Inc.*	69,115	$637
Atkore, Inc.	15,452	977
Bloom Energy Corp., Class A*	101,561	8,825
EnerSys	17,440	2,559
Enovix Corp.* †	77,759	568
Eos Energy Enterprises, Inc.* †	143,161	1,641
Fluence Energy, Inc.* †	28,998	574
Hyliion Holdings Corp.* †	61,156	113
KULR Technology Group, Inc.* †	18,103	54
LSI Industries, Inc.	12,536	230
NANO Nuclear Energy, Inc.* †	18,785	451
Net Power, Inc.* †	15,125	34
Nextpower, Inc., Class A*	67,968	5,921
NuScale Power Corp.* †	58,132	824
Plug Power, Inc.* †	522,525	1,029
Powell Industries, Inc.	4,455	1,420
Power Solutions International, Inc.*	3,891	222
Preformed Line Products Co.	1,226	253
Shoals Technologies Group, Inc., Class A*	76,682	652
SKYX Platforms Corp.* †	34,340	75
SunPower, Inc.* †	28,812	45
Sunrun, Inc.*	104,358	1,920
T1 Energy, Inc.* †	59,902	400
Thermon Group Holdings, Inc.*	15,441	574
Vicor Corp.*	10,813	1,185
		32,526
Electronic Equipment, Instruments & Components – 3.3%
908 Devices, Inc.* †	12,831	67
Advanced Energy Industries, Inc.	17,584	3,682
Aeva Technologies, Inc.* †	16,718	222
Arlo Technologies, Inc.*	45,292	634
Badger Meter, Inc.	13,725	2,394
Bel Fuse, Inc., Class A	802	122
Bel Fuse, Inc., Class B	4,891	830
Belden, Inc.	18,095	2,109
Benchmark Electronics, Inc.	16,336	698
Climb Global Solutions, Inc.	1,836	189
CTS Corp.	13,099	561
Daktronics, Inc.*	18,037	357
ePlus, Inc.	12,253	1,075
Evolv Technologies Holdings, Inc.*	69,645	499
Fabrinet*	16,822	7,659
Frequency Electronics, Inc.* †	3,298	178
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Electronic Equipment, Instruments & Components – 3.3%continued
Insight Enterprises, Inc.*	13,433	$1,094
Itron, Inc.*	20,988	1,949
Kimball Electronics, Inc.*	11,660	324
Knowles Corp.*	39,357	843
Methode Electronics, Inc.(2) †	15,765	105
MicroVision, Inc.* †	147,083	122
Mirion Technologies, Inc.*	111,156	2,603
M-Tron Industries, Inc.*	1,283	68
Napco Security Technologies, Inc.	15,761	657
Neonode, Inc.* †	2,370	4
nLight, Inc.*	21,883	821
Novanta, Inc.*	16,677	1,984
OSI Systems, Inc.* †	7,520	1,918
Ouster, Inc.*	25,409	550
PC Connection, Inc.	5,204	301
Plexus Corp.*	12,573	1,848
Powerfleet, Inc. NJ*	58,614	312
Richardson Electronics Ltd.	5,738	62
Rogers Corp.*	8,254	756
Sanmina Corp.*	24,377	3,658
ScanSource, Inc.*	10,447	408
TTM Technologies, Inc.*	47,677	3,290
Vishay Intertechnology, Inc.	55,463	804
Vishay Precision Group, Inc.*	5,726	220
Vuzix Corp.* †	30,259	114
		46,091
Energy Equipment & Services – 1.7%
Archrock, Inc.	80,792	2,102
Atlas Energy Solutions, Inc.†	36,887	348
Borr Drilling Ltd.* †	124,529	502
Bristow Group, Inc.*	12,886	472
Cactus, Inc., Class A	31,877	1,456
Core Laboratories, Inc.	21,990	353
DMC Global, Inc.*	9,149	61
Energy Services of America Corp.†	6,191	51
Expro Group Holdings N.V.*	40,496	541
Flowco Holdings, Inc., Class A	9,987	187
Forum Energy Technologies, Inc.*	4,835	179
Helix Energy Solutions Group, Inc.*	62,807	394
Helmerich & Payne, Inc.	44,493	1,276
Innovex International, Inc.*	18,109	396
Kodiak Gas Services, Inc.	38,937	1,456
Liberty Energy, Inc.	72,706	1,342
Mammoth Energy Services, Inc.*	12,040	22
NORTHERN FUNDS QUARTERLY REPORT  126 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Energy Equipment & Services – 1.7%continued
Nabors Industries Ltd.*	6,721	$365
National Energy Services Reunited Corp.*	28,321	444
Natural Gas Services Group, Inc.	4,944	166
Noble Corp. PLC	58,273	1,646
Oceaneering International, Inc.*	46,444	1,116
Oil States International, Inc.*	25,244	171
Patterson-UTI Energy, Inc.	159,241	973
ProFrac Holding Corp., Class A*	13,955	54
ProPetro Holding Corp.*	35,869	341
Ranger Energy Services, Inc., Class A	9,751	136
RPC, Inc.	42,475	231
SEACOR Marine Holdings, Inc.* †	10,501	63
Seadrill Ltd.*	28,794	996
Select Water Solutions, Inc.	44,149	464
Solaris Energy Infrastructure, Inc.	19,694	905
TETRA Technologies, Inc.*	58,986	553
Tidewater, Inc.*	22,637	1,143
Transocean Ltd.*	433,100	1,789
Valaris Ltd.*	28,762	1,450
		24,144
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A* †	246,862	385
Atlanta Braves Holdings, Inc., Class A*	3,263	139
Atlanta Braves Holdings, Inc., Class C*	21,148	834
Cinemark Holdings, Inc.	47,795	1,111
CuriosityStream, Inc.	20,071	76
Eventbrite, Inc., Class A*	34,908	155
Gaia, Inc.*	9,305	34
Golden Matrix Group, Inc.*	11,734	9
IMAX Corp.*	20,021	740
Lionsgate Studios Corp.*	95,843	875
Madison Square Garden Entertainment Corp.*	18,363	990
Marcus (The) Corp.	10,939	170
Playstudios, Inc.*	59,804	39
Playtika Holding Corp.	23,141	91
Reservoir Media, Inc.* †	9,597	73
Sphere Entertainment Co.* †	12,910	1,227
Starz Entertainment Corp.*	5,447	64
Vivid Seats, Inc., Class A* †	1,015	7
		7,019
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Financial Services – 2.1%
Acacia Research Corp.*	16,284	$61
Alerus Financial Corp.	11,110	250
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,091	584
Better Home & Finance Holding Co.* †	2,297	75
Burford Capital Ltd.	92,167	822
Cannae Holdings, Inc.	22,377	352
Cantaloupe, Inc.*	25,864	275
Cass Information Systems, Inc.	5,733	238
Compass Diversified Holdings	33,262	160
Enact Holdings, Inc.	13,240	525
Essent Group Ltd.	44,232	2,876
EVERTEC, Inc.	29,487	858
Federal Agricultural Mortgage Corp., Class C	4,269	749
Finance of America Cos., Inc., Class A*	2,047	50
Flywire Corp.*	53,909	763
HA Sustainable Infrastructure Capital, Inc.	56,704	1,782
International Money Express, Inc.*	13,105	201
Jackson Financial, Inc., Class A	32,310	3,446
loanDepot, Inc., Class A*	36,323	75
Marqeta, Inc., Class A*	167,250	794
Merchants Bancorp	12,243	417
NCR Atleos Corp.*	33,764	1,287
NewtekOne, Inc.†	9,395	107
NMI Holdings, Inc.*	36,145	1,474
Onity Group, Inc.*	3,220	147
Pagseguro Digital Ltd., Class A	81,970	790
Payoneer Global, Inc.*	127,355	716
Paysafe Ltd.*	13,695	111
Paysign, Inc.*	16,593	85
PennyMac Financial Services, Inc.	13,684	1,804
Priority Technology Holdings, Inc.*	11,721	64
Radian Group, Inc.	62,684	2,256
Remitly Global, Inc.*	78,909	1,089
Repay Holdings Corp.*	32,250	118
Security National Financial Corp., Class A*	7,313	66
Sezzle, Inc.* †	7,538	478
StoneCo Ltd., Class A*	115,896	1,714
SWK Holdings Corp.†	1,549	27
Triller Group, Inc.* †	24,866	1
Velocity Financial, Inc.*	5,499	114
EQUITY FUNDS 127 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Financial Services – 2.1%continued
Walker & Dunlop, Inc.	15,124	$910
Waterstone Financial, Inc.	7,567	125
		28,836
Food Products – 0.7%
Alico, Inc.†	2,677	97
B&G Foods, Inc.†	37,911	163
Beyond Meat, Inc.* †	189,729	156
BRC, Inc., Class A* †	53,047	59
Calavo Growers, Inc.	7,892	172
Cal-Maine Foods, Inc.	20,431	1,626
Dole PLC	39,177	587
Forafric Global PLC* †	1,760	19
Fresh Del Monte Produce, Inc.	15,739	561
Hain Celestial Group (The), Inc.*	51,803	55
J&J Snack Foods Corp.	7,344	664
John B. Sanfilippo & Son, Inc.	3,446	243
Lifeway Foods, Inc.* †	2,582	63
Limoneira Co.	8,146	103
Mama's Creations, Inc.*	17,354	234
Marzetti (The) Co.	9,269	1,524
Mission Produce, Inc.*	20,045	233
Seneca Foods Corp., Class A*	2,171	240
Simply Good Foods (The) Co.*	42,472	853
SunOpta, Inc.*	45,022	171
Tootsie Roll Industries, Inc.	8,487	311
TreeHouse Foods, Inc.*	22,853	539
Utz Brands, Inc.	34,037	353
Vital Farms, Inc.*	15,721	502
Westrock Coffee Co.* †	17,048	69
		9,597
Gas Utilities – 1.0%
Brookfield Infrastructure Corp., Class A†	56,274	2,555
Chesapeake Utilities Corp.	10,816	1,349
New Jersey Resources Corp.	47,224	2,178
Northwest Natural Holding Co.	19,225	899
ONE Gas, Inc.	27,998	2,163
RGC Resources, Inc.†	4,141	88
Southwest Gas Holdings, Inc.	30,248	2,420
Spire, Inc.	27,270	2,255
		13,907
Ground Transportation – 0.3%
ArcBest Corp.	10,677	792
Covenant Logistics Group, Inc.	7,082	156
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Ground Transportation – 0.3%continued
FTAI Infrastructure, Inc.	51,178	$236
Heartland Express, Inc.	19,046	172
Hertz Global Holdings, Inc.* †	54,915	282
Marten Transport Ltd.	26,292	299
PAMT CORP.* †	2,912	35
Proficient Auto Logistics, Inc.*	11,894	115
RXO, Inc.*	74,678	944
Universal Logistics Holdings, Inc.†	2,391	37
Werner Enterprises, Inc.	28,227	847
		3,915
Health Care Equipment & Supplies – 2.6%
Accuray, Inc.*	51,318	42
Acme United Corp.†	1,711	69
Alphatec Holdings, Inc.*	54,805	1,153
AngioDynamics, Inc.*	18,262	235
Anteris Technologies Global Corp.* †	16,262	81
Artivion, Inc.*	19,574	893
AtriCure, Inc.*	22,361	885
Avanos Medical, Inc.*	21,862	246
Axogen, Inc.*	20,481	670
Beta Bionics, Inc.* †	18,456	562
Bioventus, Inc., Class A*	22,242	165
Butterfly Network, Inc.* †	93,232	354
CapsoVision, Inc.*	2,287	24
Carlsmed, Inc.* †	3,622	45
Ceribell, Inc.*	12,333	270
Cerus Corp.*	80,231	165
ClearPoint Neuro, Inc.* †	12,302	168
CONMED Corp.	14,173	575
CVRx, Inc.*	8,658	61
Delcath Systems, Inc.*	14,009	142
Electromed, Inc.*	3,409	99
Embecta Corp.	26,153	311
Enovis Corp.*	26,118	696
Glaukos Corp.*	25,870	2,921
Haemonetics Corp.*	22,393	1,795
ICU Medical, Inc.*	11,292	1,611
Inogen, Inc.* †	11,823	79
Integer Holdings Corp.*	15,856	1,244
Integra LifeSciences Holdings Corp.*	30,221	375
iRadimed Corp.	3,784	368
iRhythm Technologies, Inc.*	14,744	2,616
Kestra Medical Technologies Ltd.* †	9,279	246
KORU Medical Systems, Inc.*	21,744	126
NORTHERN FUNDS QUARTERLY REPORT  128 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Health Care Equipment & Supplies – 2.6%continued
Lantheus Holdings, Inc.*	30,954	$2,060
LeMaitre Vascular, Inc.	9,551	775
LENSAR, Inc.* †	4,509	52
LivaNova PLC*	25,454	1,566
Lucid Diagnostics, Inc.* †	52,725	57
Merit Medical Systems, Inc.*	27,036	2,383
Myomo, Inc.* †	3,179	3
Neogen Corp.*	102,787	719
Neuronetics, Inc.* †	17,301	24
NeuroPace, Inc.* †	11,309	175
Novocure Ltd.*	46,213	598
Omnicell, Inc.*	21,444	971
OraSure Technologies, Inc.*	28,010	68
Orthofix Medical, Inc.*	18,295	277
OrthoPediatrics Corp.*	7,159	127
Outset Medical, Inc.* †	9,104	34
PROCEPT BioRobotics Corp.*	25,133	791
Pro-Dex, Inc.* †	930	36
Pulmonx Corp.*	14,480	32
Pulse Biosciences, Inc.* †	8,243	113
QuidelOrtho Corp.*	31,917	912
RxSight, Inc.*	16,495	172
Sanara Medtech, Inc.*	1,617	38
SANUWAVE Health, Inc.* †	3,240	97
Semler Scientific, Inc.* †	6,855	105
Shoulder Innovations, Inc.*	2,701	39
SI-BONE, Inc.*	17,848	352
Sight Sciences, Inc.*	20,935	166
STAAR Surgical Co.*	22,721	525
Stereotaxis, Inc.*	30,944	71
Tactile Systems Technology, Inc.*	10,162	295
Tandem Diabetes Care, Inc.*	31,664	696
TransMedics Group, Inc.*	15,505	1,886
Treace Medical Concepts, Inc.*	19,524	48
UFP Technologies, Inc.*	3,441	764
Utah Medical Products, Inc.	1,436	80
Varex Imaging Corp.*	19,757	230
		36,629
Health Care Providers & Services – 3.2%
Accendra Health, Inc.*	38,727	108
AdaptHealth Corp.*	47,923	477
Addus HomeCare Corp.*	8,329	894
agilon health, Inc.*	154,917	107
AirSculpt Technologies, Inc.*	8,851	17
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Health Care Providers & Services – 3.2%continued
Alignment Healthcare, Inc.*	78,260	$1,546
AMN Healthcare Services, Inc.*	17,055	269
Ardent Health, Inc.*	10,851	96
Astrana Health, Inc.*	19,300	479
Aveanna Healthcare Holdings, Inc.*	32,601	266
BrightSpring Health Services, Inc.*	51,540	1,930
Brookdale Senior Living, Inc.*	108,493	1,171
Castle Biosciences, Inc.*	13,402	521
Clover Health Investments Corp.*	190,548	448
Community Health Systems, Inc.*	61,927	193
Concentra Group Holdings Parent, Inc.	53,669	1,056
CorVel Corp.*	13,356	904
Cross Country Healthcare, Inc.*	14,664	119
DocGo, Inc.*	52,427	46
Enhabit, Inc.*	23,210	214
Ensign Group (The), Inc.	26,178	4,560
Fulgent Genetics, Inc.*	9,826	258
GeneDx Holdings Corp.*	8,875	1,154
Guardant Health, Inc.*	56,470	5,768
Guardian Pharmacy Services, Inc., Class A*	10,370	312
HealthEquity, Inc.*	39,532	3,622
Hims & Hers Health, Inc.* †	95,646	3,106
Innovage Holding Corp.*	10,142	53
Joint (The) Corp.* †	6,689	58
LifeStance Health Group, Inc.*	78,050	549
Nano-X Imaging Ltd.* †	33,340	93
National HealthCare Corp.	5,863	804
National Research Corp.	6,173	116
NeoGenomics, Inc.*	58,885	692
Nutex Health, Inc.* †	1,619	266
Omada Health, Inc.* †	4,559	72
Oncology Institute (The), Inc.*	30,076	107
OPKO Health, Inc.*	194,109	245
Option Care Health, Inc.*	74,599	2,377
PACS Group, Inc.*	20,445	785
Pediatrix Medical Group, Inc.*	40,328	863
Pennant Group (The), Inc.*	15,326	431
Privia Health Group, Inc.*	54,286	1,287
Progyny, Inc.*	35,242	905
RadNet, Inc.*	31,560	2,252
SBC Medical Group Holdings, Inc.* †	3,051	13
Select Medical Holdings Corp.	49,139	730
Sonida Senior Living, Inc.*	2,809	92
EQUITY FUNDS 129 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Health Care Providers & Services – 3.2%continued
Strata Critical Medical, Inc.* †	30,534	$147
Surgery Partners, Inc.*	35,160	543
Talkspace, Inc.*	69,112	251
U.S. Physical Therapy, Inc.	6,852	535
Viemed Healthcare, Inc.*	16,257	121
		44,028
Health Care Real Estate Investment Trusts – 1.0%
American Healthcare REIT, Inc.	78,869	3,711
CareTrust REIT, Inc.	104,835	3,791
Community Healthcare Trust, Inc.	12,865	211
Diversified Healthcare Trust†	99,564	483
Global Medical REIT, Inc.	5,980	202
LTC Properties, Inc.	20,796	715
National Health Investors, Inc.	21,905	1,673
Sabra Health Care REIT, Inc.	109,875	2,081
Sila Realty Trust, Inc.	25,341	591
Strawberry Fields REIT, Inc.	3,956	52
Universal Health Realty Income Trust	6,080	238
		13,748
Health Care Technology – 0.3%
Claritev Corp.* †	3,570	153
Definitive Healthcare Corp.*	8,596	25
Evolent Health, Inc., Class A*	52,846	211
Health Catalyst, Inc.*	34,353	82
HealthStream, Inc.	10,545	243
HeartFlow, Inc.* †	9,455	276
LifeMD, Inc.*	18,468	63
OptimizeRx Corp.*	7,673	94
Phreesia, Inc.*	26,171	443
Schrodinger, Inc.*	26,847	480
Simulations Plus, Inc.*	8,138	148
Teladoc Health, Inc.*	81,016	567
TruBridge, Inc.*	4,690	104
Waystar Holding Corp.*	50,811	1,664
		4,553
Hotel & Resort Real Estate Investment Trusts – 0.6%
Apple Hospitality REIT, Inc.	103,110	1,222
Braemar Hotels & Resorts, Inc.	27,757	80
Chatham Lodging Trust†	23,388	159
DiamondRock Hospitality Co.	94,523	847
Pebblebrook Hotel Trust	53,580	607
RLJ Lodging Trust	62,253	464
Ryman Hospitality Properties, Inc.	28,589	2,705
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Hotel & Resort Real Estate Investment Trusts – 0.6%continued
Service Properties Trust	78,347	$144
Summit Hotel Properties, Inc.	47,105	229
Sunstone Hotel Investors, Inc.	83,232	744
Xenia Hotels & Resorts, Inc.	43,360	613
		7,814
Hotels, Restaurants & Leisure – 1.7%
Accel Entertainment, Inc.*	22,656	258
Bally's Corp.*	4,095	68
Biglari Holdings, Inc., Class B*	324	108
BJ's Restaurants, Inc.*	9,458	373
Black Rock Coffee Bar, Inc., Class A* †	8,156	181
Bloomin' Brands, Inc.	40,012	247
Brightstar Lottery PLC	47,993	743
Brinker International, Inc.*	20,498	2,942
Cheesecake Factory (The), Inc.†	21,344	1,077
Cracker Barrel Old Country Store, Inc.†	10,489	266
Dave & Buster's Entertainment, Inc.* †	11,976	194
Denny's Corp.*	24,600	153
Dine Brands Global, Inc.†	7,144	230
El Pollo Loco Holdings, Inc.*	12,341	129
First Watch Restaurant Group, Inc.*	26,136	394
Genius Sports Ltd.*	100,893	1,112
Global Business Travel Group I* †	62,241	476
Golden Entertainment, Inc.	9,125	248
Hilton Grand Vacations, Inc.*	28,523	1,276
Inspired Entertainment, Inc.*	11,682	109
Jack in the Box, Inc.†	8,015	152
Krispy Kreme, Inc.†	36,306	146
Kura Sushi U.S.A., Inc., Class A* †	2,979	156
Life Time Group Holdings, Inc.*	70,713	1,880
Lindblad Expeditions Holdings, Inc.*	17,694	255
Marriott Vacations Worldwide Corp.	12,741	735
Monarch Casino & Resort, Inc.	6,028	577
Nathan's Famous, Inc.	1,398	131
Navan, Inc., Class A* †	18,322	313
Papa John's International, Inc.	14,904	574
Portillo's, Inc., Class A* †	32,975	150
Pursuit Attractions and Hospitality, Inc.*	10,013	337
RCI Hospitality Holdings, Inc.†	4,275	102
Red Rock Resorts, Inc., Class A	22,794	1,412
Rush Street Interactive, Inc.*	41,945	815
Sabre Corp.*	180,196	245
Serve Robotics, Inc.* †	29,175	303
Shake Shack, Inc., Class A*	17,923	1,455
NORTHERN FUNDS QUARTERLY REPORT  130 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Hotels, Restaurants & Leisure – 1.7%continued
Six Flags Entertainment Corp.*	44,447	$682
Super Group SGHC Ltd.	73,557	879
Sweetgreen, Inc., Class A*	49,145	332
Target Hospitality Corp.*	15,621	125
United Parks & Resorts, Inc.*	12,274	446
Xponential Fitness, Inc., Class A*	13,396	110
		22,896
Household Durables – 1.6%
Bassett Furniture Industries, Inc.	4,214	71
Beazer Homes U.S.A., Inc.*	12,257	248
Cavco Industries, Inc.*	3,612	2,134
Century Communities, Inc.	11,918	707
Champion Homes, Inc.*	26,431	2,233
Cricut, Inc., Class A†	21,592	107
Dream Finders Homes, Inc., Class A*	13,050	223
Ethan Allen Interiors, Inc.	10,937	250
Flexsteel Industries, Inc.	1,767	70
Green Brick Partners, Inc.*	14,337	898
Hamilton Beach Brands Holding Co., Class A	2,540	42
Helen of Troy Ltd.*	11,005	234
Hovnanian Enterprises, Inc., Class A*	2,124	207
Installed Building Products, Inc.	10,775	2,795
KB Home	29,555	1,667
La-Z-Boy, Inc.	18,976	707
Legacy Housing Corp.*	4,239	83
Leggett & Platt, Inc.	63,059	694
LGI Homes, Inc.*	9,383	403
Lovesac (The) Co.*	6,714	99
M/I Homes, Inc.*	12,034	1,540
Meritage Homes Corp.	32,200	2,119
Sonos, Inc.*	55,540	975
Taylor Morrison Home Corp.*	44,432	2,616
Traeger, Inc.* †	3,324	4
Tri Pointe Homes, Inc.*	39,031	1,228
		22,354
Household Products – 0.3%
Central Garden & Pet Co.*	3,524	113
Central Garden & Pet Co., Class A*	23,658	690
Energizer Holdings, Inc.	28,521	567
Oil-Dri Corp. of America	4,735	232
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Household Products – 0.3%continued
Spectrum Brands Holdings, Inc.†	10,931	$646
WD-40 Co.	6,266	1,234
		3,482
Independent Power & Renewable Electricity Producers – 0.3%
Hallador Energy Co.*	14,338	273
Montauk Renewables, Inc.*	34,002	57
Ormat Technologies, Inc.	28,500	3,148
		3,478
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A†	10,911	391
Industrial Real Estate Investment Trusts – 0.4%
Industrial Logistics Properties Trust	25,393	141
Innovative Industrial Properties, Inc.	12,702	602
LXP Industrial Trust	27,155	1,346
One Liberty Properties, Inc.	8,647	175
Plymouth Industrial REIT, Inc.	19,404	425
Terreno Realty Corp.	47,343	2,779
		5,468
Insurance – 2.0%
Abacus Global Management, Inc.	18,432	158
American Coastal Insurance Corp.	11,816	149
American Integrity Insurance Group, Inc.* †	3,781	79
AMERISAFE, Inc.	8,950	344
Aspen Insurance Holdings Ltd., Class A*	7,334	272
Ategrity Specialty Holdings LLC*	3,252	68
Baldwin Insurance Group (The), Inc.*	33,494	805
Bowhead Specialty Holdings, Inc.*	8,170	233
Citizens, Inc.* †	20,948	101
CNO Financial Group, Inc.	45,011	1,912
Crawford & Co., Class A	8,194	92
Donegal Group, Inc., Class A	7,859	157
eHealth, Inc.*	13,710	63
Employers Holdings, Inc.	10,678	461
F&G Annuities & Life, Inc.	17,217	531
Fidelis Insurance Holdings Ltd.	26,339	515
Genworth Financial, Inc.*	189,720	1,713
GoHealth, Inc., Class A* †	7,115	15
Goosehead Insurance, Inc., Class A	10,844	799
Greenlight Capital Re Ltd., Class A*	12,289	179
Hamilton Insurance Group Ltd., Class B*	21,047	587
EQUITY FUNDS 131 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Insurance – 2.0%continued
HCI Group, Inc.	4,998	$958
Heritage Insurance Holdings, Inc.*	11,399	334
Hippo Holdings, Inc.*	8,381	252
Horace Mann Educators Corp.	18,906	873
Investors Title Co.	662	165
James River Group Holdings, Inc.	15,433	98
Kestrel Group Ltd.* †	1,318	14
Kingstone Cos., Inc.	5,326	90
Kingsway Financial Services, Inc.*	9,924	133
Lemonade, Inc.* †	27,987	1,992
MBIA, Inc.*	21,334	153
Mercury General Corp.	12,531	1,179
NI Holdings, Inc.*	3,700	49
Octave Specialty Group, Inc.*	17,941	140
Oscar Health, Inc., Class A*	91,799	1,319
Palomar Holdings, Inc.*	12,160	1,639
ProAssurance Corp.*	23,230	561
Root, Inc., Class A*	5,696	411
Safety Insurance Group, Inc.	6,715	523
Selective Insurance Group, Inc.	28,124	2,353
Selectquote, Inc.*	69,199	98
SiriusPoint Ltd.*	47,551	1,041
Skyward Specialty Insurance Group, Inc.*	16,472	842
Slide Insurance Holdings, Inc.* †	12,859	251
Stewart Information Services Corp.	12,837	902
Tiptree, Inc.	11,209	205
Trupanion, Inc.*	16,919	632
United Fire Group, Inc.	9,830	357
Universal Insurance Holdings, Inc.	11,999	406
		27,203
Interactive Media & Services – 0.5%
Angi, Inc.* †	15,752	204
Arena Group Holdings (The), Inc.* †	6,247	25
Bumble, Inc., Class A*	36,958	132
Cargurus, Inc.*	38,376	1,472
Cars.com, Inc.*	24,098	294
EverQuote, Inc., Class A*	13,861	374
fuboTV, Inc., Class A* †	152,175	384
Getty Images Holdings, Inc.* †	51,504	69
Grindr, Inc.*	16,094	218
MediaAlpha, Inc., Class A*	15,849	205
Nextdoor Holdings, Inc.*	95,370	200
QuinStreet, Inc.*	25,661	369
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Interactive Media & Services – 0.5%continued
Rumble, Inc.* †	47,680	$301
Shutterstock, Inc.	11,527	220
Teads Holding Co.*	17,759	13
Travelzoo*	3,053	22
TripAdvisor, Inc.* †	53,595	780
TrueCar, Inc.*	31,612	71
Webtoon Entertainment, Inc.* †	8,540	111
Yelp, Inc.*	27,741	843
Ziff Davis, Inc.*	18,554	652
ZipRecruiter, Inc., Class A* †	27,583	108
		7,067
IT Services – 0.6%
Applied Digital Corp.* †	110,460	2,708
ASGN, Inc.*	19,113	921
Backblaze, Inc., Class A*	24,996	117
BigBear.ai Holdings, Inc.* †	202,630	1,094
Commerce.com, Inc.*	33,899	140
Crexendo, Inc.*	7,788	50
CSP, Inc.†	3,812	48
DigitalOcean Holdings, Inc.*	31,505	1,516
Fastly, Inc., Class A*	64,663	658
Grid Dynamics Holdings, Inc.*	32,196	291
Hackett Group (The), Inc.†	11,734	230
Information Services Group, Inc.	17,580	102
Rackspace Technology, Inc.* †	27,110	26
TSS, Inc.* †	10,668	75
Tucows, Inc., Class A*	3,507	79
Unisys Corp.*	34,723	96
VTEX, Class A*	27,082	102
Whitefiber, Inc.* †	5,521	87
		8,340
Leisure Products – 0.4%
Acushnet Holdings Corp.	12,801	1,022
American Outdoor Brands, Inc.*	5,861	45
Clarus Corp.	14,054	47
Escalade, Inc.†	4,767	64
Funko, Inc., Class A*	21,682	74
JAKKS Pacific, Inc.	4,202	71
Johnson Outdoors, Inc., Class A	2,539	108
Latham Group, Inc.*	21,094	134
Malibu Boats, Inc., Class A*	8,165	230
Marine Products Corp.	4,859	43
MasterCraft Boat Holdings, Inc.*	6,726	127
NORTHERN FUNDS QUARTERLY REPORT  132 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Leisure Products – 0.4%continued
Peloton Interactive, Inc., Class A*	186,091	$1,146
Polaris, Inc.	24,908	1,575
Smith & Wesson Brands, Inc.	20,614	204
Sturm Ruger & Co., Inc.	6,317	206
Topgolf Callaway Brands Corp.*	60,302	704
		5,800
Life Sciences Tools & Services – 0.5%
10X Genomics, Inc., Class A*	51,015	832
Adaptive Biotechnologies Corp.*	69,348	1,126
Alpha Teknova, Inc.* †	5,375	20
Atlantic International Corp.*	7,123	9
Azenta, Inc.*	19,317	643
BioLife Solutions, Inc.*	19,553	473
Codexis, Inc.*	46,878	76
CryoPort, Inc.*	23,023	221
Cytek Biosciences, Inc.*	56,708	286
Fortrea Holdings, Inc.*	43,190	745
Ginkgo Bioworks Holdings, Inc.* †	18,510	154
Lifecore Biomedical, Inc.*	12,931	106
Maravai LifeSciences Holdings, Inc., Class A*	52,822	172
MaxCyte, Inc.*	54,802	85
Mesa Laboratories, Inc.	2,285	179
Niagen Bioscience, Inc.*	24,641	157
Omniab, Inc.(1) *	3,016	—
OmniAb, Inc.*	47,871	89
Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	—
Pacific Biosciences of California, Inc.* †	130,542	244
Personalis, Inc.* †	23,499	187
Quanterix Corp.*	20,995	134
Quantum-Si, Inc.* †	73,490	81
Standard BioTools, Inc.*	131,185	168
		6,187
Machinery – 3.7%
3D Systems Corp.* †	56,884	101
Aebi Schmidt Holding A.G.	17,747	224
AirJoule Technologies Corp.* †	12,512	49
Alamo Group, Inc.	4,736	795
Albany International Corp., Class A	13,476	683
Alliance Laundry Holdings, Inc.* †	20,893	425
Astec Industries, Inc.	10,425	452
Atmus Filtration Technologies, Inc.	39,042	2,027
Blue Bird Corp.*	14,489	681
CECO Environmental Corp.*	13,797	826
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Machinery – 3.7%continued
Chart Industries, Inc.*	21,086	$4,349
Columbus McKinnon Corp.	13,861	239
Douglas Dynamics, Inc.	10,816	353
Eastern (The) Co.	2,827	56
Energy Recovery, Inc.*	23,189	313
Enerpac Tool Group Corp.	24,376	932
Enpro, Inc.	9,766	2,091
ESCO Technologies, Inc.	12,024	2,349
Federal Signal Corp.	27,811	3,020
Franklin Electric Co., Inc.	18,161	1,735
Gencor Industries, Inc.*	4,925	64
Gorman-Rupp (The) Co.	9,792	468
Graham Corp.*	4,914	316
Greenbrier (The) Cos., Inc.	13,793	645
Helios Technologies, Inc.	15,309	819
Hillenbrand, Inc.	32,433	1,029
Hillman Solutions Corp.*	90,681	785
Hyster-Yale, Inc.	5,064	150
JBT Marel Corp.	24,363	3,671
Kadant, Inc.	5,435	1,549
Kennametal, Inc.	35,068	996
L.B. Foster Co., Class A*	4,758	128
Lindsay Corp.	4,966	585
Luxfer Holdings PLC	12,390	168
Manitowoc (The) Co., Inc.*	16,203	194
Mayville Engineering Co., Inc.*	5,939	111
Microvast Holdings, Inc.* †	93,846	263
Miller Industries, Inc.	5,186	194
Mueller Water Products, Inc., Class A	72,012	1,715
Omega Flex, Inc.	1,696	50
Palladyne AI Corp.* †	16,952	72
Park-Ohio Holdings Corp.	4,758	100
Proto Labs, Inc.*	10,824	548
REV Group, Inc.	22,634	1,376
Richtech Robotics, Inc., Class B* †	71,998	233
SPX Technologies, Inc.*	22,475	4,496
Standex International Corp.	5,597	1,216
Tennant Co.	8,417	620
Terex Corp.	29,739	1,587
Titan International, Inc.*	22,874	179
Trinity Industries, Inc.	36,945	977
Wabash National Corp.	19,300	167
EQUITY FUNDS 133 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Machinery – 3.7%continued
Watts Water Technologies, Inc., Class A	12,724	$3,512
Worthington Enterprises, Inc.	14,396	742
		51,425
Marine Transportation – 0.2%
Costamare Bulkers Holdings Ltd.* †	4,191	64
Costamare, Inc.	20,946	331
Genco Shipping & Trading Ltd.	14,540	268
Himalaya Shipping Ltd.* †	14,318	130
Matson, Inc.	14,712	1,818
Pangaea Logistics Solutions Ltd.	14,494	100
Safe Bulkers, Inc.	23,237	112
		2,823
Media – 1.0%
Advantage Solutions, Inc.* †	58,113	51
AMC Networks, Inc., Class A*	14,520	138
Boston Omaha Corp., Class A* †	10,554	130
Cable One, Inc.†	2,437	275
EchoStar Corp., Class A*	63,154	6,865
Emerald Holding, Inc.†	7,925	35
Entravision Communications Corp., Class A	31,678	93
EW Scripps (The) Co., Class A*	29,527	118
Gambling.com Group Ltd.*	7,791	42
Gray Media, Inc.	41,506	201
Ibotta, Inc., Class A*	7,041	160
iHeartMedia, Inc., Class A*	56,536	235
John Wiley & Sons, Inc., Class A	18,549	568
Magnite, Inc.*	64,330	1,044
National CineMedia, Inc.†	30,998	121
Newsmax, Inc.* †	22,322	172
Nexxen International Ltd.*	14,156	93
Optimum Communications, Inc., Class A*	114,445	189
PubMatic, Inc., Class A*	17,265	153
Scholastic Corp.	9,584	284
Sinclair, Inc.	18,216	279
Stagwell, Inc.*	49,653	243
TechTarget, Inc.*	12,882	70
TEGNA, Inc.	74,139	1,439
Thryv Holdings, Inc.*	15,302	93
U.S.A. TODAY Co., Inc.*	63,328	326
		13,417
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Metals & Mining – 2.3%
Alpha Metallurgical Resources, Inc.*	5,378	$1,075
American Battery Technology Co.* †	53,817	180
Caledonia Mining Corp. PLC	7,836	205
Century Aluminum Co.*	24,372	955
Coeur Mining, Inc.*	296,941	5,294
Commercial Metals Co.	51,937	3,595
Compass Minerals International, Inc.* †	16,398	322
Constellium S.E.*	63,096	1,189
Contango ORE, Inc.*	5,083	134
Critical Metals Corp.* †	22,422	156
Dakota Gold Corp.*	39,808	226
Ferroglobe PLC	55,865	259
Friedman Industries, Inc.	3,448	71
Hecla Mining Co.	295,009	5,661
Idaho Strategic Resources, Inc.*	6,625	267
Ivanhoe Electric, Inc.*	49,563	792
Kaiser Aluminum Corp.	7,433	854
Lifezone Metals Ltd.*	13,284	57
Materion Corp.	9,625	1,196
Metallus, Inc.*	17,289	297
NioCorp. Developments Ltd.* †	50,869	269
Novagold Resources, Inc.*	141,279	1,317
Olympic Steel, Inc.	4,883	209
Perpetua Resources Corp.* †	39,349	953
Ramaco Resources, Inc., Class A*	19,378	349
Ryerson Holding Corp.†	12,799	322
SSR Mining, Inc.*	94,099	2,063
SunCoke Energy, Inc.	40,186	289
Tredegar Corp.*	12,553	90
U.S. Gold Corp.* †	5,404	105
U.S. Goldmining, Inc.* †	1,043	9
U.S.A. Rare Earth, Inc., Class A* †	41,597	495
United States Antimony Corp.*	56,507	284
Vox Royalty Corp.	26,699	126
Warrior Met Coal, Inc.	24,369	2,149
Worthington Steel, Inc.	14,928	517
		32,331
Mortgage Real Estate Investment Trusts – 0.8%
ACRES Commercial Realty Corp.*	2,819	60
Adamas Trust, Inc.	39,947	292
Advanced Flower Capital, Inc.	5,714	16
Angel Oak Mortgage REIT, Inc.	6,431	55
Apollo Commercial Real Estate Finance, Inc.	63,716	617
NORTHERN FUNDS QUARTERLY REPORT  134 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Mortgage Real Estate Investment Trusts – 0.8%continued
Arbor Realty Trust, Inc.†	90,293	$701
Ares Commercial Real Estate Corp.†	24,293	116
ARMOUR Residential REIT, Inc.†	53,186	941
Blackstone Mortgage Trust, Inc., Class A	73,300	1,402
BrightSpire Capital, Inc.†	60,518	339
Chicago Atlantic Real Estate Finance, Inc.†	8,554	105
Chimera Investment Corp.†	37,558	467
Claros Mortgage Trust, Inc.*	43,605	133
Dynex Capital, Inc.	69,187	969
Ellington Financial, Inc.	46,280	628
Franklin BSP Realty Trust, Inc.	36,898	370
Invesco Mortgage Capital, Inc.†	31,824	268
KKR Real Estate Finance Trust, Inc.	26,959	222
Ladder Capital Corp.	52,012	572
Lument Finance Trust, Inc.	21,851	31
MFA Financial, Inc.	46,596	434
Nexpoint Real Estate Finance, Inc.†	3,657	52
Orchid Island Capital, Inc.†	72,355	521
PennyMac Mortgage Investment Trust	39,593	497
Ready Capital Corp.†	72,456	158
Redwood Trust, Inc.	59,203	327
Rithm Property Trust, Inc.	3,135	52
Seven Hills Realty Trust	10,446	93
Sunrise Realty Trust, Inc.†	5,330	50
TPG Mortgage Investment Trust, Inc.†	13,532	115
TPG RE Finance Trust, Inc.	31,874	274
Two Harbors Investment Corp.	49,127	516
		11,393
Multi-Utilities – 0.4%
Avista Corp.	37,560	1,448
Black Hills Corp.	34,194	2,374
Northwestern Energy Group, Inc.	28,865	1,863
TXNM Energy, Inc.(1) *	50,000	—
Unitil Corp.	8,491	411
		6,096
Office Real Estate Investment Trusts – 0.5%
Brandywine Realty Trust†	84,029	245
City Office REIT, Inc.	18,302	128
COPT Defense Properties	52,553	1,461
Douglas Emmett, Inc.	74,223	816
Easterly Government Properties, Inc.	19,177	406
Empire State Realty Trust, Inc., Class A	63,236	412
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Office Real Estate Investment Trusts – 0.5%continued
Franklin Street Properties Corp.	39,152	$37
Hudson Pacific Properties, Inc.*	23,585	255
JBG SMITH Properties†	28,372	483
NET Lease Office Properties	7,098	183
Peakstone Realty Trust	17,342	249
Piedmont Realty Trust, Inc.	59,202	494
Postal Realty Trust, Inc., Class A	10,737	173
SL Green Realty Corp.	33,127	1,520
		6,862
Oil, Gas & Consumable Fuels – 3.0%
Ardmore Shipping Corp.	16,389	174
BKV Corp.*	10,158	276
California Resources Corp.	36,806	1,646
Calumet, Inc.*	32,574	647
Centrus Energy Corp., Class A* †	7,826	1,900
Clean Energy Fuels Corp.*	81,902	172
CNX Resources Corp.*	60,958	2,241
Comstock Resources, Inc.*	34,112	791
Core Natural Resources, Inc.	23,537	2,083
Crescent Energy Co., Class A	110,724	929
CVR Energy, Inc.*	14,016	357
Delek U.S. Holdings, Inc.	27,591	818
DHT Holdings, Inc.	62,205	760
Diversified Energy Co.	29,313	424
Dorian LPG Ltd.	17,531	427
Empire Petroleum Corp.* †	8,713	26
Encore Energy Corp.* †	86,560	215
Energy Fuels, Inc.* †	105,741	1,537
Epsilon Energy Ltd.	9,285	43
Evolution Petroleum Corp.	14,706	52
Excelerate Energy, Inc., Class A	10,841	304
FLEX LNG Ltd.* †	14,746	368
FutureFuel Corp.	13,512	43
Gevo, Inc.* †	109,797	220
Golar LNG Ltd.	45,079	1,677
Granite Ridge Resources, Inc.	25,432	120
Green Plains, Inc.*	32,343	317
Gulfport Energy Corp.*	7,340	1,527
HighPeak Energy, Inc.†	12,759	60
Infinity Natural Resources, Inc., Class A*	7,203	106
International Seaways, Inc.	18,460	896
Kinetik Holdings, Inc.†	20,239	730
Kolibri Global Energy, Inc.* †	14,089	55
EQUITY FUNDS 135 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Oil, Gas & Consumable Fuels – 3.0%continued
Kosmos Energy Ltd.* †	232,454	$211
Lightbridge Corp.* †	12,888	163
Magnolia Oil & Gas Corp., Class A	83,576	1,829
Murphy Oil Corp.	62,453	1,952
NACCO Industries, Inc., Class A	2,009	99
Navigator Holdings Ltd.	15,287	265
New Fortress Energy, Inc.* †	72,184	82
NextDecade Corp.* †	63,197	333
NextNRG, Inc.* †	24,132	35
Nordic American Tankers Ltd.	96,359	331
Northern Oil & Gas, Inc.†	44,904	964
OPAL Fuels, Inc., Class A* †	10,629	25
Par Pacific Holdings, Inc.*	23,441	824
PBF Energy, Inc., Class A	38,500	1,044
Peabody Energy Corp.	57,176	1,698
Prairie Operating Co.* †	16,784	28
PrimeEnergy Resources Corp.* †	200	34
REX American Resources Corp.*	13,488	436
Riley Exploration Permian, Inc.	7,066	187
Sable Offshore Corp.* †	34,362	310
SandRidge Energy, Inc.	16,916	244
Scorpio Tankers, Inc.	21,048	1,070
SFL Corp. Ltd.	57,158	446
SM Energy Co.	52,417	980
Summit Midstream Corp.*	4,677	125
Talos Energy, Inc.*	60,988	672
Teekay Corp. Ltd.	24,797	224
Teekay Tankers Ltd., Class A	10,939	584
Uranium Energy Corp.*	221,062	2,582
VAALCO Energy, Inc.	48,489	177
Verde Clean Fuels, Inc.* †	4,407	9
Vitesse Energy, Inc.†	13,805	266
W&T Offshore, Inc.†	46,725	76
World Kinect Corp.	24,667	578
XCF Global, Inc., Class A* †	21,918	6
		40,830
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,421	129
Magnera Corp.* †	15,675	238
Sylvamo Corp.	16,037	772
		1,139
Passenger Airlines – 0.5%
Allegiant Travel Co.*	6,818	581
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Passenger Airlines – 0.5%continued
flyExclusive, Inc.* †	2,844	$12
Frontier Group Holdings, Inc.*	39,234	185
JetBlue Airways Corp.*	135,475	617
Joby Aviation, Inc.*	226,387	2,988
SkyWest, Inc.*	18,687	1,876
Sun Country Airlines Holdings, Inc.*	23,818	343
		6,602
Personal Care Products – 0.2%
Beauty Health (The) Co.* †	54,661	76
Edgewell Personal Care Co.	20,520	350
FitLife Brands, Inc.*	2,203	36
Herbalife Ltd.*	47,595	613
Honest (The) Co., Inc.* †	43,724	113
Interparfums, Inc.	8,379	711
Lifevantage Corp.	5,049	31
Medifast, Inc.* †	5,094	54
Nature's Sunshine Products, Inc.*	7,548	163
Nu Skin Enterprises, Inc., Class A	23,129	223
Olaplex Holdings, Inc.*	56,100	75
USANA Health Sciences, Inc.*	4,415	87
Waldencast PLC, Class A*	20,301	38
		2,570
Pharmaceuticals – 2.6%
Aardvark Therapeutics, Inc.*	5,794	76
Aclaris Therapeutics, Inc.*	42,210	127
Alumis, Inc.*	25,708	251
Amneal Pharmaceuticals, Inc.*	69,527	876
Amphastar Pharmaceuticals, Inc.*	16,562	444
Amylyx Pharmaceuticals, Inc.*	40,857	494
ANI Pharmaceuticals, Inc.*	8,365	660
Aquestive Therapeutics, Inc.* †	48,961	316
Arvinas, Inc.*	30,790	365
Atea Pharmaceuticals, Inc.* †	31,108	111
Avadel Pharmaceuticals PLC*	41,290	890
Axsome Therapeutics, Inc.*	19,127	3,493
BioAge Labs, Inc.* †	11,244	149
Biote Corp., Class A*	18,152	47
Collegium Pharmaceutical, Inc.*	14,757	683
CorMedix, Inc.* †	34,716	404
Crinetics Pharmaceuticals, Inc.*	41,753	1,944
Edgewise Therapeutics, Inc.*	31,549	783
Enliven Therapeutics, Inc.*	17,524	270
Esperion Therapeutics, Inc.* †	108,135	400
NORTHERN FUNDS QUARTERLY REPORT  136 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Pharmaceuticals – 2.6%continued
Eton Pharmaceuticals, Inc.*	11,836	$200
Evolus, Inc.*	24,647	164
EyePoint, Inc.*	34,761	635
Fulcrum Therapeutics, Inc.*	20,785	235
Harmony Biosciences Holdings, Inc.*	20,136	753
Harrow, Inc.* †	14,387	705
Indivior PLC*	56,698	2,034
Innoviva, Inc.*	28,642	573
Journey Medical Corp.* †	5,901	46
LB Pharmaceuticals, Inc.* †	8,816	196
LENZ Therapeutics, Inc.* †	7,591	121
Ligand Pharmaceuticals, Inc.*	9,018	1,705
Liquidia Corp.*	29,777	1,027
Maze Therapeutics, Inc.*	9,991	414
MBX Biosciences, Inc.* †	13,145	415
MediWound Ltd.* †	5,071	94
Mind Medicine MindMed, Inc.*	43,109	577
Nuvation Bio, Inc.* †	113,489	1,017
Ocular Therapeutix, Inc.*	86,065	1,045
Omeros Corp.* †	29,218	502
Pacira BioSciences, Inc.*	20,299	525
Phathom Pharmaceuticals, Inc.* †	17,657	293
Phibro Animal Health Corp., Class A	9,691	362
Prestige Consumer Healthcare, Inc.*	22,796	1,406
Rapport Therapeutics, Inc.*	13,077	397
Septerna, Inc.* †	10,329	288
SIGA Technologies, Inc.	19,707	120
Supernus Pharmaceuticals, Inc.*	25,109	1,248
Tarsus Pharmaceuticals, Inc.*	18,262	1,495
Terns Pharmaceuticals, Inc.*	39,549	1,598
Theravance Biopharma, Inc.*	17,592	329
Third Harmonic Bio, Inc.(1) * †	11,686	—
Trevi Therapeutics, Inc.*	41,282	517
Tvardi Therapeutics, Inc.*	5,063	22
WaVe Life Sciences Ltd.*	53,676	912
Xeris Biopharma Holdings, Inc.*	69,582	546
Zevra Therapeutics, Inc.*	25,544	229
		35,528
Professional Services – 1.7%
Alight, Inc., Class A	197,153	384
Asure Software, Inc.*	10,357	98
Barrett Business Services, Inc.	11,243	407
BlackSky Technology, Inc.* †	14,671	275
CBIZ, Inc.*	22,725	1,146
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Professional Services – 1.7%continued
Conduent, Inc.*	73,755	$142
CRA International, Inc.	3,030	608
CSG Systems International, Inc.	12,930	992
Exponent, Inc.	23,461	1,630
Falcon's Beyond Global, Inc., Class A* †	6,626	99
First Advantage Corp.*	35,976	523
Forrester Research, Inc.* †	7,001	57
Franklin Covey Co.*	5,736	96
HireQuest, Inc.†	2,737	29
Huron Consulting Group, Inc.*	7,964	1,377
IBEX Holdings Ltd.*	4,561	174
ICF International, Inc.	8,394	716
Innodata, Inc.* †	14,030	715
Insperity, Inc.	16,456	637
Kelly Services, Inc., Class A	14,211	125
Kforce, Inc.	8,720	270
Korn Ferry	24,459	1,615
Legalzoom.com, Inc.*	60,436	600
Maximus, Inc.	26,171	2,259
Mistras Group, Inc.*	6,747	85
Planet Labs PBC*	110,391	2,177
RCM Technologies, Inc.*	2,537	52
Resolute Holdings Management, Inc.* †	2,007	414
Resources Connection, Inc.	15,507	78
Skillsoft Corp.* †	2,139	20
Spire Global, Inc.* †	12,874	96
TIC Solutions, Inc.*	93,377	944
TriNet Group, Inc.	13,709	811
TrueBlue, Inc.*	10,777	49
TTEC Holdings, Inc.* †	9,649	35
Upwork, Inc.*	57,199	1,134
Verra Mobility Corp.*	73,683	1,651
Willdan Group, Inc.*	6,572	681
		23,201
Real Estate Management & Development – 0.7%
American Realty Investors, Inc.* †	890	14
Anywhere Real Estate, Inc.*	48,818	691
Compass, Inc., Class A*	227,672	2,406
Cushman & Wakefield Ltd.*	109,530	1,773
Douglas Elliman, Inc.* †	36,257	86
eXp World Holdings, Inc.†	39,691	359
Forestar Group, Inc.*	9,083	224
FRP Holdings, Inc.*	5,646	129
EQUITY FUNDS 137 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Real Estate Management & Development – 0.7%continued
Kennedy-Wilson Holdings, Inc.	54,998	$532
Logistic Properties of The Americas*	1,801	5
Marcus & Millichap, Inc.	10,703	292
Maui Land & Pineapple Co., Inc.*	3,524	60
Newmark Group, Inc., Class A	68,093	1,181
RE/MAX Holdings, Inc., Class A*	9,170	70
Real Brokerage (The), Inc.*	64,053	234
RMR Group (The), Inc., Class A†	7,246	108
Seaport Entertainment Group, Inc.*	3,735	74
St. Joe (The) Co.	17,621	1,046
Stratus Properties, Inc.* †	3,449	83
Tejon Ranch Co.*	10,112	159
Transcontinental Realty Investors, Inc.*	1,036	61
		9,587
Residential Real Estate Investment Trusts – 0.4%
Apartment Investment and Management Co., Class A	61,886	368
BRT Apartments Corp.	5,442	80
Centerspace	7,947	530
Clipper Realty, Inc.	7,045	27
Elme Communities	40,202	700
Independence Realty Trust, Inc.	112,553	1,967
NexPoint Residential Trust, Inc.	10,526	317
UMH Properties, Inc.	37,618	598
Veris Residential, Inc.	34,253	510
		5,097
Retail Real Estate Investment Trusts – 1.1%
Acadia Realty Trust	60,743	1,248
Alexander's, Inc.	1,023	223
CBL & Associates Properties, Inc.	8,494	314
Curbline Properties Corp.	45,739	1,062
FrontView REIT, Inc.	9,411	139
Getty Realty Corp.	25,093	687
InvenTrust Properties Corp.	35,849	1,011
Kite Realty Group Trust	101,635	2,436
Macerich (The) Co.	117,395	2,167
NETSTREIT Corp.†	38,390	677
Phillips Edison & Co., Inc.	58,604	2,084
Saul Centers, Inc.	5,816	183
SITE Centers Corp.	25,237	162
Tanger, Inc.	52,258	1,744
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Retail Real Estate Investment Trusts – 1.1%continued
Urban Edge Properties†	58,511	$1,123
Whitestone REIT	21,288	296
		15,556
Semiconductors & Semiconductor Equipment – 3.3%
ACM Research, Inc., Class A*	23,378	922
Aehr Test Systems* †	13,462	272
Aeluma, Inc.* †	5,824	100
Alpha & Omega Semiconductor Ltd.* †	11,812	234
Ambarella, Inc.*	18,765	1,329
Ambiq Micro, Inc.* †	2,369	67
Atomera, Inc.* †	13,876	31
Axcelis Technologies, Inc.*	14,279	1,147
Blaize Holdings, Inc.* †	35,820	70
CEVA, Inc.*	11,041	238
Cohu, Inc.*	21,083	491
Credo Technology Group Holding Ltd.*	71,357	10,268
Diodes, Inc.*	21,084	1,040
FormFactor, Inc.*	35,981	2,007
Ichor Holdings Ltd.*	16,011	295
Impinj, Inc.*	12,536	2,181
indie Semiconductor, Inc., Class A* †	91,469	323
Kopin Corp.* †	83,887	196
Kulicke & Soffa Industries, Inc.	23,414	1,067
MaxLinear, Inc.*	38,548	672
Navitas Semiconductor Corp.* †	75,340	538
NVE Corp.	2,303	137
PDF Solutions, Inc.*	15,026	429
Penguin Solutions, Inc.*	24,563	480
Photronics, Inc.*	26,889	860
Power Integrations, Inc.	25,668	912
Rambus, Inc.*	50,024	4,597
Rigetti Computing, Inc.*	147,959	3,277
Semtech Corp.*	40,705	2,999
Silicon Laboratories, Inc.*	15,062	1,969
SiTime Corp.*	10,031	3,543
SkyWater Technology, Inc.*	14,884	270
Synaptics, Inc.*	17,903	1,325
Ultra Clean Holdings, Inc.*	20,246	513
Veeco Instruments, Inc.*	28,021	801
		45,600
Software – 5.5%
8x8, Inc.*	62,651	123
A10 Networks, Inc.	32,741	579
NORTHERN FUNDS QUARTERLY REPORT  138 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Software – 5.5%continued
ACI Worldwide, Inc.*	47,849	$2,288
Adeia, Inc.	49,570	855
Agilysys, Inc.*	12,032	1,430
Airship AI Holdings, Inc.* †	9,490	27
Alarm.com Holdings, Inc.*	21,899	1,117
Alkami Technology, Inc.* †	32,242	744
Amplitude, Inc., Class A*	41,845	485
Appian Corp., Class A*	18,648	660
Arteris, Inc.*	13,916	216
Asana, Inc., Class A*	40,928	561
AudioEye, Inc.*	4,247	42
AvePoint, Inc.*	69,178	961
Bit Digital, Inc.* †	141,631	268
Bitdeer Technologies Group, Class A* †	47,020	527
Blackbaud, Inc.* †	17,603	1,115
BlackLine, Inc.* †	23,997	1,327
Blend Labs, Inc., Class A*	95,711	291
Box, Inc., Class A*	64,903	1,941
Braze, Inc., Class A*	39,670	1,360
C3.ai, Inc., Class A* †	59,354	800
Cerence, Inc.*	19,276	206
Chaince Digital Holdings, Inc.* †	19,901	99
Cipher Mining, Inc.* †	150,623	2,223
Cleanspark, Inc.* †	127,916	1,294
Clear Secure, Inc., Class A	40,243	1,412
Clearwater Analytics Holdings, Inc., Class A*	130,262	3,142
Commvault Systems, Inc.*	20,685	2,593
Consensus Cloud Solutions, Inc.*	9,029	197
Core Scientific, Inc.* †	134,445	1,958
CS Disco, Inc.*	12,157	94
Daily Journal Corp.* †	593	289
Digimarc Corp.* †	8,181	54
Digital Turbine, Inc.*	49,479	247
Domo, Inc., Class B* †	15,303	129
D-Wave Quantum, Inc.* †	155,522	4,067
eGain Corp.*	7,008	72
EverCommerce, Inc.* †	7,385	89
Expensify, Inc., Class A*	28,453	43
Five9, Inc.*	35,409	710
Freshworks, Inc., Class A*	92,386	1,132
Hut 8 Corp.*	44,571	2,048
I3 Verticals, Inc., Class A* †	10,827	273
Intapp, Inc.*	26,742	1,225
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Software – 5.5%continued
InterDigital, Inc.	12,004	$3,822
Jamf Holding Corp.*	36,111	470
Kaltura, Inc.* †	42,560	70
Life360, Inc.* †	9,678	621
LiveRamp Holdings, Inc.*	29,632	870
MARA Holdings, Inc.* †	171,533	1,540
Mitek Systems, Inc.*	20,961	221
N-able, Inc.*	31,896	239
NCR Voyix Corp.* †	63,469	647
NextNav, Inc.* †	44,045	733
ON24, Inc.*	18,523	147
OneSpan, Inc.	17,056	219
Ooma, Inc.* †	12,217	143
Pagaya Technologies Ltd., Class A* †	23,716	496
PagerDuty, Inc.*	42,476	557
PAR Technology Corp.*	18,972	688
Porch Group, Inc.* †	40,443	369
Progress Software Corp.*	19,626	843
Q2 Holdings, Inc.*	28,756	2,075
Qualys, Inc.*	16,904	2,247
Rapid7, Inc.*	30,469	463
Red Violet, Inc.	5,354	305
ReposiTrak, Inc.†	5,445	67
Rezolve AI PLC* †	87,898	226
Rimini Street, Inc.*	23,204	90
Riot Platforms, Inc.*	161,144	2,042
SEMrush Holdings, Inc., Class A*	23,990	285
Silvaco Group, Inc.* †	4,963	20
SoundHound AI, Inc., Class A* †	175,101	1,746
SoundThinking, Inc.*	5,017	40
Sprinklr, Inc., Class A*	50,737	395
Sprout Social, Inc., Class A*	25,493	287
SPS Commerce, Inc.*	17,570	1,566
Synchronoss Technologies, Inc.*	4,992	43
Telos Corp.*	25,839	132
Tenable Holdings, Inc.*	55,952	1,317
Terawulf, Inc.* †	140,999	1,620
Varonis Systems, Inc.*	54,418	1,785
Vertex, Inc., Class A*	33,191	663
Via Transportation, Inc., Class A*	5,171	150
Viant Technology, Inc., Class A*	6,963	84
Weave Communications, Inc.*	29,920	227
WM Technology, Inc.*	41,501	34
Workiva, Inc.*	23,502	2,027
EQUITY FUNDS 139 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Software – 5.5%continued
Xperi, Inc.* †	23,182	$136
Yext, Inc.*	47,837	386
Zeta Global Holdings Corp., Class A*	86,889	1,768
		76,234
Specialized Real Estate Investment Trusts – 0.4%
Farmland Partners, Inc.	16,890	164
Four Corners Property Trust, Inc.	49,737	1,147
Gladstone Land Corp.†	15,834	145
Outfront Media, Inc.	69,190	1,667
PotlatchDeltic Corp.	36,061	1,435
Safehold, Inc.	26,404	361
Smartstop Self Storage REIT, Inc.†	14,125	437
		5,356
Specialty Retail – 2.2%
1-800-Flowers.com, Inc., Class A* †	10,341	41
Abercrombie & Fitch Co., Class A*	21,542	2,711
Academy Sports & Outdoors, Inc.	30,982	1,548
Advance Auto Parts, Inc.	27,611	1,085
American Eagle Outfitters, Inc.	74,589	1,967
America's Car-Mart, Inc.*	3,514	89
Arhaus, Inc.*	24,112	270
Arko Corp.	35,436	161
Asbury Automotive Group, Inc.*	8,994	2,091
BARK, Inc.* †	44,383	27
Barnes & Noble Education, Inc.* †	8,257	76
Bed Bath & Beyond, Inc.* †	32,215	176
Boot Barn Holdings, Inc.*	14,363	2,535
Buckle (The), Inc.	14,557	778
Build-A-Bear Workshop, Inc.	5,902	362
Caleres, Inc.	15,516	189
Camping World Holdings, Inc., Class A	26,794	261
Citi Trends, Inc.*	2,290	95
Designer Brands, Inc., Class A†	16,870	125
Envela Corp.* †	3,960	53
EVgo, Inc.*	55,489	161
Genesco, Inc.*	4,771	118
Group 1 Automotive, Inc.	5,731	2,254
Haverty Furniture Cos., Inc.	6,510	152
J Jill, Inc.	4,244	58
Lands' End, Inc.*	4,478	65
MarineMax, Inc.*	8,866	215
Monro, Inc.	14,120	283
National Vision Holdings, Inc.*	35,785	924
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Specialty Retail – 2.2%continued
OneWater Marine, Inc., Class A* †	4,120	$45
Outdoor Holding Co.* †	44,203	76
Petco Health & Wellness Co., Inc.*	36,743	103
RealReal (The), Inc.*	46,589	735
Revolve Group, Inc.*	18,961	572
Sally Beauty Holdings, Inc.*	45,291	646
Shoe Carnival, Inc.	9,076	153
Signet Jewelers Ltd.	18,476	1,531
Sleep Number Corp.* †	8,924	75
Sonic Automotive, Inc., Class A	7,071	437
Stitch Fix, Inc., Class A*	50,469	265
ThredUp, Inc., Class A*	46,275	296
Tile Shop Holdings, Inc.* †	14,418	51
Torrid Holdings, Inc.* †	8,431	8
Upbound Group, Inc.	23,714	416
Urban Outfitters, Inc.*	28,600	2,152
Victoria's Secret & Co.* †	32,372	1,754
Warby Parker, Inc., Class A*	45,254	986
Winmark Corp.	1,363	552
Zumiez, Inc.*	6,126	160
		29,883
Technology Hardware, Storage & Peripherals – 0.7%
CompoSecure, Inc., Class A*	26,377	509
Corsair Gaming, Inc.*	22,293	132
CPI Card Group, Inc.*	2,715	40
Diebold Nixdorf, Inc.*	11,673	793
Eastman Kodak Co.*	23,878	202
Immersion Corp.	13,215	90
IonQ, Inc.* †	157,317	7,059
Quantum Computing, Inc.* †	94,359	968
Turtle Beach Corp.*	6,991	98
Xerox Holdings Corp.†	58,821	139
		10,030
Textiles, Apparel & Luxury Goods – 0.5%
Capri Holdings Ltd.*	54,562	1,331
Carter's, Inc.	16,909	548
Ermenegildo Zegna N.V.†	28,717	294
Figs, Inc., Class A*	41,574	472
G-III Apparel Group Ltd.	17,275	500
Kontoor Brands, Inc.	25,417	1,553
Lakeland Industries, Inc.†	4,726	42
Movado Group, Inc.	7,245	150
Oxford Industries, Inc.	6,899	236
NORTHERN FUNDS QUARTERLY REPORT  140 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Textiles, Apparel & Luxury Goods – 0.5%continued
Rocky Brands, Inc.	3,495	$103
Steven Madden Ltd.	33,646	1,401
Superior Group of Cos., Inc.	5,348	52
Wolverine World Wide, Inc.	36,799	668
		7,350
Tobacco – 0.1%
Ispire Technology, Inc.* †	10,631	30
Turning Point Brands, Inc.	8,095	878
Universal Corp.	11,022	581
		1,489
Trading Companies & Distributors – 1.0%
Alta Equipment Group, Inc.	9,596	44
BlueLinx Holdings, Inc.*	3,364	207
Boise Cascade Co.	17,560	1,292
Custom Truck One Source, Inc.*	28,184	162
Distribution Solutions Group, Inc.* †	4,573	125
DNOW, Inc.*	86,807	1,150
DXP Enterprises, Inc.*	5,966	655
EVI Industries, Inc.	2,605	64
GATX Corp.	16,619	2,819
Global Industrial Co.	6,685	195
Herc Holdings, Inc.	15,171	2,251
Hudson Technologies, Inc.*	18,397	126
Karat Packaging, Inc.	4,253	96
McGrath RentCorp	11,293	1,185
NPK International, Inc.*	38,321	457
Rush Enterprises, Inc., Class A	28,528	1,539
Rush Enterprises, Inc., Class B†	4,082	230
Titan Machinery, Inc.*	9,959	150
Transcat, Inc.*	4,330	246
Willis Lease Finance Corp.	1,356	184
Xometry, Inc., Class A*	20,216	1,202
		14,379
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.* †	10,520	94
Water Utilities – 0.3%
American States Water Co.	17,817	1,291
Cadiz, Inc.*	27,110	152
California Water Service Group	27,516	1,192
Consolidated Water Co. Ltd.	7,043	249
Global Water Resources, Inc.	5,996	51
H2O America	15,741	771
Middlesex Water Co.	8,397	423
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Water Utilities – 0.3%continued
Pure Cycle Corp.*	9,270	$102
York Water (The) Co.	6,677	213
		4,444
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	36,264	169
Spok Holdings, Inc.	9,521	125
Telephone and Data Systems, Inc.	46,580	1,910
		2,204
Total Common Stocks
(Cost $776,094)		1,350,491

RIGHTS – 0.0%
Biotechnology – 0.0%
Cartesian Therapeutics, Inc.(1) *	50,322	100
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	7,412	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	26,398	—
Inhibrx, Inc. (Contingent Value Rights)(1) *	15,255	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (3) * †	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	5,175	—
		100
Total Rights
(Cost $40)		100

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	1,200	—
Escrow Petrocorp, Inc. (1) *	420	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00* †	836	$1
Total Warrants
(Cost $—)		1

EQUITY FUNDS 141 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.3%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(4) (5) (6)	87,280,047	$87,280
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(4) (5)	27,882,328	27,882
Total Investment Companies
(Cost $115,162)		115,162

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
3.67%, 5/7/26(7) (8)	$2,359	$2,330
Total Short-Term Investments
(Cost $2,329)		2,330

Total Investments – 106.1%
(Cost $893,625)		1,468,084
Liabilities less Other Assets – (6.1%)		(83,855)
NET ASSETS – 100.0%		$1,384,229

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliate.
(3)	Restricted security. At December 31, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2025 is disclosed.
(6)	Investment of cash collateral received from securities lending activities.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	260	$32,474	Long	3/26	$(739)
NORTHERN FUNDS QUARTERLY REPORT  142 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued	December 31, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,350,491	$—	$—	$1,350,491
Rights	—	—	100	100
Warrants	—	1	—	1
Investment Companies	115,162	—	—	115,162
Short-Term Investments	—	2,330	—	2,330
Total Investments	$1,465,653	$2,331	$100	$1,468,084
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(739)	$—	$—	$(739)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Methode Electronics, Inc.	$109	$47	$65	$25	$(11)	$4	$105	15,765
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	393,113	305,833	—	—	765 (1)	87,280	87,280,047
Northern Institutional Funds - U.S. Government Portfolio (Shares)	22,924	98,566	93,608	—	—	527	27,882	27,882,328
Total	$23,033	$491,726	$399,506	$25	$(11)	$1,296	$115,267	115,178,140

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 143 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SMALL CAP VALUE FUND	December 31, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7%
Automobile Components – 1.3%
American Axle & Manufacturing Holdings, Inc.*	490,242	$3,142
Goodyear Tire & Rubber (The) Co.*	53,533	469
LCI Industries	6,614	803
Phinia, Inc.	13,497	846
Standard Motor Products, Inc.	64,049	2,360
Visteon Corp.	6,057	576
		8,196
Automobiles – 0.1%
Harley-Davidson, Inc.	23,280	477
Banks – 17.1%
1st Source Corp.	9,605	600
ACNB Corp.	13,933	674
Amalgamated Financial Corp.	23,467	752
Ameris Bancorp	41,160	3,057
Axos Financial, Inc.*	75,445	6,500
Bank First Corp.	5,579	680
Bank of NT Butterfield & Son (The) Ltd.	41,529	2,069
Bank7 Corp.	14,304	586
Banner Corp.	29,054	1,821
Bar Harbor Bankshares	19,368	601
Beacon Financial Corp.	23,014	607
Business First Bancshares, Inc.	23,787	622
Cadence Bank	138,551	5,936
Camden National Corp.	14,370	623
Cathay General Bancorp	91,685	4,437
Central Pacific Financial Corp.	35,353	1,102
ChoiceOne Financial Services, Inc.	20,537	606
CNB Financial Corp.	15,288	400
Colony Bankcorp, Inc.	35,547	633
Community Financial System, Inc.	53,422	3,069
Community Trust Bancorp, Inc.	64,590	3,649
Customers Bancorp, Inc.*	40,240	2,942
CVB Financial Corp.	97,239	1,809
Enterprise Financial Services Corp.	21,887	1,182
Equity Bancshares, Inc., Class A	14,568	651
Farmers National Banc Corp.	43,838	584
FB Financial Corp.	12,455	695
First Bancorp	23,156	1,176
First BanCorp	313,876	6,507
First Bank	38,566	635
First Business Financial Services, Inc.	13,782	748
First Financial Bancorp	98,253	2,458
First Financial Corp.	16,363	989
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Banks – 17.1%continued
First Hawaiian, Inc.	8,475	$214
First Merchants Corp.	30,699	1,151
First Mid Bancshares, Inc.	16,590	647
FS Bancorp, Inc.	14,947	615
Glacier Bancorp, Inc.	40,271	1,774
Hancock Whitney Corp.	65,160	4,149
Hanmi Financial Corp.	25,520	690
HBT Financial, Inc.	25,339	655
Heritage Financial Corp.	32,105	759
Horizon Bancorp, Inc.	29,227	496
Independent Bank Corp.	18,723	609
Mercantile Bank Corp.	13,388	644
Metrocity Bankshares, Inc.	20,804	552
Metropolitan Bank Holding Corp.	10,578	808
NBT Bancorp, Inc.	98,915	4,107
Nicolet Bankshares, Inc.	5,216	633
Northeast Community Bancorp, Inc.	24,516	554
Northrim BanCorp, Inc.	31,572	840
Northwest Bancshares, Inc.	98,864	1,186
OFG Bancorp	58,071	2,380
Old Second Bancorp, Inc.	20,020	390
Pathward Financial, Inc.	15,831	1,124
PCB Bancorp	30,541	661
Preferred Bank	16,771	1,584
QCR Holdings, Inc.	15,670	1,305
S&T Bancorp, Inc.	15,402	606
Shore Bancshares, Inc.	42,890	758
Sierra Bancorp	54,190	1,771
SmartFinancial, Inc.	18,823	696
Southern Missouri Bancorp, Inc.	11,161	660
Southside Bancshares, Inc.	19,638	597
Stock Yards Bancorp, Inc.	9,289	603
Texas Capital Bancshares, Inc.*	26,269	2,378
TriCo Bancshares	59,288	2,809
Trustmark Corp.	30,332	1,181
UMB Financial Corp.	22,436	2,581
Unity Bancorp, Inc.	13,626	705
Univest Financial Corp.	31,962	1,046
USCB Financial Holdings, Inc.	31,549	581
Westamerica BanCorp	31,195	1,492
WSFS Financial Corp.	10,607	586
		106,977
Biotechnology – 3.6%
Agios Pharmaceuticals, Inc.*	22,635	616
NORTHERN FUNDS QUARTERLY REPORT  144 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Biotechnology – 3.6%continued
Akebia Therapeutics, Inc.*	219,339	$353
Black Diamond Therapeutics, Inc.*	276,845	673
CRISPR Therapeutics A.G.* †	16,402	860
CureVac N.V.*	188,621	853
Emergent BioSolutions, Inc.*	149,623	1,849
GRAIL, Inc.*	45,028	3,854
Immatics N.V.*	139,500	1,465
Keros Therapeutics, Inc.* †	38,489	784
Monte Rosa Therapeutics, Inc.* †	278,208	4,362
Myriad Genetics, Inc.*	117,184	721
Novavax, Inc.* †	118,499	796
Nurix Therapeutics, Inc.*	11,670	221
PDL BioPharma, Inc.(1) *	1,029,654	463
Puma Biotechnology, Inc.*	274,417	1,633
Rezolute, Inc.* †	75,179	178
Tonix Pharmaceuticals Holding Corp.* †	80,050	1,250
Veracyte, Inc.*	41,021	1,727
		22,658
Building Products – 0.8%
American Woodmark Corp.*	3,330	180
Gibraltar Industries, Inc.*	10,011	495
Insteel Industries, Inc.	2,699	85
Masterbrand, Inc.*	43,552	481
UFP Industries, Inc.	42,494	3,869
		5,110
Capital Markets – 0.3%
Hercules Capital, Inc.†	63,945	1,204
Virtus Investment Partners, Inc.	3,133	511
		1,715
Chemicals – 1.4%
AdvanSix, Inc.	1,893	33
Avient Corp.	16,483	515
Ecovyst, Inc.*	16,238	158
Flotek Industries, Inc.*	54,686	942
H.B. Fuller Co.	19,044	1,132
Innospec, Inc.	24,575	1,881
Koppers Holdings, Inc.	20,604	558
Perimeter Solutions, Inc.*	100,511	2,767
Stepan Co.	10,197	483
		8,469
Commercial Services & Supplies – 1.3%
CoreCivic, Inc.*	26,195	500
Deluxe Corp.	35,267	787
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Commercial Services & Supplies – 1.3%continued
Ennis, Inc.	38,193	$688
Healthcare Services Group, Inc.*	10,247	196
HNI Corp.	2,945	124
Interface, Inc.	28,389	793
OPENLANE, Inc.*	24,604	733
UniFirst Corp.	22,376	4,316
		8,137
Communications Equipment – 0.9%
Ceragon Networks Ltd.*	242,388	509
Clearfield, Inc.*	17,967	524
Digi International, Inc.*	64,177	2,778
Harmonic, Inc.*	61,731	611
NETGEAR, Inc.*	25,044	614
Ribbon Communications, Inc.*	152,183	438
		5,474
Construction & Engineering – 1.8%
Arcosa, Inc.	54,546	5,799
Concrete Pumping Holdings, Inc.	100,317	673
Fluor Corp.*	56,990	2,258
Granite Construction, Inc.	2,910	336
Great Lakes Dredge & Dock Corp.*	62,507	820
Primoris Services Corp.	9,696	1,204
		11,090
Consumer Finance – 1.7%
Atlanticus Holdings Corp.*	11,405	764
Bread Financial Holdings, Inc.	11,953	885
Navient Corp.	129,088	1,678
Nelnet, Inc., Class A	36,735	4,884
PROG Holdings, Inc.	21,048	621
Regional Management Corp.	18,466	716
World Acceptance Corp.*	10,011	1,405
		10,953
Consumer Staples Distribution & Retail – 1.1%
Andersons (The), Inc.	125,688	6,683
Containers & Packaging – 0.1%
Myers Industries, Inc.	50,111	938
Distributors – 0.5%
GigaCloud Technology, Inc., Class A*	85,598	3,362
Diversified Consumer Services – 0.4%
American Public Education, Inc.*	23,851	902
Graham Holdings Co., Class B	566	622
Mister Car Wash, Inc.*	71,807	399
EQUITY FUNDS 145 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Diversified Consumer Services – 0.4%continued
Perdoceo Education Corp.	9,116	$267
Strategic Education, Inc.	6,513	522
		2,712
Diversified Real Estate Investment Trusts – 1.3%
Alexander & Baldwin, Inc.	31,254	645
American Assets Trust, Inc.	74,082	1,402
Armada Hoffler Properties, Inc.	77,409	513
Broadstone Net Lease, Inc.	92,060	1,599
Essential Properties Realty Trust, Inc.	130,881	3,882
		8,041
Diversified Telecommunication Services – 0.4%
Bandwidth, Inc., Class A*	5,807	90
IDT Corp., Class B	4,890	251
Uniti Group, Inc.*	336,138	2,356
		2,697
Electric Utilities – 1.7%
Otter Tail Corp.	32,712	2,643
Portland General Electric Co.	84,842	4,072
TXNM Energy, Inc. (New York Stock Exchange)	63,146	3,718
		10,433
Electrical Equipment – 3.2%
Allient, Inc.	26,221	1,409
Atkore, Inc.	40,905	2,587
EnerSys	39,824	5,844
Nextpower, Inc., Class A*	30,410	2,649
Power Solutions International, Inc.*	8,816	504
Preformed Line Products Co.	5,343	1,105
Sensata Technologies Holding PLC	80,667	2,685
Shoals Technologies Group, Inc., Class A*	259,446	2,205
Thermon Group Holdings, Inc.*	20,627	767
		19,755
Electronic Equipment, Instruments & Components – 3.1%
Bel Fuse, Inc., Class B	1,458	247
Benchmark Electronics, Inc.	4,951	212
ePlus, Inc.	8,169	717
Itron, Inc.*	8,026	745
Kimball Electronics, Inc.*	20,090	559
PC Connection, Inc.	73,966	4,272
Sanmina Corp.*	64,973	9,751
ScanSource, Inc.*	3,491	136
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Electronic Equipment, Instruments & Components – 3.1%continued
TTM Technologies, Inc.*	30,925	$2,134
Vishay Precision Group, Inc.*	21,141	814
		19,587
Energy Equipment & Services – 1.9%
Atlas Energy Solutions, Inc.†	33,882	319
Expro Group Holdings N.V.*	184,521	2,463
Helix Energy Solutions Group, Inc.*	71,045	445
Innovex International, Inc.*	33,419	731
Liberty Energy, Inc.	45,539	841
Noble Corp. PLC	53,797	1,519
TETRA Technologies, Inc.*	149,366	1,400
Tidewater, Inc.*	19,323	976
Valaris Ltd.*	61,305	3,090
		11,784
Entertainment – 0.1%
Marcus (The) Corp.	39,557	614
Reservoir Media, Inc.* †	9,006	68
		682
Financial Services – 2.1%
Burford Capital Ltd.	49,698	443
Enact Holdings, Inc.	5,956	236
Essent Group Ltd.	51,891	3,373
Merchants Bancorp	35,373	1,205
Pagseguro Digital Ltd., Class A	219,780	2,119
Radian Group, Inc.	158,255	5,696
		13,072
Food Products – 0.4%
Adecoagro S.A.	12,223	97
Mission Produce, Inc.*	9,840	114
Seneca Foods Corp., Class A*	6,028	667
Village Farms International, Inc.* †	384,329	1,403
		2,281
Gas Utilities – 1.8%
MDU Resources Group, Inc.	31,905	623
New Jersey Resources Corp.	70,441	3,249
Northwest Natural Holding Co.	33,060	1,545
Southwest Gas Holdings, Inc.	15,777	1,262
Spire, Inc.	54,255	4,487
		11,166
NORTHERN FUNDS QUARTERLY REPORT  146 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Ground Transportation – 0.6%
ArcBest Corp.	52,627	$3,905
Universal Logistics Holdings, Inc.†	5,403	82
		3,987
Health Care Equipment & Supplies – 1.0%
Artivion, Inc.*	14,889	679
Avanos Medical, Inc.*	13,286	149
Embecta Corp.	7,990	95
ICU Medical, Inc.*	12,124	1,730
Inmode Ltd.*	11,742	173
Integer Holdings Corp.*	5,904	463
Integra LifeSciences Holdings Corp.*	74,085	920
LivaNova PLC*	14,293	879
Outset Medical, Inc.* †	83,759	311
QuidelOrtho Corp.*	19,558	559
Varex Imaging Corp.*	50,160	584
		6,542
Health Care Providers & Services – 1.3%
AdaptHealth Corp.*	138,307	1,377
Addus HomeCare Corp.*	2,221	238
Aveanna Healthcare Holdings, Inc.*	72,852	595
Castle Biosciences, Inc.*	7,732	301
Concentra Group Holdings Parent, Inc.	29,323	577
Cross Country Healthcare, Inc.*	28,015	227
Innovage Holding Corp.*	98,068	509
National HealthCare Corp.	5,741	787
NeoGenomics, Inc.*	110,808	1,303
Select Medical Holdings Corp.	109,066	1,620
Surgery Partners, Inc.*	33,310	515
		8,049
Health Care Real Estate Investment Trusts – 1.6%
CareTrust REIT, Inc.	94,356	3,412
National Health Investors, Inc.	50,895	3,887
Sabra Health Care REIT, Inc.	118,551	2,245
Sila Realty Trust, Inc.	23,886	557
		10,101
Health Care Technology – 0.3%
Certara, Inc.*	54,772	482
Definitive Healthcare Corp.*	142,315	408
Evolent Health, Inc., Class A*	53,143	213
HealthStream, Inc.	4,201	97
Teladoc Health, Inc.*	131,398	920
		2,120
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Hotel & Resort Real Estate Investment Trusts – 1.1%
Apple Hospitality REIT, Inc.	108,165	$1,282
DiamondRock Hospitality Co.	244,886	2,194
RLJ Lodging Trust	89,482	667
Sunstone Hotel Investors, Inc.	266,343	2,381
Xenia Hotels & Resorts, Inc.	44,714	632
		7,156
Hotels, Restaurants & Leisure – 1.1%
BJ's Restaurants, Inc.*	3,226	127
Brightstar Lottery PLC	102,058	1,580
Cracker Barrel Old Country Store, Inc.†	14,020	356
Golden Entertainment, Inc.	18,916	514
Life Time Group Holdings, Inc.*	21,617	575
Marriott Vacations Worldwide Corp.	28,196	1,627
Portillo's, Inc., Class A*	47,239	214
Pursuit Attractions and Hospitality, Inc.*	16,302	549
RCI Hospitality Holdings, Inc.†	12,987	310
Red Rock Resorts, Inc., Class A	18,727	1,160
		7,012
Household Durables – 3.9%
Ethan Allen Interiors, Inc.	82,483	1,884
Green Brick Partners, Inc.*	18,662	1,169
Hovnanian Enterprises, Inc., Class A*	8,342	814
KB Home	89,784	5,065
La-Z-Boy, Inc.	5,938	221
M/I Homes, Inc.*	24,483	3,132
Meritage Homes Corp.	36,594	2,408
Taylor Morrison Home Corp.*	138,742	8,168
Tri Pointe Homes, Inc.*	57,321	1,804
		24,665
Industrial Real Estate Investment Trusts – 1.2%
LXP Industrial Trust	25,164	1,248
One Liberty Properties, Inc.	68,679	1,393
Plymouth Industrial REIT, Inc.	55,751	1,220
Terreno Realty Corp.	61,191	3,593
		7,454
Insurance – 3.4%
Brighthouse Financial, Inc.*	9,742	631
CNO Financial Group, Inc.	184,209	7,823
Employers Holdings, Inc.	116,133	5,013
F&G Annuities & Life, Inc.	31,919	985
Genworth Financial, Inc.*	301,174	2,720
Heritage Insurance Holdings, Inc.*	34,295	1,004
Kemper Corp.	23,615	957
EQUITY FUNDS 147 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Insurance – 3.4%continued
Mercury General Corp.	9,734	$916
Stewart Information Services Corp.	17,633	1,239
		21,288
Interactive Media & Services – 1.0%
Angi, Inc.*	145,532	1,882
Cars.com, Inc.*	103,496	1,262
Taboola.com Ltd.*	155,731	718
TripAdvisor, Inc.*	42,265	615
Ziff Davis, Inc.*	31,404	1,104
ZoomInfo Technologies, Inc.*	55,936	569
		6,150
IT Services – 0.3%
ASGN, Inc.*	22,928	1,104
DXC Technology Co.*	38,551	565
Grid Dynamics Holdings, Inc.*	10,618	96
Hackett Group (The), Inc.	3,834	75
		1,840
Leisure Products – 0.2%
Brunswick Corp.	11,176	830
JAKKS Pacific, Inc.	25,079	423
		1,253
Life Sciences Tools & Services – 0.3%
AbCellera Biologics, Inc.* †	126,700	433
CryoPort, Inc.*	60,411	580
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
Quantum-Si, Inc.* †	879,016	967
		1,980
Machinery – 1.8%
Astec Industries, Inc.	14,096	611
Enpro, Inc.	4,834	1,035
Greenbrier (The) Cos., Inc.	11,373	532
Helios Technologies, Inc.	19,332	1,034
Kennametal, Inc.	27,014	767
Miller Industries, Inc.	1,592	59
Proto Labs, Inc.*	14,412	729
Standex International Corp.	18,551	4,031
Terex Corp.	26,312	1,405
Trinity Industries, Inc.	21,655	573
Worthington Enterprises, Inc.	10,245	528
		11,304
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Marine Transportation – 0.7%
Matson, Inc.	32,098	$3,966
Safe Bulkers, Inc.	74,021	357
Star Bulk Carriers Corp.	6,845	131
		4,454
Media – 2.1%
EchoStar Corp., Class A*	20,846	2,266
Gray Media, Inc.	220,524	1,067
Ibotta, Inc., Class A*	23,519	535
Nexxen International Ltd.* †	64,462	422
Sinclair, Inc.	36,344	556
Stagwell, Inc.*	113,747	556
TEGNA, Inc.	363,737	7,060
U.S.A. TODAY Co., Inc.*	148,852	767
		13,229
Metals & Mining – 3.8%
Coeur Mining, Inc.*	246,190	4,390
Commercial Metals Co.	132,477	9,170
Constellium S.E.*	40,102	756
Hecla Mining Co.	424,307	8,143
Kaiser Aluminum Corp.	2,206	253
SunCoke Energy, Inc.	68,609	494
Worthington Steel, Inc.	22,824	790
		23,996
Mortgage Real Estate Investment Trusts – 0.9%
Arbor Realty Trust, Inc.†	182,523	1,416
Dynex Capital, Inc.	103,284	1,447
Ellington Financial, Inc.	93,848	1,274
Ladder Capital Corp.	108,600	1,194
		5,331
Multi-Utilities – 1.6%
Black Hills Corp.	58,409	4,055
Northwestern Energy Group, Inc.	61,821	3,990
Unitil Corp.	40,262	1,950
		9,995
Office Real Estate Investment Trusts – 0.7%
Douglas Emmett, Inc.	50,130	551
Empire State Realty Trust, Inc., Class A	199,371	1,300
Highwoods Properties, Inc.	14,670	379
JBG SMITH Properties†	25,799	439
SL Green Realty Corp.	30,950	1,419
		4,088
NORTHERN FUNDS QUARTERLY REPORT  148 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Oil, Gas & Consumable Fuels – 4.4%
California Resources Corp.	70,766	$3,164
Centrus Energy Corp., Class A* †	5,185	1,259
Civitas Resources, Inc.	32,097	869
CNX Resources Corp.*	143,451	5,275
Core Natural Resources, Inc.	14,528	1,286
DHT Holdings, Inc.	329,185	4,019
Dorian LPG Ltd.	19,323	470
HighPeak Energy, Inc.†	118,079	560
Nordic American Tankers Ltd.	14,350	49
Northern Oil & Gas, Inc.	48,924	1,050
REX American Resources Corp.*	38,235	1,236
Riley Exploration Permian, Inc.	36,182	955
SandRidge Energy, Inc.	50,680	731
Scorpio Tankers, Inc.	40,252	2,046
SFL Corp. Ltd.	63,446	496
SM Energy Co.	58,330	1,091
Teekay Tankers Ltd., Class A	44,531	2,379
World Kinect Corp.	20,401	478
		27,413
Passenger Airlines – 0.5%
SkyWest, Inc.*	14,999	1,506
Sun Country Airlines Holdings, Inc.*	129,999	1,871
		3,377
Personal Care Products – 0.0%
USANA Health Sciences, Inc.*	10,715	210
Pharmaceuticals – 2.3%
Amneal Pharmaceuticals, Inc.*	102,971	1,297
Amphastar Pharmaceuticals, Inc.*	3,921	105
Amylyx Pharmaceuticals, Inc.*	152,617	1,844
Fulcrum Therapeutics, Inc.*	151,151	1,709
Ligand Pharmaceuticals, Inc.*	13,211	2,498
Pacira BioSciences, Inc.*	43,801	1,134
Prestige Consumer Healthcare, Inc.*	49,412	3,048
Supernus Pharmaceuticals, Inc.*	46,113	2,292
Theravance Biopharma, Inc.*	9,279	174
		14,101
Professional Services – 0.9%
Concentrix Corp.	10,930	454
Korn Ferry	42,804	2,826
Mistras Group, Inc.*	53,568	678
Willdan Group, Inc.*	13,267	1,375
		5,333
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Real Estate Management & Development – 1.0%
Cushman & Wakefield Ltd.*	236,991	$3,837
Howard Hughes Holdings, Inc.*	7,590	605
Newmark Group, Inc., Class A	111,586	1,935
		6,377
Retail Real Estate Investment Trusts – 1.4%
Acadia Realty Trust	28,821	592
Getty Realty Corp.	46,079	1,261
InvenTrust Properties Corp.	19,684	555
Kite Realty Group Trust	27,715	664
Phillips Edison & Co., Inc.	57,071	2,030
Tanger, Inc.	37,479	1,251
Urban Edge Properties	93,278	1,790
Whitestone REIT	47,847	665
		8,808
Semiconductors & Semiconductor Equipment – 3.2%
ACM Research, Inc., Class A*	49,904	1,969
Axcelis Technologies, Inc.*	50,740	4,076
Diodes, Inc.*	34,451	1,700
Photronics, Inc.*	203,347	6,507
Synaptics, Inc.*	36,163	2,677
Veeco Instruments, Inc.*	113,631	3,247
		20,176
Software – 1.0%
Box, Inc., Class A*	15,978	478
Daily Journal Corp.* †	1,408	686
I3 Verticals, Inc., Class A*	38,405	967
LiveRamp Holdings, Inc.*	21,548	633
Mitek Systems, Inc.*	68,414	722
N-able, Inc.*	146,401	1,095
OneSpan, Inc.	40,469	520
Porch Group, Inc.*	93,947	858
		5,959
Specialized Real Estate Investment Trusts – 0.2%
EPR Properties	10,971	547
Farmland Partners, Inc.	26,828	260
PotlatchDeltic Corp.	14,268	568
		1,375
Specialty Retail – 2.3%
Academy Sports & Outdoors, Inc.	13,665	683
American Eagle Outfitters, Inc.	76,810	2,025
Asbury Automotive Group, Inc.*	2,857	664
Group 1 Automotive, Inc.	1,439	566
EQUITY FUNDS 149 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Specialty Retail – 2.3%continued
Lands' End, Inc.*	21,841	$317
National Vision Holdings, Inc.*	23,962	619
Sally Beauty Holdings, Inc.*	14,555	208
Shoe Carnival, Inc.	75,700	1,278
Signet Jewelers Ltd.	19,665	1,630
Sonic Automotive, Inc., Class A	55,174	3,413
Urban Outfitters, Inc.*	12,877	969
Victoria's Secret & Co.* †	36,026	1,951
		14,323
Technology Hardware, Storage & Peripherals – 0.6%
Corsair Gaming, Inc.*	85,144	506
Diebold Nixdorf, Inc.*	40,635	2,758
Turtle Beach Corp.*	40,969	575
		3,839
Textiles, Apparel & Luxury Goods – 0.4%
G-III Apparel Group Ltd.	6,345	184
PVH Corp.	19,536	1,309
Rocky Brands, Inc.	37,066	1,087
		2,580
Trading Companies & Distributors – 2.1%
Boise Cascade Co.	12,279	904
DNOW, Inc.*	39,686	526
GATX Corp.	32,961	5,590
Hudson Technologies, Inc.*	94,813	649
NPK International, Inc.*	191,064	2,278
Rush Enterprises, Inc., Class A	50,949	2,748
Willis Lease Finance Corp.	3,534	479
		13,174
Water Utilities – 0.1%
Artesian Resources Corp., Class A	16,097	509
Total Common Stocks
(Cost $402,154)		611,997

MASTER LIMITED PARTNERSHIPS – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Western Midstream Partners L.P.	8,110	321
Total Master Limited Partnerships
(Cost $303)		321

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	89,437	—
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	$—
Total Rights
(Cost $—)		—

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	2,100	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$1
Total Warrants
(Cost $—)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(2) (3) (4)	12,382,369	$12,382
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(2) (3)	13,597,993	13,598
Total Investment Companies
(Cost $25,980)		25,980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
3.70%, 5/7/26(5) (6)	$1,142	$1,128
Total Short-Term Investments
(Cost $1,127)		1,128

Total Investments – 102.1%
(Cost $429,564)		639,427
Liabilities less Other Assets – (2.1%)		(13,306)
NET ASSETS – 100.0%		$626,121

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2025 is disclosed.
NORTHERN FUNDS QUARTERLY REPORT  150 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued	December 31, 2025 (UNAUDITED)
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	91	$11,366	Long	3/26	$(226)
E-Mini S&P 500	7	2,412	Long	3/26	13
Total					$(213)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$22,195	$—	$463	$22,658
All Other Industries(1)	589,339	—	—	589,339
Total Common Stocks	611,534	—	463	611,997
Master Limited Partnerships	321	—	—	321
Warrants	1	—	—	1
Investment Companies	25,980	—	—	25,980
Short-Term Investments	—	1,128	—	1,128
Total Investments	$637,836	$1,128	$463	$639,427
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$13	$—	$—	$13
Liabilities
Futures Contracts	(226)	—	—	(226)
Total Other Financial Instruments	$(213)	$—	$—	$(213)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$119,318	$106,936	$285 (1)	$12,382	12,382,369
Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,658	184,293	185,353	638	13,598	13,597,993
Total	$14,658	$303,611	$292,289	$923	$25,980	25,980,362

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
EQUITY FUNDS 151 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

STOCK INDEX FUND	December 31, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4%
Aerospace & Defense – 2.2%
Axon Enterprise, Inc.*	22,841	$12,972
Boeing (The) Co.*	228,136	49,533
General Dynamics Corp.	74,153	24,964
General Electric Co.	310,096	95,519
Howmet Aerospace, Inc.	119,683	24,537
Huntington Ingalls Industries, Inc.	11,209	3,812
L3Harris Technologies, Inc.	55,696	16,351
Lockheed Martin Corp.	60,479	29,252
Northrop Grumman Corp.	40,006	22,812
RTX Corp.	394,732	72,394
Textron, Inc.	49,797	4,341
TransDigm Group, Inc.	16,147	21,473
		377,960
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	34,188	5,496
Expeditors International of Washington, Inc.	42,051	6,266
FedEx Corp.	65,028	18,784
United Parcel Service, Inc., Class B	220,496	21,871
		52,417
Automobile Components – 0.0%
Aptiv PLC*	63,354	4,821
Automobiles – 2.3%
Ford Motor Co.	1,114,196	14,618
General Motors Co.	278,182	22,622
Tesla, Inc.*	821,418	369,408
		406,648
Banks – 3.6%
Bank of America Corp.	1,973,751	108,556
Citigroup, Inc.	527,427	61,546
Citizens Financial Group, Inc.	127,445	7,444
Fifth Third Bancorp	202,359	9,472
Huntington Bancshares, Inc.	435,981	7,564
JPMorgan Chase & Co.	797,972	257,123
KeyCorp	292,489	6,037
M&T Bank Corp.	47,056	9,481
PNC Financial Services Group (The), Inc.	116,781	24,376
Regions Financial Corp.	265,651	7,199
Truist Financial Corp.	382,895	18,842
U.S. Bancorp	462,823	24,696
Wells Fargo & Co.	923,210	86,043
		628,379
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Beverages – 1.0%
Brown-Forman Corp., Class B†	37,564	$979
Coca-Cola (The) Co.	1,128,811	78,915
Constellation Brands, Inc., Class A	40,929	5,646
Keurig Dr. Pepper, Inc.	384,395	10,767
Molson Coors Beverage Co., Class B	41,573	1,941
Monster Beverage Corp.*	207,132	15,881
PepsiCo, Inc.	397,228	57,010
		171,139
Biotechnology – 1.7%
AbbVie, Inc.	519,096	118,608
Amgen, Inc.	156,278	51,151
Biogen, Inc.*	45,407	7,991
Gilead Sciences, Inc.	366,641	45,002
Incyte Corp.*	48,393	4,780
Moderna, Inc.*	115,960	3,420
Regeneron Pharmaceuticals, Inc.	28,960	22,353
Vertex Pharmaceuticals, Inc.*	73,313	33,237
		286,542
Broadline Retail – 3.8%
Amazon.com, Inc.*	2,844,864	656,651
eBay, Inc.	137,471	11,974
		668,625
Building Products – 0.4%
A.O. Smith Corp.	27,470	1,837
Allegion PLC	25,913	4,126
Builders FirstSource, Inc.*	28,243	2,906
Carrier Global Corp.	228,209	12,059
Johnson Controls International PLC	182,413	21,844
Lennox International, Inc.†	9,534	4,629
Masco Corp.	54,320	3,447
Trane Technologies PLC†	65,961	25,672
		76,520
Capital Markets – 3.4%
Ameriprise Financial, Inc.†	28,060	13,759
Ares Management Corp., Class A	57,823	9,346
Bank of New York Mellon (The) Corp.	207,782	24,121
Blackrock, Inc.	42,598	45,594
Blackstone, Inc.	215,086	33,153
Cboe Global Markets, Inc.	31,046	7,793
Charles Schwab (The) Corp.	493,217	49,277
CME Group, Inc.	105,873	28,912
Coinbase Global, Inc., Class A*	65,087	14,719
FactSet Research Systems, Inc.†	9,511	2,760
NORTHERN FUNDS QUARTERLY REPORT  152 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Capital Markets – 3.4%continued
Franklin Resources, Inc.	72,404	$1,730
Goldman Sachs Group (The), Inc.	88,253	77,574
Interactive Brokers Group, Inc., Class A	128,239	8,247
Intercontinental Exchange, Inc.	165,091	26,738
Invesco Ltd.	126,463	3,322
KKR & Co., Inc.	199,408	25,421
Moody's Corp.	45,737	23,365
Morgan Stanley	355,872	63,178
MSCI, Inc.	22,759	13,058
Nasdaq, Inc.(1)	127,345	12,369
Northern Trust Corp.(1)	58,149	7,943
Raymond James Financial, Inc.	53,972	8,667
Robinhood Markets, Inc., Class A*	226,557	25,624
S&P Global, Inc.	91,566	47,851
State Street Corp.	84,435	10,893
T. Rowe Price Group, Inc.	63,508	6,502
		591,916
Chemicals – 0.9%
Air Products and Chemicals, Inc.	63,374	15,655
Albemarle Corp.	37,683	5,330
CF Industries Holdings, Inc.	44,030	3,405
Corteva, Inc.	202,729	13,589
Dow, Inc.	189,399	4,428
DuPont de Nemours, Inc.	118,244	4,753
Ecolab, Inc.	74,473	19,551
International Flavors & Fragrances, Inc.	81,519	5,494
Linde PLC	135,642	57,836
LyondellBasell Industries N.V., Class A	65,471	2,835
Mosaic (The) Co.	74,780	1,801
PPG Industries, Inc.	61,571	6,309
Sherwin-Williams (The) Co.	66,198	21,450
		162,436
Commercial Services & Supplies – 0.4%
Cintas Corp.	100,832	18,963
Copart, Inc.*	249,715	9,776
Republic Services, Inc.	60,023	12,721
Rollins, Inc.	85,915	5,157
Veralto Corp.	68,385	6,823
Waste Management, Inc.	106,521	23,404
		76,844
Communications Equipment – 0.9%
Arista Networks, Inc.*	303,503	39,768
Cisco Systems, Inc.	1,158,667	89,252
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Communications Equipment – 0.9%continued
F5, Inc.*	17,133	$4,374
Motorola Solutions, Inc.	48,373	18,542
		151,936
Construction & Engineering – 0.2%
Comfort Systems U.S.A., Inc.	9,860	9,202
EMCOR Group, Inc.	12,420	7,599
Quanta Services, Inc.	43,644	18,420
		35,221
Construction Materials – 0.3%
CRH PLC	192,798	24,061
Martin Marietta Materials, Inc.	17,641	10,984
Vulcan Materials Co.	38,677	11,032
		46,077
Consumer Finance – 0.7%
American Express Co.	158,349	58,581
Capital One Financial Corp.	187,795	45,514
Synchrony Financial	110,492	9,219
		113,314
Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	129,196	111,411
Dollar General Corp.	65,938	8,755
Dollar Tree, Inc.*	57,212	7,038
Kroger (The) Co.	182,816	11,422
Sysco Corp.	140,046	10,320
Target Corp.	128,624	12,573
Walmart, Inc.	1,280,048	142,610
		304,129
Containers & Packaging – 0.2%
Amcor PLC	726,553	6,059
Avery Dennison Corp.	24,939	4,536
Ball Corp.	86,628	4,589
International Paper Co.	143,522	5,653
Packaging Corp. of America	24,068	4,964
Smurfit WestRock PLC	141,666	5,478
		31,279
Distributors – 0.0%
Genuine Parts Co.	40,335	4,959
Pool Corp.	7,798	1,784
		6,743
EQUITY FUNDS 153 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	2,070,249	$51,425
Verizon Communications, Inc.	1,223,447	49,831
		101,256
Electric Utilities – 1.5%
Alliant Energy Corp.	79,608	5,175
American Electric Power Co., Inc.	157,641	18,178
Constellation Energy Corp.	92,401	32,643
Duke Energy Corp.	227,684	26,687
Edison International	115,465	6,930
Entergy Corp.	131,840	12,186
Evergy, Inc.	68,390	4,958
Eversource Energy	110,582	7,445
Exelon Corp.	285,939	12,464
FirstEnergy Corp.	161,786	7,243
NextEra Energy, Inc.	604,220	48,507
NRG Energy, Inc.	58,529	9,320
PG&E Corp.	645,457	10,372
Pinnacle West Capital Corp.	30,189	2,678
PPL Corp.	218,877	7,665
Southern (The) Co.	322,717	28,141
Xcel Energy, Inc.	169,926	12,551
		253,143
Electrical Equipment – 0.8%
AMETEK, Inc.	68,210	14,004
Eaton Corp. PLC	114,946	36,612
Emerson Electric Co.	166,621	22,114
GE Vernova, Inc.	80,016	52,296
Generac Holdings, Inc.*	14,439	1,969
Hubbell, Inc.	15,926	7,073
Rockwell Automation, Inc.	33,467	13,021
		147,089
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	357,616	48,328
CDW Corp.	36,224	4,934
Corning, Inc.	228,128	19,975
Jabil, Inc.	32,011	7,299
Keysight Technologies, Inc.*	52,364	10,640
TE Connectivity PLC	87,961	20,012
Teledyne Technologies, Inc.*	13,821	7,059
Zebra Technologies Corp., Class A*	13,453	3,266
		121,513
Energy Equipment & Services – 0.2%
Baker Hughes Co.	291,709	13,285
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Energy Equipment & Services – 0.2%continued
Halliburton Co.	251,886	$7,118
SLB Ltd.	448,466	17,212
		37,615
Entertainment – 1.3%
Electronic Arts, Inc.	67,766	13,847
Live Nation Entertainment, Inc.*	46,513	6,628
Netflix, Inc.*	1,236,870	115,969
Take-Two Interactive Software, Inc.*	50,132	12,835
TKO Group Holdings, Inc.	19,868	4,152
Walt Disney (The) Co.	526,241	59,870
Warner Bros. Discovery, Inc.*	724,030	20,867
		234,168
Financial Services – 3.8%
Apollo Global Management, Inc.	132,995	19,252
Berkshire Hathaway, Inc., Class B*	535,770	269,305
Block, Inc.*	153,686	10,003
Corpay, Inc.*	21,832	6,570
Fidelity National Information Services, Inc.	145,166	9,648
Fiserv, Inc.*	151,120	10,151
Global Payments, Inc.	64,152	4,965
Jack Henry & Associates, Inc.	18,981	3,464
Mastercard, Inc., Class A	239,611	136,789
PayPal Holdings, Inc.	280,729	16,389
Visa, Inc., Class A	495,089	173,633
		660,169
Food Products – 0.4%
Archer-Daniels-Midland Co.	133,771	7,690
Bunge Global S.A.	35,005	3,118
Campbell's (The) Co.†	42,689	1,190
Conagra Brands, Inc.	163,924	2,837
General Mills, Inc.	153,176	7,123
Hershey (The) Co.	43,036	7,832
Hormel Foods Corp.	103,254	2,447
J.M. Smucker (The) Co.	26,960	2,637
Kraft Heinz (The) Co.	266,601	6,465
Lamb Weston Holdings, Inc.	33,677	1,411
McCormick & Co., Inc. (Non Voting)	80,328	5,471
Mondelez International, Inc., Class A	385,472	20,750
Tyson Foods, Inc., Class A	75,530	4,428
		73,399
Gas Utilities – 0.0%
Atmos Energy Corp.	47,064	7,889
NORTHERN FUNDS QUARTERLY REPORT  154 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Ground Transportation – 0.8%
CSX Corp.	556,466	$20,172
JB Hunt Transport Services, Inc.	19,824	3,853
Norfolk Southern Corp.	67,108	19,375
Old Dominion Freight Line, Inc.	56,553	8,867
Uber Technologies, Inc.*	613,292	50,112
Union Pacific Corp.	171,779	39,736
		142,115
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	509,016	63,775
Align Technology, Inc.*	22,134	3,456
Baxter International, Inc.†	128,135	2,449
Becton Dickinson & Co.	83,511	16,207
Boston Scientific Corp.*	429,244	40,928
Cooper (The) Cos., Inc.*	63,419	5,198
Dexcom, Inc.*	107,733	7,150
Edwards Lifesciences Corp.*	170,161	14,506
GE HealthCare Technologies, Inc.	130,815	10,730
Hologic, Inc.*	61,335	4,569
IDEXX Laboratories, Inc.*	23,993	16,232
Insulet Corp.*	19,115	5,433
Intuitive Surgical, Inc.*	103,796	58,786
Medtronic PLC	379,683	36,472
ResMed, Inc.	43,469	10,470
Solventum Corp.*	48,413	3,836
STERIS PLC	30,400	7,707
Stryker Corp.	100,625	35,367
Zimmer Biomet Holdings, Inc.	53,323	4,795
		348,066
Health Care Providers & Services – 1.6%
Cardinal Health, Inc.	70,890	14,568
Cencora, Inc.	55,492	18,742
Centene Corp.*	147,542	6,071
Cigna Group (The)	76,698	21,110
CVS Health Corp.	374,716	29,738
DaVita, Inc.*	11,441	1,300
Elevance Health, Inc.	63,828	22,375
HCA Healthcare, Inc.	47,648	22,245
Henry Schein, Inc.*	28,345	2,142
Humana, Inc.	33,551	8,593
Labcorp Holdings, Inc.†	24,744	6,208
McKesson Corp.	36,643	30,058
Molina Healthcare, Inc.*	12,401	2,152
Quest Diagnostics, Inc.	32,953	5,718
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Health Care Providers & Services – 1.6%continued
UnitedHealth Group, Inc.	266,350	$87,925
Universal Health Services, Inc., Class B	14,820	3,231
		282,176
Health Care Real Estate Investment Trusts – 0.3%
Alexandria Real Estate Equities, Inc.	36,475	1,785
Healthpeak Properties, Inc.	177,405	2,853
Ventas, Inc.	133,473	10,328
Welltower, Inc.	198,612	36,864
		51,830
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	208,110	3,690
Hotels, Restaurants & Leisure – 1.8%
Airbnb, Inc., Class A*	121,238	16,454
Booking Holdings, Inc.	9,511	50,935
Carnival Corp.*	325,990	9,956
Chipotle Mexican Grill, Inc.*	398,854	14,758
Darden Restaurants, Inc.	33,737	6,208
Domino's Pizza, Inc.	8,411	3,506
DoorDash, Inc., Class A*	107,532	24,354
Expedia Group, Inc.	35,731	10,123
Hilton Worldwide Holdings, Inc.	69,504	19,965
Las Vegas Sands Corp.	82,725	5,385
Marriott International, Inc., Class A	66,567	20,652
McDonald's Corp.	209,751	64,106
MGM Resorts International*	51,654	1,885
Norwegian Cruise Line Holdings Ltd.*	113,506	2,533
Royal Caribbean Cruises Ltd.	73,551	20,515
Starbucks Corp.	330,311	27,815
Wynn Resorts Ltd.	24,834	2,988
Yum! Brands, Inc.	84,063	12,717
		314,855
Household Durables – 0.2%
D.R. Horton, Inc.	78,492	11,305
Garmin Ltd.	45,805	9,291
Lennar Corp., Class A	63,334	6,511
NVR, Inc.*	887	6,469
PulteGroup, Inc.	60,356	7,077
		40,653
Household Products – 0.8%
Church & Dwight Co., Inc.	67,147	5,630
Clorox (The) Co.	31,441	3,170
Colgate-Palmolive Co.	230,514	18,215
EQUITY FUNDS 155 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Household Products – 0.8%continued
Kimberly-Clark Corp.	92,971	$9,380
Procter & Gamble (The) Co.	680,883	97,578
		133,973
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	207,483	2,975
Vistra Corp.	95,592	15,422
		18,397
Industrial Conglomerates – 0.4%
3M Co.	158,057	25,305
Honeywell International, Inc.	187,932	36,664
		61,969
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	269,925	34,459
Insurance – 1.8%
Aflac, Inc.	141,915	15,649
Allstate (The) Corp.	77,253	16,080
American International Group, Inc.	162,922	13,938
Aon PLC, Class A	63,605	22,445
Arch Capital Group Ltd.*	107,994	10,359
Arthur J. Gallagher & Co.	73,464	19,012
Assurant, Inc.†	15,319	3,690
Brown & Brown, Inc.	80,678	6,430
Chubb Ltd.	108,470	33,856
Cincinnati Financial Corp.	46,387	7,576
Erie Indemnity Co., Class A†	8,911	2,554
Everest Group Ltd.	10,987	3,728
Globe Life, Inc.†	25,074	3,507
Hartford Insurance Group (The), Inc.	84,334	11,621
Loews Corp.	52,536	5,533
Marsh & McLennan Cos., Inc.	141,095	26,176
MetLife, Inc.	167,126	13,193
Principal Financial Group, Inc.	53,798	4,745
Progressive (The) Corp.	169,768	38,660
Prudential Financial, Inc.	98,794	11,152
Travelers (The) Cos., Inc.	66,742	19,359
W R Berkley Corp.	89,081	6,246
Willis Towers Watson PLC†	29,307	9,630
		305,139
Interactive Media & Services – 8.0%
Alphabet, Inc., Class A	1,703,930	533,330
Alphabet, Inc., Class C	1,362,134	427,438
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Interactive Media & Services – 8.0%continued
Match Group, Inc.	55,900	$1,805
Meta Platforms, Inc., Class A	636,678	420,265
		1,382,838
IT Services – 0.9%
Accenture PLC, Class A	179,913	48,271
Akamai Technologies, Inc.*	46,926	4,094
Cognizant Technology Solutions Corp., Class A	140,457	11,658
EPAM Systems, Inc.*	17,365	3,558
Gartner, Inc.*	19,578	4,939
GoDaddy, Inc., Class A*	36,141	4,484
International Business Machines Corp.	272,134	80,609
VeriSign, Inc.	24,131	5,863
		163,476
Leisure Products – 0.0%
Hasbro, Inc.	44,296	3,632
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	82,993	11,293
Bio-Techne Corp.	38,202	2,247
Charles River Laboratories International, Inc.*	12,226	2,439
Danaher Corp.	182,220	41,714
IQVIA Holdings, Inc.*	47,920	10,802
Mettler-Toledo International, Inc.*	5,988	8,348
Revvity, Inc.	28,766	2,783
Thermo Fisher Scientific, Inc.	109,200	63,276
Waters Corp.*	16,300	6,191
West Pharmaceutical Services, Inc.	19,556	5,380
		154,473
Machinery – 1.6%
Caterpillar, Inc.	137,668	78,866
Cummins, Inc.	40,562	20,705
Deere & Co.	74,445	34,659
Dover Corp.	37,975	7,414
Fortive Corp.	89,835	4,960
IDEX Corp.	24,300	4,324
Illinois Tool Works, Inc.	78,445	19,321
Ingersoll Rand, Inc.	106,331	8,423
Nordson Corp.	17,423	4,189
Otis Worldwide Corp.	112,520	9,829
PACCAR, Inc.	152,012	16,647
Parker-Hannifin Corp.	37,412	32,884
Pentair PLC	49,115	5,115
NORTHERN FUNDS QUARTERLY REPORT  156 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Machinery – 1.6%continued
Snap-on, Inc.	15,092	$5,201
Stanley Black & Decker, Inc.	39,491	2,933
Westinghouse Air Brake Technologies Corp.	50,577	10,796
Xylem, Inc.	68,494	9,327
		275,593
Media – 0.4%
Charter Communications, Inc., Class A*	23,741	4,956
Comcast Corp., Class A	1,069,427	31,965
Fox Corp., Class A	63,091	4,610
Fox Corp., Class B	43,447	2,821
News Corp., Class A	93,181	2,434
News Corp., Class B†	29,245	867
Omnicom Group, Inc.	98,610	7,963
Paramount Skydance Corp., Class B†	66,144	886
Trade Desk (The), Inc., Class A*	117,261	4,451
		60,953
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	421,158	21,391
Newmont Corp.	323,673	32,319
Nucor Corp.	64,995	10,601
Steel Dynamics, Inc.	42,682	7,232
		71,543
Multi-Utilities – 0.6%
Ameren Corp.	80,001	7,989
CenterPoint Energy, Inc.	193,272	7,410
CMS Energy Corp.	88,169	6,166
Consolidated Edison, Inc.	101,328	10,064
Dominion Energy, Inc.	242,727	14,221
DTE Energy Co.	57,474	7,413
NiSource, Inc.	139,565	5,828
Public Service Enterprise Group, Inc.	145,645	11,695
Sempra	192,976	17,038
WEC Energy Group, Inc.	91,127	9,610
		97,434
Office Real Estate Investment Trusts – 0.0%
BXP, Inc.†	37,120	2,505
Oil, Gas & Consumable Fuels – 2.5%
APA Corp.	105,305	2,576
Chevron Corp.	550,977	83,974
ConocoPhillips	362,195	33,905
Coterra Energy, Inc.	206,018	5,422
Devon Energy Corp.	195,673	7,167
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Oil, Gas & Consumable Fuels – 2.5%continued
Diamondback Energy, Inc.	54,256	$8,156
EOG Resources, Inc.	154,610	16,236
EQT Corp.	176,691	9,471
Expand Energy Corp.	65,712	7,252
Exxon Mobil Corp.	1,237,790	148,956
Kinder Morgan, Inc.	556,785	15,306
Marathon Petroleum Corp.	90,369	14,697
Occidental Petroleum Corp.	199,551	8,206
ONEOK, Inc.	178,164	13,095
Phillips 66	117,389	15,148
Targa Resources Corp.	64,540	11,908
Texas Pacific Land Corp.	15,393	4,421
Valero Energy Corp.	91,919	14,963
Williams (The) Cos., Inc.	358,015	21,520
		442,379
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	195,384	13,560
Southwest Airlines Co.	153,904	6,361
United Airlines Holdings, Inc.*	96,523	10,793
		30,714
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	74,147	7,765
Kenvue, Inc.	585,251	10,095
		17,860
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Co.	591,180	31,888
Eli Lilly & Co.	232,790	250,175
Johnson & Johnson	707,071	146,328
Merck & Co., Inc.	725,060	76,320
Pfizer, Inc.	1,647,195	41,015
Viatris, Inc.	299,986	3,735
Zoetis, Inc.	126,040	15,858
		565,319
Professional Services – 0.5%
Automatic Data Processing, Inc.	119,296	30,687
Broadridge Financial Solutions, Inc.	34,672	7,738
Dayforce, Inc.*	40,694	2,814
Equifax, Inc.	33,873	7,350
Jacobs Solutions, Inc.	35,663	4,724
Leidos Holdings, Inc.	38,277	6,905
Paychex, Inc.	91,728	10,290
EQUITY FUNDS 157 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Professional Services – 0.5%continued
Paycom Software, Inc.	11,691	$1,863
Verisk Analytics, Inc.	41,446	9,271
		81,642
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	87,464	14,063
CoStar Group, Inc.*	117,349	7,891
		21,954
Residential Real Estate Investment Trusts – 0.2%
AvalonBay Communities, Inc.†	38,985	7,069
Camden Property Trust	35,205	3,875
Equity Residential	108,313	6,828
Essex Property Trust, Inc.	20,510	5,367
Invitation Homes, Inc.	180,864	5,026
Mid-America Apartment Communities, Inc.	31,073	4,316
UDR, Inc.	99,985	3,668
		36,149
Retail Real Estate Investment Trusts – 0.2%
Federal Realty Investment Trust	21,153	2,132
Kimco Realty Corp.	219,322	4,445
Realty Income Corp.	261,802	14,758
Regency Centers Corp.	41,847	2,889
Simon Property Group, Inc.	97,861	18,115
		42,339
Semiconductors & Semiconductor Equipment – 14.0%
Advanced Micro Devices, Inc.*	478,128	102,396
Analog Devices, Inc.	145,488	39,456
Applied Materials, Inc.	234,765	60,332
Broadcom, Inc.	1,380,680	477,853
First Solar, Inc.*	31,067	8,116
Intel Corp.*	1,300,729	47,997
KLA Corp.	38,797	47,142
Lam Research Corp.	370,159	63,364
Microchip Technology, Inc.	162,091	10,329
Micron Technology, Inc.	330,298	94,270
Monolithic Power Systems, Inc.	14,053	12,737
NVIDIA Corp.	7,113,397	1,326,649
NXP Semiconductors N.V.	73,612	15,978
ON Semiconductor Corp.*	113,171	6,128
Qnity Electronics, Inc.	57,603	4,703
QUALCOMM, Inc.	315,823	54,022
Skyworks Solutions, Inc.	44,036	2,792
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Semiconductors & Semiconductor Equipment – 14.0%continued
Teradyne, Inc.	43,620	$8,443
Texas Instruments, Inc.	263,502	45,715
		2,428,422
Software – 10.2%
Adobe, Inc.*	122,192	42,766
AppLovin Corp., Class A*	78,585	52,952
Autodesk, Inc.*	63,542	18,809
Cadence Design Systems, Inc.*	80,984	25,314
Crowdstrike Holdings, Inc., Class A*	72,729	34,092
Datadog, Inc., Class A*	96,702	13,151
Fair Isaac Corp.*	7,175	12,130
Fortinet, Inc.*	185,314	14,716
Gen Digital, Inc.	161,246	4,384
Intuit, Inc.	82,222	54,466
Microsoft Corp.	2,174,075	1,051,426
Oracle Corp.	490,830	95,668
Palantir Technologies, Inc., Class A*	666,212	118,419
Palo Alto Networks, Inc.*	197,887	36,451
PTC, Inc.*	33,551	5,845
Roper Technologies, Inc.	31,070	13,830
Salesforce, Inc.	276,921	73,359
ServiceNow, Inc.*	303,990	46,568
Synopsys, Inc.*	53,852	25,295
Trimble, Inc.*	71,622	5,612
Tyler Technologies, Inc.*	11,947	5,423
Workday, Inc., Class A*	65,467	14,061
		1,764,737
Specialized Real Estate Investment Trusts – 0.7%
American Tower Corp.	137,509	24,142
Crown Castle, Inc.	130,297	11,580
Digital Realty Trust, Inc.	91,663	14,181
Equinix, Inc.	29,293	22,443
Extra Space Storage, Inc.	65,361	8,511
Iron Mountain, Inc.	86,289	7,158
Public Storage	44,624	11,580
SBA Communications Corp.	33,415	6,464
VICI Properties, Inc.	297,526	8,366
Weyerhaeuser Co.	192,704	4,565
		118,990
Specialty Retail – 1.7%
AutoZone, Inc.*	4,960	16,822
Best Buy Co., Inc.	59,564	3,987
Carvana Co.*	40,452	17,071
NORTHERN FUNDS QUARTERLY REPORT  158 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Specialty Retail – 1.7%continued
Home Depot (The), Inc.	291,972	$100,468
Lowe's Cos., Inc.	165,089	39,813
O'Reilly Automotive, Inc.*	251,585	22,947
Ross Stores, Inc.	96,470	17,378
TJX (The) Cos., Inc.	328,422	50,449
Tractor Supply Co.	158,296	7,916
Ulta Beauty, Inc.*	13,548	8,197
Williams-Sonoma, Inc.	35,703	6,376
		291,424
Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	4,325,610	1,175,960
Dell Technologies, Inc., Class C	87,724	11,043
Hewlett Packard Enterprise Co.	384,692	9,240
HP, Inc.	256,420	5,713
NetApp, Inc.	58,739	6,290
Sandisk Corp.*	38,713	9,190
Seagate Technology Holdings PLC	62,741	17,278
Super Micro Computer, Inc.* †	133,328	3,903
Western Digital Corp.	102,484	17,655
		1,256,272
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	38,574	3,999
Lululemon Athletica, Inc.*	33,633	6,989
NIKE, Inc., Class B	341,706	21,770
Ralph Lauren Corp.	11,904	4,209
Tapestry, Inc.	61,520	7,861
		44,828
Tobacco – 0.6%
Altria Group, Inc.	498,395	28,737
Philip Morris International, Inc.	457,592	73,398
		102,135
Trading Companies & Distributors – 0.2%
Fastenal Co.	339,146	13,610
United Rentals, Inc.	19,078	15,440
W.W. Grainger, Inc.	13,010	13,128
		42,178
Water Utilities – 0.0%
American Water Works Co., Inc.	53,900	7,034
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	141,150	$28,659
Total Common Stocks
(Cost $3,799,468)		17,101,991

INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(2) (3) (4)	4,330,872	4,331
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(2) (3)	244,404,626	244,405
Total Investment Companies
(Cost $248,736)		248,736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.70%, 5/7/26(5) (6)	$18,139	$17,916
Total Short-Term Investments
(Cost $17,904)		17,916

Total Investments – 100.0%
(Cost $4,066,108)		17,368,643
Other Assets less Liabilities – 0.0%		6,952
NET ASSETS – 100.0%		$17,375,595

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2025 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
EQUITY FUNDS 159 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	762	$262,604	Long	3/26	$186
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$17,101,991	$—	$—	$17,101,991
Investment Companies	248,736	—	—	248,736
Short-Term Investments	—	17,916	—	17,916
Total Investments	$17,350,727	$17,916	$—	$17,368,643
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$186	$—	$—	$186
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$9,517	$457	$275	$2,599	$71	$101	$12,369	127,345
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	184,973	180,642	—	—	21 (1)	4,331	4,330,872
Northern Institutional Funds - U.S. Government Portfolio (Shares)	129,995	785,415	671,005	—	—	5,855	244,405	244,404,626
Northern Trust Corp.	5,886	28	196	2,189	36	137	7,943	58,149
Total	$145,398	$970,873	$852,118	$4,788	$107	$6,114	$269,048	248,920,992

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  160 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6%
Aerospace & Defense – 0.2%
Howmet Aerospace, Inc.	4,741	$972
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	6,721	1,080
Expeditors International of Washington, Inc.	12,106	1,804
		2,884
Automobiles – 1.4%
Tesla, Inc.*	12,976	5,835
Banks – 3.8%
Bank of America Corp.	5,631	310
Citigroup, Inc.	43,384	5,063
Commerce Bancshares, Inc.	14,121	739
First Hawaiian, Inc.	33,759	854
JPMorgan Chase & Co.	28,553	9,200
		16,166
Biotechnology – 3.5%
AbbVie, Inc.	26,060	5,954
Amgen, Inc.	7,934	2,597
Gilead Sciences, Inc.	33,217	4,077
Halozyme Therapeutics, Inc.*	22,033	1,483
Incyte Corp.*	9,338	922
		15,033
Broadline Retail – 3.6%
Amazon.com, Inc.*	55,237	12,750
eBay, Inc.	19,260	1,677
Etsy, Inc.*	15,793	876
		15,303
Building Products – 1.0%
Lennox International, Inc.	2,555	1,241
Masco Corp.	10,457	663
Trane Technologies PLC	5,946	2,314
		4,218
Capital Markets – 3.4%
Affiliated Managers Group, Inc.	1,045	301
Ameriprise Financial, Inc.	1,598	783
Bank of New York Mellon (The) Corp.	20,236	2,349
Goldman Sachs Group (The), Inc.	959	843
Invesco Ltd.	75,000	1,970
Janus Henderson Group PLC	30,413	1,447
Morgan Stanley	27,245	4,837
State Street Corp.	16,439	2,121
		14,651
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Chemicals – 0.8%
Ecolab, Inc.	7,171	$1,882
Sherwin-Williams (The) Co.	5,301	1,718
		3,600
Commercial Services & Supplies – 0.4%
Cintas Corp.	1,413	266
Veralto Corp.	15,877	1,584
		1,850
Communications Equipment – 0.7%
Cisco Systems, Inc.	27,347	2,107
F5, Inc.*	1,059	270
Motorola Solutions, Inc.	1,169	448
		2,825
Construction & Engineering – 0.6%
AECOM	6,786	647
EMCOR Group, Inc.	2,831	1,732
		2,379
Consumer Finance – 0.9%
Ally Financial, Inc.	13,692	620
SLM Corp.	49,183	1,331
Synchrony Financial	24,055	2,007
		3,958
Consumer Staples Distribution & Retail – 0.8%
Costco Wholesale Corp.	2,774	2,392
Walmart, Inc.	8,990	1,002
		3,394
Containers & Packaging – 0.9%
Avery Dennison Corp.	5,786	1,052
Crown Holdings, Inc.	11,233	1,157
Sealed Air Corp.	40,914	1,695
		3,904
Diversified Consumer Services – 0.0%
H&R Block, Inc.	4,003	174
Diversified Telecommunication Services – 0.0%
Iridium Communications, Inc.	11,193	194
Electric Utilities – 0.4%
Duke Energy Corp.	7,135	836
Exelon Corp.	17,521	764
		1,600
Electrical Equipment – 1.3%
Acuity, Inc.	4,054	1,460
EQUITY FUNDS 161 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Electrical Equipment – 1.3%continued
GE Vernova, Inc.	5,950	$3,889
Rockwell Automation, Inc.	713	277
		5,626
Energy Equipment & Services – 0.7%
SLB Ltd.	29,727	1,141
TechnipFMC PLC	42,100	1,876
		3,017
Entertainment – 1.6%
Electronic Arts, Inc.	10,956	2,239
Netflix, Inc.*	35,942	3,370
Spotify Technology S.A.*	2,083	1,209
		6,818
Financial Services – 3.6%
Berkshire Hathaway, Inc., Class B*	8,197	4,120
Equitable Holdings, Inc.	29,088	1,386
Fidelity National Information Services, Inc.	21,626	1,437
Fiserv, Inc.*	10,774	724
Mastercard, Inc., Class A	3,344	1,909
MGIC Investment Corp.	55,954	1,635
PayPal Holdings, Inc.	12,566	734
Visa, Inc., Class A	7,791	2,732
Voya Financial, Inc.	8,383	625
		15,302
Food Products – 0.3%
Ingredion, Inc.	10,944	1,207
Gas Utilities – 0.4%
UGI Corp.	43,713	1,636
Ground Transportation – 0.8%
Landstar System, Inc.	5,808	835
Union Pacific Corp.	10,594	2,450
		3,285
Health Care Equipment & Supplies – 0.8%
Hologic, Inc.*	18,859	1,405
IDEXX Laboratories, Inc.*	3,060	2,070
		3,475
Health Care Providers & Services – 2.0%
Cardinal Health, Inc.	10,712	2,201
Cencora, Inc.	1,130	382
Cigna Group (The)	6,914	1,903
DaVita, Inc.*	9,633	1,094
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Health Care Providers & Services – 2.0%continued
McKesson Corp.	3,348	$2,746
UnitedHealth Group, Inc.	581	192
		8,518
Health Care Technology – 0.5%
Doximity, Inc., Class A*	23,522	1,042
Veeva Systems, Inc., Class A*	5,592	1,248
		2,290
Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc., Class A*	4,149	563
Booking Holdings, Inc.	730	3,909
Domino's Pizza, Inc.	935	390
Hilton Worldwide Holdings, Inc.	7,445	2,139
Travel + Leisure Co.	25,362	1,789
		8,790
Household Durables – 0.4%
TopBuild Corp.*	4,046	1,688
Household Products – 1.7%
Clorox (The) Co.	5,938	599
Colgate-Palmolive Co.	21,856	1,727
Kimberly-Clark Corp.	13,430	1,355
Procter & Gamble (The) Co.	23,919	3,428
		7,109
Independent Power & Renewable Electricity Producers – 0.8%
Brookfield Renewable Corp.†	47,541	1,823
Clearway Energy, Inc., Class C	43,971	1,462
		3,285
Industrial Conglomerates – 0.4%
3M Co.	11,593	1,856
Insurance – 2.4%
Aflac, Inc.	15,683	1,729
American International Group, Inc.	4,834	414
Hartford Insurance Group (The), Inc.	13,297	1,832
MetLife, Inc.	22,632	1,787
Prudential Financial, Inc.	12,049	1,360
Unum Group	18,428	1,428
Willis Towers Watson PLC	4,835	1,589
		10,139
Interactive Media & Services – 6.9%
Alphabet, Inc., Class A	68,803	21,535
Meta Platforms, Inc., Class A	11,885	7,845
		29,380
NORTHERN FUNDS QUARTERLY REPORT  162 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
IT Services – 1.5%
Accenture PLC, Class A	7,644	$2,051
International Business Machines Corp.	15,320	4,538
		6,589
Leisure Products – 0.4%
Hasbro, Inc.	19,339	1,586
Life Sciences Tools & Services – 0.9%
Mettler-Toledo International, Inc.*	1,422	1,983
Waters Corp.*	5,084	1,931
		3,914
Machinery – 1.8%
Caterpillar, Inc.	5,921	3,392
Illinois Tool Works, Inc.	7,839	1,931
Otis Worldwide Corp.	3,403	297
Parker-Hannifin Corp.	401	353
Pentair PLC	15,810	1,646
		7,619
Metals & Mining – 0.9%
Newmont Corp.	17,515	1,749
Royal Gold, Inc.	9,012	2,003
		3,752
Oil, Gas & Consumable Fuels – 1.0%
Cheniere Energy, Inc.	7,811	1,519
Chevron Corp.	1,274	194
EOG Resources, Inc.	11,002	1,155
Exxon Mobil Corp.	11,044	1,329
		4,197
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Co.	41,699	2,249
Eli Lilly & Co.	2,678	2,878
Johnson & Johnson	11,282	2,335
Merck & Co., Inc.	7,348	773
Pfizer, Inc.	135,857	3,383
Zoetis, Inc.	4,997	629
		12,247
Professional Services – 2.1%
Automatic Data Processing, Inc.	10,869	2,796
Broadridge Financial Solutions, Inc.	7,178	1,602
ExlService Holdings, Inc.*	26,411	1,121
Paychex, Inc.	2,871	322
Paycom Software, Inc.	2,719	433
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Professional Services – 2.1%continued
Paylocity Holding Corp.*	7,719	$1,177
Verisk Analytics, Inc.	5,769	1,291
		8,742
Real Estate Management & Development – 0.4%
CBRE Group, Inc., Class A*	11,872	1,909
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	6,997	1,269
Retail Real Estate Investment Trusts – 0.0%
Brixmor Property Group, Inc.	7,560	198
Semiconductors & Semiconductor Equipment – 13.2%
Applied Materials, Inc.	20,652	5,307
Broadcom, Inc.	29,853	10,332
KLA Corp.	904	1,099
Lam Research Corp.	34,104	5,838
NVIDIA Corp.	173,033	32,271
QUALCOMM, Inc.	7,923	1,355
		56,202
Software – 11.6%
Adobe, Inc.*	7,086	2,480
AppLovin Corp., Class A*	3,455	2,328
Autodesk, Inc.*	6,373	1,887
Bentley Systems, Inc., Class B	24,028	917
Cadence Design Systems, Inc.*	4,618	1,444
Dropbox, Inc., Class A*	49,764	1,384
Fair Isaac Corp.*	672	1,136
Intuit, Inc.	6,415	4,249
Manhattan Associates, Inc.*	1,092	189
Microsoft Corp.	53,944	26,088
Oracle Corp.	4,919	959
Palantir Technologies, Inc., Class A*	2,508	446
PTC, Inc.*	8,658	1,508
Salesforce, Inc.	14,487	3,838
Teradata Corp.*	12,102	368
		49,221
Specialty Retail – 2.4%
Best Buy Co., Inc.	7,688	515
Home Depot (The), Inc.	11,007	3,788
Lowe's Cos., Inc.	14,374	3,466
Ulta Beauty, Inc.*	1,129	683
Williams-Sonoma, Inc.	8,726	1,558
		10,010
EQUITY FUNDS 163 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	104,919	$28,523
HP, Inc.	20,345	453
NetApp, Inc.	6,562	703
Western Digital Corp.	4,040	696
		30,375
Textiles, Apparel & Luxury Goods – 1.2%
Crocs, Inc.*	12,455	1,065
Deckers Outdoor Corp.*	11,745	1,217
NIKE, Inc., Class B	7,748	494
Tapestry, Inc.	16,652	2,128
		4,904
Trading Companies & Distributors – 0.7%
Fastenal Co.	41,179	1,653
W.W. Grainger, Inc.	1,463	1,476
		3,129
Wireless Telecommunication Services – 0.4%
Millicom International Cellular S.A.	30,696	1,702
Total Common Stocks
(Cost $246,845)		419,926

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(1) (2) (3)	66,456	66
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(1) (2)	4,791,784	4,792
Total Investment Companies
(Cost $4,858)		4,858

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.60%, 5/7/26(4) (5)	$345	$341
Total Short-Term Investments
(Cost $340)		341

Total Investments – 99.8%
(Cost $252,043)		425,125
Other Assets less Liabilities – 0.2%		663
NET ASSETS – 100.0%		$425,788

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2025 is disclosed.
(3)	Investment of cash collateral received from securities lending activities.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	14	$4,825	Long	3/26	$2
NORTHERN FUNDS QUARTERLY REPORT  164 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued	December 31, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$419,926	$—	$—	$419,926
Investment Companies	4,858	—	—	4,858
Short-Term Investments	—	341	—	341
Total Investments	$424,784	$341	$—	$425,125
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,834	$5,768	$— (1),*	$66	66,456
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,176	34,966	35,350	135	4,792	4,791,784
Total	$5,176	$40,800	$41,118	$135	$4,858	4,858,240

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
EQUITY FUNDS 165 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

WORLD SELECTION INDEX FUND	December 31, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)
Australia – 1.2%
ANZ Group Holdings Ltd.	132,874	$3,215
APA Group	56,715	339
Aristocrat Leisure Ltd.	25,304	981
ASX Ltd.	8,187	281
Brambles Ltd.	59,110	906
CAR Group Ltd.	16,832	345
Cochlear Ltd.	2,893	501
Coles Group Ltd.	59,855	856
Computershare Ltd.	24,226	550
CSL Ltd.	21,037	2,424
Evolution Mining Ltd.	88,503	745
Fortescue Ltd.	74,918	1,095
Goodman Group	88,559	1,821
Macquarie Group Ltd.	16,413	2,209
Northern Star Resources Ltd.	59,798	1,061
QBE Insurance Group Ltd.	68,625	909
REA Group Ltd.	2,606	319
South32 Ltd.	202,600	481
Suncorp Group Ltd.	48,481	570
Transurban Group	139,926	1,323
WiseTech Global Ltd.	8,338	378
Woodside Energy Group Ltd.	84,000	1,315
		22,624
Austria – 0.0%
OMV A.G.	6,883	383
Verbund A.G.	2,717	198
		581
Belgium – 0.1%
Ageas S.A./N.V.	6,342	445
Elia Group S.A./N.V.	2,224	287
KBC Group N.V.	10,095	1,312
Lotus Bakeries N.V.	23	212
Syensqo S.A.	3,500	281
		2,537
Brazil – 0.4%
MercadoLibre, Inc.*	2,019	4,067
Wheaton Precious Metals Corp.	20,856	2,452
Yara International ASA	8,185	335
		6,854
Canada – 3.3%
TELUS Corp. (TSX Toronto Exchange)	3,799	50
Agnico Eagle Mines Ltd.	22,570	3,827
Bank of Montreal	32,095	4,168
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Canada – 3.3%continued
Bank of Nova Scotia (The)	55,081	$4,062
Brookfield Corp.	92,923	4,267
CAE, Inc.*	14,187	431
Cameco Corp.	19,703	1,804
Canadian National Railway Co.	22,896	2,265
Canadian Tire Corp. Ltd., Class A	2,544	322
CGI, Inc.	9,421	870
Dollarama, Inc.	12,505	1,869
Element Fleet Management Corp.	19,573	514
Enbridge, Inc.	96,064	4,597
FirstService Corp.	1,927	300
Fortis, Inc.	22,456	1,168
George Weston Ltd.	7,320	505
Hydro One Ltd.	14,520	578
Imperial Oil Ltd.	8,136	703
Intact Financial Corp.	8,208	1,709
Keyera Corp.	10,222	328
Kinross Gold Corp.	53,371	1,503
Loblaw Cos. Ltd.	26,259	1,187
Metro, Inc.	9,657	695
National Bank of Canada	17,474	2,198
Nutrien Ltd.	21,876	1,350
Open Text Corp.	10,970	357
Pembina Pipeline Corp.	25,004	953
RB Global, Inc.	8,723	898
Rogers Communications, Inc., Class B	14,497	547
Shopify, Inc., Class A*	55,061	8,866
Sun Life Financial, Inc.	24,982	1,559
TELUS Corp.	18,800	248
Thomson Reuters Corp.	6,489	856
Toronto-Dominion Bank (The)	75,247	7,092
WSP Global, Inc.	6,080	1,101
		63,747
Chile – 0.1%
Antofagasta PLC	17,577	772
Lundin Mining Corp.	32,404	696
		1,468
China – 0.2%
Prosus N.V.*	59,132	3,652
Congo, The Democ. Rep. of – 0.0%
Ivanhoe Mines Ltd., Class A*	31,250	355
Denmark – 0.8%
Coloplast A/S, Class B	5,325	457
NORTHERN FUNDS QUARTERLY REPORT  166 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Denmark – 0.8%continued
DSV A/S	9,247	$2,327
Genmab A/S*	2,824	873
Novo Nordisk A/S, Class B	143,127	7,295
Novonesis (Novozymes) B	16,148	1,034
Orsted A.S.(2) *	23,487	451
Pandora A/S	3,350	370
ROCKWOOL A/S, Class B	5,304	187
Tryg A/S	14,394	377
Vestas Wind Systems A/S	44,117	1,191
		14,562
Finland – 0.3%
Elisa OYJ	5,821	258
Kesko OYJ, Class B	12,014	272
Kone OYJ, Class B	14,736	1,045
Metso OYJ	31,672	553
Neste OYJ	17,741	401
Nokia OYJ	240,566	1,558
Sampo OYJ, Class A	109,039	1,322
Stora Enso OYJ (Registered)	26,687	334
UPM-Kymmene OYJ	22,593	655
		6,398
France – 2.8%
Aeroports de Paris S.A.†	1,504	196
Air Liquide S.A.	25,466	4,792
AXA S.A.	78,522	3,776
BNP Paribas S.A.	45,554	4,311
Bouygues S.A.	7,890	409
Bureau Veritas S.A.	14,104	449
Carrefour S.A.	25,589	427
Cie Generale des Etablissements Michelin S.C.A.	28,832	956
Covivio S.A./France	3,139	209
Credit Agricole S.A.	47,481	975
Danone S.A.	28,930	2,610
Dassault Systemes S.E.	27,238	761
Eiffage S.A.	3,190	458
EssilorLuxottica S.A.	13,565	4,289
Gecina S.A.	2,410	229
Getlink S.E.	14,606	270
Hermes International S.C.A.	1,416	3,499
Kering S.A.	3,291	1,161
Legrand S.A.	11,758	1,747
L'Oreal S.A.	10,868	4,668
LVMH Moet Hennessy Louis Vuitton S.E.	11,281	8,505
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
France – 2.8%continued
Publicis Groupe S.A.	10,232	$1,061
Rexel S.A.	10,940	430
Societe Generale S.A.	31,626	2,548
TotalEnergies S.E.	89,712	5,847
		54,583
Germany – 1.0%
adidas A.G.	7,252	1,427
Beiersdorf A.G.	3,854	424
Commerzbank A.G.	32,994	1,397
Deutsche Boerse A.G.	8,199	2,153
Deutsche Lufthansa A.G. (Registered)	27,068	268
Evonik Industries A.G.	5,638	88
GEA Group A.G.	6,794	461
Heidelberg Materials A.G.	6,023	1,577
Henkel A.G. & Co. KGaA	4,370	334
Infineon Technologies A.G.	58,740	2,603
Knorr-Bremse A.G.	3,360	376
LEG Immobilien S.E.	2,940	215
Merck KGaA	6,188	888
MTU Aero Engines A.G.	2,383	994
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,881	3,884
Scout24 S.E.	3,501	353
Symrise A.G.	5,533	448
Vonovia S.E.	33,579	968
Zalando S.E.*	9,628	286
		19,144
Hong Kong – 0.6%
AIA Group Ltd.	464,000	4,766
CK Infrastructure Holdings Ltd.	33,500	248
Hang Seng Bank Ltd.	34,378	678
HKT Trust & HKT Ltd.	181,000	267
Hong Kong & China Gas Co. Ltd.	513,463	462
Hong Kong Exchanges & Clearing Ltd.	54,000	2,822
MTR Corp. Ltd.	63,626	243
Prudential PLC	109,601	1,691
Sino Land Co. Ltd.	172,380	226
Swire Pacific Ltd., Class A	17,500	141
WH Group Ltd.(2)	362,000	403
		11,947
Ireland – 0.1%
AerCap Holdings N.V.	7,891	1,134
EQUITY FUNDS 167 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Ireland – 0.1%continued
Kerry Group PLC, Class A	6,536	$599
Kingspan Group PLC	6,824	590
		2,323
Israel – 0.0%
Nice Ltd.*	2,080	236
Italy – 0.7%
Coca-Cola HBC A.G. - CDI*	10,391	538
Enel S.p.A.	364,586	3,799
FinecoBank Banca Fineco S.p.A.	28,923	751
Generali	38,376	1,611
Infrastrutture Wireless Italiane S.p.A.	17,347	161
Intesa Sanpaolo S.p.A.	641,108	4,440
Moncler S.p.A.	10,900	701
Nexi S.p.A.†	20,591	102
Poste Italiane S.p.A.	17,909	450
Prysmian S.p.A.	12,558	1,252
		13,805
Japan – 5.6%
Aeon Co. Ltd.	98,200	1,552
Ajinomoto Co., Inc.	41,400	876
ANA Holdings, Inc.	5,300	101
Asahi Kasei Corp.	55,000	488
Asics Corp.	30,200	728
Astellas Pharma, Inc.	80,400	1,074
Bandai Namco Holdings, Inc.	25,200	672
Bridgestone Corp.	50,800	1,143
Capcom Co. Ltd.	15,300	356
Dai Nippon Printing Co. Ltd.	19,700	339
Daifuku Co. Ltd.	14,800	467
Dai-ichi Life Holdings, Inc.	160,700	1,334
Daiichi Sankyo Co. Ltd.	78,700	1,676
Daikin Industries Ltd.	11,600	1,489
Daiwa House Industry Co. Ltd.	25,200	837
Daiwa Securities Group, Inc.	60,800	533
Eisai Co. Ltd.	10,205	303
ENEOS Holdings, Inc.	122,700	867
FANUC Corp.	41,300	1,607
Fast Retailing Co. Ltd.	8,700	3,155
Fuji Electric Co. Ltd.	6,400	485
FUJIFILM Holdings Corp.	48,600	1,038
Fujitsu Ltd.	79,900	2,191
Hankyu Hanshin Holdings, Inc.	10,600	267
Hitachi Ltd.	206,300	6,400
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 5.6%continued
Hoya Corp.	15,300	$2,317
Isuzu Motors Ltd.	24,700	385
ITOCHU Corp.	270,500	3,414
JFE Holdings, Inc.	28,200	359
Kao Corp.	19,200	768
KDDI Corp.	132,000	2,283
Kikkoman Corp.	31,300	284
Kobe Bussan Co. Ltd.	3,600	87
Komatsu Ltd.	43,000	1,375
Konami Group Corp.	4,600	627
Kubota Corp.	43,400	613
LY Corp.	120,700	321
Marubeni Corp.	62,700	1,745
MatsukiyoCocokara & Co.	15,800	274
Mitsubishi Chemical Group Corp.	56,800	332
Mitsubishi Estate Co. Ltd.	46,700	1,137
Mitsui Fudosan Co. Ltd.	120,400	1,370
Mizuho Financial Group, Inc.	110,500	4,012
MS&AD Insurance Group Holdings, Inc.	56,800	1,337
NEC Corp.	57,600	1,942
Nexon Co. Ltd.	16,800	412
Nippon Paint Holdings Co. Ltd.	42,000	281
Nitto Denko Corp.	32,600	775
Nomura Holdings, Inc.	134,300	1,117
Nomura Research Institute Ltd.	17,076	657
Obayashi Corp.	27,800	581
Oriental Land Co. Ltd.	46,800	866
ORIX Corp.	53,600	1,558
Osaka Gas Co. Ltd.	16,000	555
Pan Pacific International Holdings Corp.	79,400	473
Panasonic Holdings Corp.	103,400	1,353
Rakuten Group, Inc.*	67,000	430
Recruit Holdings Co. Ltd.	62,700	3,577
Renesas Electronics Corp.	73,600	1,008
Secom Co. Ltd.	18,800	668
Sekisui Chemical Co. Ltd.	17,800	299
Sekisui House Ltd.	26,900	600
SG Holdings Co. Ltd.	10,900	100
Shimadzu Corp.	11,100	296
Shin-Etsu Chemical Co. Ltd.	76,000	2,363
Shiseido Co. Ltd.	14,100	206
SoftBank Corp.	1,301,100	1,786
SoftBank Group Corp.	172,000	4,849
NORTHERN FUNDS QUARTERLY REPORT  168 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Japan – 5.6%continued
Sompo Holdings, Inc.	40,700	$1,386
Sony Group Corp.	277,300	7,088
Subaru Corp.	22,800	490
Sumitomo Metal Mining Co. Ltd.	12,100	486
Sumitomo Mitsui Financial Group, Inc.	164,600	5,297
Sumitomo Mitsui Trust Group, Inc.	29,500	896
Suntory Beverage & Food Ltd.	7,200	218
Sysmex Corp.	18,626	184
T&D Holdings, Inc.	22,200	512
TDK Corp.	85,700	1,213
TIS, Inc.	9,800	328
Toho Co. Ltd.	5,100	260
Tokio Marine Holdings, Inc.	81,600	3,029
Tokyo Electron Ltd.	19,900	4,370
Tokyo Gas Co. Ltd.	14,400	569
Tokyu Corp.	16,800	197
Toray Industries, Inc.	62,000	404
Unicharm Corp.	49,900	286
West Japan Railway Co.	16,800	336
Yamaha Motor Co. Ltd.†	35,000	258
Yokogawa Electric Corp.	8,200	263
Yokohama Financial Group, Inc.	49,000	404
ZOZO, Inc.	22,800	189
		108,433
Luxembourg – 0.0%
Eurofins Scientific S.E.	5,178	379
Netherlands – 1.6%
Akzo Nobel N.V.	8,226	571
ASML Holding N.V.	17,410	18,610
ASR Nederland N.V.	6,348	451
ING Groep N.V.	136,896	3,848
Koninklijke Ahold Delhaize N.V.	40,721	1,670
Koninklijke KPN N.V.	177,901	832
NN Group N.V.	11,850	912
NXP Semiconductors N.V.	11,325	2,458
Randstad N.V.	4,696	179
Universal Music Group N.V.	46,261	1,209
Wolters Kluwer N.V.	9,677	1,005
		31,745
New Zealand – 0.0%
Contact Energy Ltd.	37,751	201
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
New Zealand – 0.0%continued
Meridian Energy Ltd.	59,489	$191
Xero Ltd.*	6,397	484
		876
Norway – 0.2%
Aker BP ASA	13,478	343
DNB Bank ASA	39,244	1,093
Equinor ASA	31,645	748
Gjensidige Forsikring ASA	10,577	317
Mowi ASA	21,558	521
Norsk Hydro ASA	61,441	475
Orkla ASA	34,169	381
Telenor ASA	25,379	369
		4,247
Poland – 0.0%
InPost S.A.* †	8,170	100
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
EDP S.A.	149,972	689
Galp Energia SGPS S.A.	22,075	376
Jeronimo Martins SGPS S.A.	13,504	322
		1,387
Singapore – 0.2%
CapitaLand Ascendas REIT	197,000	433
CapitaLand Investment Ltd.	92,858	196
Grab Holdings Ltd., Class A*	109,397	546
Keppel Ltd.	65,500	526
Sembcorp Industries Ltd.	44,000	205
Singapore Exchange Ltd.	40,400	531
STMicroelectronics N.V.	28,784	746
United Overseas Bank Ltd.	57,300	1,560
		4,743
South Africa – 0.1%
Anglo American PLC	50,307	2,073
Spain – 0.7%
ACS Actividades de Construccion y Servicios S.A.	8,129	806
Aena SME S.A.(2)	32,572	912
Amadeus IT Group S.A.	20,805	1,526
Banco de Sabadell S.A.	231,968	910
Cellnex Telecom S.A.*	22,241	715
Endesa S.A.	13,323	479
Iberdrola S.A.	285,918	6,189
EQUITY FUNDS 169 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Spain – 0.7%continued
Redeia Corp. S.A.	19,514	$348
Repsol S.A.	51,186	959
		12,844
Sweden – 0.9%
AddTech AB, Class B	11,232	399
Alfa Laval AB	13,264	670
Assa Abloy AB, Class B	44,731	1,734
Atlas Copco AB, Class A	123,030	2,204
Atlas Copco AB, Class B	63,567	1,020
Boliden AB*	12,825	710
Epiroc AB, Class A	28,384	642
Epiroc AB, Class B	19,836	400
EQT AB	22,683	885
Essity AB, Class B	27,022	778
Evolution AB	5,798	395
H&M Hennes & Mauritz AB, Class B	21,453	432
Holmen AB, Class B	3,548	136
Indutrade AB	13,389	347
Nibe Industrier AB, Class B	65,208	250
Sandvik AB	47,426	1,536
Skanska AB, Class B	14,490	395
SKF AB, Class B	15,145	403
Svenska Cellulosa AB S.C.A., Class B	26,069	346
Svenska Handelsbanken AB, Class A	66,021	963
Tele2 AB, Class B	24,663	414
Telia Co. AB	106,460	455
Volvo AB, Class B	72,930	2,338
		17,852
Switzerland – 1.3%
ABB Ltd. (Registered)	70,940	5,244
Banque Cantonale Vaudoise (Registered)	1,740	220
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	42	614
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	5	733
DSM-Firmenich A.G.	7,618	616
Geberit A.G. (Registered)	1,504	1,172
Givaudan S.A. (Registered)	413	1,642
Julius Baer Group Ltd.	9,226	721
Kuehne + Nagel International A.G. (Registered)	2,237	482
Logitech International S.A. (Registered)	6,737	686
Lonza Group A.G. (Registered)	3,113	2,106
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
Switzerland – 1.3%continued
SGS S.A. (Registered)	7,552	$866
Sika A.G. (Registered)	6,728	1,379
Sonova Holding A.G. (Registered)	2,230	575
Swiss Life Holding A.G. (Registered)	1,289	1,489
Swiss Prime Site A.G. (Registered)	3,709	576
Swisscom A.G. (Registered)	1,102	801
VAT Group A.G.	1,223	587
Zurich Insurance Group A.G.	6,550	4,972
		25,481
United Kingdom – 3.3%
3i Group PLC	43,214	1,880
Admiral Group PLC	11,519	493
Ashtead Group PLC	18,674	1,274
Associated British Foods PLC	14,968	429
AstraZeneca PLC	69,511	12,803
Auto Trader Group PLC	36,207	286
Aviva PLC	130,600	1,196
Barratt Redrow PLC	56,952	292
BT Group PLC	271,628	672
Bunzl PLC	14,336	400
Coca-Cola Europacific Partners PLC	9,798	889
DCC PLC	4,212	262
HSBC Holdings PLC	773,407	12,125
Informa PLC	57,894	687
Intertek Group PLC	5,934	368
J Sainsbury PLC	81,663	360
Kingfisher PLC	82,304	345
Land Securities Group PLC	34,434	287
Legal & General Group PLC	237,076	833
Lloyds Banking Group PLC	2,675,731	3,526
M&G PLC	99,069	380
Melrose Industries PLC	60,635	477
National Grid PLC	221,957	3,421
Pearson PLC	24,042	339
Phoenix Group Holdings PLC	31,572	311
Reckitt Benckiser Group PLC	30,206	2,446
RELX PLC (London Exchange)	80,804	3,268
Rentokil Initial PLC	108,125	646
Sage Group (The) PLC	43,361	631
Schroders PLC	31,979	174
Segro PLC	62,328	603
Smiths Group PLC	14,034	442
Spirax Group PLC	3,161	289
SSE PLC	51,958	1,524
NORTHERN FUNDS QUARTERLY REPORT  170 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United Kingdom – 3.3%continued
Tesco PLC	298,315	$1,776
Unilever PLC	97,580	6,380
Vodafone Group PLC	793,400	1,054
Whitbread PLC	7,943	271
		63,839
United States – 72.9%
3M Co.	23,981	3,839
Accenture PLC, Class A	27,455	7,366
Adobe, Inc.*	18,507	6,477
Advanced Micro Devices, Inc.*	72,506	15,528
Aflac, Inc.	22,730	2,506
Agilent Technologies, Inc.	12,490	1,700
Alcon A.G.	22,925	1,821
Allegion PLC	3,793	604
Allstate (The) Corp.	11,885	2,474
Alnylam Pharmaceuticals, Inc.*	5,928	2,357
Alphabet, Inc., Class A	260,425	81,513
Alphabet, Inc., Class C	218,828	68,668
American Express Co.	25,010	9,252
American Tower Corp.	20,650	3,626
American Water Works Co., Inc.	8,139	1,062
Ameriprise Financial, Inc.	4,180	2,050
Amgen, Inc.	24,238	7,933
Analog Devices, Inc.	22,155	6,008
Annaly Capital Management, Inc.	26,416	591
AP Moller - Maersk A/S, Class A†	115	265
AP Moller - Maersk A/S, Class B†	199	459
Applied Materials, Inc.	35,930	9,234
Aptiv PLC*	9,836	748
Arch Capital Group Ltd.*	16,631	1,595
Atlassian Corp., Class A*	7,499	1,216
Atmos Energy Corp.	7,041	1,180
Autodesk, Inc.*	9,577	2,835
Automatic Data Processing, Inc.	17,821	4,584
AutoZone, Inc.*	767	2,601
Avery Dennison Corp.	3,659	666
Axon Enterprise, Inc.*	3,293	1,870
Baker Hughes Co.	42,708	1,945
Ball Corp.	11,892	630
Bank of New York Mellon (The) Corp.	31,367	3,641
Best Buy Co., Inc.	8,845	592
Biogen, Inc.*	6,374	1,122
Blackrock, Inc.	6,646	7,113
Booking Holdings, Inc.	1,451	7,771
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 72.9%continued
Bristol-Myers Squibb Co.	90,474	$4,880
Broadridge Financial Solutions, Inc.	5,411	1,208
Bunge Global S.A.	6,477	577
Burlington Stores, Inc.*	2,760	797
BXP, Inc.	6,139	414
C.H. Robinson Worldwide, Inc.	5,393	867
Cadence Design Systems, Inc.*	12,267	3,834
Capital One Financial Corp.	28,694	6,954
Carrier Global Corp.	34,288	1,812
Caterpillar, Inc.	20,974	12,015
Cboe Global Markets, Inc.	4,863	1,221
CBRE Group, Inc., Class A*	13,186	2,120
Cencora, Inc.	8,190	2,766
Charles Schwab (The) Corp.	77,513	7,744
Charter Communications, Inc., Class A*	4,034	842
Cheniere Energy, Inc.	10,057	1,955
Church & Dwight Co., Inc.	10,288	863
Cigna Group (The)	12,068	3,321
Cintas Corp.	15,768	2,965
Citizens Financial Group, Inc.	18,910	1,105
Clorox (The) Co.	4,809	485
CMS Energy Corp.	12,431	869
CNH Industrial N.V.	39,957	368
Coca-Cola (The) Co.	183,950	12,860
Colgate-Palmolive Co.	33,930	2,681
Comcast Corp., Class A	163,219	4,879
Consolidated Edison, Inc.	16,109	1,600
Cooper (The) Cos., Inc.*	8,753	717
CRH PLC	30,067	3,752
Crown Castle, Inc.	18,743	1,666
CSX Corp.	84,013	3,045
Cummins, Inc.	6,262	3,196
D.R. Horton, Inc.	12,459	1,794
Danaher Corp.	29,071	6,655
Darden Restaurants, Inc.	5,430	999
Deckers Outdoor Corp.*	6,358	659
Deere & Co.	11,591	5,396
Delta Air Lines, Inc.	7,131	495
Dexcom, Inc.*	16,380	1,087
Dick's Sporting Goods, Inc.	2,627	520
Digital Realty Trust, Inc.	15,147	2,343
Docusign, Inc.*	9,115	623
Dollar General Corp.	9,661	1,283
Dover Corp.	6,101	1,191
EQUITY FUNDS 171 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 72.9%continued
Eaton Corp. PLC	17,530	$5,583
eBay, Inc.	20,844	1,816
Ecolab, Inc.	11,529	3,027
Edison International	17,562	1,054
Edwards Lifesciences Corp.*	26,487	2,258
Electronic Arts, Inc.	10,610	2,168
Elevance Health, Inc.	9,847	3,452
Eli Lilly & Co.	36,042	38,734
EMCOR Group, Inc.	2,027	1,240
Equinix, Inc.	4,276	3,276
Equitable Holdings, Inc.	13,332	635
Essential Utilities, Inc.	10,787	414
Estee Lauder (The) Cos., Inc., Class A	10,553	1,105
Eversource Energy	15,960	1,075
Exelon Corp.	43,957	1,916
Expeditors International of Washington, Inc.	6,151	917
Fair Isaac Corp.*	1,085	1,834
Ferguson Enterprises, Inc.	8,910	1,984
Ferrovial S.E.	23,389	1,513
Fidelity National Information Services, Inc.	23,649	1,572
First Solar, Inc.*	4,481	1,171
Fiserv, Inc.*	23,444	1,575
Fortive Corp.	15,780	871
Fox Corp., Class A	9,488	693
Fox Corp., Class B	6,954	452
Garmin Ltd.	7,398	1,501
Gartner, Inc.*	3,269	825
General Electric Co.	47,469	14,622
General Mills, Inc.	23,266	1,082
Genuine Parts Co.	6,233	766
Gilead Sciences, Inc.	55,798	6,849
Graco, Inc.	7,201	590
Halliburton Co.	37,066	1,047
Hartford Insurance Group (The), Inc.	12,845	1,770
HCA Healthcare, Inc.	7,357	3,435
Healthpeak Properties, Inc.	33,967	546
Hewlett Packard Enterprise Co.	59,678	1,433
Hilton Worldwide Holdings, Inc.	10,498	3,016
Hologic, Inc.*	9,796	730
Home Depot (The), Inc.	44,298	15,243
Hormel Foods Corp.	11,027	261
HP, Inc.	39,663	884
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 72.9%continued
Hubbell, Inc.	2,393	$1,063
HubSpot, Inc.*	2,174	872
Humana, Inc.	5,084	1,302
Huntington Bancshares, Inc.	70,829	1,229
IDEX Corp.	3,453	614
IDEXX Laboratories, Inc.*	3,608	2,441
Illinois Tool Works, Inc.	12,303	3,030
Incyte Corp.*	7,292	720
Ingersoll Rand, Inc.	18,114	1,435
Insulet Corp.*	3,218	915
Intel Corp.*	200,055	7,382
Intercontinental Exchange, Inc.	25,477	4,126
International Business Machines Corp.	41,671	12,343
International Flavors & Fragrances, Inc.	10,189	687
International Paper Co.	20,430	805
Intuit, Inc.	12,556	8,317
IQVIA Holdings, Inc.*	7,795	1,757
Iron Mountain, Inc.	12,745	1,057
J.M. Smucker (The) Co.	3,995	391
JB Hunt Transport Services, Inc.	3,537	687
Johnson & Johnson	107,895	22,329
Johnson Controls International PLC	29,804	3,569
Kenvue, Inc.	84,975	1,466
Keurig Dr. Pepper, Inc.	57,193	1,602
KeyCorp	44,009	908
Keysight Technologies, Inc.*	7,701	1,565
Kimberly-Clark Corp.	14,261	1,439
Kroger (The) Co.	28,506	1,781
Labcorp Holdings, Inc.	3,766	945
Lam Research Corp.	56,689	9,704
Lennox International, Inc.	1,509	733
Linde PLC	20,830	8,882
Lowe's Cos., Inc.	25,266	6,093
LPL Financial Holdings, Inc.	3,673	1,312
Lululemon Athletica, Inc.*	4,792	996
LyondellBasell Industries N.V., Class A	10,387	450
Marathon Petroleum Corp.	13,726	2,232
Marsh & McLennan Cos., Inc.	21,999	4,081
Martin Marietta Materials, Inc.	2,742	1,707
Marvell Technology, Inc.	38,120	3,239
Mastercard, Inc., Class A	38,134	21,770
McCormick & Co., Inc. (Non Voting)	10,596	722
McDonald's Corp.	32,146	9,825
Merck & Co., Inc.	111,768	11,765
NORTHERN FUNDS QUARTERLY REPORT  172 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 72.9%continued
Mettler-Toledo International, Inc.*	940	$1,311
Microsoft Corp.	315,996	152,822
Monster Beverage Corp.*	32,604	2,500
Moody's Corp.	7,246	3,702
Morgan Stanley	53,786	9,549
Nasdaq, Inc.(4)	20,858	2,026
NetApp, Inc.	8,722	934
Neurocrine Biosciences, Inc.*	4,575	649
Newmont Corp.	49,196	4,912
NiSource, Inc.	20,861	871
Northern Trust Corp.(4)	8,673	1,185
Novartis A.G. (Registered)	85,277	11,780
NRG Energy, Inc.	8,866	1,412
Nucor Corp.	10,472	1,708
NVIDIA Corp.	1,087,183	202,760
NVR, Inc.*	132	963
Oklo, Inc.*	4,091	294
Old Dominion Freight Line, Inc.	8,665	1,359
Omnicom Group, Inc.	14,528	1,173
ONEOK, Inc.	27,242	2,002
O'Reilly Automotive, Inc.*	38,776	3,537
Palo Alto Networks, Inc.*	30,392	5,598
Paychex, Inc.	13,993	1,570
PayPal Holdings, Inc.	41,219	2,406
Pentair PLC	7,261	756
PepsiCo, Inc.	61,641	8,847
Phillips 66	18,262	2,357
PNC Financial Services Group (The), Inc.	17,647	3,683
PPG Industries, Inc.	10,122	1,037
Principal Financial Group, Inc.	10,418	919
Procter & Gamble (The) Co.	104,152	14,926
Progressive (The) Corp.	25,877	5,893
Prologis, Inc.	41,760	5,331
Prudential Financial, Inc.	15,799	1,783
PTC, Inc.*	5,456	951
PulteGroup, Inc.	8,664	1,016
QIAGEN N.V.	10,434	476
Quanta Services, Inc.	6,741	2,845
Quest Diagnostics, Inc.	5,045	875
Raymond James Financial, Inc.	8,190	1,315
Regions Financial Corp.	40,766	1,105
Rivian Automotive, Inc., Class A*	36,209	714
Rockwell Automation, Inc.	5,091	1,981
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 72.9%continued
Royalty Pharma PLC, Class A	18,674	$722
S&P Global, Inc.	13,826	7,225
Salesforce, Inc.	42,285	11,202
SBA Communications Corp.	4,785	926
Schneider Electric S.E.	24,771	6,790
Seagate Technology Holdings PLC	9,658	2,660
Sempra	29,226	2,580
ServiceNow, Inc.*	46,826	7,173
SLB Ltd.	67,082	2,575
Smurfit WestRock PLC (London Stock Exchange)	23,745	915
Solventum Corp.*	7,101	563
Spotify Technology S.A.*	6,862	3,985
State Street Corp.	12,656	1,633
Steel Dynamics, Inc.	6,302	1,068
STERIS PLC	4,430	1,123
Swiss Re A.G.	13,373	2,230
Synchrony Financial	16,574	1,383
Synopsys, Inc.*	8,144	3,825
Sysco Corp.	21,458	1,581
T. Rowe Price Group, Inc.	9,667	990
Take-Two Interactive Software, Inc.*	8,423	2,157
Targa Resources Corp.	9,577	1,767
Target Corp.	19,685	1,924
Tesla, Inc.*	126,574	56,923
Texas Instruments, Inc.	40,400	7,009
TJX (The) Cos., Inc.	49,607	7,620
Tractor Supply Co.	23,659	1,183
Trane Technologies PLC	10,023	3,901
TransUnion	9,217	790
Travelers (The) Cos., Inc.	10,133	2,939
Trimble, Inc.*	10,721	840
Truist Financial Corp.	57,487	2,829
Twilio, Inc., Class A*	6,877	978
U.S. Bancorp	69,966	3,733
Ulta Beauty, Inc.*	2,054	1,243
Union Pacific Corp.	26,503	6,131
United Parcel Service, Inc., Class B	32,169	3,191
United Rentals, Inc.	2,906	2,352
Valero Energy Corp.	14,012	2,281
Veeva Systems, Inc., Class A*	6,851	1,529
Veralto Corp.	11,493	1,147
Verizon Communications, Inc.	186,658	7,603
Vertex Pharmaceuticals, Inc.*	11,552	5,237
EQUITY FUNDS 173 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% (1)continued
United States – 72.9%continued
Visa, Inc., Class A	75,858	$26,604
W.W. Grainger, Inc.	2,012	2,030
Walt Disney (The) Co.	80,961	9,211
Waters Corp.*	2,734	1,038
Welltower, Inc.	29,649	5,503
West Pharmaceutical Services, Inc.	3,236	890
Western Digital Corp.	15,787	2,720
Weyerhaeuser Co.	31,348	743
Williams (The) Cos., Inc.	54,854	3,297
Williams-Sonoma, Inc.	5,575	996
Willis Towers Watson PLC	4,473	1,470
Workday, Inc., Class A*	9,355	2,009
Xylem, Inc.	10,942	1,490
Yum! Brands, Inc.	12,740	1,927
Zimmer Biomet Holdings, Inc.	8,000	719
Zoetis, Inc.	19,723	2,482
Zscaler, Inc.*	4,676	1,052
		1,422,558
Total Common Stocks
(Cost $898,901)		1,921,373

PREFERRED STOCKS – 0.0% (1)
Germany – 0.0%
Henkel A.G. & Co. KGaA, 2.92%(5)	7,254	593
Sartorius A.G., 0.30%(5)	1,200	347
		940
Total Preferred Stocks
(Cost $810)		940

RIGHTS – 0.0%
United States – 0.0%
ABIOMED, Inc. (Contingent Value Rights)(3) *	2,380	—
Total Rights
(Cost $—)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(6) (7)	12,879,890	$12,880
Total Investment Companies
(Cost $12,880)		12,880

Total Investments – 99.2%
(Cost $912,591)		1,935,193
Other Assets less Liabilities – 0.8%		16,054
Net Assets – 100.0%		$1,951,247

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately $1,766,000 or 0.1% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2025 is disclosed.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

SPI – Standardized Precipitation Index

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  174 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
At December 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Danish Krone	1,528	United States Dollar	242	3/18/26	$—*
Citibank	New Zealand Dollar	124	United States Dollar	72	3/18/26	1
Citibank	Swiss Franc	734	United States Dollar	934	3/18/26	—*
Citibank	United States Dollar	452	British Pound	337	3/18/26	2
Goldman Sachs	Hong Kong Dollar	391	United States Dollar	50	3/18/26	—*
Goldman Sachs	Swiss Franc	238	United States Dollar	303	3/18/26	—*
Morgan Stanley	Euro	94	United States Dollar	111	3/18/26	—*
Morgan Stanley	United States Dollar	518	Euro	440	3/18/26	1
Toronto-Dominion Bank	United States Dollar	542	Canadian Dollar	743	3/18/26	1
UBS	Euro	925	United States Dollar	1,092	3/18/26	1
Subtotal Appreciation						6
Bank of Montreal	Australian Dollar	19	United States Dollar	12	3/18/26	(— )*
Goldman Sachs	Australian Dollar	323	United States Dollar	215	3/18/26	(— )*
Goldman Sachs	Canadian Dollar	646	United States Dollar	471	3/18/26	(1)
JPMorgan Chase	United States Dollar	210	Japanese Yen	32,359	3/18/26	(2)
Morgan Stanley	United States Dollar	776	Japanese Yen	119,790	3/18/26	(6)
Toronto-Dominion Bank	British Pound	383	United States Dollar	515	3/18/26	(1)
UBS	Japanese Yen	117,306	United States Dollar	753	3/18/26	(1)
Subtotal Depreciation						(11)
Total						$(5)

*	Amount rounds to less than one thousand.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	58	$19,988	Long	3/26	$57
Euro Stoxx 50 (Euro)	40	2,746	Long	3/26	34
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
FTSE 100 Index (British Pound)	9	$1,206	Long	3/26	$15
S&P/TSX 60 Index (Canadian Dollar)	1	271	Long	3/26	1
SPI 200 Index (Australian Dollar)	5	724	Long	3/26	1
Topix Index (Japanese Yen)	7	1,525	Long	3/26	10
Total					$118
At December 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	28.6%
Financials	15.5
Communication Services	10.5
Health Care	10.2
Industrials	10.2
Consumer Discretionary	9.3
Consumer Staples	4.8
Materials	3.5
Energy	2.1
Real Estate	1.9
Utilities	1.9
Short-Term Investments	0.7
Total Investments	99.2
Other Assets less Liabilities	0.8
Net Assets	100.0%
EQUITY FUNDS 175 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$6,519	$335	$—	$6,854
Canada	63,747	—	—	63,747
Chile	696	772	—	1,468
Congo, The Democ. Rep. of	355	—	—	355
Hong Kong	678	11,269	—	11,947
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Ireland	$1,134	$1,189	$—	$2,323
Netherlands	2,458	29,287	—	31,745
Singapore	546	4,197	—	4,743
United Kingdom	889	62,950	—	63,839
United States	1,396,309	26,249	—	1,422,558
All Other Countries(1)	—	311,794	—	311,794
Total Common Stocks	1,473,331	448,042	—	1,921,373
Preferred Stocks	—	940	—	940
Investment Companies	12,880	—	—	12,880
Total Investments	$1,486,211	$448,982	$—	$1,935,193
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$6	$—	$6
Futures Contracts	118	—	—	118
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11)	—	(11)
Total Other Financial Instruments	$118	$(5)	$—	$113

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$1,697	$187	$315	$368	$89	$17	$2,026	20,858
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	3,937	3,937	—	—	— (1),*	—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	33,984	143,794	164,898	—	—	469	12,880	12,879,890
Northern Trust Corp.	1,073	—	257	308	61	22	1,185	8,673
Total	$36,754	$147,918	$169,407	$676	$150	$508	$16,091	12,909,421

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  176 EQUITY FUNDS